UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | February 28, 2023
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

This page is intentionally left blank.

Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Taxable Bond Funds | Semiannual Report1

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2023
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-4.28%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-4.30%
Fund Category: Morningstar Inflation Protected Bond[1]	-3.64%
Performance Details	page 4

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-2.23%
Bloomberg US Aggregate Bond Index	-2.13%
Fund Category: Morningstar Intermediate Core Bond[1]	-2.10%
Performance Details	page 5

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	-0.68%
Bloomberg US Government/Credit 1-5 Year Index	-0.63%
Fund Category: Morningstar Short-Term Bond[1]	0.11%
Performance Details	page 6
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab
Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index
Fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock
Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver
Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service, and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds | Semiannual Report3

Schwab Treasury Inflation Protected Securities Index Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1

Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-4.28%	-10.47%	2.50%	1.11%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-4.30%	-10.40%	2.57%	1.22%
Fund Category: Morningstar Inflation Protected Bond [2]	-3.64%	-8.36%	2.26%	0.93%
Fund Expense Ratio[3]: 0.05%

Yields1

30-Day SEC Yield	-2.32%[4]
12-Month Distribution Yield	7.03%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type5

Weighted Average Maturity[7]	7.4 Yrs
Weighted Average Duration[7]	6.9 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
8
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
4Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-2.23%	-9.84%	0.42%	0.45%
Bloomberg US Aggregate Bond Index	-2.13%	-9.72%	0.53%	0.59%
Fund Category: Morningstar Intermediate Core Bond [2]	-2.10%	-9.90%	0.39%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	4.11%
12-Month Distribution Yield	2.67%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type4

Weighted Average Maturity[7]	8.6 Yrs
Weighted Average Duration[7]	6.3 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.2% of net assets on February 28, 2023.
6
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
8
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
9
Less than 0.05%.
Schwab Taxable Bond Funds | Semiannual Report5

Schwab Short-Term Bond Index Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	-0.68%	-4.06%	0.92%	0.74%
Bloomberg US Government/Credit 1-5 Year Index	-0.63%	-4.00%	1.00%	0.85%
Fund Category: Morningstar Short-Term Bond [2]	0.11%	-3.07%	1.15%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	4.58%
12-Month Distribution Yield	1.78%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type4

Weighted Average Maturity[6]	2.8 Yrs
Weighted Average Duration[6]	2.6 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
See Glossary for definitions of maturity and duration.
7
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
6Schwab Taxable Bond Funds | Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$957.20	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$977.70	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$993.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

Schwab Taxable Bond Funds | Semiannual Report7

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$11.27	$12.70	$12.33	$11.50	$10.97	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00)[2]	0.90	0.59	0.12	0.25	0.36
Net realized and unrealized gains (losses)	(0.48)	(1.64)	0.07	0.88	0.55	(0.28)
Total from investment operations	(0.48)	(0.74)	0.66	1.00	0.80	0.08
Less distributions:
Distributions from net investment income	(0.46)	(0.67)	(0.28)	(0.17)	(0.27)	(0.29)
Distributions from net realized gains	(0.09)	(0.02)	(0.01)	—	—	—
Total distributions	(0.55)	(0.69)	(0.29)	(0.17)	(0.27)	(0.29)
Net asset value at end of period	$10.24	$11.27	$12.70	$12.33	$11.50	$10.97
Total return	(4.28%)[3]	(6.04%)	5.48%	8.88%	7.42%	0.71%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[4,5]	0.05%[5]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	(0.01%)[4]	7.50%	4.83%	1.05%	2.27%	3.29%
Portfolio turnover rate	28%[3]	37%	25%	29%	25%	18%
Net assets, end of period (x 1,000,000)	$2,552	$2,750	$2,397	$1,429	$923	$746

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.9% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.50%, 04/15/24	54,696,676	53,794,674
0.13%, 07/15/24	88,441,782	86,592,339
0.13%, 10/15/24	78,886,802	76,801,031
0.25%, 01/15/25	80,877,844	78,320,582
2.38%, 01/15/25	55,128,295	55,523,991
0.13%, 04/15/25	64,622,653	62,097,259
0.38%, 07/15/25	88,688,662	85,899,673
0.13%, 10/15/25	78,624,408	75,366,833
0.63%, 01/15/26	74,669,360	72,110,059
2.00%, 01/15/26	35,580,619	35,689,303
0.13%, 04/15/26	60,749,672	57,487,008
0.13%, 07/15/26	74,423,666	70,579,240
0.13%, 10/15/26	84,041,477	79,370,491
0.38%, 01/15/27	69,303,074	65,689,010
2.38%, 01/15/27	34,395,081	35,148,156
0.13%, 04/15/27	85,847,665	80,247,924
0.38%, 07/15/27	76,406,833	72,350,935
1.63%, 10/15/27	86,086,843	86,065,555
0.50%, 01/15/28	78,029,982	73,711,696
1.75%, 01/15/28	32,337,925	32,428,407
3.63%, 04/15/28	33,108,299	36,190,920
0.75%, 07/15/28	67,926,550	65,014,989
0.88%, 01/15/29	58,258,640	55,820,666
2.50%, 01/15/29	29,864,321	31,273,836
3.88%, 04/15/29	38,459,844	43,387,184
0.25%, 07/15/29	68,847,997	63,502,326
0.13%, 01/15/30	77,753,112	70,478,237
0.13%, 07/15/30	86,094,815	77,802,097
0.13%, 01/15/31	89,111,916	79,824,354
0.13%, 07/15/31	91,066,951	81,266,839
0.13%, 01/15/32	99,384,673	87,880,291
3.38%, 04/15/32	13,834,444	15,925,356
0.63%, 07/15/32	103,146,408	95,374,307
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/15/33	36,387,820	35,110,372
2.13%, 02/15/40	18,103,524	19,522,281
2.13%, 02/15/41	26,102,533	28,150,622
0.75%, 02/15/42	42,306,787	36,240,343
0.63%, 02/15/43	33,227,251	27,484,081
1.38%, 02/15/44	45,697,507	43,385,357
0.75%, 02/15/45	50,299,399	41,940,100
1.00%, 02/15/46	25,895,883	22,613,798
0.88%, 02/15/47	31,744,279	26,772,479
1.00%, 02/15/48	23,077,883	19,965,681
1.00%, 02/15/49	21,613,098	18,669,715
0.25%, 02/15/50	32,673,988	22,993,984
0.13%, 02/15/51	32,883,865	22,092,517
0.13%, 02/15/52	38,121,778	25,518,149
1.50%, 02/15/53	19,316,207	19,092,212
Total Treasuries (Cost $2,820,281,362)		2,548,567,259

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	3,238,923	3,238,923
Total Short-Term Investments (Cost $3,238,923)		3,238,923
Total Investments in Securities (Cost $2,823,520,285)		2,551,806,182

(a)	The rate shown is the annualized 7-day yield.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report9

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,548,567,259	$—	$2,548,567,259
Short-Term Investments[1]	3,238,923	—	—	3,238,923
Total	$3,238,923	$2,548,567,259	$—	$2,551,806,182

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
10Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,823,520,285)		$2,551,806,182
Receivables:
Investments sold		16,475,069
Fund shares sold		9,289,115
Interest		3,312,340
Dividends	+	7,418
Total assets		2,580,890,124

Liabilities
Payables:
Investments bought		24,790,000
Fund shares redeemed		4,205,786
Investment adviser fees	+	96,966
Total liabilities		29,092,752
Net assets		$2,551,797,372

Net Assets by Source
Capital received from investors		$2,946,798,160
Total distributable loss	+	(395,000,788)
Net assets		$2,551,797,372

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,551,797,372		249,190,683		$10.24

See financial notes
Schwab Taxable Bond Funds | Semiannual Report11

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$525,961*
Dividends received from securities - unaffiliated	+	24,795
Total investment income		550,756

Expenses
Investment adviser fees		633,777
Proxy fees[1]	+	2,700
Total expenses	–	636,477
Net investment loss		(85,721)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(98,039,841)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(19,922,380)
Net realized and unrealized losses		(117,962,221)
Decrease in net assets resulting from operations		($118,047,942)

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
12Schwab Taxable Bond Funds | Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income (loss)		($85,721)	$211,665,978
Net realized gains (losses)		(98,039,841)	5,956,829
Net change in unrealized appreciation (depreciation)	+	(19,922,380)	(408,155,154)
Decrease in net assets from operations		($118,047,942)	($190,532,347)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($130,468,290)	($158,919,484)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		36,221,175	$377,052,258	127,567,665	$1,569,597,809
Shares reinvested		9,540,908	98,534,830	10,128,781	121,065,276
Shares redeemed	+	(40,596,445)	(425,315,060)	(82,401,634)	(988,461,315)
Net transactions in fund shares		5,165,638	$50,272,028	55,294,812	$702,201,770

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		244,025,045	$2,750,041,576	188,730,233	$2,397,291,637
Total increase (decrease)	+	5,165,638	(198,244,204)	55,294,812	352,749,939
End of period		249,190,683	$2,551,797,372	244,025,045	$2,750,041,576
See financial notes
Schwab Taxable Bond Funds | Semiannual Report13

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$9.15	$10.57	$10.84	$10.46	$9.78	$10.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.19	0.18	0.25	0.28	0.25
Net realized and unrealized gains (losses)	(0.32)	(1.39)	(0.22)	0.40	0.69	(0.37)
Total from investment operations	(0.20)	(1.20)	(0.04)	0.65	0.97	(0.12)
Less distributions:
Distributions from net investment income	(0.13)	(0.22)	(0.22)	(0.27)	(0.29)	(0.26)
Distributions from net realized gains	—	—	(0.01)	—	—	—
Total distributions	(0.13)	(0.22)	(0.23)	(0.27)	(0.29)	(0.26)
Net asset value at end of period	$8.82	$9.15	$10.57	$10.84	$10.46	$9.78
Total return	(2.23%)[2]	(11.51%)	(0.30%)	6.33%	10.15%	(1.17%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3,4]	0.04%[4]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.74%[3]	1.93%	1.66%	2.32%	2.86%	2.52%
Portfolio turnover rate[5]	41%[2]	58%	56%	81%	91%	97%
Net assets, end of period (x 1,000,000)	$4,309	$4,440	$5,510	$4,697	$2,971	$2,006

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Includes to-be-announced (TBA) transactions, if any (see financial note 2 for additional information).
See financial notes
14Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.2% OF NET ASSETS

Financial Institutions 8.2%
Banking 5.8%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	200,000	195,946
5.13%, 09/30/24	150,000	148,767
5.80%, 05/01/25 (a)	150,000	150,305
4.75%, 06/09/27 (a)	150,000	143,195
2.20%, 11/02/28 (a)	150,000	122,319
8.00%, 11/01/31	450,000	488,333
American Express Co.
3.38%, 05/03/24	400,000	390,872
2.50%, 07/30/24 (a)	350,000	336,962
3.00%, 10/30/24 (a)	450,000	433,980
2.25%, 03/04/25 (a)	300,000	282,552
3.95%, 08/01/25 (a)	400,000	388,416
4.20%, 11/06/25 (a)	150,000	146,810
3.13%, 05/20/26 (a)	150,000	140,955
1.65%, 11/04/26 (a)	250,000	221,175
2.55%, 03/04/27 (a)	250,000	226,630
3.30%, 05/03/27 (a)	450,000	420,736
5.85%, 11/05/27 (a)	250,000	257,635
4.99%, 05/26/33 (a)(b)	200,000	191,568
4.42%, 08/03/33 (a)(b)	250,000	234,058
4.05%, 12/03/42	150,000	132,689
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	240,725
5.09%, 12/08/25	250,000	249,282
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,308
6.14%, 09/14/28 (a)(b)	200,000	202,568
Banco Santander S.A.
3.89%, 05/24/24	200,000	195,812
2.71%, 06/27/24	400,000	385,496
3.50%, 03/24/25	200,000	192,456
2.75%, 05/28/25	200,000	187,796
5.15%, 08/18/25	400,000	394,616
5.18%, 11/19/25	200,000	197,260
1.85%, 03/25/26	200,000	177,676
4.25%, 04/11/27	200,000	189,840
5.29%, 08/18/27	200,000	196,064
1.72%, 09/14/27 (a)(b)	200,000	172,612
3.80%, 02/23/28	200,000	183,700
4.18%, 03/24/28 (a)(b)	200,000	186,906
4.38%, 04/12/28	200,000	188,140
3.31%, 06/27/29	200,000	177,192
3.49%, 05/28/30	200,000	172,352
2.75%, 12/03/30	200,000	156,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 03/25/31	200,000	163,158
3.23%, 11/22/32 (a)(b)	200,000	154,644
Bank of America Corp.
4.00%, 04/01/24	500,000	492,695
4.20%, 08/26/24	650,000	637,962
4.00%, 01/22/25	450,000	438,583
3.46%, 03/15/25 (a)(b)	450,000	439,942
3.95%, 04/21/25	450,000	436,450
0.98%, 04/22/25 (a)(b)	400,000	378,168
3.84%, 04/25/25 (a)(b)	400,000	391,808
3.88%, 08/01/25	350,000	340,133
0.98%, 09/25/25 (a)(b)	400,000	371,232
3.09%, 10/01/25 (a)(b)	250,000	240,147
2.46%, 10/22/25 (a)(b)	350,000	332,220
1.53%, 12/06/25 (a)(b)	350,000	325,440
3.37%, 01/23/26 (a)(b)	450,000	430,821
2.02%, 02/13/26 (a)(b)	250,000	232,960
4.45%, 03/03/26	300,000	291,873
3.38%, 04/02/26 (a)(b)	500,000	478,570
3.50%, 04/19/26	500,000	477,730
1.32%, 06/19/26 (a)(b)	600,000	544,428
4.83%, 07/22/26 (a)(b)	400,000	393,764
6.22%, 09/15/26	150,000	154,992
4.25%, 10/22/26	250,000	240,432
1.20%, 10/24/26 (a)(b)	400,000	356,420
1.66%, 03/11/27 (a)(b)	500,000	445,660
3.56%, 04/23/27 (a)(b)	450,000	423,108
1.73%, 07/22/27 (a)(b)	1,000,000	881,420
3.25%, 10/21/27 (a)	500,000	460,790
4.18%, 11/25/27 (a)	350,000	333,697
3.82%, 01/20/28 (a)(b)	400,000	376,320
2.55%, 02/04/28 (a)(b)	450,000	402,633
3.71%, 04/24/28 (a)(b)	350,000	325,913
4.38%, 04/27/28 (a)(b)	400,000	382,612
3.59%, 07/21/28 (a)(b)	400,000	369,452
4.95%, 07/22/28 (a)(b)	500,000	489,485
6.20%, 11/10/28 (a)(b)	300,000	308,544
3.42%, 12/20/28 (a)(b)	1,000,000	912,850
3.97%, 03/05/29 (a)(b)	400,000	371,816
2.09%, 06/14/29 (a)(b)	500,000	421,245
4.27%, 07/23/29 (a)(b)	550,000	516,598
3.97%, 02/07/30 (a)(b)	500,000	458,020
3.19%, 07/23/30 (a)(b)	450,000	391,261
2.88%, 10/22/30 (a)(b)	350,000	296,772
2.50%, 02/13/31 (a)(b)	650,000	536,178
2.59%, 04/29/31 (a)(b)	500,000	413,565
1.90%, 07/23/31 (a)(b)	450,000	350,923
1.92%, 10/24/31 (a)(b)	450,000	349,222
2.65%, 03/11/32 (a)(b)	400,000	325,864
2.69%, 04/22/32 (a)(b)	800,000	649,552
2.30%, 07/21/32 (a)(b)	650,000	509,060
2.57%, 10/20/32 (a)(b)	600,000	478,530
See financial notes
Schwab Taxable Bond Funds | Semiannual Report15

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.97%, 02/04/33 (a)(b)	650,000	532,454
4.57%, 04/27/33 (a)(b)	750,000	697,590
5.02%, 07/22/33 (a)(b)	950,000	914,736
2.48%, 09/21/36 (a)(b)	400,000	299,740
6.11%, 01/29/37	350,000	360,650
3.85%, 03/08/37 (a)(b)	425,000	358,670
4.24%, 04/24/38 (a)(b)	350,000	303,558
7.75%, 05/14/38	320,000	377,917
4.08%, 04/23/40 (a)(b)	300,000	253,806
2.68%, 06/19/41 (a)(b)	900,000	618,606
5.88%, 02/07/42	150,000	156,911
3.31%, 04/22/42 (a)(b)	600,000	449,004
5.00%, 01/21/44	350,000	332,188
4.88%, 04/01/44	100,000	92,842
4.75%, 04/21/45	100,000	91,509
4.44%, 01/20/48 (a)(b)	350,000	302,883
3.95%, 01/23/49 (a)(b)	200,000	159,662
4.33%, 03/15/50 (a)(b)	500,000	421,785
4.08%, 03/20/51 (a)(b)	1,000,000	804,790
2.83%, 10/24/51 (a)(b)	150,000	96,251
3.48%, 03/13/52 (a)(b)	200,000	147,162
2.97%, 07/21/52 (a)(b)	350,000	230,045
Bank of America NA
6.00%, 10/15/36	168,000	174,231
Bank of Montreal
2.50%, 06/28/24	200,000	192,522
0.63%, 07/09/24	250,000	234,608
4.25%, 09/14/24	300,000	294,924
1.50%, 01/10/25	275,000	256,283
1.85%, 05/01/25	350,000	325,570
3.70%, 06/07/25	250,000	241,802
1.25%, 09/15/26	250,000	218,440
0.95%, 01/22/27 (a)(b)	200,000	176,192
2.65%, 03/08/27	250,000	227,998
4.70%, 09/14/27 (a)	200,000	195,772
5.20%, 02/01/28 (a)	250,000	248,955
3.80%, 12/15/32 (a)(b)	200,000	179,050
3.09%, 01/10/37 (a)(b)	200,000	157,240
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	97,902
5.13%, 06/11/30 (a)	100,000	94,970
Barclays Bank PLC
3.75%, 05/15/24	200,000	195,850
Barclays PLC
4.38%, 09/11/24	200,000	195,200
3.65%, 03/16/25	350,000	336,105
3.93%, 05/07/25 (a)(b)	400,000	389,616
4.38%, 01/12/26	500,000	483,635
2.85%, 05/07/26 (a)(b)	350,000	328,013
5.20%, 05/12/26	300,000	292,350
5.30%, 08/09/26 (a)(b)	250,000	245,300
7.33%, 11/02/26 (a)(b)	250,000	258,745
2.28%, 11/24/27 (a)(b)	200,000	176,104
4.34%, 01/10/28 (a)	200,000	186,876
4.84%, 05/09/28 (a)	250,000	234,358
5.50%, 08/09/28 (a)(b)	300,000	293,946
7.39%, 11/02/28 (a)(b)	250,000	263,140
4.97%, 05/16/29 (a)(b)	250,000	237,933
5.09%, 06/20/30 (a)(b)	300,000	278,367
2.65%, 06/24/31 (a)(b)	300,000	239,352
2.67%, 03/10/32 (a)(b)	200,000	156,114
2.89%, 11/24/32 (a)(b)	250,000	195,025
5.75%, 08/09/33 (a)(b)	200,000	193,308
7.44%, 11/02/33 (a)(b)	350,000	377,919
3.56%, 09/23/35 (a)(b)	150,000	120,081
3.81%, 03/10/42 (a)(b)	200,000	145,310
3.33%, 11/24/42 (a)(b)	200,000	143,756
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 08/17/45	400,000	373,228
4.95%, 01/10/47	200,000	178,986
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,526
BPCE S.A.
4.00%, 04/15/24	250,000	246,100
3.38%, 12/02/26	250,000	233,653
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	47,973
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	200,000	195,136
2.25%, 01/28/25	200,000	188,914
3.30%, 04/07/25	250,000	239,808
3.95%, 08/04/25	250,000	242,355
0.95%, 10/23/25	200,000	179,268
1.25%, 06/22/26	150,000	131,817
3.45%, 04/07/27	200,000	187,592
3.60%, 04/07/32 (a)	200,000	176,654
Capital One Financial Corp.
3.75%, 04/24/24 (a)	200,000	196,176
3.30%, 10/30/24 (a)	300,000	289,773
3.20%, 02/05/25 (a)	250,000	239,720
4.17%, 05/09/25 (a)(b)	200,000	195,542
4.20%, 10/29/25 (a)	250,000	241,582
2.64%, 03/03/26 (a)(b)	250,000	235,268
4.99%, 07/24/26 (a)(b)	250,000	246,307
3.75%, 07/28/26 (a)	250,000	235,148
3.75%, 03/09/27 (a)	300,000	281,562
3.65%, 05/11/27 (a)	250,000	233,153
1.88%, 11/02/27 (a)(b)	225,000	196,763
3.80%, 01/31/28 (a)	200,000	185,524
4.93%, 05/10/28 (a)(b)	300,000	290,502
2.36%, 07/29/32 (a)(b)	150,000	110,084
2.62%, 11/02/32 (a)(b)	200,000	155,606
5.27%, 05/10/33 (a)(b)	200,000	189,782
5.82%, 02/01/34 (a)(b)	250,000	242,905
Capital One NA
2.28%, 01/28/26 (a)(b)	100,000	93,857
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,011
4.00%, 08/05/24	150,000	147,611
3.88%, 03/26/25	150,000	145,206
3.35%, 04/24/25 (a)(b)	550,000	535,337
3.30%, 04/27/25	300,000	287,280
0.98%, 05/01/25 (a)(b)	200,000	188,972
4.40%, 06/10/25	300,000	293,619
5.50%, 09/13/25	324,000	325,623
1.28%, 11/03/25 (a)(b)	250,000	232,428
3.70%, 01/12/26	200,000	191,952
2.01%, 01/25/26 (a)(b)	400,000	373,484
4.60%, 03/09/26	345,000	336,368
3.29%, 03/17/26 (a)(b)	300,000	286,272
3.11%, 04/08/26 (a)(b)	700,000	664,811
3.40%, 05/01/26	250,000	236,235
5.61%, 09/29/26 (a)(b)	500,000	500,035
3.20%, 10/21/26 (a)	600,000	558,408
4.30%, 11/20/26	150,000	143,966
1.12%, 01/28/27 (a)(b)	500,000	443,830
1.46%, 06/09/27 (a)(b)	550,000	480,914
4.45%, 09/29/27	680,000	650,196
3.89%, 01/10/28 (a)(b)	500,000	470,515
3.07%, 02/24/28 (a)(b)	500,000	454,345
4.66%, 05/24/28 (a)(b)	300,000	290,505
3.67%, 07/24/28 (a)(b)	500,000	463,510
4.13%, 07/25/28	350,000	327,719
3.52%, 10/27/28 (a)(b)	400,000	366,760
See financial notes
16Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.08%, 04/23/29 (a)(b)	300,000	279,597
3.98%, 03/20/30 (a)(b)	450,000	411,057
2.98%, 11/05/30 (a)(b)	400,000	341,188
2.67%, 01/29/31 (a)(b)	400,000	333,308
4.41%, 03/31/31 (a)(b)	700,000	652,575
2.57%, 06/03/31 (a)(b)	650,000	533,266
2.56%, 05/01/32 (a)(b)	500,000	401,690
6.63%, 06/15/32	200,000	211,718
2.52%, 11/03/32 (a)(b)	300,000	237,078
3.06%, 01/25/33 (a)(b)	600,000	492,474
5.88%, 02/22/33	100,000	100,948
3.79%, 03/17/33 (a)(b)	500,000	435,325
4.91%, 05/24/33 (a)(b)	475,000	451,839
6.27%, 11/17/33 (a)(b)	500,000	525,005
6.13%, 08/25/36	100,000	101,810
3.88%, 01/24/39 (a)(b)	200,000	164,806
8.13%, 07/15/39	320,000	406,710
5.32%, 03/26/41 (a)(b)	200,000	194,780
5.88%, 01/30/42	130,000	135,634
2.90%, 11/03/42 (a)(b)	200,000	139,394
6.68%, 09/13/43	200,000	221,686
5.30%, 05/06/44	150,000	141,330
4.65%, 07/30/45	180,000	160,081
4.75%, 05/18/46	330,000	285,074
4.28%, 04/24/48 (a)(b)	150,000	127,655
4.65%, 07/23/48 (a)	450,000	404,572
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	233,703
4.12%, 05/23/25 (a)(b)	250,000	244,010
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	139,242
3.25%, 04/30/30 (a)	250,000	218,640
2.64%, 09/30/32 (a)	150,000	114,537
5.64%, 05/21/37 (a)(b)	100,000	94,066
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	233,300
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,642
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	233,408
5.00%, 01/13/25	250,000	249,137
3.38%, 05/21/25	250,000	240,445
4.38%, 08/04/25	241,000	233,816
3.75%, 07/21/26	300,000	281,757
5.25%, 05/24/41	200,000	209,240
5.75%, 12/01/43	250,000	252,797
5.25%, 08/04/45	250,000	237,840
Credit Suisse AG
3.63%, 09/09/24	550,000	519,898
7.95%, 01/09/25	250,000	252,365
3.70%, 02/21/25	400,000	373,404
2.95%, 04/09/25	400,000	364,740
1.25%, 08/07/26	250,000	204,725
5.00%, 07/09/27	250,000	229,350
7.50%, 02/15/28	400,000	403,932
Credit Suisse Group AG
3.75%, 03/26/25	500,000	460,405
4.55%, 04/17/26	250,000	224,115
4.88%, 05/15/45	250,000	182,630
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	154,151
Deutsche Bank AG
0.90%, 05/28/24	300,000	282,942
3.70%, 05/30/24	300,000	292,881
1.45%, 04/01/25 (a)(b)	150,000	141,939
4.50%, 04/01/25	250,000	242,097
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.96%, 11/26/25 (a)(b)	350,000	336,388
4.10%, 01/13/26	250,000	240,475
1.69%, 03/19/26	200,000	179,642
6.12%, 07/14/26 (a)(b)	200,000	199,906
2.13%, 11/24/26 (a)(b)	350,000	314,065
2.31%, 11/16/27 (a)(b)	400,000	347,852
2.55%, 01/07/28 (a)(b)	250,000	217,715
3.55%, 09/18/31 (a)(b)	350,000	293,422
3.73%, 01/14/32 (a)(b)	200,000	158,284
3.04%, 05/28/32 (a)(b)	150,000	118,577
4.88%, 12/01/32 (a)(b)	200,000	177,174
3.74%, 01/07/33 (a)(b)	200,000	152,688
7.08%, 02/10/34 (a)(b)	200,000	195,055
Discover Bank
3.45%, 07/27/26 (a)	250,000	232,820
4.65%, 09/13/28 (a)	250,000	237,948
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	96,405
4.50%, 01/30/26 (a)	100,000	96,875
4.10%, 02/09/27 (a)	150,000	142,268
6.70%, 11/29/32 (a)	150,000	155,124
Fifth Third Bancorp
2.38%, 01/28/25 (a)	200,000	188,964
2.55%, 05/05/27 (a)	150,000	135,980
1.71%, 11/01/27 (a)(b)	150,000	133,193
3.95%, 03/14/28 (a)	150,000	142,422
6.36%, 10/27/28 (a)(b)	200,000	206,132
4.77%, 07/28/30 (a)(b)	200,000	192,010
8.25%, 03/01/38	200,000	250,668
Fifth Third Bank NA
5.85%, 10/27/25 (a)(b)	250,000	251,352
3.85%, 03/15/26 (a)	200,000	189,390
2.25%, 02/01/27 (a)	250,000	225,325
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	94,297
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	250,425
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	48,407
First Republic Bank
4.63%, 02/13/47 (a)	250,000	199,158
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	102,535
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	157,022
HSBC Bank USA NA
5.88%, 11/01/34	250,000	240,582
HSBC Holdings PLC
3.80%, 03/11/25 (a)(b)	450,000	440,577
0.98%, 05/24/25 (a)(b)	300,000	282,249
4.25%, 08/18/25	200,000	193,582
2.63%, 11/07/25 (a)(b)	400,000	379,064
4.18%, 12/09/25 (a)(b)	200,000	194,736
4.30%, 03/08/26	600,000	580,398
3.00%, 03/10/26 (a)(b)	400,000	378,588
1.65%, 04/18/26 (a)(b)	425,000	389,810
3.90%, 05/25/26	450,000	429,214
2.10%, 06/04/26 (a)(b)	300,000	276,591
4.29%, 09/12/26 (a)(b)	400,000	385,456
7.34%, 11/03/26 (a)(b)	300,000	312,408
4.38%, 11/23/26	309,000	297,283
1.59%, 05/24/27 (a)(b)	350,000	306,446
2.25%, 11/22/27 (a)(b)	400,000	352,212
4.04%, 03/13/28 (a)(b)	400,000	373,836
4.76%, 06/09/28 (a)(b)	450,000	431,829
See financial notes
Schwab Taxable Bond Funds | Semiannual Report17

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.21%, 08/11/28 (a)(b)	400,000	391,352
2.01%, 09/22/28 (a)(b)	350,000	296,859
7.39%, 11/03/28 (a)(b)	400,000	422,700
4.58%, 06/19/29 (a)(b)	600,000	564,342
2.21%, 08/17/29 (a)(b)	400,000	332,048
4.95%, 03/31/30	400,000	385,640
3.97%, 05/22/30 (a)(b)	450,000	404,721
2.85%, 06/04/31 (a)(b)	250,000	205,703
2.36%, 08/18/31 (a)(b)	250,000	197,630
7.63%, 05/17/32	200,000	211,662
2.80%, 05/24/32 (a)(b)	500,000	399,400
2.87%, 11/22/32 (a)(b)	350,000	277,469
4.76%, 03/29/33 (a)(b)	200,000	179,668
5.40%, 08/11/33 (a)(b)	450,000	431,523
8.11%, 11/03/33 (a)(b)	200,000	220,244
6.50%, 05/02/36	400,000	411,762
6.50%, 09/15/37	405,000	412,472
6.80%, 06/01/38	400,000	413,758
6.10%, 01/14/42	200,000	213,842
5.25%, 03/14/44	200,000	182,588
HSBC USA, Inc.
3.50%, 06/23/24	150,000	146,330
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	192,432
4.44%, 08/04/28 (a)(b)	200,000	191,526
2.55%, 02/04/30 (a)	150,000	125,634
2.49%, 08/15/36 (a)(b)	250,000	185,485
ING Groep N.V.
3.55%, 04/09/24	200,000	195,706
3.95%, 03/29/27	200,000	189,664
1.73%, 04/01/27 (a)(b)	300,000	266,502
4.02%, 03/28/28 (a)(b)	250,000	235,123
4.55%, 10/02/28	300,000	288,084
4.05%, 04/09/29	200,000	186,098
2.73%, 04/01/32 (a)(b)	200,000	162,096
4.25%, 03/28/33 (a)(b)	200,000	180,098
JPMorgan Chase & Co.
3.63%, 05/13/24	300,000	294,657
3.88%, 09/10/24	500,000	488,335
3.13%, 01/23/25 (a)	395,000	380,756
0.82%, 06/01/25 (a)(b)	400,000	375,332
3.85%, 06/14/25 (a)(b)	400,000	391,020
0.97%, 06/23/25 (a)(b)	350,000	328,737
3.90%, 07/15/25 (a)	450,000	437,238
0.77%, 08/09/25 (a)(b)	250,000	232,313
2.30%, 10/15/25 (a)(b)	300,000	284,211
1.56%, 12/10/25 (a)(b)	450,000	418,401
5.55%, 12/15/25 (a)(b)	550,000	549,708
2.60%, 02/24/26 (a)(b)	300,000	283,824
2.01%, 03/13/26 (a)(b)	400,000	372,280
3.30%, 04/01/26 (a)	435,000	411,801
2.08%, 04/22/26 (a)(b)	700,000	650,454
4.08%, 04/26/26 (a)(b)	500,000	486,235
3.20%, 06/15/26 (a)	250,000	235,510
2.95%, 10/01/26 (a)	550,000	511,978
7.63%, 10/15/26	150,000	161,987
1.05%, 11/19/26 (a)(b)	550,000	487,454
4.13%, 12/15/26	450,000	433,485
3.96%, 01/29/27 (a)(b)	300,000	287,118
1.04%, 02/04/27 (a)(b)	350,000	307,489
1.58%, 04/22/27 (a)(b)	625,000	553,137
8.00%, 04/29/27	150,000	168,090
1.47%, 09/22/27 (a)(b)	550,000	477,317
4.25%, 10/01/27	250,000	240,460
3.63%, 12/01/27 (a)	150,000	140,135
3.78%, 02/01/28 (a)(b)	500,000	470,210
2.95%, 02/24/28 (a)(b)	350,000	317,782
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.32%, 04/26/28 (a)(b)	500,000	478,210
3.54%, 05/01/28 (a)(b)	450,000	417,235
2.18%, 06/01/28 (a)(b)	300,000	262,809
4.85%, 07/25/28 (a)(b)	500,000	488,875
3.51%, 01/23/29 (a)(b)	450,000	411,687
4.01%, 04/23/29 (a)(b)	300,000	279,039
2.07%, 06/01/29 (a)(b)	350,000	295,316
4.20%, 07/23/29 (a)(b)	450,000	422,140
4.45%, 12/05/29 (a)(b)	450,000	426,708
3.70%, 05/06/30 (a)(b)	450,000	406,791
4.57%, 06/14/30 (a)(b)	400,000	380,452
8.75%, 09/01/30	50,000	58,820
2.74%, 10/15/30 (a)(b)	650,000	548,125
4.49%, 03/24/31 (a)(b)	550,000	519,029
2.52%, 04/22/31 (a)(b)	500,000	414,320
2.96%, 05/13/31 (a)(b)	500,000	420,740
1.76%, 11/19/31 (a)(b)	250,000	192,703
1.95%, 02/04/32 (a)(b)	550,000	427,388
2.58%, 04/22/32 (a)(b)	575,000	466,612
2.55%, 11/08/32 (a)(b)	600,000	479,670
2.96%, 01/25/33 (a)(b)	500,000	412,620
4.59%, 04/26/33 (a)(b)	450,000	420,084
4.91%, 07/25/33 (a)(b)	800,000	766,328
5.72%, 09/14/33 (a)(b)	600,000	594,432
6.40%, 05/15/38	450,000	494,154
3.88%, 07/24/38 (a)(b)	400,000	333,840
5.50%, 10/15/40	230,000	232,965
3.11%, 04/22/41 (a)(b)	250,000	185,088
5.60%, 07/15/41	350,000	356,828
2.53%, 11/19/41 (a)(b)	300,000	201,714
5.40%, 01/06/42	250,000	249,070
3.16%, 04/22/42 (a)(b)	200,000	147,898
5.63%, 08/16/43	250,000	249,090
4.85%, 02/01/44	100,000	93,762
4.95%, 06/01/45	300,000	277,245
4.26%, 02/22/48 (a)(b)	350,000	297,209
4.03%, 07/24/48 (a)(b)	250,000	204,515
3.96%, 11/15/48 (a)(b)	625,000	504,244
3.90%, 01/23/49 (a)(b)	300,000	239,004
3.11%, 04/22/51 (a)(b)	400,000	274,192
3.33%, 04/22/52 (a)(b)	600,000	426,432
KeyBank NA
4.15%, 08/08/25	250,000	243,865
3.40%, 05/20/26	250,000	234,065
5.85%, 11/15/27 (a)	250,000	256,047
4.39%, 12/14/27	250,000	240,460
3.90%, 04/13/29	250,000	226,103
5.00%, 01/26/33 (a)	250,000	240,520
KeyCorp
4.15%, 10/29/25	100,000	97,470
4.10%, 04/30/28	150,000	142,482
2.55%, 10/01/29	100,000	84,766
4.79%, 06/01/33 (a)(b)	100,000	94,025
Lloyds Bank PLC
3.50%, 05/14/25	200,000	192,128
Lloyds Banking Group PLC
3.90%, 03/12/24	250,000	245,830
4.50%, 11/04/24	200,000	196,050
4.45%, 05/08/25	200,000	195,188
3.87%, 07/09/25 (a)(b)	200,000	194,834
4.58%, 12/10/25	200,000	192,796
2.44%, 02/05/26 (a)(b)	200,000	187,560
3.51%, 03/18/26 (a)(b)	200,000	191,068
4.65%, 03/24/26	324,000	312,449
4.72%, 08/11/26 (a)(b)	200,000	195,084
3.75%, 01/11/27	200,000	187,020
1.63%, 05/11/27 (a)(b)	200,000	175,292
See financial notes
18Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/18/28 (a)(b)	200,000	185,434
4.38%, 03/22/28	300,000	283,989
4.55%, 08/16/28	200,000	189,628
3.57%, 11/07/28 (a)(b)	200,000	181,718
4.98%, 08/11/33 (a)(b)	200,000	186,922
7.95%, 11/15/33 (a)(b)	200,000	218,986
5.30%, 12/01/45	200,000	180,536
3.37%, 12/14/46 (a)(b)	200,000	136,126
4.34%, 01/09/48	300,000	232,389
M&T Bank Corp.
4.00%, 07/15/24 (a)	250,000	245,335
5.05%, 01/27/34 (a)(b)	250,000	238,883
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	238,708
4.65%, 01/27/26 (a)	250,000	245,275
4.70%, 01/27/28 (a)	250,000	242,922
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	200,000	192,756
2.19%, 02/25/25	450,000	421,902
1.41%, 07/17/25	350,000	318,286
0.95%, 07/19/25 (a)(b)	400,000	373,700
5.06%, 09/12/25 (a)(b)	400,000	396,140
0.96%, 10/11/25 (a)(b)	200,000	184,752
3.85%, 03/01/26	550,000	526,020
2.76%, 09/13/26	200,000	183,690
3.68%, 02/22/27	200,000	190,904
1.54%, 07/20/27 (a)(b)	450,000	393,822
3.29%, 07/25/27	250,000	232,453
1.64%, 10/13/27 (a)(b)	250,000	217,225
2.34%, 01/19/28 (a)(b)	200,000	177,400
3.96%, 03/02/28	250,000	236,118
4.08%, 04/19/28 (a)(b)	200,000	189,420
5.02%, 07/20/28 (a)(b)	200,000	195,886
4.05%, 09/11/28	250,000	237,823
5.35%, 09/13/28 (a)(b)	200,000	198,482
3.74%, 03/07/29	300,000	275,076
3.20%, 07/18/29	200,000	175,904
2.56%, 02/25/30	200,000	167,500
2.05%, 07/17/30	250,000	199,188
2.31%, 07/20/32 (a)(b)	200,000	156,244
2.49%, 10/13/32 (a)(b)	200,000	157,696
2.85%, 01/19/33 (a)(b)	200,000	161,898
5.13%, 07/20/33 (a)(b)	300,000	291,528
5.47%, 09/13/33 (a)(b)	200,000	199,048
5.44%, 02/22/34 (a)(b)	200,000	196,724
4.15%, 03/07/39	250,000	218,568
3.75%, 07/18/39	200,000	169,564
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	189,760
2.23%, 05/25/26 (a)(b)	200,000	184,900
3.66%, 02/28/27	200,000	187,796
1.23%, 05/22/27 (a)(b)	250,000	216,930
1.55%, 07/09/27 (a)(b)	250,000	217,998
3.17%, 09/11/27	300,000	276,489
4.02%, 03/05/28	200,000	188,538
5.41%, 09/13/28 (a)(b)	200,000	199,352
3.15%, 07/16/30 (a)(b)	200,000	172,564
2.87%, 09/13/30 (a)(b)	200,000	168,596
2.20%, 07/10/31 (a)(b)	250,000	198,868
1.98%, 09/08/31 (a)(b)	250,000	194,593
2.56%, 09/13/31	200,000	155,710
2.26%, 07/09/32 (a)(b)	200,000	155,490
5.67%, 09/13/33 (a)(b)	200,000	200,484
Morgan Stanley
3.88%, 04/29/24	550,000	541,618
3.70%, 10/23/24	500,000	487,210
3.62%, 04/17/25 (a)(b)	350,000	341,999
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.79%, 05/30/25 (a)(b)	500,000	468,485
2.72%, 07/22/25 (a)(b)	350,000	335,695
4.00%, 07/23/25	424,000	413,243
0.86%, 10/21/25 (a)(b)	250,000	230,530
1.16%, 10/21/25 (a)(b)	500,000	463,150
5.00%, 11/24/25	324,000	320,789
3.88%, 01/27/26	550,000	529,529
2.63%, 02/18/26 (a)(b)	200,000	188,726
2.19%, 04/28/26 (a)(b)	550,000	512,732
4.68%, 07/17/26 (a)(b)	250,000	245,245
3.13%, 07/27/26	500,000	465,655
6.25%, 08/09/26	212,000	218,547
4.35%, 09/08/26	300,000	288,636
6.14%, 10/16/26 (a)(b)	250,000	254,475
0.99%, 12/10/26 (a)(b)	500,000	439,990
3.63%, 01/20/27	450,000	425,853
5.05%, 01/28/27 (a)(b)	250,000	247,422
3.95%, 04/23/27	350,000	330,900
1.59%, 05/04/27 (a)(b)	700,000	618,310
1.51%, 07/20/27 (a)(b)	550,000	480,254
2.48%, 01/21/28 (a)(b)	400,000	356,928
4.21%, 04/20/28 (a)(b)	400,000	380,400
3.59%, 07/22/28 (a)(b)	500,000	462,620
6.30%, 10/18/28 (a)(b)	400,000	411,612
3.77%, 01/24/29 (a)(b)	550,000	508,585
5.12%, 02/01/29 (a)(b)	400,000	393,120
4.43%, 01/23/30 (a)(b)	600,000	565,782
2.70%, 01/22/31 (a)(b)	650,000	543,367
3.62%, 04/01/31 (a)(b)	500,000	443,015
1.79%, 02/13/32 (a)(b)	500,000	380,850
7.25%, 04/01/32	180,000	204,005
1.93%, 04/28/32 (a)(b)	450,000	344,970
2.24%, 07/21/32 (a)(b)	650,000	506,168
2.51%, 10/20/32 (a)(b)	450,000	355,725
2.94%, 01/21/33 (a)(b)	500,000	409,895
4.89%, 07/20/33 (a)(b)	400,000	380,196
6.34%, 10/18/33 (a)(b)	550,000	580,288
2.48%, 09/16/36 (a)(b)	600,000	447,546
5.30%, 04/20/37 (a)(b)	350,000	325,944
5.95%, 01/19/38 (a)(b)	300,000	292,617
3.97%, 07/22/38 (a)(b)	300,000	253,593
4.46%, 04/22/39 (a)(b)	200,000	178,212
3.22%, 04/22/42 (a)(b)	350,000	261,726
6.38%, 07/24/42	300,000	330,855
4.30%, 01/27/45	405,000	348,810
4.38%, 01/22/47	400,000	349,212
5.60%, 03/24/51 (a)(b)	200,000	207,534
2.80%, 01/25/52 (a)(b)	350,000	226,366
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	249,995
4.97%, 01/12/26	250,000	249,060
3.38%, 01/14/26	250,000	238,183
2.50%, 07/12/26	250,000	229,753
3.91%, 06/09/27	250,000	239,125
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	244,447
Natwest Group PLC
5.13%, 05/28/24	200,000	199,296
4.27%, 03/22/25 (a)(b)	450,000	442,215
4.80%, 04/05/26	350,000	341,001
7.47%, 11/10/26 (a)(b)	250,000	259,987
1.64%, 06/14/27 (a)(b)	300,000	263,676
3.07%, 05/22/28 (a)(b)	200,000	180,464
5.52%, 09/30/28 (a)(b)	200,000	198,542
4.89%, 05/18/29 (a)(b)	300,000	287,067
3.75%, 11/01/29 (a)(b)	200,000	188,476
5.08%, 01/27/30 (a)(b)	200,000	191,832
See financial notes
Schwab Taxable Bond Funds | Semiannual Report19

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 05/08/30 (a)(b)	200,000	185,326
3.03%, 11/28/35 (a)(b)	250,000	193,240
Northern Trust Corp.
3.95%, 10/30/25	250,000	242,057
4.00%, 05/10/27 (a)	100,000	96,976
3.65%, 08/03/28 (a)	100,000	94,681
3.15%, 05/03/29 (a)	100,000	91,003
1.95%, 05/01/30 (a)	200,000	163,810
6.13%, 11/02/32 (a)	200,000	211,370
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	239,410
3.88%, 04/10/25 (a)	250,000	242,407
3.25%, 06/01/25 (a)	250,000	239,872
3.10%, 10/25/27 (a)	250,000	232,625
3.25%, 01/22/28 (a)	250,000	232,678
4.05%, 07/26/28	250,000	235,995
2.70%, 10/22/29	250,000	212,725
PNC Financial Services Group, Inc.
6.04%, 10/28/33 (a)(b)	250,000	260,160
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	187,018
1.80%, 08/12/28 (a)	250,000	210,233
7.38%, 12/10/37	100,000	115,876
Royal Bank of Canada
2.55%, 07/16/24	150,000	144,551
3.97%, 07/26/24	250,000	245,435
0.65%, 07/29/24	150,000	140,517
0.75%, 10/07/24	100,000	93,136
5.66%, 10/25/24	200,000	201,430
2.25%, 11/01/24	200,000	190,416
1.60%, 01/21/25	200,000	187,318
3.38%, 04/14/25	250,000	240,550
1.15%, 06/10/25	350,000	319,707
4.88%, 01/12/26	200,000	198,334
0.88%, 01/20/26	400,000	354,320
4.65%, 01/27/26	300,000	293,445
1.20%, 04/27/26	200,000	177,240
1.15%, 07/14/26	150,000	131,691
1.40%, 11/02/26	200,000	174,580
3.63%, 05/04/27	250,000	236,005
4.24%, 08/03/27	250,000	240,427
6.00%, 11/01/27	250,000	257,512
2.30%, 11/03/31	250,000	200,873
3.88%, 05/04/32	200,000	180,974
5.00%, 02/01/33	300,000	292,953
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	194,828
3.45%, 06/02/25 (a)	200,000	190,406
4.50%, 07/17/25 (a)	300,000	291,462
3.24%, 10/05/26 (a)(c)	150,000	138,369
4.40%, 07/13/27 (a)	150,000	142,634
2.49%, 01/06/28 (a)(b)	150,000	130,835
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	300,000	284,457
1.53%, 08/21/26 (a)(b)	200,000	178,886
1.67%, 06/14/27 (a)(b)	300,000	262,143
3.82%, 11/03/28 (a)(b)	250,000	227,590
2.90%, 03/15/32 (a)(b)	200,000	160,544
Santander UK PLC
4.00%, 03/13/24	200,000	197,352
2.88%, 06/18/24	200,000	193,210
State Street Corp.
3.30%, 12/16/24	300,000	290,676
2.35%, 11/01/25 (a)(b)	200,000	190,306
2.90%, 03/30/26 (a)(b)	200,000	190,572
2.65%, 05/19/26	250,000	233,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/04/26 (a)(b)	200,000	202,904
2.20%, 02/07/28 (a)(b)	100,000	90,035
4.14%, 12/03/29 (a)(b)	100,000	94,976
2.40%, 01/24/30	100,000	85,553
2.20%, 03/03/31	200,000	161,058
3.15%, 03/30/31 (a)(b)	100,000	88,065
2.62%, 02/07/33 (a)(b)	100,000	82,204
4.42%, 05/13/33 (a)(b)	100,000	94,933
4.16%, 08/04/33 (a)(b)	100,000	91,868
3.03%, 11/01/34 (a)(b)	100,000	85,586
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	239,820
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	450,000	433,269
2.45%, 09/27/24	200,000	190,782
2.35%, 01/15/25	200,000	188,876
1.47%, 07/08/25	300,000	273,261
0.95%, 01/12/26	250,000	221,200
5.46%, 01/13/26	250,000	249,485
3.78%, 03/09/26	200,000	191,390
2.63%, 07/14/26	400,000	365,488
1.40%, 09/17/26	250,000	217,110
3.01%, 10/19/26	250,000	230,475
3.45%, 01/11/27	200,000	186,698
3.36%, 07/12/27	200,000	185,236
3.35%, 10/18/27	250,000	230,493
5.52%, 01/13/28	250,000	250,202
3.94%, 07/19/28	250,000	234,233
1.90%, 09/17/28	200,000	166,100
4.31%, 10/16/28	100,000	95,011
2.47%, 01/14/29	200,000	169,690
3.04%, 07/16/29	400,000	346,784
3.20%, 09/17/29	100,000	85,798
2.72%, 09/27/29	200,000	168,948
5.71%, 01/13/30	200,000	201,736
2.75%, 01/15/30	200,000	169,138
2.13%, 07/08/30	300,000	239,910
2.14%, 09/23/30	150,000	117,966
1.71%, 01/12/31	200,000	152,578
2.22%, 09/17/31	200,000	156,276
5.77%, 01/13/33	250,000	252,775
2.93%, 09/17/41	150,000	104,585
3.05%, 01/14/42	200,000	143,950
SVB Financial Group
1.80%, 10/28/26 (a)(d)	200,000	174,816
3.13%, 06/05/30 (a)(d)	200,000	168,834
1.80%, 02/02/31 (a)(d)	100,000	74,341
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	246,450
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	147,939
4.25%, 08/15/24 (a)	200,000	195,170
4.50%, 07/23/25 (a)	250,000	240,925
3.70%, 08/04/26 (a)	200,000	185,662
3.95%, 12/01/27 (a)	200,000	182,550
5.15%, 03/19/29 (a)	150,000	141,267
2.88%, 10/28/31 (a)	100,000	75,304
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	200,000	194,236
2.10%, 10/24/24	200,000	190,460
1.60%, 04/24/25 (a)	250,000	231,885
3.35%, 04/25/25 (a)	200,000	192,738
0.75%, 01/28/26 (a)	500,000	443,805
2.80%, 05/04/26 (a)	200,000	186,812
4.41%, 07/24/26 (a)(b)	250,000	245,045
2.45%, 08/17/26 (a)	150,000	137,777
See financial notes
20Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/16/27 (a)	250,000	234,483
3.44%, 02/07/28 (a)(b)	150,000	141,177
3.85%, 04/28/28	600,000	569,856
5.80%, 10/25/28 (a)(b)	250,000	256,295
3.00%, 10/30/28 (a)	150,000	134,220
1.90%, 01/25/29 (a)	100,000	83,782
1.80%, 07/28/31 (a)	100,000	78,240
4.29%, 06/13/33 (a)(b)	200,000	186,542
5.83%, 10/25/33 (a)(b)	250,000	260,595
The Bank of Nova Scotia
2.44%, 03/11/24	150,000	145,685
0.70%, 04/15/24	250,000	237,248
0.65%, 07/31/24	200,000	187,138
1.45%, 01/10/25	250,000	232,883
2.20%, 02/03/25	200,000	188,636
3.45%, 04/11/25	250,000	240,500
1.30%, 06/11/25	400,000	365,412
4.50%, 12/16/25	150,000	145,505
4.75%, 02/02/26	200,000	196,830
1.05%, 03/02/26	200,000	176,332
1.35%, 06/24/26	250,000	220,235
2.70%, 08/03/26	200,000	183,676
1.30%, 09/15/26	250,000	217,740
1.95%, 02/02/27	150,000	133,614
4.85%, 02/01/30	200,000	194,130
2.15%, 08/01/31	150,000	119,250
2.45%, 02/02/32	150,000	120,978
4.59%, 05/04/37 (a)(b)	200,000	175,340
The Goldman Sachs Group, Inc.
4.00%, 03/03/24	500,000	492,645
3.00%, 03/15/24	400,000	389,724
3.85%, 07/08/24 (a)	424,000	415,164
5.70%, 11/01/24	300,000	301,893
3.50%, 01/23/25 (a)	450,000	434,988
3.50%, 04/01/25 (a)	650,000	625,969
3.75%, 05/22/25 (a)	450,000	435,096
3.27%, 09/29/25 (a)(b)	450,000	432,729
4.25%, 10/21/25	350,000	339,269
0.86%, 02/12/26 (a)(b)	150,000	136,197
3.75%, 02/25/26 (a)	400,000	382,324
3.50%, 11/16/26 (a)	550,000	516,598
1.09%, 12/09/26 (a)(b)	400,000	352,264
5.95%, 01/15/27	157,000	159,945
3.85%, 01/26/27 (a)	600,000	568,308
1.43%, 03/09/27 (a)(b)	550,000	485,133
4.39%, 06/15/27 (a)(b)	150,000	144,833
1.54%, 09/10/27 (a)(b)	500,000	434,305
1.95%, 10/21/27 (a)(b)	800,000	700,912
2.64%, 02/24/28 (a)(b)	500,000	447,175
3.62%, 03/15/28 (a)(b)	500,000	464,465
3.69%, 06/05/28 (a)(b)	400,000	371,740
4.48%, 08/23/28 (a)(b)	450,000	431,536
3.81%, 04/23/29 (a)(b)	450,000	413,194
4.22%, 05/01/29 (a)(b)	600,000	562,206
2.60%, 02/07/30 (a)	350,000	294,605
3.80%, 03/15/30 (a)	400,000	363,192
1.99%, 01/27/32 (a)(b)	400,000	307,740
2.62%, 04/22/32 (a)(b)	700,000	563,591
2.38%, 07/21/32 (a)(b)	700,000	550,417
2.65%, 10/21/32 (a)(b)	500,000	398,985
6.13%, 02/15/33	150,000	158,540
3.10%, 02/24/33 (a)(b)	700,000	577,241
6.45%, 05/01/36	100,000	104,259
6.75%, 10/01/37	1,000,000	1,065,540
4.02%, 10/31/38 (a)(b)	500,000	415,570
4.41%, 04/23/39 (a)(b)	300,000	260,892
6.25%, 02/01/41	450,000	482,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.21%, 04/22/42 (a)(b)	400,000	291,324
2.91%, 07/21/42 (a)(b)	250,000	174,323
3.44%, 02/24/43 (a)(b)	200,000	149,608
4.80%, 07/08/44 (a)	350,000	314,674
5.15%, 05/22/45	350,000	324,282
4.75%, 10/21/45 (a)	300,000	268,740
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,970
5.65%, 01/10/30 (a)	250,000	252,270
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (a)	250,000	246,022
2.20%, 11/01/24 (a)	100,000	95,480
2.60%, 07/23/26 (a)	100,000	92,417
1.15%, 08/13/26 (a)	150,000	131,877
4.76%, 01/26/27 (a)(b)	250,000	246,215
3.15%, 05/19/27 (a)	200,000	187,084
3.45%, 04/23/29 (a)	250,000	230,135
2.55%, 01/22/30 (a)	300,000	255,507
2.31%, 04/23/32 (a)(b)	200,000	162,544
5.07%, 01/24/34 (a)(b)	250,000	242,332
The Toronto-Dominion Bank
0.55%, 03/04/24	200,000	190,612
2.35%, 03/08/24	250,000	242,585
3.25%, 03/11/24	200,000	195,704
2.65%, 06/12/24	200,000	193,452
0.70%, 09/10/24	250,000	233,058
4.29%, 09/13/24	300,000	295,377
1.45%, 01/10/25	100,000	93,344
3.77%, 06/06/25	300,000	290,076
1.15%, 06/12/25	250,000	228,098
0.75%, 09/11/25	200,000	178,786
0.75%, 01/06/26	200,000	176,560
1.20%, 06/03/26	250,000	219,413
1.25%, 09/10/26	300,000	261,561
1.95%, 01/12/27	100,000	89,066
2.80%, 03/10/27	250,000	228,593
4.69%, 09/15/27	400,000	391,708
5.16%, 01/10/28	250,000	248,920
2.00%, 09/10/31	150,000	117,927
3.63%, 09/15/31 (a)(b)	300,000	279,285
2.45%, 01/12/32	150,000	121,848
3.20%, 03/10/32	300,000	258,384
4.46%, 06/08/32	300,000	282,744
Truist Bank
2.15%, 12/06/24 (a)	250,000	237,188
1.50%, 03/10/25 (a)	300,000	278,745
3.63%, 09/16/25 (a)	491,000	471,664
4.05%, 11/03/25 (a)	200,000	194,686
2.25%, 03/11/30 (a)	250,000	206,665
Truist Financial Corp.
2.50%, 08/01/24 (a)	300,000	288,303
2.85%, 10/26/24 (a)	300,000	289,839
4.00%, 05/01/25 (a)	200,000	195,014
1.20%, 08/05/25 (a)	200,000	182,140
4.26%, 07/28/26 (a)(b)	300,000	292,674
1.27%, 03/02/27 (a)(b)	200,000	178,254
1.13%, 08/03/27 (a)	250,000	213,130
4.87%, 01/26/29 (a)(b)	250,000	245,620
3.88%, 03/19/29 (a)	100,000	92,897
1.89%, 06/07/29 (a)(b)	250,000	211,238
1.95%, 06/05/30 (a)	100,000	80,939
4.92%, 07/28/33 (a)(b)	200,000	188,658
6.12%, 10/28/33 (a)(b)	150,000	157,241
5.12%, 01/26/34 (a)(b)	250,000	243,447
See financial notes
Schwab Taxable Bond Funds | Semiannual Report21

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bancorp
2.40%, 07/30/24 (a)	200,000	192,208
1.45%, 05/12/25 (a)	300,000	276,993
3.10%, 04/27/26 (a)	250,000	235,038
2.38%, 07/22/26 (a)	300,000	275,451
5.73%, 10/21/26 (a)(b)	200,000	202,370
3.15%, 04/27/27 (a)	300,000	279,999
4.55%, 07/22/28 (a)(b)	250,000	243,245
4.65%, 02/01/29 (a)(b)	300,000	291,525
3.00%, 07/30/29 (a)	150,000	131,930
1.38%, 07/22/30 (a)	400,000	310,324
2.68%, 01/27/33 (a)(b)	200,000	165,184
4.97%, 07/22/33 (a)(b)	250,000	238,575
5.85%, 10/21/33 (a)(b)	250,000	257,790
4.84%, 02/01/34 (a)(b)	200,000	191,564
2.49%, 11/03/36 (a)(b)	250,000	192,435
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,188
2.80%, 01/27/25 (a)	250,000	239,807
Wachovia Corp.
5.50%, 08/01/35	130,000	128,547
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	46,133
Wells Fargo & Co.
3.30%, 09/09/24	424,000	411,840
3.00%, 02/19/25	500,000	478,750
0.81%, 05/19/25 (a)(b)	150,000	141,641
3.55%, 09/29/25	350,000	335,282
6.00%, 10/28/25 (a)	100,000	100,030
2.41%, 10/30/25 (a)(b)	550,000	521,796
2.16%, 02/11/26 (a)(b)	550,000	515,344
3.00%, 04/22/26	500,000	466,940
3.91%, 04/25/26 (a)(b)	500,000	482,830
2.19%, 04/30/26 (a)(b)	550,000	511,962
4.10%, 06/03/26	450,000	432,279
4.54%, 08/15/26 (a)(b)	400,000	390,612
3.00%, 10/23/26	650,000	600,723
3.20%, 06/17/27 (a)(b)	400,000	371,488
4.30%, 07/22/27	480,000	464,645
3.53%, 03/24/28 (a)(b)	750,000	695,145
3.58%, 05/22/28 (a)(b)	500,000	463,000
2.39%, 06/02/28 (a)(b)	550,000	486,788
4.81%, 07/25/28 (a)(b)	500,000	487,100
4.15%, 01/24/29 (a)	475,000	445,042
2.88%, 10/30/30 (a)(b)	600,000	511,806
2.57%, 02/11/31 (a)(b)	550,000	458,876
4.48%, 04/04/31 (a)(b)	400,000	376,484
3.35%, 03/02/33 (a)(b)	700,000	592,620
4.90%, 07/25/33 (a)(b)	750,000	716,235
3.07%, 04/30/41 (a)(b)	650,000	473,148
5.38%, 11/02/43	300,000	284,418
5.61%, 01/15/44	450,000	439,258
4.65%, 11/04/44	400,000	342,608
3.90%, 05/01/45	230,000	182,970
4.90%, 11/17/45	350,000	310,124
4.40%, 06/14/46	300,000	246,669
4.75%, 12/07/46	400,000	343,624
5.01%, 04/04/51 (a)(b)	950,000	876,251
4.61%, 04/25/53 (a)(b)	625,000	542,537
5.95%, 12/01/86	150,000	157,140
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	254,947
6.60%, 01/15/38	250,000	272,527
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	130,809
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westpac Banking Corp.
5.35%, 10/18/24	200,000	200,486
1.02%, 11/18/24	250,000	233,043
2.35%, 02/19/25	250,000	236,920
3.74%, 08/26/25	200,000	193,564
2.85%, 05/13/26	200,000	186,496
1.15%, 06/03/26	250,000	220,518
2.70%, 08/19/26	100,000	92,469
3.35%, 03/08/27	150,000	141,128
4.04%, 08/26/27	200,000	193,370
5.46%, 11/18/27	200,000	203,524
3.40%, 01/25/28	250,000	232,428
1.95%, 11/20/28	200,000	170,940
2.65%, 01/16/30	100,000	87,547
2.89%, 02/04/30 (a)(b)	200,000	186,106
2.15%, 06/03/31	250,000	208,330
4.32%, 11/23/31 (a)(b)	250,000	235,938
5.41%, 08/10/33 (a)(b)	150,000	143,972
4.11%, 07/24/34 (a)(b)	250,000	221,158
2.67%, 11/15/35 (a)(b)	250,000	192,310
3.02%, 11/18/36 (a)(b)	250,000	191,678
4.42%, 07/24/39	200,000	169,744
2.96%, 11/16/40	200,000	136,602
3.13%, 11/18/41	200,000	137,850
		249,991,761
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	127,329
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	47,857
2.88%, 09/15/26 (a)	200,000	185,370
4.50%, 05/13/32 (a)	100,000	97,548
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,645
BlackRock, Inc.
3.50%, 03/18/24	224,000	220,266
3.25%, 04/30/29 (a)	150,000	138,652
2.40%, 04/30/30 (a)	200,000	170,418
1.90%, 01/28/31 (a)	250,000	201,980
2.10%, 02/25/32 (a)	200,000	160,068
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	146,535
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	117,332
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	67,578
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	98,419
4.25%, 06/02/26 (a)	100,000	96,431
3.90%, 01/25/28 (a)	150,000	139,840
4.85%, 03/29/29 (a)	150,000	144,525
4.35%, 04/15/30 (a)	150,000	138,340
2.72%, 04/15/31 (a)	100,000	81,537
4.70%, 09/20/47 (a)	100,000	85,384
3.50%, 03/30/51 (a)	150,000	101,756
3.63%, 02/15/52 (a)	100,000	68,622
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	95,681
1.63%, 12/15/30 (a)	200,000	157,694
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	151,788
4.10%, 06/15/51 (a)	150,000	90,239
See financial notes
22Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	192,926
2.65%, 03/15/32 (a)	200,000	167,822
5.30%, 09/15/43 (a)	200,000	204,438
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	94,181
4.50%, 06/20/28 (a)	100,000	97,271
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,167
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,072
1.60%, 10/30/30 (a)	150,000	116,357
2.95%, 08/12/51 (a)	100,000	64,070
Intercontinental Exchange, Inc.
3.65%, 05/23/25	250,000	243,732
3.75%, 12/01/25	250,000	240,940
3.10%, 09/15/27	100,000	92,778
4.00%, 09/15/27	200,000	194,450
3.75%, 09/21/28	200,000	187,740
4.35%, 06/15/29	150,000	145,338
2.10%, 06/15/30	250,000	203,117
1.85%, 09/15/32	250,000	187,797
4.60%, 03/15/33	400,000	382,060
2.65%, 09/15/40	250,000	176,137
4.25%, 09/21/48	150,000	129,440
3.00%, 06/15/50	225,000	153,227
4.95%, 06/15/52	250,000	236,705
3.00%, 09/15/60	250,000	158,542
5.20%, 06/15/62	200,000	197,102
Invesco Finance PLC
3.75%, 01/15/26	130,000	125,566
5.38%, 11/30/43	100,000	95,634
Janus Henderson US Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,848
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	147,258
4.15%, 01/23/30	200,000	181,318
2.63%, 10/15/31 (a)	200,000	156,684
2.75%, 10/15/32 (a)	100,000	77,337
Jefferies Group LLC
6.45%, 06/08/27	100,000	103,879
6.25%, 01/15/36	100,000	104,165
6.50%, 01/20/43	50,000	51,502
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	141,766
4.38%, 03/11/29 (a)	150,000	141,070
Legg Mason, Inc.
4.75%, 03/15/26	150,000	148,447
5.63%, 01/15/44	75,000	74,594
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	143,745
2.50%, 12/21/40 (a)	150,000	97,493
3.25%, 04/28/50 (a)	100,000	68,136
3.95%, 03/07/52 (a)	100,000	76,194
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,224
5.10%, 07/03/25	200,000	198,520
1.85%, 07/16/25	400,000	365,188
1.65%, 07/14/26	200,000	174,702
2.33%, 01/22/27	250,000	221,415
2.17%, 07/14/28	200,000	166,784
3.10%, 01/16/30	200,000	169,546
2.68%, 07/16/30	300,000	244,020
2.61%, 07/14/31	200,000	157,140
3.00%, 01/22/32	200,000	160,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	96,130
4.95%, 07/15/46	150,000	137,016
3.75%, 04/01/51 (a)	150,000	112,731
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,346
4.00%, 05/15/30 (a)	100,000	88,761
The Charles Schwab Corp.
0.75%, 03/18/24 (a)(e)	250,000	238,585
3.75%, 04/01/24 (a)(e)	50,000	49,125
3.00%, 03/10/25 (a)(e)	50,000	47,896
4.20%, 03/24/25 (a)(e)	100,000	98,363
3.63%, 04/01/25 (a)(e)	50,000	48,473
3.85%, 05/21/25 (a)(e)	100,000	97,232
3.45%, 02/13/26 (a)(e)	50,000	47,879
0.90%, 03/11/26 (a)(e)	200,000	176,512
1.15%, 05/13/26 (a)(e)	150,000	132,618
3.20%, 03/02/27 (a)(e)	100,000	93,743
2.45%, 03/03/27 (a)(e)	250,000	226,942
3.30%, 04/01/27 (a)(e)	100,000	94,180
3.20%, 01/25/28 (a)(e)	100,000	92,671
2.00%, 03/20/28 (a)(e)	200,000	174,530
4.00%, 02/01/29 (a)(e)	100,000	94,575
3.25%, 05/22/29 (a)(e)	100,000	90,769
2.75%, 10/01/29 (a)(e)	50,000	43,543
4.63%, 03/22/30 (a)(e)	50,000	49,329
1.65%, 03/11/31 (a)(e)	100,000	78,229
2.30%, 05/13/31 (a)(e)	100,000	82,402
1.95%, 12/01/31 (a)(e)	125,000	98,036
2.90%, 03/03/32 (a)(e)	150,000	127,002
		14,131,784
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	500,000	464,285
1.75%, 10/29/24 (a)	250,000	232,255
3.50%, 01/15/25 (a)	150,000	143,020
6.50%, 07/15/25 (a)	150,000	150,613
4.45%, 10/01/25 (a)	150,000	144,094
1.75%, 01/30/26 (a)	250,000	221,137
4.45%, 04/03/26 (a)	150,000	143,100
2.45%, 10/29/26 (a)	600,000	529,374
3.65%, 07/21/27 (a)	250,000	226,717
4.63%, 10/15/27 (a)	150,000	141,777
3.00%, 10/29/28 (a)	600,000	511,488
3.30%, 01/30/32 (a)	700,000	560,679
3.40%, 10/29/33 (a)	300,000	233,745
3.85%, 10/29/41 (a)	150,000	109,421
Air Lease Corp.
4.25%, 09/15/24 (a)	150,000	146,959
2.30%, 02/01/25 (a)	100,000	93,425
3.25%, 03/01/25 (a)	150,000	142,471
3.38%, 07/01/25 (a)	125,000	117,909
2.88%, 01/15/26 (a)	300,000	276,690
3.75%, 06/01/26 (a)	150,000	141,013
1.88%, 08/15/26 (a)	250,000	218,442
2.20%, 01/15/27 (a)	150,000	131,943
3.63%, 04/01/27 (a)	150,000	137,969
3.63%, 12/01/27 (a)	150,000	136,487
5.85%, 12/15/27 (a)	150,000	149,400
4.63%, 10/01/28 (a)	100,000	93,473
3.25%, 10/01/29 (a)	100,000	85,374
3.00%, 02/01/30 (a)	100,000	83,271
3.13%, 12/01/30 (a)	150,000	123,318
2.88%, 01/15/32 (a)	150,000	118,080
See financial notes
Schwab Taxable Bond Funds | Semiannual Report23

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aircastle Ltd.
4.13%, 05/01/24 (a)	100,000	97,697
4.25%, 06/15/26 (a)	100,000	94,901
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	146,701
4.25%, 03/01/25 (a)	100,000	96,099
3.25%, 07/15/25 (a)	250,000	233,050
3.88%, 01/15/26 (a)	250,000	232,142
2.15%, 07/15/26 (a)	150,000	129,464
2.88%, 06/15/27 (a)	100,000	87,116
2.88%, 06/15/28 (a)	200,000	164,354
3.20%, 11/15/31 (a)	150,000	114,473
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	86,248
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	88,749
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,756
Blackstone Private Credit Fund
2.35%, 11/22/24	100,000	93,324
2.70%, 01/15/25 (a)	100,000	93,280
4.70%, 03/24/25	200,000	193,366
7.05%, 09/29/25 (c)	150,000	150,613
2.63%, 12/15/26 (a)	200,000	170,260
3.25%, 03/15/27 (a)	200,000	172,430
4.00%, 01/15/29 (a)	150,000	127,733
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	137,790
2.75%, 09/16/26 (a)	150,000	130,778
2.85%, 09/30/28 (a)	200,000	161,768
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	97,935
1.65%, 10/12/24	100,000	92,580
4.13%, 02/01/25 (a)	100,000	95,655
3.40%, 01/15/26 (a)	150,000	135,984
2.63%, 01/15/27 (a)	100,000	84,912
3.13%, 10/12/28 (a)	150,000	123,279
GATX Corp.
3.25%, 09/15/26 (a)	100,000	92,782
3.85%, 03/30/27 (a)	150,000	140,830
3.50%, 03/15/28 (a)	150,000	136,220
4.70%, 04/01/29 (a)	150,000	144,321
4.00%, 06/30/30 (a)	100,000	90,065
1.90%, 06/01/31 (a)	100,000	75,477
4.90%, 03/15/33 (a)	75,000	70,766
3.10%, 06/01/51 (a)	100,000	63,482
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,232
2.88%, 01/15/26 (a)	150,000	138,506
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	173,392
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	88,562
Main Street Capital Corp.
5.20%, 05/01/24	50,000	49,405
3.00%, 07/14/26 (a)	100,000	88,322
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	94,179
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,844
2.70%, 01/15/27 (a)	50,000	43,533
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	98,945
3.75%, 07/22/25 (a)	100,000	93,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 01/15/26 (a)	150,000	139,939
3.40%, 07/15/26 (a)	200,000	178,616
2.88%, 06/11/28 (a)	150,000	120,350
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	86,698
4.70%, 02/08/27 (a)	100,000	91,340
OWL Rock Core Income Corp.
7.75%, 09/16/27 (a)(c)	100,000	99,964
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	82,022
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	86,619
3.44%, 10/15/28 (a)	100,000	80,278
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	87,941
		12,563,567
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	150,000	144,422
3.70%, 07/18/27	100,000	94,757
2.25%, 03/09/31	100,000	80,873
5.20%, 09/13/32	200,000	198,840
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	85,488
		604,380
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	190,464
Aetna, Inc.
3.50%, 11/15/24 (a)	100,000	96,968
6.63%, 06/15/36	100,000	107,698
6.75%, 12/15/37	150,000	160,374
4.50%, 05/15/42 (a)	100,000	86,583
4.13%, 11/15/42 (a)	100,000	81,830
4.75%, 03/15/44 (a)	50,000	43,830
3.88%, 08/15/47 (a)	150,000	113,072
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	89,080
2.88%, 10/15/26 (a)	100,000	93,142
3.60%, 04/01/30 (a)	250,000	230,230
4.75%, 01/15/49 (a)	100,000	92,207
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	92,733
3.25%, 08/15/51 (a)	100,000	71,679
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	96,004
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	88,544
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	83,193
American International Group, Inc.
2.50%, 06/30/25 (a)	233,000	219,479
3.90%, 04/01/26 (a)	175,000	168,031
3.40%, 06/30/30 (a)	150,000	133,047
3.88%, 01/15/35 (a)	78,000	68,439
6.25%, 05/01/36	150,000	159,039
4.50%, 07/16/44 (a)	145,000	126,470
4.80%, 07/10/45 (a)	100,000	89,372
4.75%, 04/01/48 (a)	200,000	178,646
5.75%, 04/01/48 (a)(b)	100,000	96,787
4.38%, 06/30/50 (a)	200,000	168,594
See financial notes
24Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	189,842
3.35%, 12/01/24 (a)	100,000	96,762
2.38%, 01/15/25 (a)	175,000	165,667
1.50%, 03/15/26 (a)	100,000	89,483
3.65%, 12/01/27 (a)	500,000	469,460
4.10%, 03/01/28 (a)	150,000	143,257
2.88%, 09/15/29 (a)	150,000	130,782
2.25%, 05/15/30 (a)	200,000	164,900
2.55%, 03/15/31 (a)	200,000	165,918
6.38%, 06/15/37	150,000	159,840
4.63%, 05/15/42	200,000	180,594
4.65%, 01/15/43	150,000	134,634
5.10%, 01/15/44	150,000	140,873
4.65%, 08/15/44 (a)	150,000	132,354
4.38%, 12/01/47 (a)	250,000	211,457
4.55%, 03/01/48 (a)	150,000	129,465
3.70%, 09/15/49 (a)	150,000	113,444
3.13%, 05/15/50 (a)	200,000	138,696
3.60%, 03/15/51 (a)	200,000	149,664
4.55%, 05/15/52 (a)	100,000	87,059
Aon Corp.
4.50%, 12/15/28 (a)	100,000	96,854
3.75%, 05/02/29 (a)	150,000	137,474
2.80%, 05/15/30 (a)	200,000	170,982
2.05%, 08/23/31 (a)	100,000	78,618
6.25%, 09/30/40	50,000	51,961
2.90%, 08/23/51 (a)	100,000	64,913
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	81,602
3.90%, 02/28/52 (a)	125,000	96,444
Aon PLC
3.50%, 06/14/24 (a)	150,000	146,500
3.88%, 12/15/25 (a)	200,000	193,032
4.60%, 06/14/44 (a)	150,000	131,250
4.75%, 05/15/45 (a)	100,000	88,985
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,568
5.03%, 12/15/46 (a)	100,000	89,288
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	144,310
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	78,059
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	79,452
3.50%, 05/20/51 (a)	150,000	106,628
3.05%, 03/09/52 (a)	100,000	65,091
Assurant, Inc.
4.20%, 09/27/23 (a)	113,000	111,871
3.70%, 02/22/30 (a)	100,000	86,779
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	170,844
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	187,178
6.15%, 04/03/30 (a)	100,000	101,001
3.50%, 01/15/31 (a)	100,000	84,096
6.65%, 02/01/33 (a)	100,000	102,763
3.95%, 05/25/51 (a)	100,000	70,536
3.45%, 05/15/52 (a)	50,000	31,947
AXA S.A.
8.60%, 12/15/30	100,000	122,995
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	91,547
4.90%, 01/15/40 (a)(b)	50,000	42,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	139,154
1.85%, 03/12/30 (a)	100,000	83,445
1.45%, 10/15/30 (a)	150,000	119,138
2.88%, 03/15/32 (a)	200,000	172,642
5.75%, 01/15/40	200,000	215,470
4.30%, 05/15/43	150,000	135,429
4.20%, 08/15/48 (a)	400,000	354,096
4.25%, 01/15/49 (a)	350,000	312,466
2.85%, 10/15/50 (a)	300,000	203,289
2.50%, 01/15/51 (a)	100,000	62,836
3.85%, 03/15/52 (a)	450,000	363,960
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	525,536
4.50%, 02/11/43	100,000	92,711
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	140,460
5.63%, 05/15/30 (a)	150,000	147,676
4.70%, 06/22/47 (a)	200,000	154,870
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	97,933
2.38%, 03/15/31 (a)	250,000	192,570
4.20%, 03/17/32 (a)	100,000	87,718
4.95%, 03/17/52 (a)	100,000	84,340
Centene Corp.
4.25%, 12/15/27 (a)	400,000	370,812
2.45%, 07/15/28 (a)	400,000	336,360
4.63%, 12/15/29 (a)	600,000	550,704
3.38%, 02/15/30 (a)	400,000	339,052
3.00%, 10/15/30 (a)	400,000	327,400
2.50%, 03/01/31 (a)	400,000	312,756
2.63%, 08/01/31 (a)	200,000	156,578
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	144,168
3.35%, 05/03/26 (a)	400,000	381,272
1.38%, 09/15/30 (a)	250,000	194,552
4.15%, 03/13/43	200,000	175,216
4.35%, 11/03/45 (a)	250,000	223,907
2.85%, 12/15/51 (a)	150,000	102,036
3.05%, 12/15/61 (a)	250,000	164,465
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	157,879
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,241
4.50%, 03/01/26 (a)	150,000	146,839
3.45%, 08/15/27 (a)	100,000	92,843
3.90%, 05/01/29 (a)	100,000	92,113
2.05%, 08/15/30 (a)	100,000	79,602
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	142,330
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	200,000	191,466
3.65%, 04/05/27 (a)(c)	250,000	233,467
3.85%, 04/05/29 (a)(c)	150,000	135,453
3.90%, 04/05/32 (a)(c)	400,000	350,672
4.35%, 04/05/42 (a)(c)	100,000	82,910
4.40%, 04/05/52 (a)(c)	250,000	199,515
Elevance Health, Inc.
5.50%, 10/15/32 (a)	150,000	152,524
6.10%, 10/15/52 (a)	150,000	160,935
5.13%, 02/15/53 (a)	150,000	142,357
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	91,997
3.10%, 09/01/31 (a)	100,000	76,171
See financial notes
Schwab Taxable Bond Funds | Semiannual Report25

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	332,997
5.00%, 04/20/48 (a)	250,000	221,335
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	89,890
3.50%, 10/15/50 (a)	200,000	141,006
3.13%, 10/15/52 (a)	150,000	97,463
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	95,897
4.63%, 04/29/30 (a)	125,000	115,349
3.38%, 03/03/31 (a)	100,000	82,012
5.63%, 08/16/32 (a)(c)	100,000	95,172
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	215,787
2.45%, 03/15/31 (a)	150,000	117,996
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	88,275
2.40%, 08/15/31 (a)	100,000	75,134
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	98,250
2.15%, 08/15/30 (a)	150,000	120,507
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	152,325
4.50%, 04/01/25 (a)	100,000	98,310
1.35%, 02/03/27 (a)	150,000	129,218
3.95%, 03/15/27 (a)	100,000	95,664
3.70%, 03/23/29 (a)	100,000	90,843
3.13%, 08/15/29 (a)	150,000	131,054
4.88%, 04/01/30 (a)	100,000	97,955
2.15%, 02/03/32 (a)	150,000	115,908
5.88%, 03/01/33 (a)	150,000	154,401
4.95%, 10/01/44 (a)	100,000	90,033
4.80%, 03/15/47 (a)	100,000	88,780
3.95%, 08/15/49 (a)	150,000	117,729
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	80,117
5.67%, 06/08/32 (a)	100,000	97,628
4.00%, 11/23/51 (a)	100,000	67,598
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,659
2.40%, 09/30/30 (a)	150,000	117,011
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	141,527
3.80%, 03/01/28 (a)	100,000	92,701
3.05%, 01/15/30 (a)	100,000	84,693
3.40%, 01/15/31 (a)	150,000	126,720
3.40%, 03/01/32 (a)	75,000	62,811
7.00%, 06/15/40	100,000	108,491
4.38%, 06/15/50 (a)	150,000	115,722
Loews Corp.
3.20%, 05/15/30 (a)	100,000	88,802
6.00%, 02/01/35	100,000	105,941
4.13%, 05/15/43 (a)	100,000	83,563
Manulife Financial Corp.
4.15%, 03/04/26	200,000	194,838
2.48%, 05/19/27 (a)	100,000	90,866
4.06%, 02/24/32 (a)(b)	200,000	185,606
3.70%, 03/16/32 (a)	150,000	134,738
Markel Corp.
3.50%, 11/01/27 (a)	100,000	93,245
3.35%, 09/17/29 (a)	100,000	88,226
5.00%, 04/05/46	200,000	176,824
4.30%, 11/01/47 (a)	75,000	59,928
4.15%, 09/17/50 (a)	100,000	78,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	150,000	146,580
3.50%, 03/10/25 (a)	100,000	96,507
3.75%, 03/14/26 (a)	150,000	144,045
4.38%, 03/15/29 (a)	250,000	238,392
2.25%, 11/15/30 (a)	140,000	113,663
5.75%, 11/01/32 (a)	100,000	103,937
5.88%, 08/01/33	100,000	105,723
4.75%, 03/15/39 (a)	150,000	139,710
4.35%, 01/30/47 (a)	100,000	85,868
4.20%, 03/01/48 (a)	50,000	42,001
4.90%, 03/15/49 (a)	200,000	185,018
6.25%, 11/01/52 (a)	100,000	111,193
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,647
MetLife, Inc.
3.60%, 04/10/24	250,000	245,255
3.60%, 11/13/25 (a)	100,000	96,336
4.55%, 03/23/30 (a)	200,000	196,746
6.50%, 12/15/32	100,000	111,608
6.38%, 06/15/34	200,000	223,352
5.70%, 06/15/35	250,000	262,315
5.88%, 02/06/41	150,000	156,427
4.13%, 08/13/42	100,000	85,551
4.88%, 11/13/43	250,000	234,150
4.72%, 12/15/44	100,000	91,510
4.05%, 03/01/45	100,000	83,977
4.60%, 05/13/46 (a)	100,000	89,594
5.00%, 07/15/52 (a)	100,000	95,918
5.25%, 01/15/54 (a)	150,000	146,971
6.40%, 12/15/66 (a)	230,000	231,904
10.75%, 08/01/69 (a)(b)	75,000	101,910
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	39,784
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	142,804
3.85%, 06/11/51 (a)	125,000	89,780
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	90,664
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	124,340
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	92,648
3.70%, 05/15/29 (a)	150,000	139,625
2.13%, 06/15/30 (a)	150,000	122,496
4.30%, 11/15/46 (a)	137,000	113,546
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	135,333
3.88%, 03/27/28 (a)	97,000	92,659
2.10%, 03/10/30 (a)	200,000	166,220
6.63%, 12/01/37	150,000	166,825
3.00%, 03/10/40 (a)	250,000	187,347
5.20%, 03/15/44 (a)(b)	100,000	98,438
4.60%, 05/15/44	150,000	136,608
5.38%, 05/15/45 (a)(b)	150,000	146,299
4.50%, 09/15/47 (a)(b)	100,000	92,708
3.91%, 12/07/47 (a)	200,000	158,656
5.70%, 09/15/48 (a)(b)	150,000	143,151
3.94%, 12/07/49 (a)	100,000	79,477
4.35%, 02/25/50 (a)	150,000	127,707
3.70%, 10/01/50 (a)(b)	200,000	169,438
3.70%, 03/13/51 (a)	300,000	229,779
5.13%, 03/01/52 (a)(b)	200,000	183,552
6.00%, 09/01/52 (a)(b)	200,000	194,692
Prudential PLC
3.13%, 04/14/30	200,000	176,222
See financial notes
26Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Radian Group, Inc.
6.63%, 03/15/25 (a)	150,000	150,019
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	183,340
3.15%, 06/15/30 (a)	200,000	171,360
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	135,140
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	77,417
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	133,154
3.28%, 12/15/26 (a)	100,000	94,440
5.35%, 06/01/33	200,000	204,520
5.55%, 05/09/35	150,000	154,977
4.50%, 06/15/43	50,000	44,585
4.20%, 12/15/46 (a)	100,000	83,269
3.85%, 08/10/49 (a)	100,000	80,095
6.50%, 05/15/67 (a)(b)	100,000	97,343
The Chubb Corp.
6.50%, 05/15/38	100,000	112,883
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	77,849
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	129,413
6.10%, 10/01/41	80,000	82,506
4.40%, 03/15/48 (a)	100,000	85,315
3.60%, 08/19/49 (a)	150,000	112,551
2.90%, 09/15/51 (a)	150,000	97,668
The Progressive Corp.
2.45%, 01/15/27	100,000	91,375
4.00%, 03/01/29 (a)	150,000	143,923
3.20%, 03/26/30 (a)	100,000	90,072
6.25%, 12/01/32	150,000	164,706
3.70%, 01/26/45	100,000	79,261
4.13%, 04/15/47 (a)	100,000	85,585
4.20%, 03/15/48 (a)	250,000	215,382
3.95%, 03/26/50 (a)	100,000	81,925
3.70%, 03/15/52 (a)	100,000	79,374
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	171,006
5.35%, 11/01/40	100,000	101,947
4.60%, 08/01/43	200,000	183,698
4.00%, 05/30/47 (a)	200,000	167,640
4.10%, 03/04/49 (a)	100,000	84,577
2.55%, 04/27/50 (a)	300,000	193,014
3.05%, 06/08/51 (a)	200,000	139,700
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	126,604
UnitedHealth Group, Inc.
3.75%, 07/15/25	355,000	344,638
1.25%, 01/15/26	150,000	135,668
3.10%, 03/15/26	200,000	189,726
1.15%, 05/15/26 (a)	200,000	177,374
3.45%, 01/15/27	150,000	142,356
3.38%, 04/15/27	150,000	141,564
3.70%, 05/15/27 (a)	150,000	143,295
2.95%, 10/15/27	150,000	137,819
5.25%, 02/15/28 (a)	200,000	202,832
3.85%, 06/15/28	250,000	237,402
3.88%, 12/15/28	150,000	141,916
4.00%, 05/15/29 (a)	150,000	142,278
2.88%, 08/15/29	200,000	176,382
5.30%, 02/15/30 (a)	200,000	203,014
2.00%, 05/15/30	250,000	205,037
2.30%, 05/15/31 (a)	300,000	247,485
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 05/15/32 (a)	250,000	235,555
5.35%, 02/15/33 (a)	350,000	358,176
4.63%, 07/15/35	200,000	191,938
5.80%, 03/15/36	193,000	202,364
6.50%, 06/15/37	100,000	111,316
6.63%, 11/15/37	150,000	167,952
6.88%, 02/15/38	100,000	116,138
3.50%, 08/15/39 (a)	250,000	204,800
2.75%, 05/15/40 (a)	150,000	109,347
5.70%, 10/15/40 (a)	75,000	78,737
5.95%, 02/15/41 (a)	100,000	106,375
3.05%, 05/15/41 (a)	300,000	225,783
4.63%, 11/15/41 (a)	100,000	92,682
4.38%, 03/15/42 (a)	100,000	89,682
3.95%, 10/15/42 (a)	100,000	85,935
4.25%, 03/15/43 (a)	100,000	88,366
4.75%, 07/15/45	350,000	328,251
4.20%, 01/15/47 (a)	150,000	129,929
4.25%, 04/15/47 (a)	100,000	86,569
3.75%, 10/15/47 (a)	200,000	159,866
4.25%, 06/15/48 (a)	250,000	216,937
4.45%, 12/15/48 (a)	175,000	156,151
3.70%, 08/15/49 (a)	150,000	118,071
2.90%, 05/15/50 (a)	250,000	169,847
3.25%, 05/15/51 (a)	350,000	251,405
4.75%, 05/15/52 (a)	350,000	321,804
5.88%, 02/15/53 (a)	350,000	378,077
3.88%, 08/15/59 (a)	200,000	156,542
3.13%, 05/15/60 (a)	150,000	102,071
4.95%, 05/15/62 (a)	150,000	141,564
6.05%, 02/15/63 (a)	250,000	274,125
Unum Group
4.00%, 06/15/29 (a)	100,000	91,632
5.75%, 08/15/42	100,000	92,370
4.50%, 12/15/49 (a)	100,000	75,713
4.13%, 06/15/51 (a)	100,000	71,993
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,767
5.70%, 07/15/43	100,000	96,407
4.70%, 01/23/48 (a)(b)	100,000	85,344
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	195,442
4.65%, 06/15/27 (a)	150,000	144,957
4.50%, 09/15/28 (a)	150,000	142,551
2.95%, 09/15/29 (a)	200,000	171,084
3.88%, 09/15/49 (a)	150,000	109,857
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	39,264
3.55%, 03/30/52 (a)	100,000	71,339
3.15%, 09/30/61 (a)	100,000	62,756
XLIT Ltd.
5.25%, 12/15/43	130,000	128,622
		47,946,664
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	125,205
4.80%, 10/01/32 (a)	100,000	93,738
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	143,784
3.80%, 04/15/26 (a)	100,000	95,823
3.95%, 01/15/28 (a)	100,000	94,382
4.50%, 07/30/29 (a)	50,000	47,685
2.75%, 12/15/29 (a)	100,000	84,777
4.70%, 07/01/30 (a)	100,000	96,996
4.90%, 12/15/30 (a)	150,000	145,549
See financial notes
Schwab Taxable Bond Funds | Semiannual Report27

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 08/15/31 (a)	150,000	131,807
2.00%, 05/18/32 (a)	100,000	76,521
1.88%, 02/01/33 (a)	250,000	185,497
2.95%, 03/15/34 (a)	150,000	120,779
4.85%, 04/15/49 (a)	50,000	43,826
4.00%, 02/01/50 (a)	150,000	116,706
3.00%, 05/18/51 (a)	150,000	96,702
3.55%, 03/15/52 (a)	200,000	143,548
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	93,447
4.90%, 02/15/29 (a)	100,000	95,185
2.38%, 07/15/31 (a)	100,000	78,810
3.63%, 04/15/32 (a)	150,000	126,927
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	145,294
3.45%, 06/01/25 (a)	100,000	96,186
2.95%, 05/11/26 (a)	100,000	93,520
2.90%, 10/15/26 (a)	100,000	92,096
3.30%, 06/01/29 (a)	200,000	179,340
2.30%, 03/01/30 (a)	100,000	83,860
2.45%, 01/15/31 (a)	150,000	124,892
2.05%, 01/15/32 (a)	150,000	118,938
3.90%, 10/15/46 (a)	150,000	118,025
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	142,215
2.75%, 10/01/26 (a)	200,000	180,620
6.75%, 12/01/27 (a)	150,000	155,772
4.50%, 12/01/28 (a)	150,000	139,411
3.40%, 06/21/29 (a)	200,000	172,090
2.90%, 03/15/30 (a)	100,000	82,268
3.25%, 01/30/31 (a)	200,000	167,062
2.55%, 04/01/32 (a)	150,000	114,561
2.45%, 10/01/33 (a)	200,000	146,294
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	144,340
4.55%, 10/01/29 (a)	100,000	82,783
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	144,390
4.13%, 06/15/26 (a)	150,000	141,757
3.90%, 03/15/27 (a)	100,000	92,809
4.13%, 05/15/29 (a)	150,000	135,286
4.05%, 07/01/30 (a)	150,000	132,831
2.50%, 08/16/31 (a)	100,000	77,771
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	95,050
3.15%, 07/01/29 (a)	150,000	133,209
2.80%, 05/15/30 (a)	100,000	85,881
3.35%, 11/01/49 (a)	50,000	36,049
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,505
2.00%, 01/15/29 (a)	150,000	115,688
2.75%, 04/15/31 (a)	100,000	75,613
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	138,487
4.38%, 02/15/29 (a)	100,000	93,004
2.00%, 02/15/31 (a)	100,000	76,794
2.50%, 02/15/32 (a)	150,000	117,380
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	139,050
5.55%, 01/15/28 (a)	150,000	149,607
4.45%, 07/15/28 (a)	150,000	141,661
3.60%, 07/01/29 (a)	150,000	132,723
EPR Properties
4.75%, 12/15/26 (a)	150,000	137,329
4.50%, 06/01/27 (a)	150,000	133,672
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/15/29 (a)	100,000	81,603
3.60%, 11/15/31 (a)	100,000	75,794
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	95,957
2.85%, 11/01/26 (a)	150,000	138,277
3.50%, 03/01/28 (a)	100,000	92,442
4.15%, 12/01/28 (a)	100,000	94,409
3.00%, 07/01/29 (a)	100,000	87,626
2.50%, 02/15/30 (a)	100,000	84,489
4.50%, 07/01/44 (a)	150,000	132,706
4.50%, 06/01/45 (a)	50,000	43,274
4.00%, 08/01/47 (a)	100,000	80,558
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	74,893
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	124,979
3.38%, 04/15/26 (a)	150,000	140,436
4.00%, 03/01/29 (a)	150,000	138,204
3.00%, 01/15/30 (a)	100,000	85,262
1.65%, 01/15/31 (a)	150,000	112,994
2.65%, 03/15/32 (a)	150,000	119,271
2.65%, 09/01/50 (a)	100,000	58,574
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	79,712
2.35%, 03/15/32 (a)	150,000	115,053
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	133,395
3.25%, 07/15/27 (a)	100,000	91,737
3.50%, 06/01/30 (a)	100,000	87,235
4.50%, 12/01/44 (a)	100,000	80,717
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	150,000	128,154
2.00%, 03/15/31 (a)	100,000	76,485
2.05%, 03/15/31 (a)	150,000	111,407
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	100,000	93,128
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (a)	100,000	96,348
3.25%, 07/15/26 (a)	200,000	187,588
3.50%, 07/15/29 (a)	150,000	134,071
3.00%, 01/15/30 (a)	100,000	86,275
2.88%, 01/15/31 (a)	250,000	211,042
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	87,072
3.05%, 02/15/30 (a)	100,000	79,367
2.60%, 02/01/31 (a)	150,000	111,773
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	97,821
4.00%, 06/15/25 (a)	105,000	102,173
3.38%, 12/15/29 (a)	150,000	127,799
3.50%, 09/15/30 (a)	225,000	187,729
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	75,000	71,519
4.65%, 04/01/29 (a)	100,000	85,119
3.25%, 01/15/30 (a)	100,000	75,443
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	165,536
2.00%, 08/15/31 (a)	100,000	75,107
4.15%, 04/15/32 (a)	100,000	88,114
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	92,193
4.25%, 08/15/29 (a)	120,000	104,641
3.05%, 02/15/30 (a)	150,000	119,696
2.50%, 11/15/32 (a)	150,000	106,220
See financial notes
28Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty Corp.
3.30%, 02/01/25 (a)	100,000	96,007
2.80%, 10/01/26 (a)	100,000	91,431
1.90%, 03/01/28 (a)	100,000	84,531
2.70%, 10/01/30 (a)	200,000	165,500
2.25%, 12/01/31 (a)	100,000	77,822
4.60%, 02/01/33 (a)	100,000	91,927
4.25%, 04/01/45 (a)	150,000	115,634
4.13%, 12/01/46 (a)	100,000	75,131
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,678
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	120,368
Life Storage LP
3.88%, 12/15/27 (a)	150,000	139,738
4.00%, 06/15/29 (a)	100,000	91,368
2.20%, 10/15/30 (a)	50,000	39,992
2.40%, 10/15/31 (a)	150,000	119,118
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	96,548
1.10%, 09/15/26 (a)	150,000	130,206
3.60%, 06/01/27 (a)	150,000	141,942
4.20%, 06/15/28 (a)	100,000	95,396
3.95%, 03/15/29 (a)	50,000	47,112
2.75%, 03/15/30 (a)	100,000	86,679
1.70%, 02/15/31 (a)	100,000	78,185
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	75,251
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	96,450
3.50%, 10/15/27 (a)	100,000	91,595
4.30%, 10/15/28 (a)	100,000	93,602
2.50%, 04/15/30 (a)	100,000	83,136
4.80%, 10/15/48 (a)	50,000	42,840
3.10%, 04/15/50 (a)	100,000	64,182
3.00%, 04/15/52 (a)	100,000	62,074
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	246,000	242,529
4.50%, 04/01/27 (a)	150,000	141,790
4.75%, 01/15/28 (a)	100,000	94,088
3.63%, 10/01/29 (a)	150,000	124,796
3.38%, 02/01/31 (a)	150,000	118,550
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	75,451
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,284
2.63%, 11/01/31 (a)	100,000	80,001
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	115,007
Prologis LP
3.25%, 06/30/26 (a)	230,000	217,874
2.13%, 04/15/27 (a)	150,000	135,180
3.88%, 09/15/28 (a)	150,000	142,156
4.38%, 02/01/29 (a)	50,000	48,289
2.88%, 11/15/29 (a)	50,000	43,474
2.25%, 04/15/30 (a)	200,000	167,286
1.75%, 07/01/30 (a)	150,000	119,501
1.25%, 10/15/30 (a)	100,000	76,747
1.63%, 03/15/31 (a)	100,000	78,253
2.25%, 01/15/32 (a)	100,000	80,248
3.05%, 03/01/50 (a)	50,000	34,652
3.00%, 04/15/50 (a)	150,000	102,546
2.13%, 10/15/50 (a)	150,000	84,954
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Storage
0.88%, 02/15/26 (a)	125,000	110,758
1.50%, 11/09/26 (a)	150,000	132,985
3.09%, 09/15/27 (a)	50,000	46,285
1.85%, 05/01/28 (a)	150,000	129,011
3.39%, 05/01/29 (a)	150,000	136,603
2.30%, 05/01/31 (a)	100,000	81,876
2.25%, 11/09/31 (a)	100,000	80,656
Realty Income Corp.
3.88%, 04/15/25 (a)	150,000	145,561
0.75%, 03/15/26 (a)	150,000	130,899
4.88%, 06/01/26 (a)	100,000	99,075
4.13%, 10/15/26 (a)	100,000	96,440
3.00%, 01/15/27 (a)	180,000	166,392
3.95%, 08/15/27 (a)	150,000	142,902
3.40%, 01/15/28 (a)	100,000	92,735
2.20%, 06/15/28 (a)	100,000	86,509
3.10%, 12/15/29 (a)	100,000	88,043
3.25%, 01/15/31 (a)	200,000	174,458
5.63%, 10/13/32 (a)	150,000	153,121
2.85%, 12/15/32 (a)	150,000	122,822
1.80%, 03/15/33 (a)	100,000	73,180
4.65%, 03/15/47 (a)	150,000	136,960
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	139,513
3.70%, 06/15/30 (a)	100,000	88,605
4.40%, 02/01/47 (a)	100,000	80,662
4.65%, 03/15/49 (a)	75,000	62,230
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	89,913
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	116,079
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	125,076
3.20%, 12/01/31 (a)	150,000	111,420
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	77,285
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	238,177
3.38%, 10/01/24 (a)	200,000	193,912
3.50%, 09/01/25 (a)	250,000	240,080
3.30%, 01/15/26 (a)	100,000	94,955
3.25%, 11/30/26 (a)	250,000	233,737
3.38%, 12/01/27 (a)	150,000	138,883
2.45%, 09/13/29 (a)	250,000	209,845
2.65%, 07/15/30 (a)	150,000	126,168
2.20%, 02/01/31 (a)	150,000	119,978
2.25%, 01/15/32 (a)	200,000	156,264
2.65%, 02/01/32 (a)	100,000	80,988
6.75%, 02/01/40 (a)	100,000	111,523
4.25%, 11/30/46 (a)	150,000	122,603
3.25%, 09/13/49 (a)	150,000	103,710
3.80%, 07/15/50 (a)	250,000	188,205
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	143,157
4.70%, 06/01/27 (a)	100,000	93,841
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,706
2.10%, 03/15/28 (a)	100,000	83,066
3.40%, 01/15/30 (a)	50,000	42,346
3.20%, 02/15/31 (a)	150,000	122,615
2.70%, 02/15/32 (a)	75,000	57,491
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	89,199
4.63%, 03/15/29 (a)	100,000	88,234
2.70%, 12/01/31 (a)	100,000	73,033
See financial notes
Schwab Taxable Bond Funds | Semiannual Report29

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	84,599
2.70%, 07/15/31 (a)	100,000	79,908
4.20%, 04/15/32 (a)	100,000	88,815
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	92,149
2.75%, 09/01/31 (a)	100,000	74,260
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	138,487
3.50%, 01/15/28 (a)	100,000	92,567
3.20%, 01/15/30 (a)	150,000	131,742
3.00%, 08/15/31 (a)	100,000	84,381
2.10%, 08/01/32 (a)	150,000	113,643
1.90%, 03/15/33 (a)	150,000	109,044
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,339
2.65%, 01/15/25 (a)	100,000	94,623
3.50%, 02/01/25 (a)	150,000	144,039
3.25%, 10/15/26 (a)	100,000	92,380
3.85%, 04/01/27 (a)	150,000	141,996
4.00%, 03/01/28 (a)	100,000	92,850
4.40%, 01/15/29 (a)	250,000	233,050
4.75%, 11/15/30 (a)	100,000	94,481
5.70%, 09/30/43 (a)	100,000	94,655
4.38%, 02/01/45 (a)	100,000	80,370
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	142,759
2.15%, 06/01/26 (a)	100,000	86,260
Welltower, Inc.
4.00%, 06/01/25 (a)	300,000	290,022
4.25%, 04/01/26 (a)	150,000	144,921
4.25%, 04/15/28 (a)	100,000	94,613
4.13%, 03/15/29 (a)	150,000	138,739
2.75%, 01/15/31 (a)	150,000	122,634
2.75%, 01/15/32 (a)	100,000	79,945
3.85%, 06/15/32 (a)	150,000	130,739
6.50%, 03/15/41 (a)	150,000	154,932
4.95%, 09/01/48 (a)	100,000	85,550
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	97,703
4.25%, 10/01/26 (a)	150,000	144,871
2.40%, 02/01/31 (a)	200,000	161,274
2.25%, 04/01/33 (a)	100,000	75,373
		28,660,806
		353,898,962

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	228,245
2.05%, 05/15/30 (a)	200,000	167,328
2.70%, 05/15/40 (a)	150,000	111,126
2.80%, 05/15/50 (a)	200,000	138,846
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	46,307
5.65%, 06/01/52 (a)	100,000	94,356
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	170,784
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	200,000	205,192
4.25%, 07/16/29	100,000	93,039
6.80%, 11/29/32 (a)	150,000	152,017
7.00%, 10/15/39	100,000	103,289
6.75%, 03/01/41 (f)	50,000	49,552
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	99,998
5.75%, 05/01/43	150,000	151,474
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	150,000	154,780
BHP Billiton Finance (USA) Ltd.
6.42%, 03/01/26	150,000	155,589
4.13%, 02/24/42	95,000	83,180
5.00%, 09/30/43	450,000	437,949
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	135,692
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,440
5.90%, 07/05/24	350,000	349,678
6.05%, 03/15/25	300,000	298,992
1.40%, 08/05/26 (a)	100,000	85,260
6.17%, 07/15/27 (a)	350,000	347,417
6.33%, 07/15/29 (a)	200,000	197,032
6.38%, 07/15/32 (a)	100,000	97,129
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,068
CF Industries, Inc.
5.15%, 03/15/34	200,000	186,244
4.95%, 06/01/43	100,000	83,967
5.38%, 03/15/44	150,000	132,531
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	200,000	196,736
4.73%, 11/15/28 (a)	400,000	393,716
5.32%, 11/15/38 (a)	250,000	243,125
5.42%, 11/15/48 (a)	400,000	383,908
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	145,558
4.50%, 12/01/28 (a)	150,000	143,571
4.80%, 09/01/42 (a)	100,000	86,958
4.65%, 10/15/44 (a)	100,000	83,486
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	138,426
1.65%, 02/01/27 (a)	100,000	88,491
3.25%, 12/01/27 (a)	150,000	139,731
4.80%, 03/24/30 (a)	200,000	197,744
1.30%, 01/30/31 (a)	100,000	76,460
2.13%, 02/01/32 (a)	150,000	119,828
2.13%, 08/15/50 (a)	100,000	57,363
2.70%, 12/15/51 (a)	150,000	95,535
2.75%, 08/18/55 (a)	150,000	92,598
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	184,560
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	199,934
FMC Corp.
3.20%, 10/01/26 (a)	100,000	93,409
3.45%, 10/01/29 (a)	100,000	88,504
4.50%, 10/01/49 (a)	100,000	81,309
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	147,069
4.13%, 03/01/28 (a)	200,000	185,584
5.25%, 09/01/29 (a)	100,000	96,685
4.63%, 08/01/30 (a)	200,000	186,248
5.40%, 11/14/34 (a)	100,000	94,713
5.45%, 03/15/43 (a)	300,000	272,187
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	169,951
8.88%, 05/15/31	100,000	123,250
See financial notes
30Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	91,219
2.95%, 06/15/31 (a)	100,000	79,719
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	93,232
4.38%, 06/01/47 (a)	100,000	76,128
5.00%, 09/26/48 (a)	150,000	124,649
International Paper Co.
7.30%, 11/15/39	100,000	111,831
6.00%, 11/15/41 (a)	100,000	101,362
4.80%, 06/15/44 (a)	200,000	178,624
5.15%, 05/15/46 (a)	100,000	91,956
4.40%, 08/15/47 (a)	100,000	85,232
4.35%, 08/15/48 (a)	100,000	84,176
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	95,450
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	47,746
4.70%, 12/05/25 (a)	150,000	149,952
3.20%, 01/30/26 (a)	150,000	144,551
1.10%, 08/10/30 (a)	200,000	154,828
2.00%, 08/10/50 (a)	150,000	86,051
LYB International Finance BV
5.25%, 07/15/43	150,000	133,856
4.88%, 03/15/44 (a)	150,000	127,310
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	140,276
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	179,368
2.25%, 10/01/30 (a)	100,000	80,198
3.38%, 10/01/40 (a)	150,000	107,772
4.20%, 10/15/49 (a)	100,000	75,584
4.20%, 05/01/50 (a)	250,000	189,300
3.63%, 04/01/51 (a)	250,000	171,845
3.80%, 10/01/60 (a)	100,000	66,902
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	80,201
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	80,654
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	85,247
2.25%, 10/01/30 (a)	200,000	161,306
2.60%, 07/15/32 (a)	200,000	159,700
5.88%, 04/01/35	100,000	101,561
4.88%, 03/15/42 (a)	330,000	302,217
5.45%, 06/09/44 (a)	100,000	96,515
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	232,577
3.95%, 05/01/28 (a)	150,000	142,005
2.70%, 06/01/30 (a)	250,000	213,620
3.13%, 04/01/32 (a)	100,000	85,368
6.40%, 12/01/37	50,000	55,013
3.85%, 04/01/52 (a)	100,000	78,760
2.98%, 12/15/55 (a)	200,000	131,280
Nutrien Ltd.
5.90%, 11/07/24	100,000	100,555
5.95%, 11/07/25	150,000	152,325
4.00%, 12/15/26 (a)	100,000	96,179
4.20%, 04/01/29 (a)	100,000	94,492
5.88%, 12/01/36	50,000	50,417
5.63%, 12/01/40	100,000	97,381
6.13%, 01/15/41 (a)	145,000	149,114
4.90%, 06/01/43 (a)	100,000	89,854
5.25%, 01/15/45 (a)	50,000	46,392
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/49 (a)	100,000	90,256
3.95%, 05/13/50 (a)	150,000	114,729
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	92,598
3.00%, 12/15/29 (a)	150,000	129,336
4.05%, 12/15/49 (a)	100,000	79,208
3.05%, 10/01/51 (a)	150,000	98,331
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	95,989
1.20%, 03/15/26 (a)	100,000	88,555
2.80%, 08/15/29 (a)	100,000	86,359
2.55%, 06/15/30 (a)	200,000	167,926
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	161,230
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	113,976
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	109,977
5.20%, 11/02/40	250,000	249,717
2.75%, 11/02/51 (a)	250,000	165,345
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	100,000	94,399
4.13%, 08/21/42 (a)	200,000	174,004
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	140,559
4.55%, 03/01/29 (a)	100,000	92,967
4.25%, 01/15/48 (a)	100,000	75,953
Southern Copper Corp.
3.88%, 04/23/25	100,000	96,873
7.50%, 07/27/35	150,000	171,054
6.75%, 04/16/40	200,000	219,864
5.25%, 11/08/42	250,000	236,172
5.88%, 04/23/45	250,000	253,682
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	95,375
2.40%, 06/15/25 (a)	100,000	93,346
5.00%, 12/15/26 (a)	100,000	98,409
1.65%, 10/15/27 (a)	100,000	84,470
3.45%, 04/15/30 (a)	100,000	88,924
3.25%, 10/15/50 (a)	150,000	101,139
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	84,119
6.00%, 01/15/29 (a)	200,000	197,120
5.00%, 01/15/30 (a)	200,000	184,262
3.75%, 01/15/31 (a)	250,000	211,957
3.13%, 01/15/32 (a)	200,000	158,180
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	179,236
6.00%, 08/15/40 (a)	95,000	92,978
5.20%, 03/01/42 (a)	100,000	89,251
5.40%, 02/01/43 (a)	100,000	91,207
The Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	98,182
7.38%, 11/01/29	174,000	193,384
2.10%, 11/15/30 (a)	250,000	202,145
6.30%, 03/15/33 (a)	100,000	105,975
4.25%, 10/01/34 (a)	50,000	44,637
9.40%, 05/15/39	100,000	133,163
5.25%, 11/15/41 (a)	100,000	94,185
4.38%, 11/15/42 (a)	250,000	210,732
4.63%, 10/01/44 (a)	100,000	86,275
5.55%, 11/30/48 (a)	150,000	143,295
4.80%, 05/15/49 (a)	150,000	128,408
3.60%, 11/15/50 (a)	250,000	180,677
6.90%, 05/15/53 (a)	150,000	167,781
See financial notes
Schwab Taxable Bond Funds | Semiannual Report31

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	236,985
4.88%, 11/15/41 (a)	100,000	87,831
5.63%, 11/15/43 (a)	100,000	95,188
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,218
3.45%, 08/01/25 (a)	200,000	191,830
4.25%, 08/08/25	100,000	97,500
3.45%, 06/01/27 (a)	250,000	234,500
2.95%, 08/15/29 (a)	200,000	173,560
2.30%, 05/15/30 (a)	100,000	82,341
2.20%, 03/15/32 (a)	150,000	117,465
4.00%, 12/15/42 (a)	100,000	79,864
4.50%, 06/01/47 (a)	200,000	168,138
3.80%, 08/15/49 (a)	100,000	75,185
3.30%, 05/15/50 (a)	100,000	68,417
2.90%, 03/15/52 (a)	100,000	61,804
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	255,415
3.75%, 07/08/30 (a)	200,000	174,068
6.88%, 11/21/36	350,000	359,229
6.88%, 11/10/39	200,000	204,830
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	94,172
3.38%, 06/15/30 (a)	100,000	86,803
5.00%, 08/15/46 (a)	100,000	84,495
4.38%, 11/15/47 (a)	100,000	78,637
3.13%, 08/15/51 (a)	125,000	77,426
3.38%, 08/15/61 (a)	100,000	60,907
WestRock MWV LLC
7.95%, 02/15/31	150,000	170,775
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,689
4.00%, 11/15/29 (a)	150,000	136,820
4.00%, 04/15/30 (a)	150,000	136,380
7.38%, 03/15/32	100,000	111,412
3.38%, 03/09/33 (a)	100,000	84,238
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	96,942
4.65%, 03/15/26 (a)	250,000	245,147
4.00%, 03/15/28 (a)	150,000	140,322
3.90%, 06/01/28 (a)	100,000	92,933
4.90%, 03/15/29 (a)	100,000	95,957
3.00%, 06/15/33 (a)	250,000	201,787
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	50,000	38,428
		27,436,497
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	150,000	141,037
2.65%, 04/15/25 (a)	150,000	142,318
3.00%, 08/07/25	100,000	95,078
2.88%, 10/15/27 (a)	100,000	91,046
3.63%, 09/14/28 (a)	150,000	139,401
3.38%, 03/01/29 (a)	200,000	181,044
3.05%, 04/15/30 (a)	200,000	175,162
3.88%, 06/15/44	100,000	79,850
3.13%, 09/19/46 (a)	100,000	69,181
3.63%, 10/15/47 (a)	150,000	113,343
4.00%, 09/14/48 (a)	150,000	120,584
3.25%, 08/26/49 (a)	200,000	139,732
3.70%, 04/15/50 (a)	100,000	77,519
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	193,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	78,449
Allegion PLC
3.50%, 10/01/29 (a)	100,000	87,316
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	144,480
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	141,934
4.50%, 05/15/28 (a)	100,000	96,076
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	82,930
2.69%, 05/25/31 (a)	150,000	121,761
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	97,638
2.05%, 03/01/25 (a)	100,000	94,004
2.80%, 02/15/30 (a)	150,000	129,494
2.20%, 09/15/31 (a)	200,000	159,418
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	84,720
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,771
2.65%, 04/30/30 (a)	100,000	83,123
2.25%, 02/15/32 (a)	100,000	77,339
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	312,319
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	140,590
2.75%, 03/01/30 (a)	150,000	125,324
2.20%, 03/01/32 (a)	100,000	75,935
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	211,462
2.49%, 02/15/27 (a)	56,000	50,518
2.72%, 02/15/30 (a)	400,000	337,604
2.70%, 02/15/31 (a)(c)	150,000	124,173
3.38%, 04/05/40 (a)	300,000	225,240
3.58%, 04/05/50 (a)(c)	325,000	234,572
Caterpillar Financial Services Corp.
2.85%, 05/17/24	100,000	97,204
3.30%, 06/09/24	200,000	195,194
0.60%, 09/13/24	150,000	140,059
2.15%, 11/08/24	150,000	143,070
3.25%, 12/01/24	100,000	97,108
4.90%, 01/17/25	150,000	149,544
3.40%, 05/13/25	200,000	193,134
1.45%, 05/15/25	300,000	277,473
0.80%, 11/13/25	200,000	179,320
2.40%, 08/09/26	162,000	149,087
1.15%, 09/14/26	250,000	219,837
3.60%, 08/12/27	150,000	143,362
1.10%, 09/14/27	250,000	213,892
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	132,307
2.60%, 09/19/29 (a)	100,000	87,251
2.60%, 04/09/30 (a)	200,000	174,434
1.90%, 03/12/31 (a)	200,000	161,906
5.20%, 05/27/41	150,000	153,471
3.80%, 08/15/42	350,000	298,228
4.30%, 05/15/44 (a)	100,000	92,340
3.25%, 09/19/49 (a)	100,000	76,464
3.25%, 04/09/50 (a)	250,000	191,842
4.75%, 05/15/64 (a)	100,000	94,668
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	227,765
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,798
See financial notes
32Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crane Holdings Co.
4.20%, 03/15/48 (a)	100,000	73,482
Deere & Co.
2.75%, 04/15/25 (a)	150,000	143,140
5.38%, 10/16/29	112,000	116,411
3.10%, 04/15/30 (a)	150,000	134,234
3.90%, 06/09/42 (a)	300,000	265,383
2.88%, 09/07/49 (a)	100,000	72,599
3.75%, 04/15/50 (a)	150,000	127,913
Dover Corp.
3.15%, 11/15/25 (a)	150,000	142,339
5.38%, 03/01/41 (a)	100,000	98,285
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	117,525
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	138,713
4.00%, 11/02/32	96,000	88,056
4.15%, 03/15/33 (a)	200,000	184,394
4.15%, 11/02/42	150,000	128,054
3.92%, 09/15/47 (a)	100,000	82,042
4.70%, 08/23/52 (a)	100,000	91,084
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	129,696
1.80%, 10/15/27 (a)	150,000	130,971
2.00%, 12/21/28 (a)	200,000	171,084
2.20%, 12/21/31 (a)	200,000	160,544
5.25%, 11/15/39	100,000	100,214
2.75%, 10/15/50 (a)	100,000	64,632
2.80%, 12/21/51 (a)	200,000	128,830
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	212,660
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	140,155
4.30%, 06/15/46 (a)	80,000	62,921
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	170,598
4.50%, 03/25/52 (a)	100,000	75,381
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	238,162
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	95,422
4.42%, 11/15/35	200,000	185,058
General Dynamics Corp.
2.38%, 11/15/24 (a)	250,000	238,440
3.25%, 04/01/25 (a)	100,000	96,340
3.50%, 05/15/25 (a)	100,000	96,804
1.15%, 06/01/26 (a)	100,000	88,566
3.50%, 04/01/27 (a)	100,000	94,941
3.75%, 05/15/28 (a)	300,000	285,513
3.63%, 04/01/30 (a)	150,000	139,873
2.25%, 06/01/31 (a)	100,000	83,411
4.25%, 04/01/40 (a)	100,000	90,987
2.85%, 06/01/41 (a)	100,000	75,231
3.60%, 11/15/42 (a)	150,000	124,401
4.25%, 04/01/50 (a)	50,000	44,720
General Electric Co.
6.75%, 03/15/32	200,000	222,344
5.88%, 01/14/38	100,000	103,934
6.88%, 01/10/39	100,000	113,460
4.35%, 05/01/50 (a)	150,000	127,317
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	192,078
1.35%, 06/01/25 (a)	300,000	277,248
2.50%, 11/01/26 (a)	300,000	277,311
1.10%, 03/01/27 (a)	200,000	174,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/15/29 (a)	150,000	132,135
1.95%, 06/01/30 (a)	200,000	165,344
1.75%, 09/01/31 (a)	150,000	118,836
5.00%, 02/15/33 (a)	325,000	329,176
5.70%, 03/15/37	100,000	105,655
3.81%, 11/21/47 (a)	150,000	125,732
2.80%, 06/01/50 (a)	150,000	108,398
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	92,695
2.30%, 03/15/31 (a)	100,000	81,158
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	193,132
3.48%, 12/01/27 (a)	100,000	91,559
4.20%, 05/01/30 (a)	100,000	91,488
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	172,428
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	147,960
2.65%, 11/15/26 (a)	200,000	185,334
3.90%, 09/01/42 (a)	300,000	259,485
John Deere Capital Corp.
2.60%, 03/07/24	150,000	146,274
0.45%, 06/07/24	250,000	235,587
3.35%, 06/12/24	100,000	97,758
4.55%, 10/11/24	150,000	149,016
2.05%, 01/09/25	100,000	94,792
2.13%, 03/07/25	200,000	188,840
3.45%, 03/13/25	200,000	193,846
3.40%, 06/06/25	50,000	48,278
4.80%, 01/09/26	200,000	199,274
0.70%, 01/15/26	100,000	88,748
2.65%, 06/10/26	200,000	186,270
1.05%, 06/17/26	250,000	221,035
1.30%, 10/13/26	100,000	87,921
1.70%, 01/11/27	200,000	178,458
1.75%, 03/09/27	200,000	178,568
4.15%, 09/15/27	200,000	194,622
3.05%, 01/06/28	50,000	46,992
1.50%, 03/06/28	150,000	128,480
3.45%, 03/07/29	100,000	92,779
2.80%, 07/18/29	150,000	133,175
2.45%, 01/09/30	100,000	86,196
1.45%, 01/15/31	200,000	157,380
2.00%, 06/17/31	100,000	80,827
4.35%, 09/15/32	250,000	241,130
Johnson Controls International PLC
3.63%, 07/02/24 (a)(g)	195,000	190,753
6.00%, 01/15/36	100,000	103,623
4.63%, 07/02/44 (a)	95,000	83,681
5.13%, 09/14/45 (a)	69,000	64,285
4.95%, 07/02/64 (a)(g)	100,000	87,447
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	119,919
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	94,372
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	145,075
4.40%, 06/15/28 (a)	300,000	289,251
2.90%, 12/15/29 (a)	150,000	129,279
1.80%, 01/15/31 (a)	200,000	156,206
6.15%, 12/15/40	95,000	99,780
5.05%, 04/27/45 (a)	100,000	92,840
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	97,236
3.50%, 11/15/27 (a)	100,000	92,128
See financial notes
Schwab Taxable Bond Funds | Semiannual Report33

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 03/15/29 (a)	100,000	93,931
3.50%, 11/15/51 (a)	100,000	71,114
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	90,969
1.70%, 08/01/27 (a)	150,000	128,406
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	217,501
5.10%, 11/15/27 (a)	150,000	152,043
3.90%, 06/15/32 (a)	200,000	185,740
5.25%, 01/15/33 (a)	150,000	153,901
3.60%, 03/01/35 (a)	100,000	88,381
4.50%, 05/15/36 (a)	150,000	143,311
6.15%, 09/01/36	100,000	109,360
5.72%, 06/01/40	100,000	106,495
4.07%, 12/15/42	200,000	175,122
3.80%, 03/01/45 (a)	150,000	124,293
4.70%, 05/15/46 (a)	250,000	236,895
2.80%, 06/15/50 (a)	150,000	103,602
4.09%, 09/15/52 (a)	188,000	161,838
4.15%, 06/15/53 (a)	150,000	129,159
5.70%, 11/15/54 (a)	150,000	162,724
4.30%, 06/15/62 (a)	150,000	130,367
5.90%, 11/15/63 (a)	150,000	166,269
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,549
3.45%, 06/01/27 (a)	50,000	46,637
3.50%, 12/15/27 (a)	50,000	46,912
2.50%, 03/15/30 (a)	100,000	82,876
2.40%, 07/15/31 (a)	200,000	159,666
4.25%, 12/15/47 (a)	100,000	82,742
3.20%, 07/15/51 (a)	150,000	101,918
Masco Corp.
2.00%, 10/01/30 (a)	250,000	195,200
2.00%, 02/15/31 (a)	125,000	96,821
4.50%, 05/15/47 (a)	100,000	81,444
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	139,790
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	350,000	335,212
3.20%, 02/01/27 (a)	100,000	94,083
3.25%, 01/15/28 (a)	400,000	369,684
4.40%, 05/01/30 (a)	150,000	143,334
4.70%, 03/15/33 (a)	150,000	144,729
5.15%, 05/01/40 (a)	100,000	97,217
5.05%, 11/15/40	100,000	96,142
4.75%, 06/01/43	150,000	137,667
4.03%, 10/15/47 (a)	400,000	331,504
5.25%, 05/01/50 (a)	200,000	197,832
4.95%, 03/15/53 (a)	150,000	141,508
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	139,284
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	86,345
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	186,756
2.29%, 04/05/27 (a)	100,000	89,893
2.57%, 02/15/30 (a)	250,000	210,862
3.11%, 02/15/40 (a)	225,000	168,061
3.36%, 02/15/50 (a)	125,000	88,798
Owens Corning
4.20%, 12/01/24 (a)	150,000	146,946
3.95%, 08/15/29 (a)	200,000	183,714
3.88%, 06/01/30 (a)	100,000	90,742
4.30%, 07/15/47 (a)	100,000	79,935
4.40%, 01/30/48 (a)	100,000	81,109
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	96,518
3.65%, 06/15/24	250,000	244,605
3.30%, 11/21/24 (a)	100,000	96,763
3.25%, 03/01/27 (a)	150,000	139,766
4.25%, 09/15/27 (a)	200,000	191,566
3.25%, 06/14/29 (a)	150,000	133,688
4.50%, 09/15/29 (a)	200,000	191,392
4.20%, 11/21/34 (a)	150,000	136,475
6.25%, 05/15/38	50,000	53,044
4.45%, 11/21/44 (a)	100,000	88,298
4.10%, 03/01/47 (a)	100,000	83,352
4.00%, 06/14/49 (a)	100,000	80,863
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	68,944
5.90%, 07/15/32 (a)	50,000	50,164
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	96,262
3.90%, 01/15/43 (a)	100,000	85,031
4.38%, 06/15/45 (a)	100,000	89,952
Raytheon Technologies Corp.
3.20%, 03/15/24 (a)	200,000	195,938
3.95%, 08/16/25 (a)	250,000	242,995
2.65%, 11/01/26 (a)	150,000	138,231
3.50%, 03/15/27 (a)	250,000	236,905
3.13%, 05/04/27 (a)	200,000	185,518
4.13%, 11/16/28 (a)	600,000	571,518
7.50%, 09/15/29	100,000	113,815
2.25%, 07/01/30 (a)	150,000	124,361
1.90%, 09/01/31 (a)	200,000	156,400
2.38%, 03/15/32 (a)	200,000	161,346
6.05%, 06/01/36	100,000	105,618
6.13%, 07/15/38	100,000	106,807
4.45%, 11/16/38 (a)	200,000	181,130
5.70%, 04/15/40	100,000	102,937
4.88%, 10/15/40 (c)	50,000	46,853
4.70%, 12/15/41	100,000	92,132
4.50%, 06/01/42	500,000	450,000
4.80%, 12/15/43 (a)	50,000	45,823
4.15%, 05/15/45 (a)	100,000	83,638
3.75%, 11/01/46 (a)	150,000	118,296
4.35%, 04/15/47 (a)	150,000	130,457
4.05%, 05/04/47 (a)	100,000	83,150
4.63%, 11/16/48 (a)	350,000	318,276
3.13%, 07/01/50 (a)	200,000	141,274
2.82%, 09/01/51 (a)	200,000	131,566
3.03%, 03/15/52 (a)	200,000	138,320
Regal Rexnord Corp.
6.05%, 04/15/28 (a)(c)	200,000	195,550
6.30%, 02/15/30 (a)(c)	200,000	196,208
6.40%, 04/15/33 (a)(c)	250,000	245,037
Republic Services, Inc.
2.50%, 08/15/24 (a)	100,000	96,030
0.88%, 11/15/25 (a)	200,000	177,656
2.90%, 07/01/26 (a)	200,000	186,020
3.38%, 11/15/27 (a)	150,000	139,007
3.95%, 05/15/28 (a)	100,000	94,732
2.30%, 03/01/30 (a)	200,000	167,660
1.45%, 02/15/31 (a)	250,000	191,800
3.05%, 03/01/50 (a)	100,000	70,099
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	92,881
1.75%, 08/15/31 (a)	100,000	78,821
4.20%, 03/01/49 (a)	100,000	88,126
2.80%, 08/15/61 (a)	100,000	62,070
See financial notes
34Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	135,153
3.85%, 12/15/25 (a)	100,000	96,542
3.80%, 12/15/26 (a)	150,000	142,878
1.40%, 09/15/27 (a)	250,000	212,092
2.95%, 09/15/29 (a)	100,000	86,976
2.00%, 06/30/30 (a)	150,000	120,932
1.75%, 02/15/31 (a)	250,000	192,957
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	86,513
3.10%, 05/01/50 (a)	100,000	73,782
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	172,370
5.75%, 11/01/40 (a)	150,000	151,429
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	236,107
2.30%, 03/15/30 (a)	200,000	162,666
5.20%, 09/01/40	100,000	94,039
4.85%, 11/15/48 (a)	150,000	129,617
2.75%, 11/15/50 (a)	100,000	60,186
4.00%, 03/15/60 (a)(b)	100,000	86,355
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	433,035
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	96,923
3.38%, 03/01/28 (a)	100,000	91,039
3.00%, 06/01/30 (a)	100,000	86,894
2.45%, 03/15/31 (a)	250,000	204,875
The Boeing Co.
2.80%, 03/01/24 (a)	50,000	48,661
4.88%, 05/01/25 (a)	600,000	591,750
2.60%, 10/30/25 (a)	50,000	46,457
2.75%, 02/01/26 (a)	250,000	231,827
2.20%, 02/04/26 (a)	950,000	862,923
3.10%, 05/01/26 (a)	150,000	139,656
2.25%, 06/15/26 (a)	50,000	45,128
2.70%, 02/01/27 (a)	200,000	181,472
2.80%, 03/01/27 (a)	100,000	90,985
5.04%, 05/01/27 (a)	300,000	295,572
3.25%, 02/01/28 (a)	250,000	226,445
3.45%, 11/01/28 (a)	150,000	135,894
3.20%, 03/01/29 (a)	150,000	132,108
2.95%, 02/01/30 (a)	150,000	128,006
5.15%, 05/01/30 (a)	800,000	776,128
3.63%, 02/01/31 (a)	250,000	219,292
3.60%, 05/01/34 (a)	100,000	81,097
3.25%, 02/01/35 (a)	150,000	116,259
6.63%, 02/15/38	100,000	104,869
3.55%, 03/01/38 (a)	100,000	75,729
3.50%, 03/01/39 (a)	150,000	111,483
6.88%, 03/15/39	80,000	86,310
5.88%, 02/15/40	100,000	97,733
5.71%, 05/01/40 (a)	550,000	527,312
3.65%, 03/01/47 (a)	50,000	34,789
3.63%, 03/01/48 (a)	50,000	34,272
3.85%, 11/01/48 (a)	100,000	71,538
3.90%, 05/01/49 (a)	100,000	72,216
3.75%, 02/01/50 (a)	175,000	124,079
5.81%, 05/01/50 (a)	800,000	763,432
3.83%, 03/01/59 (a)	100,000	67,731
3.95%, 08/01/59 (a)	150,000	104,214
5.93%, 05/01/60 (a)	600,000	566,580
The Timken Co.
4.50%, 12/15/28 (a)	100,000	94,881
4.13%, 04/01/32 (a)	100,000	90,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	100,000	99,465
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	100,000	94,315
5.75%, 06/15/43	100,000	101,098
4.30%, 02/21/48 (a)	150,000	123,042
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	145,702
3.50%, 03/21/26 (a)	50,000	47,525
3.80%, 03/21/29 (a)	100,000	92,276
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	87,248
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	174,980
2.95%, 04/01/31 (a)	100,000	76,470
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	238,820
3.50%, 06/01/30 (a)	50,000	44,357
4.50%, 06/15/47 (a)	150,000	128,891
4.70%, 03/01/48 (a)	100,000	88,183
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	95,747
3.50%, 05/01/29 (a)	100,000	90,716
2.60%, 02/01/30 (a)	150,000	127,866
3.20%, 06/01/32 (a)	100,000	85,575
4.20%, 01/15/33 (a)	50,000	46,249
3.05%, 04/01/50 (a)	100,000	67,974
2.95%, 01/15/52 (a)	200,000	131,582
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	240,162
0.75%, 11/15/25 (a)	100,000	89,163
3.15%, 11/15/27 (a)	200,000	185,074
1.15%, 03/15/28 (a)	100,000	82,821
4.15%, 04/15/32 (a)	200,000	187,580
4.10%, 03/01/45 (a)	112,000	96,478
4.15%, 07/15/49 (a)	100,000	87,836
2.50%, 11/15/50 (a)	250,000	156,995
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	100,000	98,547
3.20%, 06/15/25 (a)	100,000	94,183
3.45%, 11/15/26 (a)	100,000	92,780
4.95%, 09/15/28 (a)(f)	250,000	241,502
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	93,825
4.60%, 06/15/45 (a)	100,000	92,189
4.20%, 05/15/47 (a)	200,000	172,560
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	93,483
1.95%, 01/30/28 (a)	100,000	85,926
2.25%, 01/30/31 (a)	150,000	121,367
		55,020,186
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	141,887
1.35%, 09/15/30 (a)	100,000	78,101
4.50%, 06/15/47 (a)	100,000	88,529
2.50%, 09/15/50 (a)	250,000	156,365
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	182,154
2.88%, 05/07/30 (a)	200,000	171,876
4.70%, 07/21/32 (a)	200,000	191,558
6.38%, 03/01/35	200,000	217,654
6.13%, 03/30/40	230,000	243,101
See financial notes
Schwab Taxable Bond Funds | Semiannual Report35

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 07/16/42	200,000	174,260
4.38%, 04/22/49 (a)	200,000	172,272
American Tower Corp.
3.38%, 05/15/24 (a)	100,000	97,332
2.95%, 01/15/25 (a)	150,000	142,977
2.40%, 03/15/25 (a)	250,000	234,750
4.00%, 06/01/25 (a)	150,000	145,238
4.40%, 02/15/26 (a)	100,000	97,111
1.60%, 04/15/26 (a)	150,000	133,580
1.45%, 09/15/26 (a)	50,000	43,529
3.38%, 10/15/26 (a)	150,000	139,461
2.75%, 01/15/27 (a)	150,000	135,537
3.13%, 01/15/27 (a)	130,000	119,254
3.65%, 03/15/27 (a)	150,000	139,805
3.55%, 07/15/27 (a)	200,000	184,940
3.60%, 01/15/28 (a)	100,000	91,498
1.50%, 01/31/28 (a)	100,000	82,646
3.95%, 03/15/29 (a)	100,000	91,384
3.80%, 08/15/29 (a)	250,000	225,590
2.90%, 01/15/30 (a)	150,000	127,113
1.88%, 10/15/30 (a)	150,000	115,673
2.30%, 09/15/31 (a)	200,000	155,500
4.05%, 03/15/32 (a)	150,000	133,718
3.70%, 10/15/49 (a)	100,000	70,035
3.10%, 06/15/50 (a)	200,000	124,764
2.95%, 01/15/51 (a)	250,000	151,232
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	381,632
1.70%, 03/25/26 (a)	550,000	494,620
2.95%, 07/15/26 (a)	100,000	93,617
3.80%, 02/15/27 (a)	150,000	142,506
4.25%, 03/01/27 (a)	200,000	194,050
2.30%, 06/01/27 (a)	500,000	445,980
1.65%, 02/01/28 (a)	400,000	340,012
4.10%, 02/15/28 (a)	327,000	311,847
4.35%, 03/01/29 (a)	600,000	569,232
4.30%, 02/15/30 (a)	547,000	513,835
2.75%, 06/01/31 (a)	550,000	455,081
2.25%, 02/01/32 (a)	450,000	351,549
2.55%, 12/01/33 (a)	707,000	541,802
4.50%, 05/15/35 (a)	550,000	495,038
5.25%, 03/01/37 (a)	150,000	144,639
4.90%, 08/15/37 (a)	150,000	138,209
4.85%, 03/01/39 (a)	200,000	179,856
6.00%, 08/15/40 (a)	50,000	51,134
5.35%, 09/01/40	150,000	143,855
3.50%, 06/01/41 (a)	450,000	338,481
5.15%, 03/15/42	50,000	46,081
4.30%, 12/15/42 (a)	200,000	165,782
3.10%, 02/01/43 (a)	100,000	70,191
4.65%, 06/01/44 (a)	100,000	85,680
4.35%, 06/15/45 (a)	300,000	244,656
4.75%, 05/15/46 (a)	300,000	258,186
5.15%, 11/15/46 (a)	150,000	137,160
5.65%, 02/15/47 (a)	150,000	148,044
5.45%, 03/01/47 (a)	150,000	143,517
4.50%, 03/09/48 (a)	350,000	288,417
4.55%, 03/09/49 (a)	200,000	166,198
5.15%, 02/15/50 (a)	150,000	137,540
3.65%, 06/01/51 (a)	500,000	358,085
3.30%, 02/01/52 (a)	150,000	102,852
3.50%, 09/15/53 (a)	1,135,000	780,505
3.55%, 09/15/55 (a)	1,273,000	864,138
3.80%, 12/01/57 (a)	1,161,000	816,485
3.65%, 09/15/59 (a)	1,174,000	795,878
3.85%, 06/01/60 (a)	300,000	210,537
3.50%, 02/01/61 (a)	100,000	66,203
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	245,815
9.63%, 12/15/30 (f)	450,000	544,671
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	800,000	782,976
3.75%, 02/15/28 (a)	200,000	180,340
4.20%, 03/15/28 (a)	200,000	183,856
2.25%, 01/15/29 (a)	200,000	160,588
5.05%, 03/30/29 (a)	200,000	186,886
2.80%, 04/01/31 (a)	200,000	156,536
2.30%, 02/01/32 (a)	200,000	147,348
4.40%, 04/01/33 (a)	150,000	128,379
6.38%, 10/23/35 (a)	330,000	316,562
5.38%, 04/01/38 (a)	150,000	125,595
3.50%, 06/01/41 (a)	300,000	196,350
3.50%, 03/01/42 (a)	300,000	194,202
6.48%, 10/23/45 (a)	650,000	589,088
5.38%, 05/01/47 (a)	450,000	357,525
5.75%, 04/01/48 (a)	400,000	333,344
5.13%, 07/01/49 (a)	200,000	154,008
4.80%, 03/01/50 (a)	500,000	364,855
3.70%, 04/01/51 (a)	400,000	244,788
3.90%, 06/01/52 (a)	400,000	252,588
5.25%, 04/01/53 (a)	250,000	195,537
6.83%, 10/23/55 (a)	100,000	93,721
3.85%, 04/01/61 (a)	300,000	176,640
4.40%, 12/01/61 (a)	250,000	162,080
3.95%, 06/30/62 (a)	250,000	149,168
5.50%, 04/01/63 (a)	200,000	155,054
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	392,964
3.38%, 02/15/25 (a)	200,000	193,354
3.38%, 08/15/25 (a)	150,000	144,105
3.95%, 10/15/25 (a)	500,000	486,155
5.25%, 11/07/25	150,000	150,754
3.15%, 03/01/26 (a)	450,000	425,461
2.35%, 01/15/27 (a)	300,000	272,007
3.30%, 02/01/27 (a)	300,000	281,826
3.30%, 04/01/27 (a)	200,000	187,534
5.35%, 11/15/27 (a)	150,000	152,247
3.15%, 02/15/28 (a)	350,000	321,667
3.55%, 05/01/28 (a)	200,000	186,584
4.15%, 10/15/28 (a)	750,000	717,705
2.65%, 02/01/30 (a)	300,000	258,492
3.40%, 04/01/30 (a)	250,000	225,885
4.25%, 10/15/30 (a)	350,000	332,909
1.95%, 01/15/31 (a)	300,000	240,750
1.50%, 02/15/31 (a)	300,000	231,975
5.50%, 11/15/32 (a)	200,000	205,716
4.25%, 01/15/33	250,000	233,772
7.05%, 03/15/33	150,000	171,183
4.20%, 08/15/34 (a)	250,000	230,015
5.65%, 06/15/35	100,000	103,775
4.40%, 08/15/35 (a)	100,000	92,453
6.50%, 11/15/35	145,000	160,960
3.20%, 07/15/36 (a)	100,000	80,648
6.45%, 03/15/37	100,000	110,420
3.90%, 03/01/38 (a)	250,000	214,855
4.60%, 10/15/38 (a)	200,000	184,740
6.55%, 07/01/39	50,000	55,757
3.25%, 11/01/39 (a)	200,000	156,038
3.75%, 04/01/40 (a)	275,000	226,878
4.65%, 07/15/42	100,000	92,659
4.75%, 03/01/44	50,000	45,878
4.60%, 08/15/45 (a)	100,000	88,636
3.40%, 07/15/46 (a)	200,000	147,532
See financial notes
36Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/47 (a)	100,000	81,155
3.97%, 11/01/47 (a)	400,000	323,236
4.00%, 03/01/48 (a)	200,000	162,082
4.70%, 10/15/48 (a)	375,000	340,260
4.00%, 11/01/49 (a)	400,000	322,688
3.45%, 02/01/50 (a)	300,000	219,873
2.80%, 01/15/51 (a)	350,000	224,014
2.89%, 11/01/51 (a)	794,000	514,655
2.45%, 08/15/52 (a)	300,000	178,662
4.05%, 11/01/52 (a)	202,000	162,497
2.94%, 11/01/56 (a)	1,001,000	629,239
4.95%, 10/15/58 (a)	150,000	139,494
2.65%, 08/15/62 (a)	200,000	115,380
2.99%, 11/01/63 (a)	789,000	482,963
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	193,308
1.35%, 07/15/25 (a)	200,000	181,776
4.45%, 02/15/26 (a)	195,000	189,636
3.70%, 06/15/26 (a)	100,000	94,703
1.05%, 07/15/26 (a)	150,000	129,881
3.65%, 09/01/27 (a)	200,000	186,090
3.80%, 02/15/28 (a)	150,000	139,512
4.30%, 02/15/29 (a)	100,000	94,087
3.10%, 11/15/29 (a)	100,000	86,890
3.30%, 07/01/30 (a)	150,000	131,009
2.25%, 01/15/31 (a)	200,000	160,158
2.10%, 04/01/31 (a)	200,000	156,786
2.50%, 07/15/31 (a)	150,000	121,175
2.90%, 04/01/41 (a)	250,000	170,242
4.75%, 05/15/47 (a)	100,000	84,979
5.20%, 02/15/49 (a)	50,000	45,816
4.15%, 07/01/50 (a)	50,000	38,593
3.25%, 01/15/51 (a)	200,000	131,462
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	712,680
9.25%, 06/01/32	150,000	190,435
Discovery Communications LLC
3.90%, 11/15/24 (a)	50,000	48,471
3.95%, 06/15/25 (a)	250,000	240,340
4.90%, 03/11/26 (a)	100,000	97,551
3.95%, 03/20/28 (a)	250,000	228,545
4.13%, 05/15/29 (a)	150,000	134,553
3.63%, 05/15/30 (a)	150,000	128,489
5.00%, 09/20/37 (a)	150,000	128,609
4.88%, 04/01/43	50,000	39,568
5.20%, 09/20/47 (a)	260,000	207,740
5.30%, 05/15/49 (a)	150,000	120,597
4.65%, 05/15/50 (a)	150,000	110,079
4.00%, 09/15/55 (a)	357,000	230,586
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	78,410
2.95%, 02/15/51 (a)	200,000	127,894
Fox Corp.
3.05%, 04/07/25 (a)	100,000	95,509
4.71%, 01/25/29 (a)	400,000	382,180
3.50%, 04/08/30 (a)	100,000	88,060
5.48%, 01/25/39 (a)	200,000	183,822
5.58%, 01/25/49 (a)	250,000	227,947
Grupo Televisa S.A.B.
6.63%, 01/15/40	200,000	207,806
5.00%, 05/13/45 (a)	300,000	261,678
6.13%, 01/31/46 (a)	200,000	200,776
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	116,991
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magallanes, Inc.
3.53%, 03/15/24 (a)(c)	200,000	195,412
3.64%, 03/15/25 (c)	500,000	476,960
3.79%, 03/15/25 (a)(c)	100,000	95,698
3.76%, 03/15/27 (a)(c)	700,000	642,509
4.05%, 03/15/29 (a)(c)	250,000	223,642
4.28%, 03/15/32 (a)(c)	900,000	777,573
5.05%, 03/15/42 (a)(c)	900,000	729,414
5.14%, 03/15/52 (a)(c)	1,200,000	944,028
5.39%, 03/15/62 (a)(c)	450,000	351,081
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	423,306
3.85%, 08/15/32 (a)	500,000	449,150
4.45%, 08/15/52 (a)	500,000	414,625
4.65%, 08/15/62 (a)	250,000	208,052
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	105,255
4.45%, 01/15/43	130,000	114,088
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	83,297
4.20%, 06/01/30 (a)	100,000	93,589
2.60%, 08/01/31 (a)	200,000	164,538
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	126,268
3.60%, 04/15/26 (a)	250,000	238,407
Orange S.A.
9.00%, 03/01/31	400,000	489,844
5.38%, 01/13/42	150,000	148,703
5.50%, 02/06/44 (a)	150,000	151,927
Paramount Global
3.70%, 06/01/28 (a)	100,000	89,919
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	200,000	189,816
3.63%, 12/15/25 (a)	150,000	142,611
2.90%, 11/15/26 (a)	150,000	137,213
3.20%, 03/15/27 (a)(c)	250,000	230,135
3.80%, 03/15/32 (a)(c)	200,000	174,822
7.50%, 08/15/38	50,000	56,179
4.50%, 03/15/42 (a)(c)	150,000	123,359
4.50%, 03/15/43 (a)	100,000	81,755
5.45%, 10/01/43 (a)	100,000	92,143
5.00%, 03/15/44 (a)	180,000	156,510
4.30%, 02/15/48 (a)	100,000	76,880
4.35%, 05/01/49 (a)	250,000	195,402
3.70%, 11/15/49 (a)	150,000	105,977
4.55%, 03/15/52 (a)(c)	375,000	299,974
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	144,246
3.70%, 04/14/27 (a)	150,000	141,707
4.00%, 04/14/32 (a)	150,000	133,685
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,715
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	284,289
7.05%, 06/20/36	365,000	385,155
4.67%, 03/06/38	150,000	124,050
5.21%, 03/08/47	500,000	418,920
4.90%, 03/06/48	150,000	119,102
5.52%, 03/01/49 (a)	300,000	260,988
Telefonica Europe BV
8.25%, 09/15/30	100,000	113,471
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	330,491
4.60%, 11/16/48 (a)	100,000	88,265
4.30%, 06/15/49 (a)	150,000	125,400
See financial notes
Schwab Taxable Bond Funds | Semiannual Report37

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	95,242
2.15%, 02/15/32 (a)	100,000	78,539
4.46%, 04/01/48 (a)	200,000	170,618
4.30%, 07/29/49 (a)	100,000	82,486
3.65%, 03/17/51 (a)	100,000	73,830
3.20%, 02/15/52 (a)	125,000	84,510
3.65%, 08/15/52 (a)	150,000	110,505
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	96,179
4.75%, 03/30/30 (a)	100,000	95,469
2.40%, 03/01/31 (a)	100,000	80,277
3.38%, 03/01/41 (a)	100,000	72,929
5.40%, 10/01/48 (a)	100,000	95,000
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	142,644
3.70%, 09/15/24 (a)	150,000	147,086
3.35%, 03/24/25	250,000	241,622
3.70%, 10/15/25 (a)	200,000	193,250
1.75%, 01/13/26	300,000	274,173
3.70%, 03/23/27	250,000	239,562
2.20%, 01/13/28	200,000	177,666
2.00%, 09/01/29 (a)	400,000	334,392
3.80%, 03/22/30	200,000	186,092
2.65%, 01/13/31	450,000	383,476
6.55%, 03/15/33	100,000	111,509
6.20%, 12/15/34	150,000	164,187
6.40%, 12/15/35	230,000	253,810
6.15%, 03/01/37	50,000	53,563
6.65%, 11/15/37	200,000	226,950
4.63%, 03/23/40 (a)	200,000	187,994
3.50%, 05/13/40 (a)	350,000	283,843
5.40%, 10/01/43	50,000	50,377
4.75%, 09/15/44 (a)	150,000	139,662
4.95%, 10/15/45 (a)	100,000	95,013
4.75%, 11/15/46 (a)	100,000	93,378
2.75%, 09/01/49 (a)	350,000	232,949
4.70%, 03/23/50 (a)	300,000	281,289
3.60%, 01/13/51 (a)	450,000	349,438
3.80%, 05/13/60 (a)	250,000	195,057
Time Warner Cable LLC
6.55%, 05/01/37	150,000	143,339
7.30%, 07/01/38	300,000	300,849
6.75%, 06/15/39	250,000	240,847
5.88%, 11/15/40 (a)	224,000	197,523
5.50%, 09/01/41 (a)	250,000	211,250
4.50%, 09/15/42 (a)	200,000	149,204
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	224,924
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	479,025
1.50%, 02/15/26 (a)	250,000	223,857
2.25%, 02/15/26 (a)	300,000	273,195
2.63%, 04/15/26 (a)	250,000	229,205
3.75%, 04/15/27 (a)	750,000	705,510
4.75%, 02/01/28 (a)	300,000	290,826
2.05%, 02/15/28 (a)	300,000	257,679
4.95%, 03/15/28 (a)	150,000	147,339
2.63%, 02/15/29 (a)	150,000	128,000
2.40%, 03/15/29 (a)	100,000	84,652
3.38%, 04/15/29 (a)	400,000	354,268
3.88%, 04/15/30 (a)	1,300,000	1,179,750
2.55%, 02/15/31 (a)	500,000	408,455
2.88%, 02/15/31 (a)	200,000	166,206
3.50%, 04/15/31 (a)	400,000	346,716
2.25%, 11/15/31 (a)	100,000	78,590
2.70%, 03/15/32 (a)	200,000	162,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 01/15/33 (a)	300,000	292,821
5.05%, 07/15/33 (a)	200,000	192,786
4.38%, 04/15/40 (a)	350,000	297,829
3.00%, 02/15/41 (a)	450,000	314,721
4.50%, 04/15/50 (a)	500,000	415,910
3.30%, 02/15/51 (a)	550,000	369,275
3.40%, 10/15/52 (a)	500,000	340,210
5.65%, 01/15/53 (a)	200,000	196,428
3.60%, 11/15/60 (a)	300,000	200,895
5.80%, 09/15/62 (a)	100,000	98,123
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	141,675
1.85%, 07/30/26	150,000	135,129
2.95%, 06/15/27	200,000	185,416
4.38%, 08/16/41	100,000	89,504
4.13%, 12/01/41	150,000	130,763
4.13%, 06/01/44	250,000	216,020
3.00%, 07/30/46	100,000	70,613
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	190,616
3.50%, 11/01/24 (a)	130,000	126,724
3.38%, 02/15/25	250,000	241,535
0.85%, 11/20/25 (a)	300,000	268,245
1.45%, 03/20/26 (a)	350,000	313,540
2.63%, 08/15/26	400,000	367,524
4.13%, 03/16/27	450,000	433,309
3.00%, 03/22/27 (a)	150,000	138,482
2.10%, 03/22/28 (a)	500,000	431,935
4.33%, 09/21/28	800,000	766,456
3.88%, 02/08/29 (a)	200,000	186,440
4.02%, 12/03/29 (a)	700,000	646,835
3.15%, 03/22/30 (a)	250,000	219,047
1.50%, 09/18/30 (a)	250,000	193,720
1.68%, 10/30/30 (a)	117,000	90,452
7.75%, 12/01/30	52,000	59,841
1.75%, 01/20/31 (a)	400,000	308,904
2.55%, 03/21/31 (a)	800,000	654,288
2.36%, 03/15/32 (a)	813,000	639,465
4.50%, 08/10/33	400,000	371,996
4.40%, 11/01/34 (a)	330,000	300,346
4.27%, 01/15/36	305,000	269,358
5.25%, 03/16/37	200,000	195,502
4.81%, 03/15/39	200,000	183,598
2.65%, 11/20/40 (a)	500,000	338,895
3.40%, 03/22/41 (a)	650,000	490,906
2.85%, 09/03/41 (a)	250,000	173,560
3.85%, 11/01/42 (a)	200,000	159,716
6.55%, 09/15/43	100,000	109,150
4.13%, 08/15/46	200,000	163,400
4.86%, 08/21/46	400,000	362,076
4.52%, 09/15/48	250,000	214,495
5.01%, 04/15/49	150,000	137,618
4.00%, 03/22/50 (a)	250,000	198,057
2.88%, 11/20/50 (a)	500,000	315,590
3.55%, 03/22/51 (a)	825,000	596,186
3.88%, 03/01/52 (a)	150,000	114,927
5.01%, 08/21/54	100,000	92,733
4.67%, 03/15/55	100,000	86,907
2.99%, 10/30/56 (a)	550,000	337,122
3.00%, 11/20/60 (a)	350,000	211,232
3.70%, 03/22/61 (a)	650,000	457,840
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	87,323
2.90%, 01/15/27 (a)	150,000	135,731
3.38%, 02/15/28 (a)	250,000	225,000
4.20%, 06/01/29 (a)	100,000	89,921
7.88%, 07/30/30	50,000	54,075
See financial notes
38Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/15/31 (a)	300,000	268,650
4.20%, 05/19/32 (a)	150,000	123,677
6.88%, 04/30/36	150,000	149,233
5.90%, 10/15/40 (a)	100,000	88,866
4.38%, 03/15/43	250,000	173,910
5.85%, 09/01/43 (a)	250,000	210,517
5.25%, 04/01/44 (a)	100,000	77,256
4.90%, 08/15/44 (a)	95,000	70,204
4.60%, 01/15/45 (a)	130,000	93,539
4.95%, 05/19/50 (a)	200,000	148,328
Vodafone Group PLC
4.13%, 05/30/25	250,000	243,437
7.88%, 02/15/30	150,000	170,761
6.15%, 02/27/37	300,000	310,818
5.00%, 05/30/38	200,000	187,552
4.38%, 02/19/43	250,000	204,720
5.25%, 05/30/48	300,000	277,338
4.88%, 06/19/49	350,000	303,821
4.25%, 09/17/50	250,000	196,557
5.13%, 06/19/59	100,000	88,337
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	193,134
3.38%, 07/08/30 (a)	200,000	161,350
WPP Finance 2010
3.75%, 09/19/24	100,000	96,989
		88,356,156
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	84,933
3.90%, 04/15/30 (a)	100,000	88,514
3.50%, 03/15/32 (a)	50,000	41,092
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	193,724
3.40%, 12/06/27 (a)	500,000	459,585
2.13%, 02/09/31 (a)	200,000	159,730
4.00%, 12/06/37 (a)	200,000	165,570
2.70%, 02/09/41 (a)	250,000	164,860
4.20%, 12/06/47 (a)	200,000	157,242
3.15%, 02/09/51 (a)	300,000	192,885
4.40%, 12/06/57 (a)	200,000	156,546
3.25%, 02/09/61 (a)	200,000	123,702
Amazon.com, Inc.
0.45%, 05/12/24	300,000	284,034
2.80%, 08/22/24 (a)	400,000	387,296
4.70%, 11/29/24	250,000	248,715
3.80%, 12/05/24 (a)	195,000	190,956
3.00%, 04/13/25	250,000	240,742
0.80%, 06/03/25 (a)	250,000	228,147
4.60%, 12/01/25	250,000	248,265
5.20%, 12/03/25 (a)	200,000	201,430
1.00%, 05/12/26 (a)	500,000	442,840
3.30%, 04/13/27 (a)	400,000	378,144
1.20%, 06/03/27 (a)	200,000	172,808
3.15%, 08/22/27 (a)	600,000	560,718
4.55%, 12/01/27 (a)	350,000	346,311
1.65%, 05/12/28 (a)	400,000	343,660
3.45%, 04/13/29 (a)	250,000	232,532
4.65%, 12/01/29 (a)	300,000	295,848
1.50%, 06/03/30 (a)	400,000	321,460
2.10%, 05/12/31 (a)	525,000	432,028
3.60%, 04/13/32 (a)	500,000	458,055
4.70%, 12/01/32 (a)	400,000	395,624
4.80%, 12/05/34 (a)	150,000	150,114
3.88%, 08/22/37 (a)	500,000	442,085
2.88%, 05/12/41 (a)	200,000	149,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 12/05/44 (a)	280,000	274,781
4.05%, 08/22/47 (a)	600,000	518,592
2.50%, 06/03/50 (a)	400,000	256,304
3.10%, 05/12/51 (a)	600,000	430,674
3.95%, 04/13/52 (a)	450,000	378,540
4.25%, 08/22/57 (a)	400,000	346,320
2.70%, 06/03/60 (a)	400,000	246,100
3.25%, 05/12/61 (a)	300,000	208,158
4.10%, 04/13/62 (a)	200,000	165,644
American Honda Finance Corp.
0.75%, 08/09/24	200,000	187,698
2.15%, 09/10/24	250,000	238,662
1.50%, 01/13/25	250,000	233,980
1.20%, 07/08/25	250,000	228,050
1.00%, 09/10/25	250,000	225,815
2.30%, 09/09/26	200,000	182,418
2.35%, 01/08/27	50,000	45,539
3.50%, 02/15/28	100,000	93,633
2.00%, 03/24/28	250,000	216,392
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	94,804
3.25%, 03/01/32 (a)	200,000	166,996
5.40%, 03/15/49 (a)	100,000	87,144
3.10%, 12/01/51 (a)	250,000	151,130
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/52 (a)	200,000	146,664
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	144,690
4.75%, 06/01/30 (a)	100,000	93,488
2.40%, 08/01/31 (a)	100,000	74,980
3.85%, 03/01/32 (a)	150,000	125,864
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	191,500
3.75%, 04/18/29 (a)	150,000	137,819
4.00%, 04/15/30 (a)	150,000	138,084
1.65%, 01/15/31 (a)	150,000	115,752
4.75%, 08/01/32 (a)	150,000	143,318
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	95,893
1.95%, 10/01/30 (a)	150,000	118,070
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,124
3.88%, 08/15/30 (a)	150,000	131,552
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	100,000	96,876
3.60%, 06/01/26 (a)	150,000	143,028
4.63%, 04/13/30 (a)	350,000	339,997
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	95,987
2.65%, 07/01/27 (a)	200,000	179,794
4.38%, 03/15/45 (a)	100,000	77,982
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	97,940
2.50%, 04/01/31 (a)	100,000	81,327
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	87,122
3.70%, 01/15/31 (a)	100,000	86,374
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	194,314
3.00%, 05/18/27 (a)	300,000	282,492
1.38%, 06/20/27 (a)	250,000	218,700
1.60%, 04/20/30 (a)	100,000	81,719
1.75%, 04/20/32 (a)	200,000	157,934
See financial notes
Schwab Taxable Bond Funds | Semiannual Report39

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	135,509
1.50%, 09/01/30 (a)	250,000	198,495
4.88%, 10/01/43 (a)	50,000	48,167
2.60%, 09/01/50 (a)	150,000	94,754
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	175,000	162,640
1.40%, 10/15/27 (a)	150,000	125,706
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	433,261
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	95,523
4.55%, 02/15/48 (a)	50,000	41,194
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	79,060
4.10%, 01/15/52 (a)	200,000	132,714
Dollar General Corp.
4.25%, 09/20/24	200,000	196,588
3.88%, 04/15/27 (a)	200,000	190,422
4.13%, 05/01/28 (a)	100,000	95,241
3.50%, 04/03/30 (a)	200,000	179,130
5.00%, 11/01/32 (a)	150,000	145,389
4.13%, 04/03/50 (a)	100,000	79,590
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	145,814
4.20%, 05/15/28 (a)	250,000	238,172
2.65%, 12/01/31 (a)	100,000	80,600
3.38%, 12/01/51 (a)	100,000	67,087
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,234
1.90%, 03/11/25 (a)	150,000	140,277
5.90%, 11/22/25 (a)	100,000	101,812
1.40%, 05/10/26 (a)	100,000	88,872
3.60%, 06/05/27 (a)	150,000	141,504
2.70%, 03/11/30 (a)	100,000	84,998
2.60%, 05/10/31 (a)	150,000	123,339
6.30%, 11/22/32 (a)	150,000	158,517
4.00%, 07/15/42 (a)	150,000	119,247
3.65%, 05/10/51 (a)	200,000	144,040
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	197,376
3.80%, 02/15/28 (a)	200,000	183,844
3.25%, 02/15/30 (a)	200,000	168,904
2.95%, 03/15/31 (a)	150,000	120,839
General Motors Co.
6.13%, 10/01/25 (a)	250,000	252,805
4.20%, 10/01/27 (a)	150,000	141,864
6.80%, 10/01/27 (a)	300,000	313,341
5.00%, 10/01/28 (a)	250,000	242,270
5.40%, 10/15/29 (a)	200,000	192,550
5.60%, 10/15/32 (a)	200,000	190,378
5.00%, 04/01/35	100,000	88,858
6.60%, 04/01/36 (a)	300,000	300,252
5.15%, 04/01/38 (a)	250,000	216,390
6.25%, 10/02/43	250,000	235,810
5.20%, 04/01/45	250,000	206,637
6.75%, 04/01/46 (a)	100,000	98,712
5.40%, 04/01/48 (a)	75,000	62,616
5.95%, 04/01/49 (a)	200,000	180,066
General Motors Financial Co., Inc.
1.05%, 03/08/24	150,000	143,283
3.95%, 04/13/24 (a)	150,000	147,152
1.20%, 10/15/24	150,000	139,488
3.50%, 11/07/24 (a)	150,000	144,831
4.00%, 01/15/25 (a)	100,000	97,011
2.90%, 02/26/25 (a)	200,000	189,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 04/07/25	250,000	240,600
4.35%, 04/09/25 (a)	150,000	145,698
2.75%, 06/20/25 (a)	250,000	234,575
4.30%, 07/13/25 (a)	200,000	194,310
6.05%, 10/10/25	250,000	252,147
1.25%, 01/08/26 (a)	200,000	176,930
5.25%, 03/01/26 (a)	250,000	247,200
1.50%, 06/10/26 (a)	250,000	218,427
4.35%, 01/17/27 (a)	200,000	191,096
2.35%, 02/26/27 (a)	150,000	132,693
5.00%, 04/09/27 (a)	300,000	292,851
2.70%, 08/20/27 (a)	200,000	176,438
3.85%, 01/05/28 (a)	150,000	137,307
2.40%, 10/15/28 (a)	250,000	209,445
5.65%, 01/17/29 (a)	100,000	98,090
4.30%, 04/06/29 (a)	250,000	228,030
3.60%, 06/21/30 (a)	300,000	257,421
2.35%, 01/08/31 (a)	200,000	153,836
2.70%, 06/10/31 (a)	200,000	156,662
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	96,691
2.75%, 02/01/32 (a)	150,000	121,236
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	98,131
5.38%, 04/15/26 (a)	150,000	146,447
5.75%, 06/01/28 (a)	100,000	98,160
5.30%, 01/15/29 (a)	100,000	94,786
4.00%, 01/15/30 (a)	100,000	87,907
4.00%, 01/15/31 (a)	400,000	344,232
3.25%, 01/15/32 (a)	100,000	79,553
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,369
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	72,687
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	183,726
2.97%, 03/10/32 (a)	150,000	130,353
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	100,000	99,477
4.38%, 09/15/28 (a)	150,000	142,187
6.00%, 04/23/30 (a)	150,000	150,871
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	154,948
Lear Corp.
3.80%, 09/15/27 (a)	50,000	46,778
4.25%, 05/15/29 (a)	50,000	45,827
3.50%, 05/30/30 (a)	50,000	42,809
2.60%, 01/15/32 (a)	100,000	76,105
5.25%, 05/15/49 (a)	100,000	84,675
3.55%, 01/15/52 (a)	100,000	62,763
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	343,192
4.75%, 11/29/27 (a)	250,000	239,777
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	100,000	96,732
4.40%, 09/08/25	200,000	196,602
3.38%, 09/15/25 (a)	274,000	261,769
2.50%, 04/15/26 (a)	200,000	185,050
3.35%, 04/01/27 (a)	200,000	187,258
3.10%, 05/03/27 (a)	250,000	232,307
1.30%, 04/15/28 (a)	250,000	207,097
3.65%, 04/05/29 (a)	300,000	274,383
4.50%, 04/15/30 (a)	200,000	190,704
1.70%, 10/15/30 (a)	250,000	195,217
2.63%, 04/01/31 (a)	350,000	288,438
3.75%, 04/01/32 (a)	300,000	265,815
See financial notes
40Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/15/33 (a)	200,000	192,674
5.00%, 04/15/40 (a)	100,000	91,695
2.80%, 09/15/41 (a)	200,000	135,612
4.65%, 04/15/42 (a)	95,000	82,869
4.38%, 09/15/45 (a)	100,000	82,070
3.70%, 04/15/46 (a)	150,000	111,126
4.05%, 05/03/47 (a)	250,000	195,402
4.55%, 04/05/49 (a)	100,000	82,810
5.13%, 04/15/50 (a)	100,000	91,243
3.00%, 10/15/50 (a)	200,000	127,312
3.50%, 04/01/51 (a)	50,000	35,175
4.25%, 04/01/52 (a)	300,000	236,598
5.63%, 04/15/53 (a)	250,000	240,330
4.45%, 04/01/62 (a)	250,000	195,775
5.80%, 09/15/62 (a)	200,000	193,406
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	195,318
2.45%, 06/15/30 (a)	200,000	166,376
Marriott International, Inc.
3.75%, 03/15/25 (a)	130,000	125,598
5.75%, 05/01/25 (a)	300,000	302,853
3.13%, 06/15/26 (a)	150,000	140,280
5.00%, 10/15/27 (a)	150,000	148,368
4.00%, 04/15/28 (a)	100,000	94,030
4.63%, 06/15/30 (a)	200,000	188,926
3.50%, 10/15/32 (a)	350,000	296,614
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	144,384
3.30%, 07/01/25 (a)	100,000	96,237
1.45%, 09/01/25 (a)	150,000	137,171
3.70%, 01/30/26 (a)	330,000	318,480
3.50%, 03/01/27 (a)	200,000	188,974
3.50%, 07/01/27 (a)	200,000	188,726
3.80%, 04/01/28 (a)	250,000	237,090
2.63%, 09/01/29 (a)	100,000	86,999
2.13%, 03/01/30 (a)	150,000	124,376
3.60%, 07/01/30 (a)	150,000	136,841
4.60%, 09/09/32 (a)	150,000	144,786
4.70%, 12/09/35 (a)	100,000	94,688
6.30%, 10/15/37	200,000	217,862
6.30%, 03/01/38	200,000	216,188
4.88%, 07/15/40	100,000	94,504
3.70%, 02/15/42	100,000	79,566
4.60%, 05/26/45 (a)	100,000	88,989
4.88%, 12/09/45 (a)	320,000	291,866
4.45%, 03/01/47 (a)	100,000	86,646
4.45%, 09/01/48 (a)	200,000	174,580
3.63%, 09/01/49 (a)	300,000	226,254
4.20%, 04/01/50 (a)	100,000	83,232
5.15%, 09/09/52 (a)	150,000	144,114
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	111,128
6.00%, 01/15/43 (a)	150,000	127,257
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	143,162
2.38%, 11/01/26 (a)	100,000	92,094
2.75%, 03/27/27 (a)	350,000	324,810
2.85%, 03/27/30 (a)	350,000	311,468
3.25%, 03/27/40 (a)	300,000	242,049
3.38%, 11/01/46 (a)	230,000	177,873
3.38%, 03/27/50 (a)(h)	200,000	156,186
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	170,874
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	140,850
4.35%, 06/01/28 (a)	200,000	192,804
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/30 (a)	100,000	93,779
1.75%, 03/15/31 (a)	150,000	116,831
4.70%, 06/15/32 (a)	150,000	143,148
PACCAR Financial Corp.
0.50%, 08/09/24	250,000	233,720
1.80%, 02/06/25	200,000	187,888
3.55%, 08/11/25	200,000	193,546
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	149,415
7.88%, 06/15/32	200,000	223,740
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	244,372
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	131,286
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	218,930
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	290,985
2.45%, 06/15/26 (a)	150,000	138,372
2.00%, 03/12/27 (a)	200,000	177,994
4.00%, 11/15/28 (a)	150,000	142,313
3.55%, 08/15/29 (a)	200,000	182,976
2.25%, 03/12/30 (a)	100,000	82,952
2.55%, 11/15/30 (a)	195,000	162,833
3.00%, 02/14/32 (a)	200,000	170,178
3.75%, 12/01/47 (a)	150,000	115,127
4.50%, 11/15/48 (a)	150,000	129,252
4.45%, 08/15/49 (a)	150,000	128,063
3.35%, 03/12/50 (a)	100,000	71,378
3.50%, 11/15/50 (a)	200,000	145,666
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	146,489
4.13%, 07/15/27 (a)	100,000	94,590
Target Corp.
3.50%, 07/01/24	263,000	257,243
2.25%, 04/15/25 (a)	300,000	283,542
2.50%, 04/15/26	200,000	187,310
3.38%, 04/15/29 (a)	150,000	138,468
2.35%, 02/15/30 (a)	250,000	212,202
2.65%, 09/15/30 (a)	350,000	300,212
4.50%, 09/15/32 (a)	200,000	192,198
4.00%, 07/01/42	75,000	66,030
3.90%, 11/15/47 (a)	300,000	246,948
2.95%, 01/15/52 (a)	200,000	136,548
4.80%, 01/15/53 (a)	200,000	187,000
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	65,196
The Home Depot, Inc.
3.35%, 09/15/25 (a)	200,000	192,336
4.00%, 09/15/25 (a)	150,000	147,558
3.00%, 04/01/26 (a)	150,000	141,654
2.13%, 09/15/26 (a)	200,000	182,106
2.50%, 04/15/27 (a)	200,000	182,884
2.80%, 09/14/27 (a)	150,000	138,054
3.90%, 12/06/28 (a)	300,000	287,556
2.95%, 06/15/29 (a)	350,000	312,697
2.70%, 04/15/30 (a)	200,000	173,556
1.38%, 03/15/31 (a)	250,000	192,530
1.88%, 09/15/31 (a)	250,000	198,162
3.25%, 04/15/32 (a)	250,000	219,282
4.50%, 09/15/32 (a)	200,000	192,926
5.88%, 12/16/36	605,000	647,519
3.30%, 04/15/40 (a)	200,000	159,682
5.40%, 09/15/40 (a)	100,000	101,658
5.95%, 04/01/41 (a)	200,000	214,782
4.20%, 04/01/43 (a)	230,000	201,703
See financial notes
Schwab Taxable Bond Funds | Semiannual Report41

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/15/44 (a)	195,000	187,108
4.40%, 03/15/45 (a)	150,000	133,248
4.25%, 04/01/46 (a)	250,000	216,645
3.90%, 06/15/47 (a)	200,000	165,666
4.50%, 12/06/48 (a)	300,000	269,937
3.13%, 12/15/49 (a)	200,000	141,882
3.35%, 04/15/50 (a)	250,000	185,890
2.38%, 03/15/51 (a)	250,000	150,145
2.75%, 09/15/51 (a)	150,000	97,956
3.63%, 04/15/52 (a)	300,000	231,021
4.95%, 09/15/52 (a)	150,000	144,377
3.50%, 09/15/56 (a)	150,000	112,616
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	98,460
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	182,752
1.15%, 05/15/28 (a)	150,000	125,736
3.88%, 04/15/30 (a)	100,000	94,150
1.60%, 05/15/31 (a)	100,000	78,786
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	185,180
Toyota Motor Corp.
0.68%, 03/25/24 (a)	250,000	238,345
2.36%, 07/02/24	100,000	96,285
1.34%, 03/25/26 (a)	200,000	179,584
3.67%, 07/20/28	150,000	142,707
Toyota Motor Credit Corp.
2.50%, 03/22/24	250,000	242,935
2.90%, 04/17/24	200,000	194,862
0.50%, 06/18/24	100,000	94,163
0.63%, 09/13/24	200,000	186,800
2.00%, 10/07/24	100,000	95,201
4.80%, 01/10/25	200,000	198,976
1.45%, 01/13/25	150,000	140,421
1.80%, 02/13/25	400,000	375,188
3.00%, 04/01/25	300,000	287,280
3.95%, 06/30/25	250,000	244,030
0.80%, 10/16/25	250,000	224,277
5.40%, 11/10/25	200,000	202,046
0.80%, 01/09/26	150,000	133,719
1.13%, 06/18/26	250,000	220,867
3.20%, 01/11/27	150,000	141,084
3.05%, 03/22/27	300,000	279,396
1.15%, 08/13/27	200,000	170,350
4.55%, 09/20/27	200,000	196,948
4.63%, 01/12/28	150,000	148,121
1.90%, 04/06/28	150,000	130,353
3.65%, 01/08/29	150,000	141,036
4.45%, 06/29/29	200,000	195,860
2.15%, 02/13/30	100,000	85,208
3.38%, 04/01/30	200,000	183,312
1.90%, 09/12/31	300,000	240,414
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	96,425
VF Corp.
2.40%, 04/23/25 (a)	250,000	234,437
2.95%, 04/23/30 (a)	200,000	165,254
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	236,045
4.95%, 02/15/30 (a)	200,000	187,686
5.13%, 05/15/32 (a)	200,000	185,680
5.63%, 05/15/52 (a)	150,000	133,751
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	230,000	223,604
3.45%, 06/01/26 (a)	300,000	281,400
3.20%, 04/15/30 (a)	100,000	84,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 11/18/44 (a)	250,000	207,217
4.10%, 04/15/50 (a)	150,000	109,041
Walmart, Inc.
2.85%, 07/08/24 (a)	250,000	242,850
2.65%, 12/15/24 (a)	200,000	193,058
3.55%, 06/26/25 (a)	250,000	243,980
3.90%, 09/09/25	300,000	294,051
3.05%, 07/08/26 (a)	200,000	189,858
1.05%, 09/17/26 (a)	200,000	175,728
3.95%, 09/09/27 (a)	200,000	194,988
3.70%, 06/26/28 (a)	300,000	287,142
1.50%, 09/22/28 (a)	200,000	170,110
2.38%, 09/24/29 (a)	100,000	87,006
7.55%, 02/15/30	200,000	235,804
1.80%, 09/22/31 (a)	250,000	201,837
4.15%, 09/09/32 (a)	200,000	192,890
5.25%, 09/01/35	250,000	263,107
6.50%, 08/15/37	150,000	176,296
6.20%, 04/15/38	100,000	112,773
3.95%, 06/28/38 (a)	100,000	90,834
5.63%, 04/01/40	100,000	107,742
5.00%, 10/25/40	150,000	150,587
5.63%, 04/15/41	100,000	108,459
4.30%, 04/22/44 (a)	100,000	92,786
3.63%, 12/15/47 (a)	50,000	41,193
4.05%, 06/29/48 (a)	500,000	441,105
2.95%, 09/24/49 (a)	150,000	109,148
2.65%, 09/22/51 (a)	250,000	169,912
4.50%, 09/09/52 (a)	200,000	188,816
		71,017,270
Consumer Non-Cyclical 3.6%
Abbott Laboratories
2.95%, 03/15/25 (a)	250,000	240,285
3.75%, 11/30/26 (a)	400,000	387,012
1.15%, 01/30/28 (a)	50,000	42,436
1.40%, 06/30/30 (a)	150,000	120,290
4.75%, 11/30/36 (a)	350,000	348,712
6.15%, 11/30/37	150,000	167,679
5.30%, 05/27/40	100,000	103,247
4.75%, 04/15/43 (a)	150,000	145,371
4.90%, 11/30/46 (a)	576,000	567,527
AbbVie, Inc.
3.85%, 06/15/24 (a)	150,000	147,211
2.60%, 11/21/24 (a)	675,000	644,078
3.80%, 03/15/25 (a)	400,000	388,112
3.60%, 05/14/25 (a)	600,000	577,470
3.20%, 05/14/26 (a)	350,000	329,119
2.95%, 11/21/26 (a)	700,000	646,030
4.25%, 11/14/28 (a)	300,000	287,040
3.20%, 11/21/29 (a)	1,000,000	884,440
4.55%, 03/15/35 (a)	350,000	325,920
4.50%, 05/14/35 (a)	400,000	371,560
4.30%, 05/14/36 (a)	250,000	224,760
4.05%, 11/21/39 (a)	700,000	592,585
4.63%, 10/01/42 (a)	100,000	88,705
4.40%, 11/06/42	450,000	390,780
4.85%, 06/15/44 (a)	100,000	91,051
4.75%, 03/15/45 (a)	111,000	99,528
4.70%, 05/14/45 (a)	450,000	399,339
4.45%, 05/14/46 (a)	350,000	300,226
4.88%, 11/14/48 (a)	300,000	275,052
4.25%, 11/21/49 (a)	1,000,000	833,430
Adventist Health System
3.63%, 03/01/49 (a)	100,000	72,721
See financial notes
42Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	46,851
4.27%, 08/15/48 (a)	150,000	131,123
3.39%, 10/15/49 (a)	100,000	74,394
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	129,720
2.10%, 06/04/30 (a)	100,000	81,135
2.30%, 03/12/31 (a)	200,000	162,884
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	79,139
AHS Hospital Corp.
5.02%, 07/01/45	50,000	49,248
2.78%, 07/01/51 (a)	100,000	65,069
Allina Health System
3.89%, 04/15/49	100,000	81,554
Altria Group, Inc.
2.35%, 05/06/25 (a)	170,000	159,514
4.40%, 02/14/26 (a)	200,000	195,886
2.63%, 09/16/26 (a)	100,000	91,866
4.80%, 02/14/29 (a)	300,000	287,907
3.40%, 05/06/30 (a)	150,000	129,372
2.45%, 02/04/32 (a)	300,000	226,698
5.80%, 02/14/39 (a)	375,000	345,694
3.40%, 02/04/41 (a)	300,000	201,336
4.25%, 08/09/42	200,000	150,060
4.50%, 05/02/43	100,000	76,334
5.38%, 01/31/44	145,000	126,476
3.88%, 09/16/46 (a)	200,000	133,838
5.95%, 02/14/49 (a)	400,000	358,392
4.45%, 05/06/50 (a)	100,000	70,956
3.70%, 02/04/51 (a)	250,000	158,895
4.00%, 02/04/61 (a)	200,000	132,398
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	97,578
3.25%, 03/01/25 (a)	100,000	95,862
3.45%, 12/15/27 (a)	100,000	93,132
2.80%, 05/15/30 (a)	100,000	85,332
2.70%, 03/15/31 (a)	200,000	166,346
4.25%, 03/01/45 (a)	100,000	83,771
4.30%, 12/15/47 (a)	100,000	84,059
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	244,605
1.90%, 02/21/25 (a)	100,000	93,570
5.25%, 03/02/25	500,000	499,090
3.13%, 05/01/25 (a)	250,000	238,960
2.60%, 08/19/26 (a)	130,000	119,399
2.20%, 02/21/27 (a)	300,000	268,959
3.20%, 11/02/27 (a)	150,000	138,702
5.15%, 03/02/28 (a)	750,000	747,420
1.65%, 08/15/28 (a)	300,000	251,382
4.05%, 08/18/29 (a)	300,000	279,834
2.45%, 02/21/30 (a)	200,000	168,190
5.25%, 03/02/30 (a)	500,000	497,735
2.30%, 02/25/31 (a)	175,000	141,988
2.00%, 01/15/32 (a)	300,000	232,470
3.35%, 02/22/32 (a)	200,000	173,522
4.20%, 03/01/33 (a)	200,000	183,996
5.25%, 03/02/33 (a)	500,000	496,520
6.40%, 02/01/39	50,000	53,408
3.15%, 02/21/40 (a)	400,000	294,784
2.80%, 08/15/41 (a)	200,000	137,864
4.95%, 10/01/41	100,000	91,619
5.15%, 11/15/41 (a)	100,000	92,892
5.60%, 03/02/43 (a)	400,000	395,424
4.40%, 05/01/45 (a)	450,000	376,933
4.56%, 06/15/48 (a)	250,000	215,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/21/50 (a)	400,000	279,584
4.66%, 06/15/51 (a)	625,000	541,144
3.00%, 01/15/52 (a)	150,000	96,200
4.20%, 02/22/52 (a)	200,000	161,440
4.88%, 03/01/53 (a)	200,000	178,570
5.65%, 03/02/53 (a)	750,000	744,277
2.77%, 09/01/53 (a)	219,000	132,532
4.40%, 02/22/62 (a)	250,000	200,885
5.75%, 03/02/63 (a)	500,000	493,450
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	575,160
4.70%, 02/01/36 (a)	855,000	803,760
4.90%, 02/01/46 (a)	1,700,000	1,562,096
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	141,492
4.63%, 02/01/44	200,000	179,274
4.90%, 02/01/46 (a)	200,000	183,758
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	429,948
4.75%, 01/23/29 (a)	800,000	787,384
3.50%, 06/01/30 (a)	300,000	273,549
4.90%, 01/23/31 (a)	100,000	100,101
4.38%, 04/15/38 (a)	250,000	223,810
8.20%, 01/15/39	250,000	312,867
5.45%, 01/23/39 (a)	300,000	299,757
8.00%, 11/15/39	150,000	184,467
4.35%, 06/01/40 (a)	250,000	220,025
4.95%, 01/15/42	200,000	187,350
4.60%, 04/15/48 (a)	400,000	353,792
4.44%, 10/06/48 (a)	350,000	302,001
5.55%, 01/23/49 (a)	700,000	706,272
4.50%, 06/01/50 (a)	400,000	353,464
4.75%, 04/15/58 (a)	150,000	134,634
5.80%, 01/23/59 (a)	350,000	362,306
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	184,296
3.25%, 03/27/30 (a)	200,000	180,234
2.90%, 03/01/32 (a)	250,000	215,620
5.38%, 09/15/35	100,000	103,034
4.54%, 03/26/42	100,000	92,001
3.75%, 09/15/47 (a)	50,000	41,270
4.50%, 03/15/49 (a)	100,000	91,864
2.70%, 09/15/51 (a)	100,000	66,983
Ascension Health
2.53%, 11/15/29 (a)	150,000	128,984
3.11%, 11/15/39 (a)	100,000	78,404
3.95%, 11/15/46	250,000	211,752
4.85%, 11/15/53	100,000	99,437
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	300,000	283,959
1.20%, 05/28/26 (a)	250,000	221,447
1.75%, 05/28/28 (a)	250,000	214,340
2.25%, 05/28/31 (a)	150,000	124,955
AstraZeneca PLC
3.38%, 11/16/25	300,000	288,207
0.70%, 04/08/26 (a)	200,000	175,420
3.13%, 06/12/27 (a)	100,000	93,682
4.00%, 01/17/29 (a)	250,000	239,835
1.38%, 08/06/30 (a)	250,000	197,452
6.45%, 09/15/37	380,000	429,351
4.00%, 09/18/42	250,000	218,785
4.38%, 11/16/45	100,000	90,942
4.38%, 08/17/48 (a)	150,000	136,127
2.13%, 08/06/50 (a)	50,000	29,967
3.00%, 05/28/51 (a)	200,000	144,002
See financial notes
Schwab Taxable Bond Funds | Semiannual Report43

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banner Health
2.34%, 01/01/30 (a)	100,000	84,728
1.90%, 01/01/31 (a)	100,000	79,643
3.18%, 01/01/50 (a)	100,000	72,908
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	111,551
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	385,648
2.79%, 09/06/24 (a)	150,000	143,820
3.22%, 09/06/26 (a)	200,000	184,566
4.70%, 04/02/27 (a)	150,000	145,125
3.56%, 08/15/27 (a)	600,000	547,452
2.26%, 03/25/28 (a)	350,000	293,639
3.46%, 09/06/29 (a)	100,000	85,862
4.91%, 04/02/30 (a)	175,000	161,740
2.73%, 03/25/31 (a)	250,000	195,262
4.74%, 03/16/32 (a)	200,000	178,726
7.75%, 10/19/32 (a)	100,000	107,483
4.39%, 08/15/37 (a)	450,000	350,001
3.73%, 09/25/40 (a)	150,000	102,684
4.54%, 08/15/47 (a)	400,000	287,264
4.76%, 09/06/49 (a)	150,000	111,398
5.28%, 04/02/50 (a)	100,000	79,886
3.98%, 09/25/50 (a)	200,000	132,102
5.65%, 03/16/52 (a)	125,000	105,611
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	222,297
4.45%, 03/16/28 (a)	100,000	93,526
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	145,467
5.25%, 06/23/45 (a)	99,000	94,263
Baxter International, Inc.
1.32%, 11/29/24	100,000	93,186
2.60%, 08/15/26 (a)	129,000	117,479
1.92%, 02/01/27 (a)	300,000	261,396
2.27%, 12/01/28 (a)	250,000	209,487
3.95%, 04/01/30 (a)	100,000	89,913
1.73%, 04/01/31 (a)	150,000	111,761
2.54%, 02/01/32 (a)	250,000	194,070
3.50%, 08/15/46 (a)	85,000	59,276
3.13%, 12/01/51 (a)	150,000	91,355
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	82,381
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	79,331
4.19%, 11/15/45 (a)	100,000	87,204
2.84%, 11/15/50 (a)	200,000	136,152
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	186,172
3.73%, 12/15/24 (a)	102,000	99,167
3.70%, 06/06/27 (a)	298,000	281,473
2.82%, 05/20/30 (a)	200,000	171,356
1.96%, 02/11/31 (a)	200,000	157,608
4.69%, 12/15/44 (a)	250,000	222,437
4.67%, 06/06/47 (a)	200,000	176,038
3.79%, 05/20/50 (a)	150,000	116,030
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	290,478
2.25%, 05/01/30 (a)	300,000	243,192
3.15%, 05/01/50 (a)	300,000	199,104
3.25%, 02/15/51 (a)	292,000	197,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	93,029
3.70%, 03/15/32 (a)	150,000	131,004
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	79,294
3.21%, 06/01/50 (a)	100,000	70,612
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	186,066
2.65%, 06/01/30 (a)	150,000	128,432
6.75%, 11/15/35 (f)	100,000	110,222
4.55%, 03/01/39 (a)	150,000	135,935
4.70%, 03/01/49 (a)	150,000	136,391
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	300,000	290,847
3.88%, 08/15/25 (a)	91,000	87,925
0.75%, 11/13/25 (a)	150,000	134,550
3.20%, 06/15/26 (a)	350,000	331,520
3.25%, 02/27/27	150,000	141,999
1.13%, 11/13/27 (a)	250,000	212,520
3.90%, 02/20/28 (a)	300,000	287,682
3.40%, 07/26/29 (a)	500,000	458,940
1.45%, 11/13/30 (a)	150,000	118,419
2.95%, 03/15/32 (a)	350,000	302,435
4.13%, 06/15/39 (a)	200,000	178,958
2.35%, 11/13/40 (a)	150,000	102,732
3.55%, 03/15/42 (a)	250,000	203,150
3.25%, 08/01/42	100,000	76,978
4.63%, 05/15/44 (a)	150,000	139,290
5.00%, 08/15/45 (a)	100,000	97,600
4.35%, 11/15/47 (a)	250,000	220,872
4.55%, 02/20/48 (a)	250,000	227,725
4.25%, 10/26/49 (a)	700,000	605,045
2.55%, 11/13/50 (a)	200,000	127,052
3.70%, 03/15/52 (a)	350,000	276,874
3.90%, 03/15/62 (a)	200,000	156,722
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	132,296
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	93,273
2.40%, 08/18/31 (a)	150,000	110,492
5.10%, 04/01/52 (a)	75,000	54,854
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	91,224
3.25%, 08/15/26 (a)	150,000	139,783
3.75%, 09/25/27 (a)	150,000	141,084
2.75%, 05/14/31 (a)	150,000	123,549
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	97,485
3.30%, 03/19/25 (a)	150,000	144,219
4.15%, 03/15/28 (a)	150,000	143,197
4.80%, 03/15/48 (a)	100,000	89,289
3.13%, 04/24/50 (a)	200,000	135,890
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	200,000	193,770
3.75%, 09/15/25 (a)	130,000	124,972
3.41%, 06/15/27 (a)	250,000	233,172
4.50%, 11/15/44 (a)	100,000	83,092
4.90%, 09/15/45 (a)	80,000	69,358
4.37%, 06/15/47 (a)	100,000	80,535
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	35,804
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	93,734
Children's Hospital
2.93%, 07/15/50 (a)	100,000	66,187
See financial notes
44Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	89,875
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	93,347
5.60%, 11/15/32 (a)	100,000	103,814
3.95%, 08/01/47 (a)	100,000	80,775
5.00%, 06/15/52 (a)	100,000	95,419
Cigna Corp.
3.50%, 06/15/24 (a)	145,000	141,526
3.25%, 04/15/25 (a)	200,000	191,978
4.13%, 11/15/25 (a)	400,000	389,288
4.50%, 02/25/26 (a)	194,000	189,728
1.25%, 03/15/26 (a)	200,000	177,742
3.40%, 03/01/27 (a)	142,000	132,983
3.05%, 10/15/27 (a)	145,000	132,864
4.38%, 10/15/28 (a)	660,000	633,983
2.40%, 03/15/30 (a)	250,000	208,705
2.38%, 03/15/31 (a)	250,000	203,737
4.80%, 08/15/38 (a)	405,000	373,086
3.20%, 03/15/40 (a)	150,000	112,221
6.13%, 11/15/41	100,000	107,546
4.80%, 07/15/46 (a)	270,000	238,540
3.88%, 10/15/47 (a)	145,000	110,986
4.90%, 12/15/48 (a)	550,000	495,627
3.40%, 03/15/50 (a)	200,000	140,846
3.40%, 03/15/51 (a)	150,000	105,828
City of Hope
5.62%, 11/15/43	100,000	98,922
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	96,674
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	173,926
1.85%, 09/01/32 (a)	100,000	76,194
5.25%, 11/26/43	150,000	149,977
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	98,092
3.10%, 08/15/27 (a)	200,000	188,904
4.00%, 08/15/45	100,000	91,827
3.70%, 08/01/47 (a)	100,000	88,211
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,035
1.55%, 10/01/25 (a)	125,000	113,355
6.07%, 11/01/27 (a)	150,000	153,483
3.35%, 10/01/29 (a)	150,000	130,731
4.35%, 11/01/42	150,000	127,070
3.82%, 10/01/49 (a)	150,000	114,192
4.19%, 10/01/49 (a)	200,000	160,458
3.91%, 10/01/50 (a)	100,000	76,456
6.46%, 11/01/52 (a)	100,000	112,261
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	99,519
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	197,282
4.60%, 11/01/25 (a)	150,000	147,063
1.38%, 11/01/27 (a)	250,000	208,192
4.85%, 11/01/28 (a)	250,000	242,435
5.30%, 11/01/38 (a)	100,000	93,265
5.40%, 11/01/48 (a)	200,000	182,882
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	148,557
4.40%, 11/15/25 (a)	100,000	97,742
4.75%, 12/01/25	100,000	98,886
3.70%, 12/06/26 (a)	250,000	236,380
3.50%, 05/09/27 (a)	100,000	94,175
3.15%, 08/01/29 (a)	50,000	43,915
2.88%, 05/01/30 (a)	200,000	169,982
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/09/32 (a)	150,000	142,858
4.50%, 05/09/47 (a)	150,000	126,131
5.25%, 11/15/48 (a)	150,000	140,083
3.75%, 05/01/50 (a)	150,000	112,640
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	72,855
CVS Health Corp.
3.38%, 08/12/24 (a)	80,000	77,769
2.63%, 08/15/24 (a)	150,000	144,513
4.10%, 03/25/25 (a)	200,000	196,070
3.88%, 07/20/25 (a)	500,000	484,550
5.00%, 02/20/26 (a)	250,000	248,712
2.88%, 06/01/26 (a)	300,000	279,177
3.00%, 08/15/26 (a)	200,000	185,822
3.63%, 04/01/27 (a)	150,000	141,381
1.30%, 08/21/27 (a)	400,000	337,264
4.30%, 03/25/28 (a)	945,000	903,807
3.25%, 08/15/29 (a)	300,000	265,293
5.13%, 02/21/30 (a)	250,000	245,552
3.75%, 04/01/30 (a)	300,000	271,251
1.75%, 08/21/30 (a)	250,000	195,477
1.88%, 02/28/31 (a)	250,000	194,482
2.13%, 09/15/31 (a)	200,000	156,978
5.25%, 02/21/33 (a)	250,000	246,152
4.88%, 07/20/35 (a)	100,000	94,068
4.78%, 03/25/38 (a)	900,000	818,100
6.13%, 09/15/39	50,000	51,054
4.13%, 04/01/40 (a)	200,000	164,520
2.70%, 08/21/40 (a)	200,000	135,608
5.30%, 12/05/43 (a)	100,000	93,571
5.13%, 07/20/45 (a)	600,000	541,974
5.05%, 03/25/48 (a)	1,400,000	1,257,004
4.25%, 04/01/50 (a)	150,000	120,174
5.63%, 02/21/53 (a)	200,000	193,748
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	47,958
4.38%, 09/15/45 (a)	100,000	88,712
2.60%, 10/01/50 (a)	200,000	128,128
2.80%, 12/10/51 (a)	200,000	132,394
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	128,132
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	95,206
2.60%, 11/15/29 (a)	100,000	86,416
3.25%, 11/15/39 (a)	150,000	119,900
3.40%, 11/15/49 (a)	150,000	113,642
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	190,176
1.38%, 09/29/25 (a)	200,000	182,088
3.88%, 05/18/28 (a)	200,000	191,060
2.38%, 10/24/29 (a)	200,000	169,590
2.00%, 04/29/30 (a)	250,000	205,782
2.13%, 04/29/32 (a)	200,000	159,426
5.50%, 01/24/33 (a)	200,000	207,690
3.88%, 04/29/43 (a)	100,000	83,946
Diageo Investment Corp.
4.25%, 05/11/42	150,000	136,403
Dignity Health
4.50%, 11/01/42	50,000	43,078
5.27%, 11/01/64	50,000	46,299
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	127,065
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	96,044
See financial notes
Schwab Taxable Bond Funds | Semiannual Report45

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	95,106
3.10%, 05/15/27 (a)	100,000	93,708
3.38%, 03/15/29 (a)	200,000	185,820
3.70%, 03/01/45 (a)	100,000	84,993
3.95%, 05/15/47 (a)	50,000	44,543
3.95%, 03/15/49 (a)	200,000	177,698
2.25%, 05/15/50 (a)	200,000	125,930
4.15%, 03/15/59 (a)	150,000	131,301
2.50%, 09/15/60 (a)	100,000	60,864
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	80,457
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	176,568
3.50%, 01/16/50 (a)	300,000	229,233
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,474
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (c)	200,000	199,594
5.60%, 11/15/25 (a)(c)	300,000	300,627
5.65%, 11/15/27 (a)(c)	300,000	304,233
5.86%, 03/15/30 (a)(c)	200,000	204,472
5.91%, 11/22/32 (a)(c)	300,000	310,140
6.38%, 11/22/52 (a)(c)	200,000	216,194
General Mills, Inc.
4.20%, 04/17/28 (a)	375,000	360,090
2.88%, 04/15/30 (a)	150,000	129,927
2.25%, 10/14/31 (a)	150,000	120,339
5.40%, 06/15/40	150,000	149,808
3.00%, 02/01/51 (a)	150,000	105,749
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	400,000	387,520
3.65%, 03/01/26 (a)	500,000	477,695
2.95%, 03/01/27 (a)	200,000	185,280
1.20%, 10/01/27 (a)	150,000	126,795
1.65%, 10/01/30 (a)	200,000	158,310
4.60%, 09/01/35 (a)	200,000	190,328
4.00%, 09/01/36 (a)	100,000	88,316
2.60%, 10/01/40 (a)	200,000	139,686
5.65%, 12/01/41 (a)	224,000	230,290
4.80%, 04/01/44 (a)	300,000	277,062
4.50%, 02/01/45 (a)	350,000	308,472
4.75%, 03/01/46 (a)	370,000	335,568
4.15%, 03/01/47 (a)	300,000	251,292
2.80%, 10/01/50 (a)	250,000	162,665
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	200,000	194,910
3.38%, 06/01/29 (a)	200,000	183,064
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	145,597
3.88%, 05/15/28	400,000	381,336
6.38%, 05/15/38	363,000	410,709
4.20%, 03/18/43	100,000	86,977
GSK Consumer Healthcare Capital US LLC
3.13%, 03/24/25	250,000	238,127
3.38%, 03/24/27 (a)	400,000	372,060
3.38%, 03/24/29 (a)	250,000	222,597
3.63%, 03/24/32 (a)	400,000	350,004
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	142,774
2.88%, 09/01/50 (a)	100,000	67,120
4.50%, 07/01/57 (a)	50,000	44,918
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	54,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	95,978
3.55%, 11/19/26 (a)	150,000	139,638
3.50%, 09/15/27 (a)	100,000	91,732
3.90%, 11/19/29 (a)	100,000	88,327
6.35%, 03/15/40	50,000	48,980
5.10%, 05/15/44 (a)	50,000	42,325
HCA, Inc.
5.00%, 03/15/24	200,000	198,740
5.38%, 02/01/25	500,000	495,390
5.25%, 04/15/25	300,000	297,150
5.88%, 02/15/26 (a)	250,000	250,060
5.25%, 06/15/26 (a)	250,000	246,505
5.38%, 09/01/26 (a)	200,000	197,120
4.50%, 02/15/27 (a)	200,000	191,706
3.13%, 03/15/27 (a)(c)	200,000	182,102
5.63%, 09/01/28 (a)	250,000	247,272
5.88%, 02/01/29 (a)	200,000	200,096
3.38%, 03/15/29 (a)(c)	100,000	87,670
4.13%, 06/15/29 (a)	350,000	318,867
3.50%, 09/01/30 (a)	500,000	430,165
2.38%, 07/15/31 (a)	200,000	155,798
3.63%, 03/15/32 (a)(c)	400,000	338,388
5.13%, 06/15/39 (a)	150,000	133,644
4.38%, 03/15/42 (a)(c)	100,000	80,296
5.50%, 06/15/47 (a)	200,000	180,310
5.25%, 06/15/49 (a)	350,000	303,002
3.50%, 07/15/51 (a)	150,000	98,081
4.63%, 03/15/52 (a)(c)	350,000	275,733
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	141,658
1.70%, 06/03/28 (a)	150,000	128,492
1.80%, 06/11/30 (a)	150,000	121,812
3.05%, 06/03/51 (a)	150,000	104,981
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	128,258
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,597
2.55%, 03/23/31 (a)	150,000	120,176
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	46,275
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	128,100
3.90%, 06/01/50 (a)	100,000	74,588
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	74,904
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	250,000	217,967
5.13%, 02/01/28 (a)(c)	200,000	190,734
5.50%, 01/15/30 (a)(c)	250,000	235,910
3.63%, 01/15/32 (a)(c)	200,000	160,508
3.00%, 05/15/32 (a)(c)	250,000	190,722
5.75%, 04/01/33 (a)(c)	300,000	280,689
4.38%, 02/02/52 (a)(c)	150,000	107,828
6.50%, 12/01/52 (a)(c)	300,000	285,216
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	96,071
0.55%, 09/01/25 (a)	150,000	135,770
2.45%, 03/01/26 (a)	200,000	187,434
2.95%, 03/03/27 (a)	200,000	188,478
0.95%, 09/01/27 (a)	400,000	342,836
2.90%, 01/15/28 (a)	200,000	186,068
1.30%, 09/01/30 (a)	400,000	321,684
4.38%, 12/05/33 (a)	150,000	148,332
3.55%, 03/01/36 (a)	200,000	177,182
3.63%, 03/03/37 (a)	200,000	176,864
See financial notes
46Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 08/15/37	200,000	222,452
3.40%, 01/15/38 (a)	150,000	127,805
5.85%, 07/15/38	200,000	222,708
2.10%, 09/01/40 (a)	250,000	171,902
4.50%, 09/01/40	150,000	144,388
3.70%, 03/01/46 (a)	230,000	194,286
3.75%, 03/03/47 (a)	200,000	170,522
3.50%, 01/15/48 (a)	150,000	123,848
2.25%, 09/01/50 (a)	200,000	127,278
2.45%, 09/01/60 (a)	250,000	153,657
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,035
2.81%, 06/01/41 (a)	250,000	183,700
4.88%, 04/01/42	150,000	147,025
4.15%, 05/01/47 (a)	250,000	219,842
3.27%, 11/01/49 (a)	150,000	111,858
3.00%, 06/01/51 (a)	250,000	174,377
Kellogg Co.
3.25%, 04/01/26	150,000	141,684
3.40%, 11/15/27 (a)	100,000	93,425
4.30%, 05/15/28 (a)	100,000	97,269
2.10%, 06/01/30 (a)	150,000	122,238
7.45%, 04/01/31	100,000	113,339
4.50%, 04/01/46	100,000	87,374
Keurig Dr Pepper, Inc.
0.75%, 03/15/24 (a)	100,000	95,164
4.42%, 05/25/25 (a)	150,000	147,118
2.55%, 09/15/26 (a)	100,000	91,492
4.60%, 05/25/28 (a)	300,000	291,369
3.95%, 04/15/29 (a)	175,000	162,050
3.20%, 05/01/30 (a)	200,000	174,292
2.25%, 03/15/31 (a)	100,000	80,325
4.05%, 04/15/32 (a)	200,000	181,070
4.50%, 11/15/45 (a)	150,000	128,580
4.42%, 12/15/46 (a)	50,000	41,680
3.80%, 05/01/50 (a)	150,000	112,652
4.50%, 04/15/52 (a)	200,000	167,776
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	141,906
1.05%, 09/15/27 (a)	50,000	42,513
3.95%, 11/01/28 (a)	200,000	192,172
3.20%, 04/25/29 (a)	100,000	91,250
3.10%, 03/26/30 (a)	250,000	224,520
2.00%, 11/02/31 (a)	150,000	121,274
3.20%, 07/30/46 (a)	100,000	74,280
3.90%, 05/04/47 (a)	100,000	83,724
2.88%, 02/07/50 (a)	100,000	70,773
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	38,291
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	165,640
5.00%, 03/15/42	95,000	86,702
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	418,990
3.88%, 05/15/27 (a)	250,000	237,770
3.75%, 04/01/30 (a)	50,000	45,738
4.25%, 03/01/31 (a)	200,000	187,388
6.50%, 02/09/40	250,000	263,910
5.00%, 06/04/42	200,000	182,020
5.20%, 07/15/45 (a)	250,000	231,237
4.38%, 06/01/46 (a)	450,000	368,509
4.88%, 10/01/49 (a)	250,000	220,237
5.50%, 06/01/50 (a)	200,000	192,050
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	96,855
2.30%, 12/01/24 (a)	100,000	94,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 02/01/25 (a)	150,000	144,777
3.60%, 09/01/27 (a)	150,000	142,254
2.95%, 12/01/29 (a)	100,000	85,844
2.70%, 06/01/31 (a)	150,000	124,904
4.70%, 02/01/45 (a)	150,000	128,565
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	81,391
4.12%, 07/01/55	100,000	83,766
3.34%, 07/01/60 (a)	100,000	70,256
Mayo Clinic
4.00%, 11/15/47	100,000	85,110
3.20%, 11/15/61 (a)	150,000	102,393
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,078
0.90%, 02/15/26 (a)	200,000	176,078
3.40%, 08/15/27 (a)	150,000	139,347
1.85%, 02/15/31 (a)	100,000	77,521
4.20%, 08/15/47 (a)	50,000	41,394
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	98,423
0.90%, 12/03/25 (a)	200,000	179,032
3.95%, 02/16/28 (a)	100,000	94,698
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	87,690
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	146,257
5.90%, 11/01/39	150,000	157,708
Medtronic, Inc.
4.38%, 03/15/35	400,000	379,640
4.63%, 03/15/45	325,000	303,625
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	99,477
4.20%, 07/01/55	190,000	163,637
Merck & Co., Inc.
2.75%, 02/10/25 (a)	380,000	364,618
0.75%, 02/24/26 (a)	250,000	221,387
1.70%, 06/10/27 (a)	300,000	265,074
1.90%, 12/10/28 (a)	200,000	171,600
3.40%, 03/07/29 (a)	350,000	325,234
1.45%, 06/24/30 (a)	250,000	200,162
2.15%, 12/10/31 (a)	400,000	326,468
6.55%, 09/15/37	100,000	114,087
3.90%, 03/07/39 (a)	200,000	175,216
2.35%, 06/24/40 (a)	100,000	69,691
3.60%, 09/15/42 (a)	100,000	81,720
4.15%, 05/18/43	200,000	178,876
3.70%, 02/10/45 (a)	400,000	329,932
4.00%, 03/07/49 (a)	300,000	256,704
2.45%, 06/24/50 (a)	250,000	159,297
2.75%, 12/10/51 (a)	400,000	267,672
2.90%, 12/10/61 (a)	250,000	160,540
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	323,809
5.00%, 05/01/42	200,000	179,854
4.20%, 07/15/46 (a)	330,000	257,826
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	161,481
2.63%, 03/17/27 (a)	150,000	137,048
2.75%, 04/13/30 (a)	150,000	128,960
1.50%, 02/04/31 (a)	150,000	115,637
3.00%, 03/17/32 (a)	150,000	126,894
1.88%, 10/15/32 (a)	150,000	114,258
2.63%, 09/04/50 (a)	150,000	94,994
See financial notes
Schwab Taxable Bond Funds | Semiannual Report47

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montefiore Obligated Group
4.29%, 09/01/50	100,000	62,277
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	78,683
3.39%, 07/01/50 (a)	150,000	105,047
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	60,580
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	140,493
5.40%, 11/29/43 (a)	100,000	81,048
5.20%, 04/15/48 (a)	100,000	76,655
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,132
4.26%, 11/01/47 (a)	150,000	123,671
3.81%, 11/01/49 (a)	100,000	75,714
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	75,650
3.17%, 11/01/51 (a)	100,000	70,620
Novartis Capital Corp.
3.40%, 05/06/24	350,000	342,870
1.75%, 02/14/25 (a)	250,000	234,855
3.00%, 11/20/25 (a)	250,000	238,025
2.00%, 02/14/27 (a)	200,000	181,094
3.10%, 05/17/27 (a)	200,000	188,112
2.20%, 08/14/30 (a)	250,000	211,467
3.70%, 09/21/42	100,000	84,758
4.40%, 05/06/44	350,000	325,276
4.00%, 11/20/45 (a)	225,000	196,794
2.75%, 08/14/50 (a)	200,000	139,220
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,999
NYU Langone Hospitals
4.78%, 07/01/44	100,000	92,785
4.37%, 07/01/47 (a)	100,000	87,696
3.38%, 07/01/55 (a)	150,000	105,885
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	121,904
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	41,843
3.33%, 10/01/50 (a)	100,000	72,142
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	44,867
4.79%, 11/15/48 (a)	75,000	68,176
3.22%, 11/15/50 (a)	100,000	68,655
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	284,463
2.75%, 04/30/25 (a)	150,000	143,299
3.50%, 07/17/25 (a)	150,000	145,309
2.85%, 02/24/26 (a)	100,000	94,560
2.38%, 10/06/26 (a)	250,000	230,790
2.63%, 03/19/27 (a)	150,000	138,831
3.00%, 10/15/27 (a)	250,000	232,827
7.00%, 03/01/29	150,000	168,931
2.63%, 07/29/29 (a)	250,000	221,035
2.75%, 03/19/30 (a)	350,000	308,759
1.63%, 05/01/30 (a)	200,000	162,574
1.40%, 02/25/31 (a)	200,000	157,148
1.95%, 10/21/31 (a)	250,000	201,502
3.90%, 07/18/32 (a)	200,000	188,246
3.50%, 03/19/40 (a)	50,000	41,518
2.63%, 10/21/41 (a)	150,000	110,252
3.60%, 08/13/42	150,000	126,488
4.45%, 04/14/46 (a)	200,000	190,584
3.45%, 10/06/46 (a)	150,000	121,791
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/02/47 (a)	100,000	89,079
3.38%, 07/29/49 (a)	150,000	119,718
2.88%, 10/15/49 (a)	150,000	108,302
3.63%, 03/19/50 (a)	200,000	165,088
2.75%, 10/21/51 (a)	150,000	104,561
4.20%, 07/18/52 (a)	100,000	90,959
3.88%, 03/19/60 (a)	200,000	169,148
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	139,655
1.90%, 09/15/28 (a)	100,000	83,290
3.30%, 09/15/29 (a)	150,000	129,648
2.55%, 03/15/31 (a)	100,000	80,414
2.25%, 09/15/31 (a)	150,000	116,399
Pfizer, Inc.
0.80%, 05/28/25 (a)	250,000	229,355
2.75%, 06/03/26	300,000	281,994
3.00%, 12/15/26	350,000	329,367
3.60%, 09/15/28 (a)	200,000	190,384
3.45%, 03/15/29 (a)	300,000	279,771
2.63%, 04/01/30 (a)	200,000	174,712
1.70%, 05/28/30 (a)	200,000	163,606
1.75%, 08/18/31 (a)	275,000	218,949
4.00%, 12/15/36	150,000	137,220
4.10%, 09/15/38 (a)	150,000	135,587
3.90%, 03/15/39 (a)	50,000	43,771
7.20%, 03/15/39	460,000	560,952
2.55%, 05/28/40 (a)	200,000	144,442
5.60%, 09/15/40	50,000	52,436
4.30%, 06/15/43	100,000	91,143
4.40%, 05/15/44	180,000	166,696
4.13%, 12/15/46	200,000	175,716
4.20%, 09/15/48 (a)	200,000	178,496
4.00%, 03/15/49 (a)	250,000	216,765
2.70%, 05/28/50 (a)	200,000	136,840
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	150,000	145,711
3.25%, 11/10/24	80,000	77,562
5.13%, 11/15/24	100,000	99,729
1.50%, 05/01/25 (a)	175,000	162,043
3.38%, 08/11/25 (a)	130,000	124,705
5.00%, 11/17/25	400,000	398,076
4.88%, 02/13/26	200,000	197,768
0.88%, 05/01/26 (a)	150,000	131,321
5.13%, 11/17/27 (a)	300,000	298,905
3.13%, 03/02/28 (a)	100,000	91,549
3.38%, 08/15/29 (a)	150,000	134,960
5.63%, 11/17/29 (a)	250,000	253,490
5.13%, 02/15/30 (a)	250,000	244,847
2.10%, 05/01/30 (a)	150,000	121,511
1.75%, 11/01/30 (a)	150,000	116,366
5.75%, 11/17/32 (a)	300,000	303,909
5.38%, 02/15/33 (a)	200,000	196,774
6.38%, 05/16/38	250,000	264,337
4.38%, 11/15/41	200,000	165,950
4.50%, 03/20/42	100,000	83,707
3.88%, 08/21/42	100,000	76,298
4.13%, 03/04/43	175,000	138,535
4.88%, 11/15/43	100,000	87,353
4.25%, 11/10/44	200,000	159,610
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	139,704
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	167,478
3.50%, 03/01/32 (a)	150,000	116,993
See financial notes
48Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	169,462
3.93%, 10/01/48 (a)	100,000	78,931
2.70%, 10/01/51 (a)	150,000	90,033
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	144,423
3.45%, 06/01/26 (a)	150,000	142,146
4.20%, 06/30/29 (a)	100,000	94,663
2.95%, 06/30/30 (a)	150,000	129,377
2.80%, 06/30/31 (a)	200,000	167,934
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	194,857
2.80%, 09/15/50 (a)	150,000	94,266
Reynolds American, Inc.
4.45%, 06/12/25 (a)	495,000	481,863
5.70%, 08/15/35 (a)	150,000	136,647
7.25%, 06/15/37	50,000	53,015
6.15%, 09/15/43	100,000	91,744
5.85%, 08/15/45 (a)	350,000	301,122
Royalty Pharma PLC
1.20%, 09/02/25 (a)	250,000	223,937
1.75%, 09/02/27 (a)	200,000	169,582
2.20%, 09/02/30 (a)	200,000	156,972
2.15%, 09/02/31 (a)	150,000	114,240
3.30%, 09/02/40 (a)	200,000	139,654
3.55%, 09/02/50 (a)	150,000	97,914
3.35%, 09/02/51 (a)	50,000	31,135
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	91,906
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	33,234
Sanofi
3.63%, 06/19/28 (a)	250,000	237,567
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	31,412
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	451,540
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	196,745
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	37,817
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	89,872
3.80%, 11/15/48 (a)	150,000	123,165
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	123,590
3.75%, 03/15/51 (a)	150,000	108,320
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	182,354
3.38%, 11/01/25 (a)	150,000	143,511
3.50%, 03/15/26 (a)	150,000	143,464
3.65%, 03/07/28 (a)	150,000	141,484
1.95%, 06/15/30 (a)	250,000	203,467
4.38%, 05/15/44 (a)	100,000	85,998
4.63%, 03/15/46 (a)	150,000	133,329
2.90%, 06/15/50 (a)	200,000	135,484
Sutter Health
1.32%, 08/15/25 (a)	100,000	90,507
2.29%, 08/15/30 (a)	100,000	82,778
3.16%, 08/15/40 (a)	100,000	75,785
4.09%, 08/15/48 (a)	65,000	53,726
3.36%, 08/15/50 (a)	150,000	108,051
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	96,339
3.30%, 07/15/26 (a)	150,000	141,009
3.25%, 07/15/27 (a)	150,000	138,785
2.40%, 02/15/30 (a)	100,000	83,409
5.95%, 04/01/30 (a)	200,000	207,510
2.45%, 12/14/31 (a)	150,000	120,579
6.60%, 04/01/40 (a)	75,000	80,372
4.85%, 10/01/45 (a)	100,000	87,747
4.50%, 04/01/46 (a)	150,000	125,792
4.45%, 03/15/48 (a)	100,000	82,779
3.30%, 02/15/50 (a)	100,000	68,899
6.60%, 04/01/50 (a)	150,000	164,896
3.15%, 12/14/51 (a)	150,000	98,702
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	250,000	246,860
2.05%, 03/31/30 (a)	500,000	408,130
3.03%, 07/09/40 (a)	200,000	147,162
3.18%, 07/09/50 (a)	450,000	308,623
3.38%, 07/09/60 (a)	200,000	134,288
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	119,002
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	87,719
2.59%, 02/01/50 (a)	80,000	51,177
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	65,588
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	89,792
The Clorox Co.
3.10%, 10/01/27 (a)	150,000	139,002
3.90%, 05/15/28 (a)	100,000	95,042
4.60%, 05/01/32 (a)	200,000	191,654
The Coca-Cola Co.
1.75%, 09/06/24	200,000	192,204
3.38%, 03/25/27	200,000	190,958
1.45%, 06/01/27	200,000	175,890
1.50%, 03/05/28	200,000	173,500
1.00%, 03/15/28	250,000	209,477
2.13%, 09/06/29	150,000	128,498
3.45%, 03/25/30	200,000	184,000
1.65%, 06/01/30	300,000	243,339
2.00%, 03/05/31	125,000	102,688
1.38%, 03/15/31	250,000	194,607
2.25%, 01/05/32	350,000	289,250
2.50%, 06/01/40	200,000	145,438
2.88%, 05/05/41	150,000	114,542
4.20%, 03/25/50	100,000	92,499
2.60%, 06/01/50	300,000	201,414
3.00%, 03/05/51	250,000	182,867
2.50%, 03/15/51	150,000	98,331
2.75%, 06/01/60	200,000	132,630
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	47,468
3.15%, 03/15/27 (a)	100,000	94,357
2.38%, 12/01/29 (a)	100,000	85,717
2.60%, 04/15/30 (a)	150,000	130,407
1.95%, 03/15/31 (a)	150,000	121,974
6.00%, 05/15/37	90,000	97,592
4.15%, 03/15/47 (a)	100,000	87,469
3.13%, 12/01/49 (a)	150,000	109,725
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	95,260
0.90%, 06/01/25 (a)	150,000	137,109
2.45%, 11/15/29 (a)	100,000	87,016
See financial notes
Schwab Taxable Bond Funds | Semiannual Report49

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 11/15/49 (a)	100,000	74,682
2.65%, 06/01/50 (a)	100,000	67,456
The JM Smucker Co.
3.50%, 03/15/25	237,000	228,468
2.38%, 03/15/30 (a)	100,000	83,764
2.13%, 03/15/32 (a)	250,000	196,945
4.38%, 03/15/45	100,000	85,408
3.55%, 03/15/50 (a)	100,000	72,261
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	125,397
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	190,384
2.65%, 10/15/26 (a)	150,000	138,306
3.70%, 08/01/27 (a)	100,000	94,430
4.50%, 01/15/29 (a)	200,000	192,800
1.70%, 01/15/31 (a)	100,000	76,415
6.90%, 04/15/38	50,000	54,530
5.40%, 07/15/40 (a)	100,000	95,498
5.00%, 04/15/42 (a)	100,000	90,617
3.88%, 10/15/46 (a)	100,000	76,362
4.45%, 02/01/47 (a)	200,000	167,628
4.65%, 01/15/48 (a)	50,000	43,091
5.40%, 01/15/49 (a)	100,000	95,446
3.95%, 01/15/50 (a)	150,000	116,654
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	97,431
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	68,474
4.02%, 08/01/45	150,000	128,312
2.61%, 08/01/60 (a)	100,000	59,309
3.95%, 08/01/19 (a)	100,000	72,014
The Procter & Gamble Co.
0.55%, 10/29/25	125,000	112,519
2.70%, 02/02/26	150,000	141,847
1.00%, 04/23/26	250,000	222,737
2.45%, 11/03/26	241,000	222,645
1.90%, 02/01/27	200,000	182,096
2.80%, 03/25/27	100,000	93,300
2.85%, 08/11/27	150,000	139,768
3.95%, 01/26/28	100,000	97,707
3.00%, 03/25/30	300,000	271,734
1.20%, 10/29/30	150,000	118,349
1.95%, 04/23/31	150,000	125,214
2.30%, 02/01/32	200,000	168,976
5.55%, 03/05/37	150,000	163,854
3.55%, 03/25/40	100,000	86,045
3.50%, 10/25/47	100,000	82,723
3.60%, 03/25/50	175,000	148,235
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	468,720
1.75%, 10/15/28 (a)	100,000	84,518
2.60%, 10/01/29 (a)	150,000	129,906
2.00%, 10/15/31 (a)	250,000	199,882
4.95%, 11/21/32 (a)	150,000	149,652
2.80%, 10/15/41 (a)	250,000	180,980
5.30%, 02/01/44 (a)	45,000	45,569
4.10%, 08/15/47 (a)	150,000	131,769
Trinity Health Corp.
4.13%, 12/01/45	100,000	86,852
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	200,000	196,256
4.00%, 03/01/26 (a)	200,000	193,258
3.55%, 06/02/27 (a)	250,000	233,975
4.35%, 03/01/29 (a)	150,000	142,725
4.88%, 08/15/34 (a)	50,000	47,704
5.15%, 08/15/44 (a)	150,000	137,210
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/02/47 (a)	100,000	83,779
5.10%, 09/28/48 (a)	300,000	272,124
Unilever Capital Corp.
2.60%, 05/05/24 (a)	200,000	194,012
0.63%, 08/12/24 (a)	100,000	93,632
3.38%, 03/22/25 (a)	100,000	96,524
2.00%, 07/28/26	250,000	227,307
2.90%, 05/05/27 (a)	250,000	232,830
3.50%, 03/22/28 (a)	250,000	234,842
2.13%, 09/06/29 (a)	150,000	126,467
1.38%, 09/14/30 (a)	100,000	78,871
1.75%, 08/12/31 (a)	150,000	118,886
5.90%, 11/15/32	100,000	108,555
2.63%, 08/12/51 (a)	100,000	67,030
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	130,230
2.65%, 10/15/30 (a)	225,000	182,155
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	374,380
5.25%, 06/15/46 (a)	200,000	156,368
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	136,620
2.30%, 06/22/27 (a)	100,000	86,517
2.70%, 06/22/30 (a)	300,000	238,134
3.85%, 06/22/40 (a)	300,000	205,200
4.00%, 06/22/50 (a)	300,000	193,809
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,458
Whirlpool Corp.
3.70%, 05/01/25	100,000	96,475
4.75%, 02/26/29 (a)	100,000	95,727
2.40%, 05/15/31 (a)	100,000	79,611
4.50%, 06/01/46 (a)	100,000	78,946
4.60%, 05/15/50 (a)	100,000	81,483
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	97,790
Wyeth LLC
6.50%, 02/01/34	150,000	167,653
6.00%, 02/15/36	100,000	107,168
5.95%, 04/01/37	400,000	429,852
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	92,916
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	336,864
3.05%, 01/15/26 (a)	100,000	94,082
3.55%, 03/20/30 (a)	100,000	87,728
4.45%, 08/15/45 (a)	150,000	123,035
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	100,652
3.00%, 09/12/27 (a)	200,000	184,668
3.90%, 08/20/28 (a)	100,000	94,798
2.00%, 05/15/30 (a)	150,000	123,087
5.60%, 11/16/32 (a)	150,000	155,431
4.70%, 02/01/43 (a)	195,000	176,376
3.95%, 09/12/47 (a)	100,000	81,609
4.45%, 08/20/48 (a)	100,000	86,890
3.00%, 05/15/50 (a)	100,000	68,201
		157,037,067
Energy 1.6%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	184,776
3.14%, 11/07/29 (a)	100,000	88,412
4.49%, 05/01/30 (a)	150,000	142,425
4.08%, 12/15/47 (a)	250,000	197,860
See financial notes
50Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	188,910
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	344,739
4.80%, 05/03/29 (a)	100,000	94,984
3.40%, 02/15/31 (a)	100,000	85,165
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	97,848
3.41%, 02/11/26 (a)	150,000	143,346
3.12%, 05/04/26 (a)	200,000	189,016
3.02%, 01/16/27 (a)	100,000	93,021
3.54%, 04/06/27 (a)	100,000	94,663
3.59%, 04/14/27 (a)	200,000	189,340
3.94%, 09/21/28 (a)	150,000	142,877
4.23%, 11/06/28 (a)	350,000	337,890
3.63%, 04/06/30 (a)	300,000	275,025
1.75%, 08/10/30 (a)	200,000	160,388
2.72%, 01/12/32 (a)	350,000	293,433
3.06%, 06/17/41 (a)	300,000	222,396
3.00%, 02/24/50 (a)	400,000	272,520
2.77%, 11/10/50 (a)	250,000	161,425
2.94%, 06/04/51 (a)	300,000	199,827
3.00%, 03/17/52 (a)	250,000	168,097
3.38%, 02/08/61 (a)	400,000	276,512
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	326,375
3.72%, 11/28/28 (a)	150,000	141,446
Burlington Resources LLC
7.40%, 12/01/31	200,000	229,072
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,116
3.90%, 02/01/25 (a)	130,000	126,105
2.05%, 07/15/25 (a)	100,000	92,521
3.85%, 06/01/27 (a)	250,000	234,885
6.45%, 06/30/33	195,000	199,758
6.25%, 03/15/38	180,000	181,471
6.75%, 02/01/39	150,000	156,955
4.95%, 06/01/47 (a)	100,000	87,373
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	200,000	158,242
5.25%, 06/15/37 (a)	200,000	183,320
6.75%, 11/15/39	150,000	157,143
5.40%, 06/15/47 (a)	100,000	90,245
3.75%, 02/15/52 (a)	150,000	106,397
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	300,000	301,104
5.13%, 06/30/27 (a)	275,000	271,675
3.70%, 11/15/29 (a)	200,000	180,320
2.74%, 12/31/39 (a)	200,000	158,262
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	226,827
4.00%, 03/01/31 (a)	250,000	216,380
3.25%, 01/31/32 (a)	150,000	120,269
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	400,000	370,888
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	146,692
1.55%, 05/11/25 (a)	450,000	417,960
2.95%, 05/16/26 (a)	400,000	376,720
2.00%, 05/11/27 (a)	200,000	179,270
2.24%, 05/11/30 (a)	100,000	85,532
3.08%, 05/11/50 (a)	150,000	108,510
Chevron USA, Inc.
3.90%, 11/15/24 (a)	200,000	196,834
0.69%, 08/12/25 (a)	100,000	90,276
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.02%, 08/12/27 (a)	150,000	128,234
3.85%, 01/15/28 (a)	200,000	192,540
3.25%, 10/15/29 (a)	100,000	91,096
6.00%, 03/01/41 (a)	50,000	55,191
5.25%, 11/15/43 (a)	100,000	100,923
2.34%, 08/12/50 (a)	150,000	93,668
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	195,914
5.80%, 06/01/45 (a)	100,000	99,464
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	97,159
2.40%, 03/07/25 (a)	200,000	189,442
6.95%, 04/15/29	200,000	219,612
5.90%, 10/15/32	100,000	107,283
6.50%, 02/01/39	300,000	339,210
3.76%, 03/15/42 (a)	250,000	206,192
4.30%, 11/15/44 (a)	150,000	130,544
4.88%, 10/01/47 (a)	100,000	94,119
3.80%, 03/15/52 (a)	200,000	158,972
4.03%, 03/15/62 (a)	407,000	322,934
Continental Resources, Inc.
3.80%, 06/01/24 (a)	50,000	48,807
4.38%, 01/15/28 (a)	250,000	231,987
4.90%, 06/01/44 (a)	100,000	75,073
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	100,000	92,445
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	198,090
5.13%, 05/15/29 (a)	200,000	192,888
3.25%, 02/15/32 (a)	200,000	166,136
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	151,251
5.25%, 10/15/27 (a)	130,000	128,794
5.88%, 06/15/28 (a)(c)	30,000	30,223
4.50%, 01/15/30 (a)	130,000	121,013
7.95%, 04/15/32	100,000	113,812
5.60%, 07/15/41 (a)	350,000	323,554
4.75%, 05/15/42 (a)	100,000	83,340
5.00%, 06/15/45 (a)	100,000	84,987
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	185,352
3.50%, 12/01/29 (a)	150,000	132,683
3.13%, 03/24/31 (a)	300,000	251,844
6.25%, 03/15/33 (a)	200,000	203,970
4.25%, 03/15/52 (a)	150,000	112,973
6.25%, 03/15/53 (a)	100,000	98,655
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	95,499
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	173,274
4.80%, 11/01/43 (a)(c)	100,000	87,586
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	150,000	144,700
4.15%, 09/15/29 (a)	100,000	91,291
5.00%, 05/15/44 (a)	75,000	62,076
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	180,000	170,568
7.38%, 10/15/45 (a)	100,000	113,394
Enbridge, Inc.
2.50%, 01/15/25 (a)	200,000	189,332
2.50%, 02/14/25	200,000	189,054
1.60%, 10/04/26 (a)	100,000	87,948
3.70%, 07/15/27 (a)	150,000	140,642
3.13%, 11/15/29 (a)	250,000	218,122
2.50%, 08/01/33 (a)	200,000	154,616
See financial notes
Schwab Taxable Bond Funds | Semiannual Report51

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/10/44 (a)	100,000	84,064
5.50%, 12/01/46 (a)	200,000	190,060
4.00%, 11/15/49 (a)	100,000	77,899
3.40%, 08/01/51 (a)	150,000	103,161
Energy Transfer LP
4.25%, 04/01/24 (a)	150,000	147,636
4.50%, 04/15/24 (a)	200,000	197,428
3.90%, 05/15/24 (a)	150,000	146,617
4.05%, 03/15/25 (a)	150,000	145,614
2.90%, 05/15/25 (a)	150,000	141,594
4.75%, 01/15/26 (a)	150,000	146,836
3.90%, 07/15/26 (a)	100,000	94,443
4.20%, 04/15/27 (a)	100,000	94,711
5.50%, 06/01/27 (a)	150,000	149,169
4.00%, 10/01/27 (a)	200,000	186,774
5.55%, 02/15/28 (a)	150,000	149,596
4.95%, 06/15/28 (a)	150,000	145,065
5.25%, 04/15/29 (a)	300,000	292,866
3.75%, 05/15/30 (a)	300,000	266,526
5.75%, 02/15/33 (a)	250,000	246,610
4.90%, 03/15/35 (a)	80,000	71,924
6.63%, 10/15/36	100,000	101,909
5.80%, 06/15/38 (a)	150,000	140,760
7.50%, 07/01/38	150,000	163,278
6.05%, 06/01/41 (a)	100,000	96,155
6.50%, 02/01/42 (a)	150,000	149,608
6.10%, 02/15/42	100,000	94,503
5.15%, 02/01/43 (a)	100,000	84,295
5.95%, 10/01/43 (a)	100,000	93,070
5.30%, 04/01/44 (a)	100,000	85,954
5.15%, 03/15/45 (a)	200,000	168,142
5.35%, 05/15/45 (a)	100,000	85,622
6.13%, 12/15/45 (a)	165,000	154,640
5.30%, 04/15/47 (a)	100,000	85,139
5.40%, 10/01/47 (a)	300,000	258,669
6.00%, 06/15/48 (a)	150,000	138,249
6.25%, 04/15/49 (a)	300,000	285,795
5.00%, 05/15/50 (a)	350,000	287,633
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	230,000	223,438
3.70%, 02/15/26 (a)	100,000	96,091
3.95%, 02/15/27 (a)	150,000	143,363
4.15%, 10/16/28 (a)	150,000	141,809
3.13%, 07/31/29 (a)	200,000	176,700
2.80%, 01/31/30 (a)	250,000	214,465
7.55%, 04/15/38	100,000	113,465
6.13%, 10/15/39	50,000	52,413
6.45%, 09/01/40	100,000	106,571
5.95%, 02/01/41	100,000	101,469
5.70%, 02/15/42	100,000	98,833
4.85%, 08/15/42 (a)	100,000	89,975
4.45%, 02/15/43 (a)	200,000	171,366
4.85%, 03/15/44 (a)	300,000	267,741
5.10%, 02/15/45 (a)	200,000	183,746
4.90%, 05/15/46 (a)	200,000	176,154
4.25%, 02/15/48 (a)	250,000	203,425
4.80%, 02/01/49 (a)	250,000	219,287
4.20%, 01/31/50 (a)	250,000	201,025
3.70%, 01/31/51 (a)	200,000	147,448
3.20%, 02/15/52 (a)	250,000	167,342
3.30%, 02/15/53 (a)	250,000	169,992
4.95%, 10/15/54 (a)	100,000	87,739
3.95%, 01/31/60 (a)	150,000	110,718
5.25%, 08/16/77 (a)(b)	200,000	179,180
5.38%, 02/15/78 (a)(b)	100,000	83,779
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	95,910
4.15%, 01/15/26 (a)	100,000	97,763
4.38%, 04/15/30 (a)	100,000	96,022
3.90%, 04/01/35 (a)	174,000	154,108
4.95%, 04/15/50 (a)	150,000	144,738
EQT Corp.
6.13%, 02/01/25 (a)(f)	200,000	200,452
5.68%, 10/01/25 (a)	100,000	99,184
3.90%, 10/01/27 (a)	250,000	229,585
5.00%, 01/15/29 (a)	100,000	93,957
7.00%, 02/01/30 (a)(f)	50,000	51,654
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	239,247
2.71%, 03/06/25 (a)	200,000	191,096
2.99%, 03/19/25 (a)	500,000	480,210
3.04%, 03/01/26 (a)	500,000	473,965
2.28%, 08/16/26 (a)	150,000	137,751
3.29%, 03/19/27 (a)	150,000	142,992
2.44%, 08/16/29 (a)	200,000	176,240
3.48%, 03/19/30 (a)	400,000	370,928
2.61%, 10/15/30 (a)	350,000	304,374
3.00%, 08/16/39 (a)	150,000	115,511
4.23%, 03/19/40 (a)	350,000	314,765
3.57%, 03/06/45 (a)	230,000	182,687
4.11%, 03/01/46 (a)	400,000	342,632
3.10%, 08/16/49 (a)	300,000	216,192
4.33%, 03/19/50 (a)	500,000	444,465
3.45%, 04/15/51 (a)	450,000	343,710
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	96,730
2.92%, 03/01/30 (a)	200,000	173,094
4.85%, 11/15/35 (a)	150,000	140,033
6.70%, 09/15/38	100,000	107,539
7.45%, 09/15/39	200,000	227,844
4.50%, 11/15/41 (a)	150,000	126,029
4.75%, 08/01/43 (a)	100,000	86,183
5.00%, 11/15/45 (a)	330,000	291,941
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	164,094
Hess Corp.
4.30%, 04/01/27 (a)	250,000	239,597
7.88%, 10/01/29	100,000	110,226
7.30%, 08/15/31	100,000	108,749
7.13%, 03/15/33	200,000	215,074
6.00%, 01/15/40	100,000	98,403
5.60%, 02/15/41	100,000	93,658
5.80%, 04/01/47 (a)	50,000	47,505
HF Sinclair Corp.
2.63%, 10/01/23	100,000	98,340
5.88%, 04/01/26 (a)	150,000	150,126
4.50%, 10/01/30 (a)	100,000	89,274
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (a)	296,000	291,832
7.30%, 08/15/33	200,000	218,320
5.80%, 03/15/35	150,000	146,643
6.95%, 01/15/38	330,000	352,843
6.55%, 09/15/40	150,000	150,562
7.50%, 11/15/40	100,000	110,657
5.63%, 09/01/41	50,000	45,777
5.00%, 08/15/42 (a)	100,000	85,729
4.70%, 11/01/42 (a)	45,000	37,528
5.00%, 03/01/43 (a)	100,000	84,805
5.50%, 03/01/44 (a)	200,000	180,568
5.40%, 09/01/44 (a)	195,000	175,262
See financial notes
52Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	239,419
1.75%, 11/15/26 (a)	100,000	87,731
4.30%, 03/01/28 (a)	200,000	190,920
2.00%, 02/15/31 (a)	250,000	194,215
7.75%, 01/15/32	150,000	167,539
5.30%, 12/01/34 (a)	250,000	234,965
5.55%, 06/01/45 (a)	330,000	299,524
5.05%, 02/15/46 (a)	200,000	169,150
5.20%, 03/01/48 (a)	100,000	87,110
3.25%, 08/01/50 (a)	100,000	63,484
3.60%, 02/15/51 (a)	150,000	101,625
5.45%, 08/01/52 (a)	150,000	133,973
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	174,766
5.15%, 10/15/43 (a)	150,000	132,545
4.85%, 02/01/49 (a)	150,000	127,631
3.95%, 03/01/50 (a)	150,000	110,429
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	190,762
6.80%, 03/15/32	100,000	103,234
6.60%, 10/01/37	150,000	149,607
5.20%, 06/01/45 (a)	100,000	84,511
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	126,712
4.70%, 05/01/25 (a)	200,000	197,220
5.13%, 12/15/26 (a)	100,000	99,469
3.80%, 04/01/28 (a)	100,000	92,462
6.50%, 03/01/41 (a)	200,000	206,952
4.75%, 09/15/44 (a)	150,000	125,537
4.50%, 04/01/48 (a)	50,000	40,201
5.00%, 09/15/54 (a)	100,000	84,679
MPLX LP
4.88%, 12/01/24 (a)	300,000	296,145
4.00%, 02/15/25 (a)	100,000	97,172
4.88%, 06/01/25 (a)	300,000	295,482
1.75%, 03/01/26 (a)	250,000	223,685
4.13%, 03/01/27 (a)	200,000	190,894
4.25%, 12/01/27 (a)	150,000	141,939
4.00%, 03/15/28 (a)	150,000	140,558
4.80%, 02/15/29 (a)	150,000	144,337
2.65%, 08/15/30 (a)	250,000	205,422
4.95%, 09/01/32 (a)	150,000	141,140
4.50%, 04/15/38 (a)	350,000	299,243
5.20%, 03/01/47 (a)	150,000	130,073
5.20%, 12/01/47 (a)	100,000	86,534
4.70%, 04/15/48 (a)	150,000	120,882
5.50%, 02/15/49 (a)	300,000	269,214
4.95%, 03/14/52 (a)	250,000	208,260
5.65%, 03/01/53 (a)	100,000	92,185
4.90%, 04/15/58 (a)	100,000	80,440
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	98,730
5.50%, 01/15/26 (a)	100,000	99,792
3.95%, 09/15/27 (a)	100,000	92,627
4.75%, 09/01/28 (a)	100,000	94,170
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	189,888
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	88,501
3.95%, 12/01/42 (a)	150,000	109,604
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	147,937
6.65%, 10/01/36	100,000	102,032
6.85%, 10/15/37	150,000	155,988
6.13%, 02/01/41 (a)	150,000	145,327
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	143,535
2.20%, 09/15/25 (a)	50,000	45,885
5.85%, 01/15/26 (a)	155,000	156,311
4.55%, 07/15/28 (a)	150,000	142,665
3.40%, 09/01/29 (a)	150,000	130,293
3.10%, 03/15/30 (a)	200,000	169,844
6.35%, 01/15/31 (a)	70,000	71,791
6.10%, 11/15/32 (a)	150,000	151,206
5.20%, 07/15/48 (a)	250,000	212,857
4.45%, 09/01/49 (a)	150,000	113,186
4.50%, 03/15/50 (a)	50,000	38,247
7.15%, 01/15/51 (a)	100,000	105,391
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	198,508
Ovintiv, Inc.
7.38%, 11/01/31	200,000	214,066
6.50%, 08/15/34	200,000	200,626
6.63%, 08/15/37	100,000	99,522
Phillips 66
1.30%, 02/15/26 (a)	50,000	44,613
3.90%, 03/15/28 (a)	150,000	141,933
2.15%, 12/15/30 (a)	150,000	120,048
4.65%, 11/15/34 (a)	150,000	140,297
5.88%, 05/01/42	300,000	311,919
4.88%, 11/15/44 (a)	300,000	274,068
3.30%, 03/15/52 (a)	200,000	138,014
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(c)	50,000	47,175
3.61%, 02/15/25 (a)(c)	130,000	125,512
3.55%, 10/01/26 (a)	100,000	93,310
3.75%, 03/01/28 (a)	100,000	92,437
3.15%, 12/15/29 (a)(c)	100,000	87,370
4.68%, 02/15/45 (a)(c)	100,000	87,846
4.90%, 10/01/46 (a)(c)	100,000	88,643
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	178,130
1.90%, 08/15/30 (a)	200,000	156,486
2.15%, 01/15/31 (a)	200,000	157,734
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	200,000	193,578
4.65%, 10/15/25 (a)	150,000	146,599
4.50%, 12/15/26 (a)	230,000	220,701
3.55%, 12/15/29 (a)	150,000	130,355
3.80%, 09/15/30 (a)	150,000	130,763
6.65%, 01/15/37	100,000	100,363
5.15%, 06/01/42 (a)	100,000	82,423
4.30%, 01/31/43 (a)	100,000	73,434
4.70%, 06/15/44 (a)	100,000	77,643
4.90%, 02/15/45 (a)	100,000	78,978
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	380,000	380,015
5.63%, 03/01/25 (a)	350,000	349,650
5.88%, 06/30/26 (a)	200,000	201,360
5.00%, 03/15/27 (a)	250,000	244,067
4.20%, 03/15/28 (a)	350,000	328,947
4.50%, 05/15/30 (a)	375,000	351,450
5.90%, 09/15/37 (a)(c)	100,000	99,995
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	137,409
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	172,186
Shell International Finance BV
2.00%, 11/07/24 (a)	200,000	190,308
3.25%, 05/11/25	430,000	414,232
2.88%, 05/10/26	300,000	281,088
See financial notes
Schwab Taxable Bond Funds | Semiannual Report53

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/12/26	250,000	229,735
3.88%, 11/13/28 (a)	300,000	286,689
2.38%, 11/07/29 (a)	350,000	300,762
2.75%, 04/06/30 (a)	300,000	263,625
4.13%, 05/11/35	200,000	184,196
6.38%, 12/15/38	500,000	555,370
5.50%, 03/25/40	250,000	257,617
2.88%, 11/26/41 (a)	50,000	36,828
3.63%, 08/21/42	80,000	65,213
4.55%, 08/12/43	150,000	137,229
4.38%, 05/11/45	530,000	469,511
4.00%, 05/10/46	430,000	357,132
3.75%, 09/12/46	200,000	159,342
3.13%, 11/07/49 (a)	200,000	143,620
3.25%, 04/06/50 (a)	400,000	294,720
3.00%, 11/26/51 (a)	200,000	138,642
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	99,146
3.38%, 10/15/26 (a)	200,000	187,084
4.50%, 03/15/45 (a)	150,000	124,611
Suncor Energy, Inc.
5.95%, 05/15/35	200,000	196,154
6.80%, 05/15/38	100,000	106,927
6.50%, 06/15/38	250,000	257,190
6.85%, 06/01/39	150,000	161,421
4.00%, 11/15/47 (a)	100,000	78,237
3.75%, 03/04/51 (a)	150,000	110,679
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	196,784
4.20%, 02/01/33 (a)	150,000	130,755
4.95%, 04/15/52 (a)	150,000	120,339
6.25%, 07/01/52 (a)	100,000	95,468
6.50%, 02/15/53 (a)	150,000	147,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	252,815
5.50%, 03/01/30 (a)	150,000	142,436
4.88%, 02/01/31 (a)	150,000	136,553
4.00%, 01/15/32 (a)	250,000	212,705
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	146,689
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	212,382
The Williams Cos., Inc.
4.30%, 03/04/24 (a)	350,000	345,628
4.55%, 06/24/24 (a)	100,000	98,649
3.90%, 01/15/25 (a)	100,000	97,080
3.75%, 06/15/27 (a)	200,000	188,196
7.50%, 01/15/31	150,000	165,205
2.60%, 03/15/31 (a)	150,000	121,829
8.75%, 03/15/32	150,000	178,957
4.65%, 08/15/32 (a)	150,000	139,850
6.30%, 04/15/40	200,000	205,418
5.80%, 11/15/43 (a)	122,000	118,044
5.40%, 03/04/44 (a)	100,000	92,350
5.75%, 06/24/44 (a)	100,000	95,557
4.90%, 01/15/45 (a)	100,000	85,510
5.10%, 09/15/45 (a)	100,000	88,052
4.85%, 03/01/48 (a)	150,000	128,969
3.50%, 10/15/51 (a)	150,000	102,570
5.30%, 08/15/52 (a)	150,000	135,806
TotalEnergies Capital International S.A.
3.75%, 04/10/24	200,000	196,590
2.43%, 01/10/25 (a)	250,000	239,117
3.46%, 02/19/29 (a)	300,000	277,698
2.83%, 01/10/30 (a)	200,000	176,708
2.99%, 06/29/41 (a)	100,000	74,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.46%, 07/12/49 (a)	200,000	153,332
3.13%, 05/29/50 (a)	450,000	321,565
3.39%, 06/29/60 (a)	100,000	71,812
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	144,174
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	197,268
4.25%, 05/15/28 (a)	250,000	236,657
4.10%, 04/15/30 (a)	200,000	182,620
2.50%, 10/12/31 (a)	200,000	158,664
4.63%, 03/01/34 (a)	200,000	182,418
5.60%, 03/31/34	100,000	98,541
5.85%, 03/15/36	100,000	99,612
6.20%, 10/15/37	150,000	154,920
4.75%, 05/15/38 (a)	100,000	89,605
7.25%, 08/15/38	150,000	166,624
7.63%, 01/15/39	150,000	174,366
6.10%, 06/01/40	150,000	152,094
5.00%, 10/16/43 (a)	100,000	89,706
4.88%, 05/15/48 (a)	200,000	175,958
5.10%, 03/15/49 (a)	150,000	136,517
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	212,156
3.25%, 05/15/30 (a)	200,000	174,168
5.40%, 08/15/41 (a)	100,000	96,300
4.60%, 03/15/48 (a)	100,000	85,849
3.95%, 05/15/50 (a)	100,000	77,757
Valero Energy Corp.
1.20%, 03/15/24	200,000	191,176
2.15%, 09/15/27 (a)	150,000	131,940
4.00%, 04/01/29 (a)	150,000	141,767
7.50%, 04/15/32	150,000	169,884
6.63%, 06/15/37	200,000	212,854
4.90%, 03/15/45	130,000	117,186
3.65%, 12/01/51 (a)	200,000	142,524
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	145,146
		70,798,398
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	73,803
California Institute of Technology
4.32%, 08/01/45	100,000	89,813
3.65%, 09/01/19 (a)	200,000	137,286
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	286,674
Duke University
2.68%, 10/01/44	100,000	74,747
2.76%, 10/01/50	100,000	70,168
2.83%, 10/01/55	100,000	68,792
Emory University
2.97%, 09/01/50 (a)	150,000	108,175
Johns Hopkins University
4.08%, 07/01/53	100,000	87,313
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	138,726
2.99%, 07/01/50 (a)	100,000	74,462
2.29%, 07/01/51 (a)	100,000	63,945
5.60%, 07/01/11	150,000	162,862
4.68%, 07/01/14	100,000	91,194
Northeastern University
2.89%, 10/01/50	150,000	103,176
See financial notes
54Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwestern University
4.64%, 12/01/44	100,000	96,747
2.64%, 12/01/50 (a)	100,000	69,268
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	77,960
2.52%, 10/15/50 (a)	100,000	67,995
3.75%, 11/15/52 (a)	100,000	86,136
3.30%, 07/15/56 (a)	100,000	77,314
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	207,210
3.05%, 10/01/41 (a)	150,000	100,832
The American University
3.67%, 04/01/49	100,000	80,574
The George Washington University
4.30%, 09/15/44	100,000	88,176
4.87%, 09/15/45	50,000	47,564
4.13%, 09/15/48 (a)	150,000	129,927
The Georgetown University
4.32%, 04/01/49 (a)	50,000	43,042
2.94%, 04/01/50	100,000	66,809
5.22%, 10/01/18 (a)	50,000	45,726
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	175,400
3.65%, 05/01/48 (a)	100,000	85,610
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	98,003
4.67%, 09/01/12	50,000	44,553
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	221,558
2.52%, 07/01/50 (a)	100,000	68,760
The University of Chicago
2.76%, 04/01/45 (a)	100,000	77,103
2.55%, 04/01/50 (a)	100,000	70,343
3.00%, 10/01/52 (a)	100,000	73,482
The Washington University
3.52%, 04/15/54 (a)	125,000	100,109
4.35%, 04/15/22 (a)	100,000	81,826
Trustees of Boston College
3.13%, 07/01/52	150,000	108,036
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	80,969
University of Southern California
3.03%, 10/01/39	150,000	120,438
3.84%, 10/01/47 (a)	150,000	128,895
2.95%, 10/01/51 (a)	100,000	69,913
3.23%, 10/01/20 (a)	100,000	62,341
William Marsh Rice University
3.57%, 05/15/45	200,000	169,292
Yale University
1.48%, 04/15/30 (a)	50,000	40,630
2.40%, 04/15/50 (a)	100,000	65,954
		4,859,631
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	94,474
3.25%, 02/01/25 (a)	150,000	145,303
2.15%, 02/01/27 (a)	200,000	181,912
2.30%, 02/01/30 (a)	200,000	171,212
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	150,000	133,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	135,777
2.00%, 08/15/26 (a)	400,000	366,332
0.80%, 08/15/27 (a)	250,000	213,527
1.10%, 08/15/30 (a)	250,000	197,245
1.90%, 08/15/40 (a)	250,000	166,672
2.05%, 08/15/50 (a)	400,000	242,080
2.25%, 08/15/60 (a)	375,000	218,445
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	123,903
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	95,744
3.50%, 12/05/26 (a)	100,000	94,925
3.45%, 06/15/27 (a)(c)	100,000	94,674
1.70%, 10/01/28 (a)	200,000	168,788
2.10%, 10/01/31 (a)	200,000	161,828
2.80%, 10/01/41 (a)	200,000	144,964
2.95%, 10/01/51 (a)	200,000	137,712
Apple Inc.
3.45%, 05/06/24	400,000	392,764
2.85%, 05/11/24 (a)	300,000	292,482
1.80%, 09/11/24 (a)	100,000	95,296
2.75%, 01/13/25 (a)	300,000	288,582
2.50%, 02/09/25	289,000	276,426
1.13%, 05/11/25 (a)	400,000	369,512
3.20%, 05/13/25	300,000	289,827
0.55%, 08/20/25 (a)	250,000	225,485
0.70%, 02/08/26 (a)	500,000	443,820
3.25%, 02/23/26 (a)	480,000	459,605
2.45%, 08/04/26 (a)	400,000	370,300
2.05%, 09/11/26 (a)	450,000	409,788
3.35%, 02/09/27 (a)	400,000	381,376
3.20%, 05/11/27 (a)	350,000	330,921
3.00%, 06/20/27 (a)	200,000	188,000
2.90%, 09/12/27 (a)	400,000	372,044
3.00%, 11/13/27 (a)	150,000	139,820
1.20%, 02/08/28 (a)	500,000	424,030
1.40%, 08/05/28 (a)	450,000	380,556
3.25%, 08/08/29 (a)	150,000	138,105
2.20%, 09/11/29 (a)	350,000	301,322
1.65%, 05/11/30 (a)	200,000	163,488
1.25%, 08/20/30 (a)	300,000	236,250
1.65%, 02/08/31 (a)	500,000	400,995
1.70%, 08/05/31 (a)	200,000	159,226
3.35%, 08/08/32 (a)	250,000	225,675
4.50%, 02/23/36 (a)	200,000	196,256
2.38%, 02/08/41 (a)	300,000	212,334
3.85%, 05/04/43	480,000	413,477
4.45%, 05/06/44	150,000	143,150
3.45%, 02/09/45	400,000	324,020
4.38%, 05/13/45	300,000	276,315
4.65%, 02/23/46 (a)	700,000	667,359
3.85%, 08/04/46 (a)	200,000	169,176
4.25%, 02/09/47 (a)	195,000	178,989
3.75%, 09/12/47 (a)	250,000	208,902
3.75%, 11/13/47 (a)	200,000	167,246
2.95%, 09/11/49 (a)	300,000	216,174
2.65%, 05/11/50 (a)	400,000	269,096
2.40%, 08/20/50 (a)	300,000	190,599
2.65%, 02/08/51 (a)	500,000	333,910
2.70%, 08/05/51 (a)	350,000	234,580
3.95%, 08/08/52 (a)	250,000	213,280
2.55%, 08/20/60 (a)	300,000	187,134
2.80%, 02/08/61 (a)	250,000	160,160
2.85%, 08/05/61 (a)	300,000	195,315
4.10%, 08/08/62 (a)	200,000	169,548
See financial notes
Schwab Taxable Bond Funds | Semiannual Report55

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	146,131
3.30%, 04/01/27 (a)	150,000	141,866
1.75%, 06/01/30 (a)	150,000	122,256
5.10%, 10/01/35 (a)	150,000	151,233
5.85%, 06/15/41	100,000	107,051
4.35%, 04/01/47 (a)	150,000	135,020
2.75%, 06/01/50 (a)	150,000	102,276
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	241,482
2.95%, 02/15/32 (a)	100,000	80,477
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,552
2.85%, 01/15/30 (a)	100,000	85,854
2.40%, 12/15/31 (a)	200,000	160,154
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	192,824
1.70%, 05/15/28 (a)	200,000	172,812
1.25%, 09/01/30 (a)	200,000	157,418
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	79,299
5.50%, 06/01/32 (a)	50,000	47,653
Baidu, Inc.
4.13%, 06/30/25	300,000	289,482
1.72%, 04/09/26 (a)	200,000	178,156
4.88%, 11/14/28 (a)	200,000	194,458
2.38%, 10/09/30 (a)	200,000	163,060
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	95,762
3.88%, 01/15/27 (a)	500,000	471,935
3.50%, 01/15/28 (a)	150,000	137,135
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	145,590
3.15%, 11/15/25 (a)	100,000	94,220
3.46%, 09/15/26 (a)	156,000	145,879
1.95%, 02/15/28 (a)(c)	100,000	84,784
4.11%, 09/15/28 (a)	250,000	234,110
4.75%, 04/15/29 (a)	300,000	287,178
5.00%, 04/15/30 (a)	50,000	48,090
4.15%, 11/15/30 (a)	400,000	360,812
2.45%, 02/15/31 (a)(c)	450,000	356,751
4.15%, 04/15/32 (a)(c)	250,000	220,602
4.30%, 11/15/32 (a)	350,000	310,677
2.60%, 02/15/33 (a)(c)	400,000	302,360
3.42%, 04/15/33 (a)(c)	350,000	282,072
3.47%, 04/15/34 (a)(c)	650,000	515,476
3.14%, 11/15/35 (a)(c)	650,000	479,895
3.19%, 11/15/36 (a)(c)	450,000	326,416
4.93%, 05/15/37 (a)(c)	463,000	402,907
3.50%, 02/15/41 (a)(c)	450,000	322,632
3.75%, 02/15/51 (a)(c)	350,000	244,898
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	93,921
2.90%, 12/01/29 (a)	150,000	126,803
2.60%, 05/01/31 (a)	200,000	162,054
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	191,918
2.67%, 12/01/26 (a)	200,000	178,132
4.25%, 04/01/28 (a)	200,000	182,936
3.25%, 02/15/29 (a)	100,000	84,810
3.57%, 12/01/31 (a)	200,000	165,844
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	76,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cisco Systems, Inc.
3.50%, 06/15/25	362,000	351,194
2.95%, 02/28/26	200,000	189,550
2.50%, 09/20/26 (a)	100,000	92,565
5.90%, 02/15/39	100,000	109,620
5.50%, 01/15/40	550,000	579,089
Corning, Inc.
5.75%, 08/15/40	100,000	101,932
4.75%, 03/15/42	100,000	91,670
5.35%, 11/15/48 (a)	100,000	96,134
3.90%, 11/15/49 (a)	100,000	75,437
4.38%, 11/15/57 (a)	100,000	80,613
5.85%, 11/15/68 (a)	50,000	47,649
5.45%, 11/15/79 (a)	190,000	169,049
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,060
5.85%, 07/15/25 (a)	200,000	201,378
6.02%, 06/15/26 (a)	680,000	688,180
4.90%, 10/01/26 (a)	350,000	342,359
6.10%, 07/15/27 (a)	100,000	102,880
5.25%, 02/01/28 (a)	200,000	196,808
5.30%, 10/01/29 (a)	300,000	290,019
6.20%, 07/15/30 (a)	200,000	203,178
8.10%, 07/15/36 (a)	189,000	212,238
3.38%, 12/15/41 (a)(c)	150,000	99,773
8.35%, 07/15/46 (a)	150,000	171,418
3.45%, 12/15/51 (a)(c)	250,000	152,957
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	130,514
2.38%, 09/15/28 (a)	150,000	125,694
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	142,730
2.60%, 12/15/25 (a)	100,000	92,615
3.10%, 05/15/30 (a)	100,000	85,203
2.35%, 09/15/31 (a)	200,000	157,616
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	142,868
1.25%, 07/15/25 (a)	50,000	45,254
1.00%, 09/15/25 (a)	200,000	178,752
2.90%, 11/18/26 (a)	100,000	91,385
1.55%, 03/15/28 (a)	250,000	208,187
3.20%, 11/18/29 (a)	200,000	174,548
2.15%, 07/15/30 (a)	300,000	240,036
2.50%, 05/15/31 (a)	200,000	160,224
3.90%, 04/15/32 (a)	200,000	176,962
3.00%, 07/15/50 (a)	100,000	64,098
2.95%, 09/15/51 (a)	50,000	31,344
3.40%, 02/15/52 (a)	100,000	68,470
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	84,513
Fidelity National Information Services, Inc.
0.60%, 03/01/24	150,000	142,979
4.50%, 07/15/25	150,000	146,719
1.15%, 03/01/26 (a)	250,000	219,410
4.70%, 07/15/27 (a)	100,000	97,382
1.65%, 03/01/28 (a)	200,000	167,664
3.75%, 05/21/29 (a)	100,000	91,239
2.25%, 03/01/31 (a)	200,000	157,356
5.10%, 07/15/32 (a)	150,000	143,622
3.10%, 03/01/41 (a)	100,000	69,072
5.63%, 07/15/52 (a)	100,000	93,652
Fiserv, Inc.
2.75%, 07/01/24 (a)	250,000	240,707
3.85%, 06/01/25 (a)	100,000	96,332
3.20%, 07/01/26 (a)	450,000	420,268
2.25%, 06/01/27 (a)	250,000	221,957
See financial notes
56Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/01/28 (a)	150,000	141,059
3.50%, 07/01/29 (a)	500,000	446,740
2.65%, 06/01/30 (a)	150,000	125,696
4.40%, 07/01/49 (a)	375,000	303,506
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	97,733
3.75%, 02/01/26 (a)	150,000	142,697
6.00%, 01/15/28 (a)	100,000	100,773
4.88%, 06/15/29 (a)	100,000	94,407
4.88%, 05/12/30 (a)	100,000	94,784
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	131,604
2.20%, 03/15/31 (a)	100,000	79,816
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	191,296
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,137
2.65%, 02/15/25 (a)	250,000	235,975
1.20%, 03/01/26 (a)	200,000	174,966
4.80%, 04/01/26 (a)	150,000	146,166
2.15%, 01/15/27 (a)	150,000	131,592
4.45%, 06/01/28 (a)	100,000	93,531
3.20%, 08/15/29 (a)	200,000	170,192
2.90%, 05/15/30 (a)	225,000	185,465
2.90%, 11/15/31 (a)	150,000	119,228
5.40%, 08/15/32 (a)	150,000	143,644
4.15%, 08/15/49 (a)	100,000	72,510
5.95%, 08/15/52 (a)	150,000	138,878
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	150,000	143,580
4.90%, 10/15/25 (a)	350,000	347,144
1.75%, 04/01/26 (a)	200,000	179,692
6.20%, 10/15/35 (a)	150,000	154,461
6.35%, 10/15/45 (a)	262,000	258,319
HP, Inc.
2.20%, 06/17/25 (a)	150,000	140,169
1.45%, 06/17/26 (a)	200,000	175,714
3.00%, 06/17/27 (a)	200,000	182,058
4.00%, 04/15/29 (a)	200,000	181,952
3.40%, 06/17/30 (a)	200,000	170,870
2.65%, 06/17/31 (a)	200,000	157,280
4.20%, 04/15/32 (a)	150,000	129,137
5.50%, 01/15/33 (a)	250,000	236,242
6.00%, 09/15/41	250,000	244,725
Intel Corp.
2.88%, 05/11/24 (a)	300,000	292,122
3.40%, 03/25/25 (a)	350,000	338,821
3.70%, 07/29/25 (a)	450,000	435,402
2.60%, 05/19/26 (a)	150,000	139,335
3.75%, 03/25/27 (a)	250,000	238,937
3.15%, 05/11/27 (a)	150,000	139,520
4.88%, 02/10/28 (a)	300,000	295,743
1.60%, 08/12/28 (a)	200,000	168,078
4.00%, 08/05/29 (a)	200,000	187,040
2.45%, 11/15/29 (a)	450,000	378,765
5.13%, 02/10/30 (a)	200,000	197,668
3.90%, 03/25/30 (a)	300,000	277,083
2.00%, 08/12/31 (a)	300,000	235,692
4.15%, 08/05/32 (a)	200,000	184,220
4.00%, 12/15/32	150,000	136,055
5.20%, 02/10/33 (a)	400,000	392,780
4.60%, 03/25/40 (a)	150,000	134,096
4.80%, 10/01/41	95,000	86,368
4.25%, 12/15/42	100,000	84,041
5.63%, 02/10/43 (a)	200,000	195,424
4.10%, 05/19/46 (a)	250,000	201,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 05/11/47 (a)	100,000	80,282
3.73%, 12/08/47 (a)	350,000	259,612
3.25%, 11/15/49 (a)	300,000	200,958
4.75%, 03/25/50 (a)	400,000	346,968
3.05%, 08/12/51 (a)	250,000	161,005
4.90%, 08/05/52 (a)	300,000	266,241
5.70%, 02/10/53 (a)	300,000	293,406
3.10%, 02/15/60 (a)	160,000	98,150
4.95%, 03/25/60 (a)(h)	250,000	220,082
3.20%, 08/12/61 (a)	200,000	124,634
5.05%, 08/05/62 (a)	200,000	175,286
5.90%, 02/10/63 (a)	200,000	197,088
International Business Machines Corp.
3.00%, 05/15/24	450,000	437,647
4.00%, 07/27/25	200,000	194,900
3.45%, 02/19/26	300,000	286,053
3.30%, 05/15/26	550,000	520,184
3.30%, 01/27/27	150,000	140,813
1.70%, 05/15/27 (a)	300,000	263,082
6.22%, 08/01/27	130,000	136,477
3.50%, 05/15/29	650,000	593,339
1.95%, 05/15/30 (a)	200,000	161,294
2.72%, 02/09/32 (a)	100,000	83,066
4.40%, 07/27/32 (a)	200,000	187,470
4.15%, 05/15/39	450,000	382,023
5.60%, 11/30/39	150,000	150,418
2.85%, 05/15/40 (a)	200,000	143,232
4.00%, 06/20/42	200,000	163,718
4.70%, 02/19/46	150,000	131,439
4.25%, 05/15/49	400,000	330,944
2.95%, 05/15/50 (a)	200,000	130,808
3.43%, 02/09/52 (a)	150,000	105,371
4.90%, 07/27/52 (a)	150,000	135,329
5.10%, 02/06/53 (a)	150,000	139,502
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	90,834
1.35%, 07/15/27 (a)	150,000	129,962
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	178,386
3.60%, 01/15/30 (a)	100,000	87,998
3.00%, 01/15/31 (a)	200,000	164,592
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,060
3.75%, 08/15/29 (a)	100,000	89,884
5.95%, 03/15/41	100,000	98,088
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	147,097
3.00%, 10/30/29 (a)	100,000	86,337
KLA Corp.
4.65%, 11/01/24 (a)	230,000	227,958
4.10%, 03/15/29 (a)	100,000	95,399
4.65%, 07/15/32 (a)	200,000	195,368
5.00%, 03/15/49 (a)	100,000	94,007
3.30%, 03/01/50 (a)	100,000	72,772
4.95%, 07/15/52 (a)	200,000	189,188
5.25%, 07/15/62 (a)	150,000	144,054
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	129,377
3.15%, 10/15/31 (a)	150,000	112,278
4.10%, 10/15/41 (a)	150,000	101,325
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	126,638
3.75%, 03/15/26 (a)	100,000	96,400
4.00%, 03/15/29 (a)	150,000	142,451
1.90%, 06/15/30 (a)	200,000	162,912
See financial notes
Schwab Taxable Bond Funds | Semiannual Report57

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/15/49 (a)	150,000	141,513
2.88%, 06/15/50 (a)	200,000	133,574
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	144,268
4.38%, 05/15/30 (a)	150,000	137,514
2.30%, 02/15/31 (a)	200,000	156,512
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	89,312
2.45%, 04/15/28 (a)	100,000	85,456
4.88%, 06/22/28 (a)	100,000	96,697
2.95%, 04/15/31 (a)	100,000	80,517
Mastercard, Inc.
2.00%, 03/03/25 (a)	250,000	235,992
2.95%, 11/21/26 (a)	250,000	233,975
3.30%, 03/26/27 (a)	150,000	141,975
3.50%, 02/26/28 (a)	100,000	94,764
2.95%, 06/01/29 (a)	150,000	135,084
3.35%, 03/26/30 (a)	300,000	275,355
1.90%, 03/15/31 (a)	150,000	122,438
2.00%, 11/18/31 (a)	100,000	80,867
3.80%, 11/21/46 (a)	100,000	83,488
3.95%, 02/26/48 (a)	100,000	86,407
3.65%, 06/01/49 (a)	250,000	205,110
3.85%, 03/26/50 (a)	200,000	168,080
2.95%, 03/15/51 (a)	150,000	107,867
Microchip Technology, Inc.
0.98%, 09/01/24	200,000	186,780
4.25%, 09/01/25 (a)	250,000	242,425
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,113
4.19%, 02/15/27 (a)	150,000	142,037
5.33%, 02/06/29 (a)	100,000	97,776
6.75%, 11/01/29 (a)	100,000	103,224
4.66%, 02/15/30 (a)	150,000	137,946
2.70%, 04/15/32 (a)	200,000	151,926
3.37%, 11/01/41 (a)	100,000	66,989
3.48%, 11/01/51 (a)	150,000	93,683
Microsoft Corp.
2.70%, 02/12/25 (a)	450,000	433,215
3.13%, 11/03/25 (a)	530,000	507,973
2.40%, 08/08/26 (a)	600,000	556,356
3.30%, 02/06/27 (a)	750,000	716,752
3.50%, 02/12/35 (a)	250,000	226,315
4.20%, 11/03/35 (a)	250,000	239,815
3.45%, 08/08/36 (a)	350,000	306,834
4.10%, 02/06/37 (a)	150,000	140,924
4.50%, 10/01/40	150,000	147,105
5.30%, 02/08/41	100,000	107,320
4.45%, 11/03/45 (a)	100,000	95,087
3.70%, 08/08/46 (a)	349,000	299,013
4.25%, 02/06/47 (a)	200,000	186,272
2.53%, 06/01/50 (a)	1,050,000	702,219
2.92%, 03/17/52 (a)	1,025,000	740,306
4.00%, 02/12/55 (a)	100,000	89,495
3.95%, 08/08/56 (a)	150,000	129,881
4.50%, 02/06/57 (a)	150,000	145,654
2.68%, 06/01/60 (a)	629,000	407,862
3.04%, 03/17/62 (a)	345,000	242,207
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	193,670
3.25%, 01/15/28 (a)	100,000	92,088
4.25%, 02/01/29 (a)	150,000	142,973
2.00%, 08/19/31 (a)	200,000	158,076
2.75%, 08/19/41 (a)	100,000	69,249
3.25%, 05/20/50 (a)	100,000	70,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 08/18/60 (a)	150,000	83,325
3.10%, 11/29/61 (a)	100,000	62,520
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	144,930
4.60%, 05/23/29 (a)	150,000	141,341
2.30%, 11/15/30 (a)	100,000	78,266
2.75%, 05/24/31 (a)	150,000	119,459
5.60%, 06/01/32 (a)	100,000	97,971
5.50%, 09/01/44	100,000	91,757
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	230,460
2.38%, 06/22/27 (a)	150,000	134,928
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	188,698
3.20%, 09/16/26 (a)	200,000	189,930
1.55%, 06/15/28 (a)	250,000	212,635
2.85%, 04/01/30 (a)	250,000	220,492
2.00%, 06/15/31 (a)	250,000	202,202
3.50%, 04/01/40 (a)	200,000	164,818
3.50%, 04/01/50 (a)	325,000	252,226
3.70%, 04/01/60 (a)	100,000	76,361
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	200,000	198,356
5.35%, 03/01/26 (a)	250,000	247,750
2.50%, 05/11/31 (a)	200,000	158,032
3.25%, 05/11/41 (a)	200,000	139,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	164,404
4.30%, 06/18/29 (a)	150,000	138,695
3.40%, 05/01/30 (a)	200,000	173,448
2.65%, 02/15/32 (a)	200,000	157,298
5.00%, 01/15/33 (a)	200,000	188,244
3.13%, 02/15/42 (a)	100,000	67,723
3.25%, 11/30/51 (a)	100,000	63,584
Oracle Corp.
3.40%, 07/08/24 (a)	250,000	243,330
2.95%, 11/15/24 (a)	350,000	335,790
2.50%, 04/01/25 (a)	650,000	613,125
2.95%, 05/15/25 (a)	501,000	475,374
5.80%, 11/10/25	200,000	202,452
1.65%, 03/25/26 (a)	500,000	446,830
2.65%, 07/15/26 (a)	600,000	548,478
2.80%, 04/01/27 (a)	400,000	363,176
3.25%, 11/15/27 (a)	500,000	457,740
2.30%, 03/25/28 (a)	350,000	303,803
6.15%, 11/09/29 (a)	250,000	258,845
2.95%, 04/01/30 (a)	600,000	512,436
3.25%, 05/15/30 (a)	200,000	174,660
2.88%, 03/25/31 (a)	550,000	456,434
6.25%, 11/09/32 (a)	400,000	416,688
4.90%, 02/06/33 (a)	250,000	236,235
4.30%, 07/08/34 (a)	300,000	264,261
3.90%, 05/15/35 (a)	250,000	208,170
3.85%, 07/15/36 (a)	200,000	162,986
3.80%, 11/15/37 (a)	200,000	158,514
6.50%, 04/15/38	200,000	208,522
6.13%, 07/08/39	250,000	250,220
3.60%, 04/01/40 (a)	500,000	369,885
5.38%, 07/15/40	400,000	367,524
3.65%, 03/25/41 (a)	400,000	295,560
4.50%, 07/08/44 (a)	230,000	187,526
4.13%, 05/15/45 (a)	300,000	227,076
4.00%, 07/15/46 (a)	470,000	344,411
4.00%, 11/15/47 (a)	400,000	293,336
3.60%, 04/01/50 (a)	750,000	509,175
3.95%, 03/25/51 (a)	600,000	431,538
See financial notes
58Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.90%, 11/09/52 (a)	500,000	539,600
5.55%, 02/06/53 (a)	400,000	366,200
4.38%, 05/15/55 (a)	150,000	113,907
3.85%, 04/01/60 (a)	600,000	400,350
4.10%, 03/25/61 (a)	300,000	209,214
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	239,522
1.65%, 06/01/25 (a)	150,000	139,028
2.65%, 10/01/26 (a)	200,000	184,748
3.90%, 06/01/27 (a)	100,000	96,385
2.85%, 10/01/29 (a)	300,000	260,490
2.30%, 06/01/30 (a)	200,000	164,986
4.40%, 06/01/32 (a)	200,000	188,370
3.25%, 06/01/50 (a)	150,000	103,868
5.05%, 06/01/52 (a)	200,000	182,668
5.25%, 06/01/62 (a)	50,000	45,867
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	178,534
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	146,062
3.45%, 05/20/25 (a)	250,000	241,577
3.25%, 05/20/27 (a)	350,000	329,308
1.30%, 05/20/28 (a)	217,000	182,803
2.15%, 05/20/30 (a)	200,000	167,634
1.65%, 05/20/32 (a)	283,000	216,603
4.25%, 05/20/32 (a)	150,000	143,728
5.40%, 05/20/33 (a)	150,000	154,701
4.65%, 05/20/35 (a)	100,000	97,070
4.80%, 05/20/45 (a)	250,000	238,120
4.30%, 05/20/47 (a)	200,000	175,022
3.25%, 05/20/50 (a)	175,000	129,259
4.50%, 05/20/52 (a)	200,000	178,400
6.00%, 05/20/53 (a)	150,000	162,034
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	139,076
3.00%, 05/22/30 (a)	100,000	86,192
4.75%, 05/20/32 (a)	100,000	95,900
S&P Global, Inc.
2.45%, 03/01/27 (a)(c)	200,000	182,115
4.75%, 08/01/28 (a)(c)	150,000	148,860
2.70%, 03/01/29 (a)(c)	250,000	219,692
4.25%, 05/01/29 (a)(c)	175,000	166,232
2.50%, 12/01/29 (a)	100,000	86,106
1.25%, 08/15/30 (a)	150,000	116,177
2.90%, 03/01/32 (a)(c)	300,000	256,942
3.25%, 12/01/49 (a)	100,000	73,572
3.70%, 03/01/52 (a)(c)	150,000	118,853
2.30%, 08/15/60 (a)	100,000	55,312
3.90%, 03/01/62 (a)(c)	100,000	82,019
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	188,012
3.70%, 04/11/28 (a)	300,000	285,930
1.50%, 07/15/28 (a)	150,000	127,263
1.95%, 07/15/31 (a)	300,000	240,732
2.70%, 07/15/41 (a)	250,000	177,015
2.90%, 07/15/51 (a)	350,000	235,679
3.05%, 07/15/61 (a)	150,000	96,413
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	228,906
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	88,113
3.00%, 06/01/31 (a)	100,000	81,093
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	250,000	215,507
2.38%, 08/09/28 (a)	200,000	165,194
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	122,318
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	179,200
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	139,746
1.13%, 09/15/26 (a)	150,000	132,059
2.90%, 11/03/27 (a)	75,000	69,446
2.25%, 09/04/29 (a)	100,000	85,805
1.75%, 05/04/30 (a)	200,000	163,800
1.90%, 09/15/31 (a)	100,000	81,012
3.65%, 08/16/32 (a)	100,000	92,087
3.88%, 03/15/39 (a)	150,000	132,798
4.15%, 05/15/48 (a)	300,000	266,400
2.70%, 09/15/51 (a)	100,000	69,797
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,004
1.35%, 03/15/26 (a)	200,000	175,968
6.20%, 11/17/36	100,000	98,966
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	94,323
5.50%, 08/15/35	100,000	97,736
5.65%, 11/23/43 (a)	150,000	141,111
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	49,197
4.90%, 06/15/28 (a)	100,000	96,081
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	221,142
3.88%, 04/22/27 (a)	200,000	192,138
2.50%, 10/25/31 (a)	250,000	207,270
4.25%, 04/22/32 (a)	200,000	191,596
3.13%, 10/25/41 (a)	250,000	195,150
4.50%, 04/22/52 (a)	200,000	188,826
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,499
3.70%, 02/15/26 (a)	100,000	96,590
3.13%, 08/15/27 (a)	100,000	92,150
2.50%, 02/04/32 (a)	100,000	82,939
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	145,443
2.70%, 06/15/31 (a)	200,000	161,482
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	145,353
4.13%, 03/15/29 (a)	150,000	138,393
5.50%, 06/15/45 (a)	50,000	46,920
3.63%, 05/15/50 (a)	100,000	69,989
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	764,080
1.90%, 04/15/27 (a)	300,000	269,481
0.75%, 08/15/27 (a)	150,000	127,722
2.05%, 04/15/30 (a)	300,000	253,956
1.10%, 02/15/31 (a)	200,000	153,674
4.15%, 12/14/35 (a)	330,000	310,477
2.70%, 04/15/40 (a)	150,000	112,571
4.30%, 12/14/45 (a)	595,000	538,273
3.65%, 09/15/47 (a)	100,000	82,921
2.00%, 08/15/50 (a)	250,000	148,252
VMware, Inc.
1.00%, 08/15/24 (a)	250,000	233,692
4.50%, 05/15/25 (a)	150,000	146,946
1.40%, 08/15/26 (a)	300,000	259,164
4.65%, 05/15/27 (a)	50,000	48,324
3.90%, 08/21/27 (a)	200,000	187,024
1.80%, 08/15/28 (a)	200,000	163,648
See financial notes
Schwab Taxable Bond Funds | Semiannual Report59

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 05/15/30 (a)	150,000	140,951
2.20%, 08/15/31 (a)	250,000	189,742
Western Digital Corp.
4.75%, 02/15/26 (a)	400,000	377,548
2.85%, 02/01/29 (a)	100,000	78,687
3.10%, 02/01/32 (a)	100,000	72,226
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	186,972
3.70%, 04/01/29 (a)	150,000	137,103
3.80%, 04/01/32 (a)	250,000	220,092
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	97,184
2.38%, 06/01/30 (a)	200,000	168,720
		103,667,364
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	138,419	126,627
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	138,127	127,178
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	140,302	125,917
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	106,500	97,097
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	100,474	87,264
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	145,978	120,245
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	100,000	98,570
3.40%, 09/01/24 (a)	200,000	194,990
3.65%, 09/01/25 (a)	100,000	96,475
3.25%, 06/15/27 (a)	200,000	188,890
6.20%, 08/15/36	150,000	163,719
5.75%, 05/01/40 (a)	100,000	104,385
5.05%, 03/01/41 (a)	100,000	97,361
5.40%, 06/01/41 (a)	100,000	100,397
4.95%, 09/15/41 (a)	100,000	95,669
4.38%, 09/01/42 (a)	250,000	223,142
4.45%, 03/15/43 (a)	200,000	178,714
5.15%, 09/01/43 (a)	100,000	98,194
4.90%, 04/01/44 (a)	100,000	94,347
4.55%, 09/01/44 (a)	90,000	81,707
4.15%, 04/01/45 (a)	250,000	214,017
4.70%, 09/01/45 (a)	100,000	92,266
3.90%, 08/01/46 (a)	100,000	81,248
4.05%, 06/15/48 (a)	200,000	167,778
4.15%, 12/15/48 (a)	200,000	169,862
3.55%, 02/15/50 (a)	100,000	77,034
3.05%, 02/15/51 (a)	100,000	69,365
3.30%, 09/15/51 (a)	200,000	145,826
2.88%, 06/15/52 (a)	150,000	100,493
4.45%, 01/15/53 (a)	200,000	178,200
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	93,663
6.90%, 07/15/28	150,000	163,456
3.85%, 08/05/32 (a)	150,000	137,706
6.20%, 06/01/36	150,000	162,370
3.20%, 08/02/46 (a)	150,000	110,256
3.65%, 02/03/48 (a)	100,000	80,070
4.45%, 01/20/49 (a)	150,000	135,076
2.45%, 05/01/50 (a)	200,000	123,712
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	279,618
2.90%, 02/01/25 (a)	50,000	47,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 12/02/26 (a)	200,000	177,228
4.00%, 06/01/28 (a)	100,000	95,170
2.05%, 03/05/30 (a)	100,000	82,225
2.45%, 12/02/31 (a)	300,000	249,852
4.80%, 09/15/35 (a)	50,000	46,792
5.95%, 05/15/37	100,000	102,800
3.00%, 12/02/41 (a)	200,000	151,656
4.80%, 08/01/45 (a)	100,000	91,445
3.10%, 12/02/51 (a)	400,000	273,268
6.13%, 09/15/15 (a)	100,000	102,643
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	143,017
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,104
3.35%, 11/01/25 (a)	100,000	95,477
2.60%, 11/01/26 (a)	100,000	91,748
3.25%, 06/01/27 (a)	150,000	139,917
3.80%, 03/01/28 (a)	200,000	190,092
4.25%, 03/15/29 (a)	150,000	142,372
2.40%, 02/15/30 (a)	100,000	84,462
6.15%, 05/01/37	150,000	158,703
6.22%, 04/30/40	100,000	107,324
4.75%, 05/30/42 (a)	150,000	136,800
4.10%, 03/15/44 (a)	200,000	168,686
3.80%, 11/01/46 (a)	100,000	78,525
4.30%, 03/01/48 (a)	200,000	170,470
4.75%, 11/15/48 (a)	100,000	90,563
4.50%, 03/15/49 (a)	150,000	131,787
3.35%, 09/15/49 (a)	100,000	72,237
3.80%, 04/15/50 (a)	100,000	77,590
3.95%, 05/01/50 (a)	200,000	160,316
2.50%, 05/15/51 (a)	100,000	61,823
4.50%, 08/01/54 (a)	100,000	85,843
4.25%, 11/01/66 (a)	200,000	159,630
4.65%, 03/01/68 (a)	50,000	42,609
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	98,071
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	85,052	74,577
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	142,035
3.40%, 02/15/28 (a)	150,000	138,331
3.10%, 08/05/29 (a)	200,000	176,546
4.25%, 05/15/30 (a)	150,000	140,839
2.40%, 05/15/31 (a)	150,000	122,076
4.90%, 01/15/34	150,000	143,946
3.90%, 02/01/35	50,000	42,859
1.88%, 08/20/35	216,580	178,724
3.88%, 08/01/42	150,000	116,457
4.10%, 04/15/43	100,000	78,979
5.10%, 01/15/44	75,000	67,973
4.10%, 02/01/45	150,000	117,537
4.75%, 11/15/45 (a)	300,000	256,713
4.55%, 04/01/46 (a)	150,000	124,290
4.40%, 01/15/47 (a)	100,000	81,942
4.05%, 02/15/48 (a)	150,000	115,455
4.95%, 10/17/48 (a)	150,000	133,076
5.25%, 05/15/50 (a)(h)	200,000	185,688
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	128,804
2.65%, 07/15/31 (a)	100,000	76,118
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	144,214
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	86,588	73,231
See financial notes
60Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34	86,913	79,970
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	130,121
4.95%, 08/15/45 (a)	100,000	91,264
4.70%, 05/01/48 (a)	150,000	131,925
3.50%, 05/01/50 (a)	100,000	73,202
4.20%, 11/15/69 (a)	100,000	77,069
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,349
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	96,237
2.90%, 06/15/26 (a)	200,000	185,960
3.15%, 06/01/27 (a)	50,000	46,216
3.80%, 08/01/28 (a)	150,000	140,314
2.55%, 11/01/29 (a)	100,000	84,696
3.00%, 03/15/32 (a)	100,000	84,548
3.95%, 10/01/42 (a)	130,000	106,933
4.45%, 06/15/45 (a)	150,000	127,811
4.65%, 01/15/46 (a)	150,000	132,524
3.94%, 11/01/47 (a)	200,000	158,572
4.15%, 02/28/48 (a)	100,000	81,680
4.10%, 05/15/49 (a)	100,000	81,162
3.40%, 11/01/49 (a)	100,000	71,218
3.05%, 05/15/50 (a)	200,000	133,500
2.90%, 08/25/51 (a)	100,000	64,285
4.05%, 08/15/52 (a)	150,000	119,637
3.70%, 03/15/53 (a)	75,000	55,925
3.16%, 05/15/55 (a)	300,000	197,514
4.10%, 05/15/21 (a)	100,000	68,474
Ryder System, Inc.
3.65%, 03/18/24 (a)	100,000	97,929
4.63%, 06/01/25 (a)	150,000	146,637
3.35%, 09/01/25 (a)	150,000	142,308
2.90%, 12/01/26 (a)	100,000	91,157
2.85%, 03/01/27 (a)	100,000	90,927
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	219,135
3.00%, 11/15/26 (a)	95,000	87,693
5.13%, 06/15/27 (a)	300,000	295,920
3.45%, 11/16/27 (a)	100,000	92,129
2.63%, 02/10/30 (a)	150,000	125,013
Union Pacific Corp.
3.15%, 03/01/24 (a)	100,000	97,931
3.25%, 01/15/25 (a)	100,000	96,625
3.75%, 07/15/25 (a)	150,000	145,677
2.75%, 03/01/26 (a)	150,000	140,709
3.00%, 04/15/27 (a)	200,000	186,352
3.95%, 09/10/28 (a)	250,000	239,240
3.70%, 03/01/29 (a)	150,000	140,460
2.40%, 02/05/30 (a)	200,000	170,228
2.38%, 05/20/31 (a)	200,000	165,950
2.80%, 02/14/32 (a)	250,000	211,362
4.50%, 01/20/33 (a)	200,000	192,672
3.60%, 09/15/37 (a)	150,000	126,536
3.55%, 08/15/39 (a)	100,000	82,375
3.20%, 05/20/41 (a)	200,000	154,650
4.05%, 11/15/45 (a)	150,000	125,019
4.05%, 03/01/46 (a)	150,000	124,001
4.00%, 04/15/47 (a)	150,000	123,525
4.30%, 03/01/49 (a)	100,000	86,265
3.25%, 02/05/50 (a)	350,000	253,326
3.80%, 10/01/51 (a)	150,000	119,462
4.95%, 09/09/52 (a)	150,000	145,057
3.50%, 02/14/53 (a)	150,000	112,517
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 05/15/53 (a)	100,000	95,829
3.88%, 02/01/55 (a)	50,000	39,371
3.95%, 08/15/59 (a)	100,000	78,117
3.84%, 03/20/60 (a)	350,000	267,858
3.55%, 05/20/61 (a)	100,000	71,924
2.97%, 09/16/62 (a)	150,000	94,388
5.15%, 01/20/63 (a)	100,000	96,305
4.10%, 09/15/67 (a)	100,000	78,669
3.75%, 02/05/70 (a)	200,000	145,452
3.80%, 04/06/71 (a)	150,000	109,926
3.85%, 02/14/72 (a)	100,000	74,318
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	79,863	78,341
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	88,296	82,642
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	91,190	85,755
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	106,468	96,453
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	73,569	65,679
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	121,367	109,375
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	75,008	68,734
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	88,452	74,739
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	377,267	374,531
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	108,525	105,053
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	95,745
3.90%, 04/01/25 (a)	150,000	146,628
3.05%, 11/15/27 (a)	250,000	232,285
3.40%, 03/15/29 (a)	100,000	92,560
4.45%, 04/01/30 (a)	250,000	244,730
6.20%, 01/15/38	295,000	326,863
5.20%, 04/01/40 (a)	100,000	101,034
4.88%, 11/15/40 (a)	100,000	97,274
3.40%, 11/15/46 (a)	100,000	76,215
3.75%, 11/15/47 (a)	150,000	123,494
4.25%, 03/15/49 (a)	100,000	88,754
3.40%, 09/01/49 (a)	100,000	77,917
5.30%, 04/01/50 (a)	300,000	309,903
		23,849,005
		602,041,574

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	235,712
2.10%, 07/01/30 (a)	175,000	141,008
4.15%, 05/01/49 (a)	100,000	80,689
3.45%, 05/15/51 (a)	100,000	71,480
5.25%, 05/15/52 (a)	200,000	190,288
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	119,450
3.80%, 06/15/49 (a)	100,000	79,861
3.65%, 04/01/50 (a)	100,000	77,169
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	95,478
1.45%, 09/15/30 (a)	250,000	195,245
See financial notes
Schwab Taxable Bond Funds | Semiannual Report61

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 03/15/32 (a)	150,000	127,973
6.00%, 03/01/39	100,000	104,516
3.85%, 12/01/42	150,000	122,070
4.15%, 08/15/44 (a)	150,000	124,938
3.70%, 12/01/47 (a)	100,000	77,059
4.30%, 07/15/48 (a)	150,000	126,324
3.45%, 10/01/49 (a)	100,000	73,144
3.13%, 07/15/51 (a)	100,000	68,221
3.00%, 03/15/52 (a)	150,000	99,353
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	95,470
1.95%, 03/15/27 (a)	150,000	132,395
1.75%, 03/15/28 (a)	100,000	85,281
3.50%, 01/15/31 (a)	200,000	175,922
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	91,644
4.15%, 03/15/46 (a)	150,000	124,506
3.70%, 12/01/47 (a)	100,000	79,450
4.50%, 03/15/49 (a)	100,000	90,737
2.90%, 06/15/51 (a)	100,000	66,649
5.90%, 12/01/52 (a)	100,000	108,962
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	153,471
3.20%, 11/13/27 (a)	150,000	137,845
4.30%, 12/01/28 (a)	100,000	95,229
2.30%, 03/01/30 (a)	150,000	122,594
3.25%, 03/01/50 (a)	150,000	101,079
3.88%, 02/15/62 (a)(b)	150,000	125,823
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	93,913
2.70%, 04/01/31 (a)	150,000	124,278
7.00%, 04/01/38	100,000	112,571
4.50%, 03/01/49 (a)	100,000	83,892
3.70%, 05/01/50 (a)	200,000	150,112
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	84,939
6.35%, 12/15/32 (a)	100,000	106,536
4.50%, 04/01/42 (a)	150,000	128,033
4.25%, 03/01/49 (a)	100,000	79,042
3.35%, 05/15/50 (a)	250,000	170,617
2.65%, 09/15/50 (a)	150,000	90,719
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	94,462
2.30%, 03/15/31 (a)	100,000	81,694
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	144,214
3.20%, 04/15/25 (a)	150,000	142,540
3.80%, 06/01/29 (a)	100,000	90,563
Avista Corp.
4.35%, 06/01/48 (a)	100,000	85,925
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100,000	108,309
3.50%, 08/15/46 (a)	150,000	113,421
3.20%, 09/15/49 (a)	150,000	106,764
4.55%, 06/01/52 (a)	100,000	88,605
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	400,000	391,632
3.25%, 04/15/28 (a)	150,000	138,802
3.70%, 07/15/30 (a)	150,000	138,022
6.13%, 04/01/36	298,000	317,084
5.95%, 05/15/37	200,000	208,096
5.15%, 11/15/43 (a)	100,000	94,858
4.50%, 02/01/45 (a)	150,000	130,803
3.80%, 07/15/48 (a)	150,000	116,546
4.45%, 01/15/49 (a)	100,000	86,441
4.25%, 10/15/50 (a)	200,000	166,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 05/15/51 (a)	250,000	162,902
4.60%, 05/01/53 (a)	200,000	176,208
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	323,449
2.50%, 06/15/30 (a)	50,000	40,750
4.35%, 05/01/33 (a)	150,000	134,384
3.88%, 10/15/49 (a)	100,000	73,363
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	141,070
4.45%, 10/01/32 (a)	150,000	143,925
4.50%, 04/01/44 (a)	250,000	223,315
4.25%, 02/01/49 (a)	100,000	87,336
2.90%, 07/01/50 (a)	200,000	135,856
3.35%, 04/01/51 (a)	150,000	111,074
3.60%, 03/01/52 (a)	100,000	77,489
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	239,015
4.25%, 11/01/28 (a)	45,000	42,244
2.95%, 03/01/30 (a)	100,000	85,574
3.70%, 09/01/49 (a)	100,000	75,815
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	140,898
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	93,261
4.88%, 03/01/44 (a)	100,000	90,063
4.75%, 06/01/50 (a)(b)	100,000	89,718
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	92,554
2.95%, 08/15/27 (a)	150,000	138,280
2.20%, 03/01/30 (a)	100,000	83,684
5.90%, 03/15/36	150,000	155,611
3.80%, 10/01/42 (a)	100,000	81,784
4.60%, 08/15/43 (a)	100,000	90,726
4.70%, 01/15/44 (a)	100,000	91,859
3.70%, 03/01/45 (a)	100,000	78,044
4.35%, 11/15/45 (a)	100,000	86,022
3.65%, 06/15/46 (a)	100,000	76,669
3.75%, 08/15/47 (a)	150,000	117,749
4.00%, 03/01/48 (a)	150,000	123,420
4.00%, 03/01/49 (a)	150,000	122,679
3.20%, 11/15/49 (a)	100,000	71,283
3.00%, 03/01/50 (a)	150,000	102,974
3.13%, 03/15/51 (a)	200,000	139,094
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	177,888
2.05%, 07/01/31 (a)	100,000	80,824
4.00%, 04/01/48 (a)	200,000	167,848
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	47,584
3.35%, 04/01/30 (a)	200,000	178,918
2.40%, 06/15/31 (a)	200,000	163,878
5.30%, 03/01/35	80,000	79,501
5.85%, 03/15/36	150,000	154,375
6.75%, 04/01/38	100,000	111,238
5.50%, 12/01/39	200,000	195,340
4.20%, 03/15/42	50,000	42,121
4.45%, 03/15/44 (a)	230,000	196,673
4.50%, 12/01/45 (a)	150,000	128,775
3.85%, 06/15/46 (a)	200,000	156,320
3.88%, 06/15/47 (a)	150,000	117,000
4.65%, 12/01/48 (a)	100,000	88,102
4.13%, 05/15/49 (a)	100,000	81,866
3.95%, 04/01/50 (a)	150,000	119,060
6.15%, 11/15/52 (a)	150,000	160,755
4.63%, 12/01/54 (a)	100,000	85,873
4.30%, 12/01/56 (a)	150,000	121,826
See financial notes
62Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/57 (a)	100,000	77,792
4.50%, 05/15/58 (a)	100,000	83,428
3.70%, 11/15/59 (a)	100,000	72,418
3.00%, 12/01/60 (a)	100,000	62,464
3.60%, 06/15/61 (a)	200,000	144,210
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	237,780
6.25%, 10/01/39	262,000	270,219
5.75%, 10/01/41 (a)	100,000	97,291
Consumers Energy Co.
3.95%, 05/15/43 (a)	230,000	192,142
4.05%, 05/15/48 (a)	100,000	83,640
4.35%, 04/15/49 (a)	100,000	87,942
3.50%, 08/01/51 (a)	200,000	152,084
2.50%, 05/01/60 (a)	200,000	112,672
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	151,938
6.05%, 01/15/38	100,000	108,184
5.45%, 02/01/41 (a)	100,000	99,263
5.10%, 06/01/65 (a)	100,000	96,843
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	144,735
3.90%, 10/01/25 (a)	150,000	145,165
1.45%, 04/15/26 (a)	200,000	177,770
2.85%, 08/15/26 (a)	150,000	138,078
4.25%, 06/01/28 (a)	150,000	143,020
3.38%, 04/01/30 (a)	350,000	307,002
5.38%, 11/15/32 (a)	150,000	147,361
5.25%, 08/01/33	180,000	175,858
5.95%, 06/15/35	100,000	102,940
7.00%, 06/15/38	100,000	110,016
4.90%, 08/01/41 (a)	100,000	88,442
4.05%, 09/15/42 (a)	100,000	77,672
4.70%, 12/01/44 (a)	50,000	43,151
4.60%, 03/15/49 (a)	100,000	85,324
4.85%, 08/15/52 (a)	100,000	87,140
5.75%, 10/01/54 (a)(b)	150,000	145,081
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	126,123
2.63%, 03/01/31 (a)	300,000	253,827
3.70%, 03/15/45 (a)	250,000	199,800
3.75%, 08/15/47 (a)	150,000	118,188
4.05%, 05/15/48 (a)	100,000	83,307
3.95%, 03/01/49 (a)	150,000	123,543
2.95%, 03/01/50 (a)	100,000	68,349
DTE Energy Co.
2.53%, 10/01/24	100,000	95,535
4.22%, 11/01/24 (g)	200,000	195,800
1.05%, 06/01/25 (a)	200,000	181,222
2.85%, 10/01/26 (a)	200,000	183,800
3.40%, 06/15/29 (a)	100,000	89,078
2.95%, 03/01/30 (a)	100,000	85,685
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	139,732
3.95%, 11/15/28 (a)	150,000	143,049
2.45%, 08/15/29 (a)	150,000	127,964
2.45%, 02/01/30 (a)	100,000	85,492
6.45%, 10/15/32	230,000	249,288
6.05%, 04/15/38	150,000	159,670
5.30%, 02/15/40	150,000	147,162
4.25%, 12/15/41 (a)	155,000	133,833
3.75%, 06/01/45 (a)	150,000	117,531
3.88%, 03/15/46 (a)	100,000	78,330
3.70%, 12/01/47 (a)	150,000	115,124
3.95%, 03/15/48 (a)	100,000	80,151
3.20%, 08/15/49 (a)	150,000	106,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/15/51 (a)	150,000	109,205
3.55%, 03/15/52 (a)	100,000	74,711
5.35%, 01/15/53 (a)	150,000	148,350
Duke Energy Corp.
3.75%, 04/15/24 (a)	205,000	201,236
0.90%, 09/15/25 (a)	200,000	179,014
2.65%, 09/01/26 (a)	300,000	274,140
3.15%, 08/15/27 (a)	200,000	184,244
4.30%, 03/15/28 (a)	175,000	167,190
3.40%, 06/15/29 (a)	50,000	44,737
2.45%, 06/01/30 (a)	250,000	205,605
2.55%, 06/15/31 (a)	200,000	161,330
4.50%, 08/15/32 (a)	200,000	185,346
4.80%, 12/15/45 (a)	200,000	175,718
3.75%, 09/01/46 (a)	250,000	184,337
3.95%, 08/15/47 (a)	100,000	75,805
4.20%, 06/15/49 (a)	100,000	79,503
3.50%, 06/15/51 (a)	200,000	140,068
5.00%, 08/15/52 (a)	200,000	177,976
3.25%, 01/15/82 (a)(b)	100,000	79,689
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	239,733
3.80%, 07/15/28 (a)	150,000	142,123
1.75%, 06/15/30 (a)	250,000	199,715
2.40%, 12/15/31 (a)	100,000	81,333
6.35%, 09/15/37	150,000	161,751
4.20%, 07/15/48 (a)	150,000	126,582
3.00%, 12/15/51 (a)	100,000	67,898
5.95%, 11/15/52 (a)	150,000	160,254
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	105,964
6.35%, 08/15/38	200,000	218,552
4.90%, 07/15/43 (a)	100,000	93,111
3.25%, 10/01/49 (a)	150,000	106,160
2.75%, 04/01/50 (a)	100,000	62,957
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	122,694
4.30%, 02/01/49 (a)	150,000	122,918
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	187,978
2.00%, 08/15/31 (a)	150,000	118,295
4.10%, 05/15/42 (a)	100,000	83,650
4.10%, 03/15/43 (a)	150,000	125,517
4.15%, 12/01/44 (a)	278,000	231,663
4.20%, 08/15/45 (a)	100,000	83,530
3.70%, 10/15/46 (a)	250,000	190,255
2.50%, 08/15/50 (a)	150,000	89,904
Edison International
3.55%, 11/15/24 (a)	100,000	96,763
4.95%, 04/15/25 (a)	100,000	98,648
4.70%, 08/15/25	100,000	97,544
5.75%, 06/15/27 (a)	100,000	100,552
4.13%, 03/15/28 (a)	100,000	93,365
6.95%, 11/15/29 (a)	100,000	105,046
El Paso Electric Co.
6.00%, 05/15/35	44,000	44,101
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	141,184
4.75%, 06/15/46 (a)	250,000	196,907
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	97,067
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	96,227
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	97,991
See financial notes
Schwab Taxable Bond Funds | Semiannual Report63

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	196,200
4.20%, 04/01/49 (a)	150,000	125,426
2.65%, 06/15/51 (a)	100,000	62,304
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	223,087
2.95%, 09/01/26 (a)	300,000	276,156
1.90%, 06/15/28 (a)	150,000	127,062
2.80%, 06/15/30 (a)	100,000	83,863
2.40%, 06/15/31 (a)	150,000	118,830
3.75%, 06/15/50 (a)	150,000	110,186
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	186,630
2.40%, 10/01/26 (a)	150,000	135,429
3.25%, 04/01/28 (a)	150,000	137,273
2.35%, 06/15/32 (a)	100,000	79,372
4.00%, 03/15/33 (a)	100,000	90,256
3.10%, 06/15/41 (a)	100,000	75,150
4.20%, 09/01/48 (a)	100,000	84,188
4.20%, 04/01/50 (a)	150,000	124,247
2.90%, 03/15/51 (a)	200,000	130,874
4.75%, 09/15/52 (a)	100,000	90,931
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	77,147
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	117,284
4.50%, 03/30/39 (a)	100,000	88,526
3.55%, 09/30/49 (a)	100,000	72,714
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	187,780
4.13%, 03/01/42 (a)	100,000	83,833
4.25%, 12/01/45 (a)	100,000	83,162
3.25%, 09/01/49 (a)	100,000	70,809
3.45%, 04/15/50 (a)	50,000	36,742
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	100,000	97,381
4.20%, 03/15/48 (a)	100,000	83,202
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	190,634
2.90%, 09/15/29 (a)	250,000	214,370
Eversource Energy
4.20%, 06/27/24	200,000	196,596
3.15%, 01/15/25 (a)	130,000	125,004
0.80%, 08/15/25 (a)	200,000	179,150
3.30%, 01/15/28 (a)	100,000	92,203
4.25%, 04/01/29 (a)	150,000	141,072
1.65%, 08/15/30 (a)	250,000	193,577
2.55%, 03/15/31 (a)	100,000	82,001
3.38%, 03/01/32 (a)	150,000	128,735
3.45%, 01/15/50 (a)	150,000	108,194
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	242,122
3.40%, 04/15/26 (a)	150,000	141,519
4.05%, 04/15/30 (a)	300,000	275,304
4.95%, 06/15/35 (a)(c)	80,000	75,938
5.63%, 06/15/35	200,000	201,780
5.10%, 06/15/45 (a)	200,000	184,246
4.45%, 04/15/46 (a)	200,000	166,868
4.70%, 04/15/50 (a)	100,000	87,041
4.10%, 03/15/52 (a)	150,000	119,159
5.60%, 03/15/53 (a)	100,000	97,844
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	143,496
3.13%, 12/01/25 (a)	150,000	143,161
2.45%, 02/03/32 (a)	300,000	246,636
5.63%, 04/01/34	150,000	157,605
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 02/01/37	100,000	102,926
5.96%, 04/01/39	200,000	214,266
5.69%, 03/01/40	150,000	156,937
5.25%, 02/01/41 (a)	150,000	149,116
4.05%, 06/01/42 (a)	100,000	85,223
4.05%, 10/01/44 (a)	150,000	126,462
3.70%, 12/01/47 (a)	100,000	79,096
3.95%, 03/01/48 (a)	100,000	82,078
4.13%, 06/01/48 (a)	150,000	127,070
3.99%, 03/01/49 (a)	100,000	83,056
3.15%, 10/01/49 (a)	100,000	71,018
2.88%, 12/04/51 (a)	200,000	133,598
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	283,314
Georgia Power Co.
2.20%, 09/15/24 (a)	200,000	190,936
2.65%, 09/15/29 (a)	150,000	127,473
4.75%, 09/01/40	150,000	134,861
4.30%, 03/15/42	150,000	126,387
4.30%, 03/15/43	100,000	83,816
3.70%, 01/30/50 (a)	100,000	74,115
3.25%, 03/15/51 (a)	100,000	67,904
5.13%, 05/15/52 (a)	200,000	187,112
Iberdrola International BV
6.75%, 07/15/36	100,000	109,012
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	125,645
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	85,763
3.75%, 07/01/47 (a)	100,000	75,644
4.25%, 08/15/48 (a)	100,000	82,673
3.25%, 05/01/51 (a)	150,000	104,201
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	96,419
2.30%, 06/01/30 (a)	200,000	164,192
6.25%, 07/15/39	150,000	157,662
3.50%, 09/30/49 (a)	100,000	73,167
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	93,610
5.30%, 07/01/43 (a)	100,000	94,345
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	95,981
4.38%, 10/01/45 (a)	100,000	85,126
3.30%, 06/01/50 (a)	100,000	70,956
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	85,046
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	185,442
6.75%, 12/30/31	100,000	111,376
4.80%, 09/15/43 (a)	100,000	93,236
4.40%, 10/15/44 (a)	100,000	88,908
4.25%, 05/01/46 (a)	100,000	84,638
3.95%, 08/01/47 (a)	50,000	41,548
3.65%, 08/01/48 (a)	150,000	117,048
4.25%, 07/15/49 (a)	150,000	129,921
3.15%, 04/15/50 (a)	100,000	71,485
2.70%, 08/01/52 (a)	200,000	130,214
Mississippi Power Co.
4.25%, 03/15/42	100,000	82,515
3.10%, 07/30/51 (a)	100,000	65,701
National Rural Utilities Cooperative Finance Corp.
1.00%, 10/18/24	200,000	186,546
3.25%, 11/01/25 (a)	250,000	237,480
3.40%, 02/07/28 (a)	200,000	186,026
3.70%, 03/15/29 (a)	250,000	229,867
See financial notes
64Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 03/15/30 (a)	150,000	126,689
1.35%, 03/15/31 (a)	150,000	112,658
1.65%, 06/15/31 (a)	200,000	154,104
2.75%, 04/15/32 (a)	100,000	82,805
4.02%, 11/01/32 (a)	150,000	137,713
4.15%, 12/15/32 (a)	100,000	92,179
4.40%, 11/01/48 (a)	100,000	86,058
4.30%, 03/15/49 (a)	100,000	85,369
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	233,520
6.65%, 04/01/36	100,000	110,547
6.75%, 07/01/37	100,000	111,871
3.13%, 08/01/50 (a)	100,000	69,432
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	250,000	243,877
4.20%, 06/20/24	150,000	147,498
4.26%, 09/01/24	275,000	269,926
4.45%, 06/20/25	250,000	244,845
1.88%, 01/15/27 (a)	150,000	132,263
3.55%, 05/01/27 (a)	250,000	233,812
4.63%, 07/15/27 (a)	200,000	194,624
4.90%, 02/28/28 (a)	200,000	195,800
1.90%, 06/15/28 (a)	300,000	253,758
3.50%, 04/01/29 (a)	150,000	135,935
2.75%, 11/01/29 (a)	150,000	127,803
2.25%, 06/01/30 (a)	300,000	243,102
2.44%, 01/15/32 (a)	200,000	158,476
5.00%, 07/15/32 (a)	200,000	192,690
3.00%, 01/15/52 (a)	100,000	65,671
5.25%, 02/28/53 (a)	200,000	189,548
4.80%, 12/01/77 (a)(b)	150,000	133,337
3.80%, 03/15/82 (a)(b)	100,000	85,807
Northern States Power Co.
5.35%, 11/01/39	100,000	100,963
3.40%, 08/15/42 (a)	250,000	196,892
4.00%, 08/15/45 (a)	150,000	124,431
3.60%, 09/15/47 (a)	150,000	116,793
2.90%, 03/01/50 (a)	150,000	101,931
3.20%, 04/01/52 (a)	100,000	71,591
4.50%, 06/01/52 (a)	100,000	90,413
NSTAR Electric Co.
3.25%, 05/15/29 (a)	150,000	135,974
5.50%, 03/15/40	250,000	254,307
4.55%, 06/01/52 (a)	150,000	135,876
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	101,882
5.38%, 11/01/40	200,000	185,264
4.50%, 04/01/47 (a)(c)	100,000	81,838
3.75%, 08/01/50 (a)	100,000	74,184
Ohio Edison Co.
6.88%, 07/15/36	100,000	109,850
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	84,793
1.63%, 01/15/31 (a)	150,000	115,977
4.00%, 06/01/49 (a)	50,000	40,303
2.90%, 10/01/51 (a)	150,000	99,263
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	93,665
3.30%, 03/15/30 (a)	100,000	88,886
3.25%, 04/01/30 (a)	150,000	132,726
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	242,232
2.95%, 04/01/25 (a)	100,000	95,348
0.55%, 10/01/25 (a)	250,000	223,162
3.70%, 11/15/28 (a)	100,000	94,018
4.15%, 06/01/32 (a)	100,000	94,169
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 09/15/32 (a)	100,000	96,962
5.25%, 09/30/40	150,000	149,748
4.55%, 12/01/41 (a)	380,000	349,535
5.30%, 06/01/42 (a)	37,000	37,269
3.80%, 09/30/47 (a)	100,000	81,561
3.80%, 06/01/49 (a)	100,000	80,916
3.10%, 09/15/49 (a)	150,000	105,824
3.70%, 05/15/50 (a)	100,000	79,160
2.70%, 11/15/51 (a)	100,000	65,113
4.60%, 06/01/52 (a)	100,000	91,071
5.35%, 10/01/52 (a)	78,000	79,697
Pacific Gas & Electric Co.
3.40%, 08/15/24 (a)	200,000	192,658
3.45%, 07/01/25	200,000	189,718
3.15%, 01/01/26	325,000	301,912
2.95%, 03/01/26 (a)	200,000	184,558
2.10%, 08/01/27 (a)	200,000	170,332
3.30%, 12/01/27 (a)	250,000	223,550
3.00%, 06/15/28 (a)	150,000	131,156
3.75%, 07/01/28	200,000	180,214
4.55%, 07/01/30 (a)	550,000	497,024
2.50%, 02/01/31 (a)	450,000	350,923
3.25%, 06/01/31 (a)	150,000	122,571
4.40%, 03/01/32 (a)	100,000	87,266
5.90%, 06/15/32 (a)	100,000	96,706
4.50%, 07/01/40 (a)	350,000	274,491
3.30%, 08/01/40 (a)	250,000	169,940
4.20%, 06/01/41 (a)	100,000	75,666
4.60%, 06/15/43 (a)	150,000	114,479
4.75%, 02/15/44 (a)	200,000	157,390
4.30%, 03/15/45 (a)	200,000	144,896
4.00%, 12/01/46 (a)	100,000	68,388
3.95%, 12/01/47 (a)	200,000	137,428
4.95%, 07/01/50 (a)	550,000	434,907
3.50%, 08/01/50 (a)	350,000	220,773
5.25%, 03/01/52 (a)	100,000	82,518
6.75%, 01/15/53 (a)	150,000	149,446
PacifiCorp
3.50%, 06/15/29 (a)	150,000	137,800
7.70%, 11/15/31	100,000	119,391
5.75%, 04/01/37	100,000	102,560
6.25%, 10/15/37	100,000	107,932
6.35%, 07/15/38	100,000	109,550
6.00%, 01/15/39	130,000	135,894
4.13%, 01/15/49 (a)	150,000	124,566
4.15%, 02/15/50 (a)	150,000	124,368
3.30%, 03/15/51 (a)	100,000	71,536
5.35%, 12/01/53 (a)	200,000	197,650
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	84,516
3.90%, 03/01/48 (a)	150,000	123,041
3.00%, 09/15/49 (a)	100,000	68,922
2.80%, 06/15/50 (a)	100,000	65,540
3.05%, 03/15/51 (a)	150,000	103,256
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	159,008
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	147,144
6.50%, 11/15/37	150,000	165,900
4.15%, 03/15/43 (a)	100,000	86,015
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	140,415
4.13%, 04/15/30 (a)	200,000	187,108
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	45,952
4.13%, 06/15/44 (a)	100,000	84,506
See financial notes
Schwab Taxable Bond Funds | Semiannual Report65

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/01/47 (a)	150,000	125,135
4.15%, 06/15/48 (a)	100,000	85,976
Progress Energy, Inc.
7.75%, 03/01/31	150,000	169,312
7.00%, 10/30/31	100,000	107,942
6.00%, 12/01/39	100,000	100,903
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	94,560
1.90%, 01/15/31 (a)	150,000	120,962
1.88%, 06/15/31 (a)	150,000	118,761
6.25%, 09/01/37	100,000	109,665
3.60%, 09/15/42 (a)	100,000	79,670
4.30%, 03/15/44 (a)	40,000	35,379
3.80%, 06/15/47 (a)	200,000	159,660
4.05%, 09/15/49 (a)	100,000	82,080
3.20%, 03/01/50 (a)	100,000	72,025
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	82,016
3.60%, 07/01/49 (a)	50,000	38,977
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	79,650
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	222,062
2.25%, 09/15/26 (a)	150,000	136,487
3.20%, 05/15/29 (a)	100,000	90,231
1.90%, 08/15/31 (a)	250,000	199,180
4.90%, 12/15/32 (a)	150,000	149,674
3.95%, 05/01/42 (a)	150,000	126,081
3.80%, 03/01/46 (a)	150,000	120,207
3.60%, 12/01/47 (a)	100,000	77,835
3.85%, 05/01/49 (a)	150,000	122,390
3.15%, 01/01/50 (a)	100,000	72,254
2.70%, 05/01/50 (a)	150,000	99,000
2.05%, 08/01/50 (a)	200,000	113,742
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	193,130
0.80%, 08/15/25 (a)	250,000	224,325
1.60%, 08/15/30 (a)	200,000	154,920
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	224,647
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	386,446
4.22%, 06/15/48 (a)	100,000	84,384
3.25%, 09/15/49 (a)	100,000	71,319
2.89%, 09/15/51 (a)	100,000	65,447
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	137,961
1.70%, 10/01/30 (a)	200,000	157,678
6.00%, 06/01/39	150,000	156,964
4.50%, 08/15/40	100,000	90,445
4.15%, 05/15/48 (a)	100,000	84,053
4.10%, 06/15/49 (a)	100,000	81,496
3.32%, 04/15/50 (a)	100,000	71,642
2.95%, 08/15/51 (a)	150,000	99,527
Southern California Edison Co.
4.20%, 06/01/25	100,000	97,959
3.70%, 08/01/25 (a)	200,000	192,258
1.20%, 02/01/26 (a)	250,000	221,697
5.85%, 11/01/27 (a)	150,000	153,645
3.65%, 03/01/28 (a)	250,000	233,955
4.20%, 03/01/29 (a)	100,000	94,440
2.85%, 08/01/29 (a)	100,000	86,486
2.25%, 06/01/30 (a)	150,000	123,588
2.75%, 02/01/32 (a)	100,000	82,914
5.95%, 11/01/32 (a)	125,000	130,329
6.00%, 01/15/34	150,000	156,973
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 01/15/37	150,000	147,952
5.95%, 02/01/38	100,000	102,908
5.50%, 03/15/40	100,000	97,618
4.50%, 09/01/40 (a)	150,000	129,212
4.05%, 03/15/42 (a)	100,000	80,750
3.90%, 03/15/43 (a)	50,000	39,297
4.65%, 10/01/43 (a)	150,000	130,671
3.60%, 02/01/45 (a)	100,000	72,813
4.00%, 04/01/47 (a)	300,000	235,392
4.13%, 03/01/48 (a)	250,000	199,247
4.88%, 03/01/49 (a)	100,000	89,388
3.65%, 02/01/50 (a)	200,000	147,362
2.95%, 02/01/51 (a)	200,000	129,136
3.65%, 06/01/51 (a)	100,000	74,146
3.45%, 02/01/52 (a)	100,000	71,129
5.45%, 06/01/52 (a)	100,000	97,118
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	97,769
0.90%, 01/15/26 (a)	150,000	132,932
5.25%, 07/15/43	50,000	45,620
4.95%, 12/15/46 (a)	100,000	86,470
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	134,252
2.75%, 10/01/26 (a)	150,000	137,046
4.10%, 09/15/28 (a)	150,000	141,957
6.20%, 03/15/40	100,000	103,420
3.90%, 04/01/45 (a)	150,000	115,514
3.85%, 02/01/48 (a)	50,000	37,675
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	131,954
3.40%, 08/15/46 (a)	150,000	108,257
3.70%, 08/15/47 (a)	100,000	76,339
3.15%, 05/01/50 (a)	150,000	104,975
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	81,243
4.10%, 06/15/42 (a)	200,000	167,352
4.30%, 06/15/48 (a)	250,000	208,060
The AES Corp.
1.38%, 01/15/26 (a)	150,000	132,828
2.45%, 01/15/31 (a)	200,000	159,008
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	100,000	99,975
The Connecticut Light & Power Co.
5.25%, 01/15/53 (a)	150,000	150,148
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	79,660
The Southern Co.
4.48%, 08/01/24 (g)	150,000	147,819
3.25%, 07/01/26 (a)	400,000	373,552
5.11%, 08/01/27 (g)	150,000	148,275
3.70%, 04/30/30 (a)	250,000	225,627
4.25%, 07/01/36 (a)	50,000	43,594
4.40%, 07/01/46 (a)	400,000	328,400
4.00%, 01/15/51 (a)(b)	250,000	234,227
3.75%, 09/15/51 (a)(b)	200,000	172,120
The Toledo Edison Co.
6.15%, 05/15/37	100,000	104,756
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	154,708
4.85%, 12/01/48 (a)	50,000	44,112
4.00%, 06/15/50 (a)	100,000	78,533
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	137,805
2.95%, 03/15/30 (a)	200,000	175,836
2.15%, 03/15/32 (a)	100,000	79,114
See financial notes
66Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 09/15/42 (a)	40,000	32,771
4.00%, 04/01/48 (a)	250,000	201,767
2.63%, 03/15/51 (a)	100,000	63,911
3.90%, 04/01/52 (a)	150,000	120,525
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	235,395
3.75%, 05/15/27 (a)	150,000	142,503
3.80%, 04/01/28 (a)	150,000	141,688
2.88%, 07/15/29 (a)	250,000	219,780
2.40%, 03/30/32 (a)	150,000	121,299
6.00%, 05/15/37	150,000	158,188
8.88%, 11/15/38	150,000	201,721
4.00%, 01/15/43 (a)	100,000	82,316
4.65%, 08/15/43 (a)	200,000	177,776
4.45%, 02/15/44 (a)	100,000	86,192
4.20%, 05/15/45 (a)	100,000	81,947
3.80%, 09/15/47 (a)	150,000	116,606
4.60%, 12/01/48 (a)	150,000	130,725
3.30%, 12/01/49 (a)	250,000	180,430
2.45%, 12/15/50 (a)	200,000	119,008
4.63%, 05/15/52 (a)	100,000	88,074
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	200,000	190,624
5.15%, 10/01/27 (a)	100,000	99,460
1.38%, 10/15/27 (a)	200,000	169,608
1.80%, 10/15/30 (a)	100,000	78,528
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	85,050
4.75%, 09/30/32 (a)	100,000	97,899
4.30%, 10/15/48 (a)	100,000	85,136
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	87,983
3.95%, 09/01/32 (a)	100,000	91,207
3.65%, 04/01/50 (a)	100,000	74,533
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	193,622
3.30%, 09/01/49 (a)	100,000	73,070
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	140,670
4.00%, 06/15/28 (a)	250,000	236,742
2.60%, 12/01/29 (a)	100,000	84,554
3.40%, 06/01/30 (a)	100,000	88,674
4.60%, 06/01/32 (a)	200,000	189,862
3.50%, 12/01/49 (a)	100,000	72,822
		79,079,589
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	108,039
1.50%, 01/15/31 (a)	150,000	116,538
4.13%, 10/15/44 (a)	300,000	252,744
4.30%, 10/01/48 (a)	100,000	86,253
4.13%, 03/15/49 (a)	100,000	83,644
3.38%, 09/15/49 (a)	100,000	74,052
2.85%, 02/15/52 (a)	150,000	98,414
5.75%, 10/15/52 (a)	100,000	105,045
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	95,231
1.75%, 10/01/30 (a)	100,000	78,875
5.85%, 01/15/41 (a)	100,000	102,895
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	315,791
3.49%, 05/15/27 (a)	250,000	234,155
2.95%, 09/01/29 (a)	100,000	86,401
1.70%, 02/15/31 (a)	250,000	190,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/43 (a)	45,000	43,074
4.80%, 02/15/44 (a)	209,000	186,217
5.65%, 02/01/45 (a)	100,000	98,461
4.38%, 05/15/47 (a)	200,000	167,622
3.95%, 03/30/48 (a)	100,000	78,366
5.00%, 06/15/52 (a)	75,000	68,732
ONE Gas, Inc.
1.10%, 03/11/24 (a)	68,000	65,059
2.00%, 05/15/30 (a)	100,000	81,993
4.66%, 02/01/44 (a)	100,000	89,727
4.50%, 11/01/48 (a)	100,000	85,704
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	136,753
2.50%, 03/15/31 (a)	100,000	81,503
3.64%, 11/01/46 (a)	100,000	71,610
3.35%, 06/01/50 (a)	100,000	68,173
Sempra Energy
3.30%, 04/01/25 (a)	150,000	143,610
3.25%, 06/15/27 (a)	200,000	184,226
3.40%, 02/01/28 (a)	200,000	183,274
3.70%, 04/01/29 (a)	150,000	136,471
3.80%, 02/01/38 (a)	150,000	123,620
6.00%, 10/15/39	150,000	152,770
4.00%, 02/01/48 (a)	150,000	116,591
4.13%, 04/01/52 (a)(b)	150,000	127,377
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,367
2.95%, 04/15/27 (a)	150,000	138,898
2.55%, 02/01/30 (a)	100,000	84,789
3.75%, 09/15/42 (a)	150,000	118,265
4.30%, 01/15/49 (a)	150,000	123,311
3.95%, 02/15/50 (a)	100,000	77,284
6.35%, 11/15/52 (a)	100,000	109,621
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	77,263
5.15%, 09/15/32 (a)	100,000	97,822
5.88%, 03/15/41 (a)	150,000	151,962
4.40%, 06/01/43 (a)	75,000	61,682
3.95%, 10/01/46 (a)	150,000	112,794
4.40%, 05/30/47 (a)	100,000	81,254
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	199,467
4.05%, 03/15/32 (a)	150,000	134,392
4.15%, 06/01/49 (a)	100,000	77,221
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	70,754
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	77,083
		6,362,024
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	144,649
3.75%, 09/01/28 (a)	240,000	224,573
3.45%, 06/01/29 (a)	300,000	272,682
2.30%, 06/01/31 (a)	200,000	163,294
3.75%, 09/01/47 (a)	400,000	313,224
4.15%, 06/01/49 (a)	150,000	124,104
3.45%, 05/01/50 (a)	100,000	74,081
3.25%, 06/01/51 (a)	200,000	142,350
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	89,982
2.70%, 04/15/30 (a)	100,000	83,997
2.40%, 05/01/31 (a)	200,000	160,878
4.28%, 05/01/49 (a)	100,000	81,607
See financial notes
Schwab Taxable Bond Funds | Semiannual Report67

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 04/15/50 (a)	100,000	70,106
5.30%, 05/01/52 (a)	100,000	94,779
		2,040,306
		87,481,919
Total Corporates (Cost $1,209,133,599)		1,043,422,455

TREASURIES 40.6% OF NET ASSETS
Bonds
7.50%, 11/15/24	800,000	834,828
7.63%, 02/15/25	550,000	578,735
6.88%, 08/15/25	500,000	525,879
6.00%, 02/15/26	1,310,800	1,365,741
6.75%, 08/15/26	750,000	805,957
6.50%, 11/15/26	955,300	1,024,634
6.63%, 02/15/27	696,400	754,533
6.38%, 08/15/27	743,300	805,929
6.13%, 11/15/27	1,509,500	1,631,734
5.50%, 08/15/28	280,000	297,467
5.25%, 11/15/28	1,588,100	1,677,120
5.25%, 02/15/29	795,300	840,315
6.13%, 08/15/29	900,000	1,002,164
6.25%, 05/15/30	950,000	1,080,254
5.38%, 02/15/31	1,460,000	1,597,103
4.50%, 02/15/36	1,458,700	1,558,416
4.75%, 02/15/37	1,485,000	1,625,031
5.00%, 05/15/37	1,020,000	1,141,045
4.38%, 02/15/38	1,427,600	1,496,415
4.50%, 05/15/38	1,410,000	1,496,363
3.50%, 02/15/39	1,755,300	1,655,193
4.25%, 05/15/39	2,229,500	2,298,649
4.50%, 08/15/39	2,123,300	2,253,352
4.38%, 11/15/39	2,675,900	2,799,869
4.63%, 02/15/40	2,548,600	2,745,519
1.13%, 05/15/40	7,450,000	4,722,020
4.38%, 05/15/40	2,777,000	2,898,494
1.13%, 08/15/40	8,100,000	5,106,797
3.88%, 08/15/40	2,609,100	2,560,791
1.38%, 11/15/40	8,500,000	5,590,078
4.25%, 11/15/40	2,573,600	2,646,988
1.88%, 02/15/41	11,300,000	8,083,031
4.75%, 02/15/41	1,900,000	2,078,125
2.25%, 05/15/41	10,000,000	7,604,687
4.38%, 05/15/41	2,313,700	2,416,913
1.75%, 08/15/41	12,600,000	8,740,266
3.75%, 08/15/41	2,103,600	2,019,949
2.00%, 11/15/41	11,300,000	8,170,430
3.13%, 11/15/41	2,381,600	2,082,039
2.38%, 02/15/42	9,000,000	6,927,891
3.13%, 02/15/42	2,430,900	2,116,592
3.00%, 05/15/42	2,505,300	2,133,420
3.25%, 05/15/42	7,800,000	6,900,563
2.75%, 08/15/42	2,668,100	2,175,752
3.38%, 08/15/42	7,200,000	6,485,625
2.75%, 11/15/42	4,010,800	3,262,222
4.00%, 11/15/42	7,600,000	7,497,875
3.13%, 02/15/43	3,982,900	3,435,874
3.88%, 02/15/43	4,800,000	4,660,125
2.88%, 05/15/43	5,272,800	4,366,538
3.63%, 08/15/43	3,942,900	3,674,598
3.75%, 11/15/43	3,602,900	3,416,281
3.63%, 02/15/44	2,562,900	2,380,494
3.38%, 05/15/44	4,093,600	3,655,457
3.13%, 08/15/44	4,938,200	4,228,720
3.00%, 11/15/44	4,153,600	3,479,614
2.50%, 02/15/45	5,307,000	4,058,197
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 05/15/45	2,568,600	2,146,386
2.88%, 08/15/45	3,388,200	2,766,148
3.00%, 11/15/45	1,518,600	1,267,319
2.50%, 02/15/46	4,300,000	3,272,031
2.50%, 05/15/46	3,117,800	2,371,964
2.25%, 08/15/46	5,895,800	4,259,255
2.88%, 11/15/46	2,248,900	1,834,786
3.00%, 02/15/47	4,000,000	3,333,438
3.00%, 05/15/47	3,100,000	2,584,625
2.75%, 08/15/47	5,675,000	4,516,502
2.75%, 11/15/47	4,850,000	3,860,676
3.00%, 02/15/48	5,900,000	4,923,273
3.13%, 05/15/48	7,000,000	5,982,266
3.00%, 08/15/48	8,000,000	6,683,125
3.38%, 11/15/48	6,700,000	6,000,164
3.00%, 02/15/49	8,500,000	7,117,422
2.88%, 05/15/49	9,000,000	7,363,125
2.25%, 08/15/49	7,800,000	5,600,156
2.38%, 11/15/49	7,700,000	5,685,969
2.00%, 02/15/50	9,020,000	6,106,117
1.25%, 05/15/50	13,300,000	7,386,695
1.38%, 08/15/50	11,800,000	6,773,938
1.63%, 11/15/50	11,900,000	7,302,695
1.88%, 02/15/51	13,500,000	8,828,789
2.38%, 05/15/51	13,300,000	9,776,539
2.00%, 08/15/51	13,500,000	9,086,133
1.88%, 11/15/51	11,800,000	7,685,672
2.25%, 02/15/52	11,300,000	8,073,320
2.88%, 05/15/52	10,700,000	8,776,508
3.00%, 08/15/52	8,950,000	7,536,879
4.00%, 11/15/52	9,800,000	9,982,219
3.63%, 02/15/53	3,000,000	2,858,203
Notes
2.13%, 03/31/24	8,254,400	7,992,581
2.25%, 03/31/24	10,000,000	9,696,484
0.38%, 04/15/24	8,000,000	7,589,531
2.00%, 04/30/24	5,000,000	4,824,219
2.25%, 04/30/24	7,050,000	6,823,078
2.50%, 04/30/24	9,000,000	8,732,988
0.25%, 05/15/24	9,500,000	8,963,027
2.50%, 05/15/24	10,757,600	10,430,039
2.00%, 05/31/24	8,100,000	7,796,883
2.50%, 05/31/24	8,500,000	8,232,051
0.25%, 06/15/24	9,500,000	8,929,258
1.75%, 06/30/24	9,600,000	9,191,625
2.00%, 06/30/24	4,750,000	4,560,278
3.00%, 06/30/24	9,500,000	9,244,502
0.38%, 07/15/24	9,000,000	8,442,773
1.75%, 07/31/24	7,100,000	6,778,697
2.13%, 07/31/24	4,500,000	4,320,000
3.00%, 07/31/24	9,000,000	8,746,172
0.38%, 08/15/24	9,000,000	8,413,242
2.38%, 08/15/24	11,426,900	10,998,391
1.25%, 08/31/24	5,600,000	5,294,844
1.88%, 08/31/24	4,165,000	3,974,972
3.25%, 08/31/24	8,000,000	7,794,531
0.38%, 09/15/24	10,000,000	9,320,898
1.50%, 09/30/24	5,800,000	5,495,273
2.13%, 09/30/24	3,750,000	3,589,087
4.25%, 09/30/24	8,000,000	7,910,312
0.63%, 10/15/24	10,500,000	9,795,557
1.50%, 10/31/24	5,300,000	5,010,053
2.25%, 10/31/24	3,900,000	3,732,117
4.38%, 10/31/24	7,000,000	6,934,648
0.75%, 11/15/24	10,000,000	9,319,141
2.25%, 11/15/24	10,426,900	9,975,203
1.50%, 11/30/24	6,210,000	5,857,777
2.13%, 11/30/24	3,800,000	3,624,250
See financial notes
68Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/30/24	8,000,000	7,942,344
1.00%, 12/15/24	11,000,000	10,268,887
1.75%, 12/31/24	5,500,000	5,201,797
2.25%, 12/31/24	5,100,000	4,866,715
4.25%, 12/31/24	7,500,000	7,416,211
1.13%, 01/15/25	9,700,000	9,058,322
1.38%, 01/31/25	5,100,000	4,781,449
2.50%, 01/31/25	4,500,000	4,310,684
4.13%, 01/31/25	8,000,000	7,896,562
1.50%, 02/15/25	9,000,000	8,445,586
2.00%, 02/15/25	8,798,900	8,341,426
1.13%, 02/28/25	4,450,000	4,141,368
2.75%, 02/28/25	4,450,000	4,278,345
4.63%, 02/28/25	7,500,000	7,476,270
1.75%, 03/15/25	8,500,000	7,999,961
0.50%, 03/31/25	7,100,000	6,507,871
2.63%, 03/31/25	2,200,000	2,108,219
2.63%, 04/15/25	8,000,000	7,656,875
0.38%, 04/30/25	6,000,000	5,467,031
2.88%, 04/30/25	3,500,000	3,366,563
2.13%, 05/15/25	7,721,600	7,305,659
2.75%, 05/15/25	7,000,000	6,711,250
0.25%, 05/31/25	4,400,000	3,986,125
2.88%, 05/31/25	3,600,000	3,460,359
2.88%, 06/15/25	6,200,000	5,959,023
0.25%, 06/30/25	6,000,000	5,424,609
2.75%, 06/30/25	2,350,000	2,251,043
3.00%, 07/15/25	6,000,000	5,777,344
0.25%, 07/31/25	8,100,000	7,298,227
2.88%, 07/31/25	3,500,000	3,361,230
2.00%, 08/15/25	11,107,400	10,437,919
3.13%, 08/15/25	6,300,000	6,082,207
0.25%, 08/31/25	8,900,000	7,994,355
2.75%, 08/31/25	2,400,000	2,295,094
3.50%, 09/15/25	4,500,000	4,382,051
0.25%, 09/30/25	7,900,000	7,082,844
3.00%, 09/30/25	3,400,000	3,268,781
4.25%, 10/15/25	7,000,000	6,941,484
0.25%, 10/31/25	9,400,000	8,396,109
3.00%, 10/31/25	3,100,000	2,978,059
2.25%, 11/15/25	10,580,200	9,963,573
4.50%, 11/15/25	6,000,000	5,990,625
0.38%, 11/30/25	8,500,000	7,594,883
2.88%, 11/30/25	4,000,000	3,830,313
4.00%, 12/15/25	5,000,000	4,933,398
0.38%, 12/31/25	9,300,000	8,298,070
2.63%, 12/31/25	3,100,000	2,948,148
3.88%, 01/15/26	7,000,000	6,880,508
0.38%, 01/31/26	9,400,000	8,352,047
2.63%, 01/31/26	1,400,000	1,329,672
1.63%, 02/15/26	9,545,800	8,794,441
4.00%, 02/15/26	9,000,000	8,875,898
0.50%, 02/28/26	11,100,000	9,870,762
2.50%, 02/28/26	4,500,000	4,253,906
0.75%, 03/31/26	7,200,000	6,443,719
2.25%, 03/31/26	3,900,000	3,656,098
0.75%, 04/30/26	10,000,000	8,916,016
2.38%, 04/30/26	3,500,000	3,289,180
1.63%, 05/15/26	9,424,500	8,636,671
0.75%, 05/31/26	10,000,000	8,892,578
2.13%, 05/31/26	4,700,000	4,374,672
0.88%, 06/30/26	8,400,000	7,487,813
1.88%, 06/30/26	4,450,000	4,106,689
0.63%, 07/31/26	9,500,000	8,370,391
1.88%, 07/31/26	4,200,000	3,867,938
1.50%, 08/15/26	9,971,600	9,051,564
0.75%, 08/31/26	10,500,000	9,267,891
1.38%, 08/31/26	4,100,000	3,702,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 09/30/26	10,000,000	8,847,266
1.63%, 09/30/26	3,000,000	2,730,000
1.13%, 10/31/26	10,200,000	9,087,562
1.63%, 10/31/26	3,800,000	3,450,875
2.00%, 11/15/26	8,973,900	8,254,586
1.25%, 11/30/26	10,100,000	9,022,141
1.63%, 11/30/26	3,700,000	3,356,449
1.25%, 12/31/26	9,900,000	8,828,016
1.75%, 12/31/26	4,800,000	4,371,000
1.50%, 01/31/27	13,200,000	11,864,016
2.25%, 02/15/27	8,442,600	7,814,022
1.13%, 02/28/27	2,300,000	2,036,398
1.88%, 02/28/27	10,000,000	9,108,203
0.63%, 03/31/27	3,650,000	3,154,684
2.50%, 03/31/27	9,100,000	8,487,527
0.50%, 04/30/27	6,000,000	5,145,703
2.75%, 04/30/27	9,000,000	8,470,898
2.38%, 05/15/27	9,500,000	8,804,941
0.50%, 05/31/27	6,300,000	5,384,285
2.63%, 05/31/27	9,000,000	8,423,086
0.50%, 06/30/27	7,100,000	6,052,473
3.25%, 06/30/27	8,200,000	7,869,117
0.38%, 07/31/27	6,000,000	5,073,750
2.75%, 07/31/27	8,500,000	7,986,016
2.25%, 08/15/27	7,842,000	7,209,739
0.50%, 08/31/27	7,100,000	6,022,520
3.13%, 08/31/27	8,000,000	7,635,312
0.38%, 09/30/27	8,200,000	6,897,289
4.13%, 09/30/27	8,100,000	8,058,234
0.50%, 10/31/27	8,950,000	7,552,961
4.13%, 10/31/27	6,500,000	6,467,754
2.25%, 11/15/27	8,500,000	7,789,453
0.63%, 11/30/27	9,100,000	7,711,184
3.88%, 11/30/27	8,000,000	7,886,250
0.63%, 12/31/27	10,900,000	9,216,035
3.88%, 12/31/27	8,000,000	7,883,750
0.75%, 01/31/28	11,100,000	9,421,992
3.50%, 01/31/28	8,500,000	8,242,344
2.75%, 02/15/28	10,850,000	10,151,531
1.13%, 02/29/28	11,900,000	10,272,582
4.00%, 02/29/28	9,000,000	8,934,258
1.25%, 03/31/28	10,000,000	8,671,484
1.25%, 04/30/28	11,500,000	9,950,195
2.88%, 05/15/28	11,350,000	10,658,359
1.25%, 05/31/28	10,800,000	9,328,078
1.25%, 06/30/28	9,400,000	8,101,992
1.00%, 07/31/28	10,200,000	8,652,469
2.88%, 08/15/28	12,050,000	11,293,580
1.13%, 08/31/28	10,400,000	8,866,406
1.25%, 09/30/28	9,300,000	7,966,758
1.38%, 10/31/28	9,600,000	8,268,000
3.13%, 11/15/28	10,750,000	10,190,664
1.50%, 11/30/28	9,000,000	7,795,547
1.38%, 12/31/28	8,500,000	7,304,355
1.75%, 01/31/29	6,900,000	6,043,699
2.63%, 02/15/29	10,150,000	9,344,740
1.88%, 02/28/29	7,600,000	6,704,922
2.38%, 03/31/29	6,000,000	5,438,906
2.88%, 04/30/29	6,000,000	5,593,828
2.38%, 05/15/29	7,050,000	6,380,801
2.75%, 05/31/29	6,300,000	5,828,730
3.25%, 06/30/29	3,500,000	3,331,426
2.63%, 07/31/29	4,900,000	4,493,645
1.63%, 08/15/29	6,850,000	5,921,772
3.13%, 08/31/29	5,000,000	4,721,875
3.88%, 09/30/29	4,300,000	4,242,891
4.00%, 10/31/29	3,300,000	3,280,664
1.75%, 11/15/29	4,800,000	4,177,125
See financial notes
Schwab Taxable Bond Funds | Semiannual Report69

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 11/30/29	3,500,000	3,455,430
3.88%, 12/31/29	5,500,000	5,433,398
3.50%, 01/31/30	6,200,000	5,988,328
1.50%, 02/15/30	10,400,000	8,831,875
4.00%, 02/28/30	6,800,000	6,773,969
0.63%, 05/15/30	13,105,000	10,365,236
0.63%, 08/15/30	19,400,000	15,259,312
0.88%, 11/15/30	19,950,000	15,947,531
1.13%, 02/15/31	19,300,000	15,708,391
1.63%, 05/15/31	18,850,000	15,851,672
1.25%, 08/15/31	21,050,000	17,068,590
1.38%, 11/15/31	21,000,000	17,098,594
1.88%, 02/15/32	21,550,000	18,263,625
2.88%, 05/15/32	19,750,000	18,173,086
2.75%, 08/15/32	19,750,000	17,955,527
4.13%, 11/15/32	17,850,000	18,142,852
3.50%, 02/15/33	11,500,000	11,123,555
Total Treasuries (Cost $1,884,871,003)		1,749,421,808

GOVERNMENT RELATED 5.1% OF NET ASSETS

Agency 1.9%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	250,000	249,825
1.50%, 02/12/25	350,000	327,733
0.38%, 09/17/25	500,000	448,530
0.50%, 02/02/26	500,000	443,555
		1,469,643
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	243,745
3.38%, 08/26/25	350,000	339,434
3.00%, 05/25/27	550,000	519,876
		1,103,055
Germany 0.3%
FMS Wertmanagement
2.75%, 03/06/23 (i)	200,000	200,006
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24(i)	950,000	925,974
0.25%, 03/08/24(i)	1,000,000	950,440
1.38%, 08/05/24(i)	550,000	521,813
0.50%, 09/20/24(i)	1,000,000	932,300
2.50%, 11/20/24(i)	1,030,000	987,492
1.25%, 01/31/25(i)	950,000	887,233
2.00%, 05/02/25(i)	450,000	424,229
3.13%, 06/10/25(i)	250,000	241,275
0.38%, 07/18/25(i)	1,250,000	1,130,112
0.63%, 01/22/26(i)	1,000,000	894,230
1.00%, 10/01/26(i)	650,000	576,225
3.00%, 05/20/27(i)	950,000	900,020
2.88%, 04/03/28(i)	750,000	702,315
1.75%, 09/14/29(i)	400,000	345,808
0.75%, 09/30/30(i)	400,000	313,340
0.00%, 04/18/36(i)(j)	300,000	173,538
0.00%, 06/29/37(i)(j)	450,000	247,991
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(i)	300,000	284,496
0.50%, 05/27/25(i)	300,000	272,679
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 06/10/25(i)	500,000	473,545
0.88%, 03/30/26(i)	250,000	223,595
1.75%, 07/27/26(i)	250,000	228,140
3.88%, 09/28/27(i)	250,000	245,115
2.50%, 11/15/27(i)	250,000	230,570
0.88%, 09/03/30(i)	500,000	393,230
		13,705,711
Japan 0.2%
Japan Bank for International Cooperation
3.38%, 10/31/23	250,000	246,650
2.50%, 05/23/24	750,000	724,237
3.00%, 05/29/24	200,000	194,198
1.75%, 10/17/24	200,000	189,098
2.50%, 05/28/25	250,000	236,260
0.63%, 07/15/25	500,000	451,340
3.88%, 09/16/25	300,000	291,918
2.75%, 01/21/26	200,000	188,454
2.38%, 04/20/26	500,000	463,200
1.88%, 07/21/26	400,000	361,748
2.25%, 11/04/26	300,000	273,459
2.88%, 06/01/27	200,000	185,154
2.88%, 07/21/27	200,000	185,440
2.75%, 11/16/27	450,000	413,424
3.25%, 07/20/28	200,000	186,108
3.50%, 10/31/28	200,000	187,818
2.13%, 02/16/29	250,000	216,133
2.00%, 10/17/29	200,000	170,094
1.25%, 01/21/31	250,000	195,003
1.88%, 04/15/31	700,000	570,878
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	181,342
2.75%, 04/27/27	200,000	184,038
1.00%, 07/22/30	380,000	294,006
1.75%, 04/28/31	200,000	160,848
		6,750,848
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	150,000	146,745
3.70%, 03/01/24	193,000	190,064
2.88%, 04/06/25(a)	250,000	239,183
1.75%, 01/22/26(a)	200,000	182,738
3.00%, 04/06/27(a)	200,000	186,284
3.63%, 09/10/28(a)	300,000	284,652
3.13%, 04/06/30(a)	250,000	225,215
2.38%, 05/22/30(a)	300,000	255,948
3.63%, 04/06/40(a)	100,000	82,644
5.10%, 08/17/40	114,000	113,579
4.25%, 11/23/41	100,000	89,352
3.95%, 05/15/43	150,000	127,136
4.80%, 11/08/43	100,000	95,347
3.25%, 11/18/49(a)	300,000	222,306
3.70%, 04/06/50(a)	250,000	201,710
		2,642,903
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	494,450
2.38%, 06/25/24	200,000	192,620
2.88%, 01/21/25	400,000	383,320
0.75%, 09/21/25	750,000	670,410
3.25%, 11/10/25	750,000	712,695
1.63%, 01/18/27	250,000	221,637
4.25%, 09/15/27	200,000	195,162
1.25%, 09/21/30	500,000	390,505
See financial notes
70Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 01/18/32	250,000	203,145
2.50%, 06/29/41	200,000	141,460
The Korea Development Bank
3.75%, 01/22/24	500,000	493,405
2.13%, 10/01/24	250,000	238,145
3.00%, 01/13/26	200,000	188,368
2.00%, 10/25/31	250,000	201,718
4.25%, 09/08/32	250,000	240,705
		4,967,745
Sweden 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	200,000	194,276
1.75%, 12/12/23	250,000	243,105
0.38%, 07/30/24	200,000	186,782
0.63%, 10/07/24	300,000	279,126
0.63%, 05/14/25	275,000	250,181
0.50%, 08/26/25	150,000	134,798
4.63%, 11/28/25	350,000	347,896
2.25%, 03/22/27	250,000	228,268
		1,864,432
		32,504,337
U.S. 1.2%
Fannie Mae
1.75%, 07/02/24	1,000,000	956,790
2.63%, 09/06/24	1,830,000	1,766,719
1.63%, 01/07/25	3,500,000	3,299,485
0.63%, 04/22/25	1,000,000	915,910
0.50%, 06/17/25	2,000,000	1,817,720
0.38%, 08/25/25	1,500,000	1,349,370
0.50%, 11/07/25	3,000,000	2,693,190
2.13%, 04/24/26	1,000,000	931,530
1.88%, 09/24/26	1,500,000	1,375,635
6.03%, 10/08/27	164,000	175,391
7.25%, 05/15/30	1,000,000	1,190,100
6.63%, 11/15/30	2,180,000	2,526,707
5.63%, 07/15/37	500,000	563,900
Federal Farm Credit Banks Funding Corp.
0.88%, 11/18/24	1,000,000	932,680
4.50%, 11/18/24	2,000,000	1,983,940
4.25%, 12/20/24	1,000,000	986,650
1.75%, 02/14/25	1,000,000	942,300
4.00%, 01/06/28	500,000	492,395
Federal Home Loan Bank
4.75%, 03/08/24	1,000,000	994,790
4.88%, 06/14/24	500,000	498,055
1.50%, 08/15/24	4,000,000	3,808,640
4.50%, 10/03/24	1,500,000	1,488,135
0.50%, 04/14/25	1,000,000	915,590
0.88%, 06/12/26	500,000	444,915
3.25%, 11/16/28	2,850,000	2,711,034
5.50%, 07/15/36	330,000	368,768
Federal National Mortgage Association
0.75%, 10/08/27	500,000	429,010
0.88%, 08/05/30	2,000,000	1,585,100
Freddie Mac
1.50%, 02/12/25	4,000,000	3,751,880
0.38%, 07/21/25	4,000,000	3,611,640
0.38%, 09/23/25	2,000,000	1,798,660
6.75%, 03/15/31	200,000	235,054
6.25%, 07/15/32	1,100,000	1,276,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Valley Authority
2.88%, 09/15/24	500,000	482,965
4.65%, 06/15/35	655,000	656,323
4.63%, 09/15/60	150,000	143,618
		50,101,172
		82,605,509

Local Authority 0.9%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	350,000	361,980
8.50%, 12/01/29	100,000	121,827
Province of Alberta
3.35%, 11/01/23	359,000	354,451
2.95%, 01/23/24	250,000	244,745
1.88%, 11/13/24	450,000	426,240
1.00%, 05/20/25	400,000	367,688
3.30%, 03/15/28	200,000	189,284
1.30%, 07/22/30	450,000	360,824
Province of British Columbia
1.75%, 09/27/24	400,000	379,728
2.25%, 06/02/26	150,000	139,188
0.90%, 07/20/26	300,000	265,608
1.30%, 01/29/31	500,000	398,890
Province of Manitoba
3.05%, 05/14/24	224,000	218,131
2.13%, 06/22/26	230,000	211,938
1.50%, 10/25/28	150,000	127,980
Province of New Brunswick
3.63%, 02/24/28	150,000	143,349
Province of Ontario
3.05%, 01/29/24	500,000	489,640
3.20%, 05/16/24	200,000	195,038
0.63%, 01/21/26	250,000	222,685
1.05%, 04/14/26	500,000	447,375
2.50%, 04/27/26	200,000	186,978
2.30%, 06/15/26	200,000	185,484
1.05%, 05/21/27	450,000	389,785
2.00%, 10/02/29	200,000	172,626
1.13%, 10/07/30	500,000	394,545
1.60%, 02/25/31	250,000	203,140
1.90%, 04/21/31	250,000	207,233
1.80%, 10/14/31	500,000	409,840
Province of Quebec
2.50%, 04/09/24	150,000	145,472
2.88%, 10/16/24	300,000	289,503
1.50%, 02/11/25	350,000	327,723
0.60%, 07/23/25	500,000	453,230
2.50%, 04/20/26	450,000	421,794
2.75%, 04/12/27	200,000	186,342
7.50%, 09/15/29	421,000	491,012
1.35%, 05/28/30	250,000	203,770
Province of Saskatchewan Canada
3.25%, 06/08/27	200,000	189,844
		10,524,910
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	90,000	98,760
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	341,520
See financial notes
Schwab Taxable Bond Funds | Semiannual Report71

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Authority
2.57%, 04/01/31	200,000	177,590
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	480,084
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	298,322
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	199,064
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,092,422
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	508,968
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	613,429
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	245,630
California State University
RB Series 2017B
3.90%, 11/01/47(a)	50,000	43,108
TXBL-REF-SER B
2.98%, 11/01/51(a)	200,000	138,155
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	114,182
Series C
4.47%, 01/01/49	150,000	140,263
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	730,000	822,657
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	97,710
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	105,678
City of New York
6.27%, 12/01/37	200,000	222,668
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48(a)	125,000	89,229
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	206,775
City of San Francisco CA Public Utilities Commission
RB Series 2020E
2.83%, 11/01/41(a)	100,000	74,255
Series A
3.30%, 11/01/39(a)	150,000	121,831
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	180,239
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	105,426
GO Series 2020C
2.51%, 07/01/41(a)	185,000	135,372
Series D
2.66%, 09/01/39	143,092	114,707
Series D
2.81%, 09/01/43	100,000	74,738
Series H
2.90%, 09/01/49	100,000	72,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	105,993
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	267,951
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	183,330
County of Miami-Dade FL Water & Sewer System
Series C
3.49%, 10/01/42 (a)	100,000	80,180
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	156,728
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	109,068
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	182,410
Series A
2.99%, 11/01/38	100,000	81,910
Series C
3.09%, 11/01/40(a)	250,000	195,747
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	90,520
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	361,625
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	77,772
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	104,564
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	113,361
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	110,000	115,576
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,512,771
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	110,608
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	490,000	474,756
Series B
4.53%, 01/01/35	300,000	291,583
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	98,357
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	238,481
GO Bonds Series 2020
2.11%, 08/01/32(a)	250,000	202,075
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	107,687
See financial notes
72Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	236,613
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	263,853
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	565,602
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	150,000	110,590
RB Series D
3.20%, 07/01/50	150,000	107,174
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	412,188
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	123,770
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	245,776
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	359,830
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	162,932
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	187,059
Municipal Electric Authority of Georgia
7.06%, 04/01/57	297,000	311,021
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	144,000	158,404
RB (Build America Bonds) Series A
6.64%, 04/01/57	144,000	159,070
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	268,679
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	333,171
RB Series 2019B
4.13%, 06/15/42	200,000	167,064
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	439,941
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	429,173
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	208,072
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	137,708
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	281,851
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	112,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	52,849
RB Series 2009F
5.63%, 03/15/39	100,000	104,753
Series B
3.14%, 07/01/43	220,000	175,623
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	103,450
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	186,571
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	441,604
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	244,095
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	394,855
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	160,677
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	107,741
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	200,189
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	411,438
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	100,425
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	165,303
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	69,234
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	116,633
6.58%, 05/15/49	75,000	86,938
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	56,870
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	71,512
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,358
RB Series B
3.82%, 01/01/48	150,000	122,100
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	117,882
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	112,899
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	87,462
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	102,982
See financial notes
Schwab Taxable Bond Funds | Semiannual Report73

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	300,000	274,658
Series A
1.71%, 07/01/27	400,000	348,876
Series A
2.15%, 07/01/30	600,000	491,557
State of California
2.38%, 10/01/26	175,000	161,539
7.63%, 03/01/40	300,000	380,998
GO Bonds
7.60%, 11/01/40	300,000	386,788
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	92,857	100,694
State of Washington
5.14%, 08/01/40	100,000	102,872
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	620,547
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	118,472
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	284,537
The Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	300,526
Series A
3.80%, 12/01/46	100,000	84,019
The Pennsylvania State University
2.84%, 09/01/50	150,000	105,482
University of California
0.88%, 05/15/25(a)	500,000	457,666
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	537,957
RB Series 2015AQ
4.77%, 05/15/15	150,000	131,253
RB Series 2020BG
1.32%, 05/15/27(a)	195,000	169,996
RB Series AD
4.86%, 05/15/12	100,000	91,184
RB Series BG
1.61%, 05/15/30(a)	250,000	202,496
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	182,720
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	67,032
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	249,279
Series C
4.18%, 09/01/17(a)	100,000	80,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	178,899
		27,876,720
		38,401,630

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	613,028
2.88%, 04/28/25	650,000	624,890
0.75%, 05/19/26	250,000	222,803
		1,460,721
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	193,774
3.13%, 01/21/26	200,000	191,106
3.24%, 02/06/28(a)	450,000	417,609
2.45%, 01/31/31(a)	300,000	250,770
2.55%, 01/27/32(a)	200,000	164,382
2.55%, 07/27/33(a)	500,000	394,285
3.10%, 05/07/41(a)	550,000	401,896
4.34%, 03/07/42(a)	250,000	214,615
3.63%, 10/30/42	150,000	115,511
3.86%, 06/21/47	200,000	158,478
3.50%, 01/25/50(a)	500,000	362,610
4.00%, 01/31/52(a)	200,000	156,644
3.10%, 01/22/61(a)	450,000	281,277
3.25%, 09/21/71(a)	200,000	123,944
		3,426,901
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	300,000	300,555
5.38%, 03/25/24	300,000	299,721
7.63%, 03/29/41	250,000	281,765
		882,041
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	200,000	188,928
4.10%, 04/24/28	250,000	241,978
4.75%, 02/11/29	200,000	199,076
3.40%, 09/18/29(h)	450,000	413,541
2.85%, 02/14/30	400,000	354,600
3.85%, 10/15/30	300,000	280,986
4.65%, 09/20/32(a)	250,000	243,847
4.35%, 01/11/48	400,000	352,716
5.35%, 02/11/49	200,000	200,608
3.70%, 10/30/49	300,000	237,975
3.50%, 02/14/50	200,000	150,020
4.20%, 10/15/50	250,000	211,220
3.05%, 03/12/51	400,000	290,740
4.45%, 04/15/70	200,000	168,596
3.35%, 03/12/71	200,000	136,608
		3,671,439
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	200,000	188,762
3.25%, 01/17/28	200,000	187,050
2.75%, 07/03/30	350,000	310,177
See financial notes
74Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/30/43	300,000	271,815
4.13%, 01/17/48	200,000	170,378
3.88%, 07/03/50	300,000	242,778
4.50%, 04/03/20	200,000	162,026
State of Israel
2.50%, 01/15/30	200,000	174,296
3.38%, 01/15/50	350,000	260,127
		1,967,409
Italy 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	250,000	235,268
2.38%, 10/17/24	350,000	331,331
1.25%, 02/17/26	500,000	439,005
2.88%, 10/17/29	475,000	403,816
5.38%, 06/15/33	250,000	247,843
4.00%, 10/17/49	550,000	406,461
3.88%, 05/06/51	500,000	351,650
		2,415,374
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25(a)	200,000	196,418
4.13%, 01/21/26	288,000	281,091
4.15%, 03/28/27	500,000	485,250
3.75%, 01/11/28	400,000	375,416
4.50%, 04/22/29	600,000	571,176
3.25%, 04/16/30(a)	500,000	436,250
2.66%, 05/24/31(a)	400,000	323,916
8.30%, 08/15/31	150,000	175,080
4.75%, 04/27/32(a)	700,000	655,046
4.88%, 05/19/33(a)	400,000	373,012
6.75%, 09/27/34	362,000	387,611
6.05%, 01/11/40	700,000	700,007
4.28%, 08/14/41(a)	400,000	321,200
4.75%, 03/08/44	950,000	793,174
5.55%, 01/21/45	550,000	509,833
4.60%, 01/23/46	450,000	363,114
4.35%, 01/15/47	300,000	232,764
4.60%, 02/10/48	400,000	320,856
4.50%, 01/31/50(a)	475,000	375,554
5.00%, 04/27/51(a)	450,000	379,814
4.40%, 02/12/52(a)	250,000	191,138
3.77%, 05/24/61(a)	600,000	398,154
5.75%, 10/12/10	420,000	373,829
		9,219,703
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	300,000	290,895
8.88%, 09/30/27	250,000	288,060
3.88%, 03/17/28(a)	200,000	188,030
9.38%, 04/01/29	100,000	120,166
3.16%, 01/23/30(a)	200,000	172,446
2.25%, 09/29/32(a)	1,000,000	746,610
3.30%, 01/19/33(a)	200,000	163,148
6.40%, 02/14/35(a)	250,000	258,558
6.70%, 01/26/36	131,000	139,126
4.50%, 05/15/47	250,000	193,683
4.50%, 04/16/50(a)	400,000	302,380
4.30%, 04/29/53	200,000	145,692
4.50%, 04/01/56(a)	550,000	404,156
3.87%, 07/23/60(a)	650,000	417,527
4.50%, 01/19/63(a)	250,000	179,335
		4,009,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	263,670
2.39%, 01/23/26(a)	200,000	186,486
4.13%, 08/25/27	250,000	242,335
2.84%, 06/20/30	150,000	127,197
2.78%, 01/23/31(a)	600,000	496,422
1.86%, 12/01/32(a)	300,000	218,688
8.75%, 11/21/33	450,000	559,278
3.00%, 01/15/34(a)	200,000	158,114
6.55%, 03/14/37	300,000	321,033
3.30%, 03/11/41(a)	250,000	183,398
5.63%, 11/18/50	395,000	389,367
3.55%, 03/10/51(a)	350,000	250,575
2.78%, 12/01/60(a)	250,000	145,465
3.60%, 01/15/72(a)	200,000	130,556
3.23%, 07/28/21(a)	200,000	117,386
		3,789,970
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	396,788
10.63%, 03/16/25	300,000	334,512
5.50%, 03/30/26	200,000	203,564
3.00%, 02/01/28	400,000	369,560
3.75%, 01/14/29	400,000	375,660
9.50%, 02/02/30	250,000	313,440
2.46%, 05/05/30	200,000	169,712
7.75%, 01/14/31	350,000	410,200
1.95%, 01/06/32	200,000	158,008
6.38%, 01/15/32	300,000	325,446
5.61%, 04/13/33	200,000	207,426
6.38%, 10/23/34	600,000	656,178
3.95%, 01/20/40	600,000	506,988
3.70%, 03/01/41	550,000	447,430
3.70%, 02/02/42	400,000	323,552
2.95%, 05/05/45	200,000	142,948
3.20%, 07/06/46	500,000	362,025
		5,703,437
Poland 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	450,000	444,924
3.25%, 04/06/26	450,000	427,905
5.75%, 11/16/32(a)	300,000	315,120
		1,187,949
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25	232,000	234,192
2.75%, 01/19/27	250,000	234,273
3.50%, 09/20/28	200,000	189,722
2.50%, 06/19/29	200,000	178,784
1.75%, 10/15/31	200,000	164,356
4.13%, 06/10/44	200,000	187,234
		1,188,561
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	75,334	75,247
4.38%, 10/27/27	300,000	299,019
4.38%, 01/23/31(a)	350,000	341,789
5.75%, 10/28/34(a)	200,000	215,528
7.63%, 03/21/36	250,000	311,743
4.13%, 11/20/45	150,000	135,641
See financial notes
Schwab Taxable Bond Funds | Semiannual Report75

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 06/18/50	750,000	738,817
4.98%, 04/20/55	400,000	385,096
		2,502,880
		41,426,197

Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	250,000	223,520
0.88%, 07/22/26	500,000	442,070
4.38%, 11/03/27	500,000	500,125
Asian Development Bank
0.25%, 07/14/23	750,000	736,912
0.25%, 10/06/23	500,000	485,615
2.63%, 01/30/24	450,000	439,438
0.38%, 06/11/24	750,000	705,795
1.50%, 10/18/24	400,000	378,008
2.00%, 01/22/25	851,000	806,808
0.63%, 04/29/25	400,000	366,032
2.88%, 05/06/25	550,000	528,082
0.38%, 09/03/25	1,000,000	899,440
0.50%, 02/04/26	750,000	666,780
1.00%, 04/14/26	1,000,000	897,680
2.00%, 04/24/26	500,000	462,870
2.63%, 01/12/27	500,000	467,965
3.13%, 08/20/27	500,000	475,475
2.50%, 11/02/27	500,000	461,450
2.75%, 01/19/28	200,000	186,616
5.82%, 06/16/28	250,000	266,200
1.88%, 03/15/29	300,000	261,576
1.75%, 09/19/29	250,000	215,023
1.88%, 01/24/30	400,000	344,664
0.75%, 10/08/30	750,000	584,182
1.50%, 03/04/31	500,000	410,435
3.88%, 09/28/32	250,000	245,533
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	273,315
2.25%, 02/08/27	400,000	358,296
Council of Europe Development Bank
0.25%, 06/10/23	150,000	148,029
1.38%, 02/27/25	150,000	140,096
0.88%, 09/22/26	250,000	219,888
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	237,265
0.50%, 05/19/25	350,000	318,577
0.50%, 11/25/25	500,000	447,495
0.50%, 01/28/26	500,000	444,855
European Investment Bank
2.50%, 03/15/23	850,000	849,362
3.25%, 01/29/24	1,000,000	982,430
2.63%, 03/15/24	500,000	486,810
2.25%, 06/24/24	500,000	481,910
2.50%, 10/15/24	400,000	384,708
1.88%, 02/10/25	450,000	425,277
1.63%, 03/14/25	700,000	657,069
0.63%, 07/25/25	1,000,000	909,530
0.38%, 12/15/25	1,000,000	891,370
0.38%, 03/26/26	500,000	441,125
2.13%, 04/13/26	500,000	465,465
0.75%, 10/26/26	500,000	438,505
1.38%, 03/15/27	750,000	668,055
2.38%, 05/24/27	450,000	415,975
1.63%, 10/09/29	350,000	299,968
0.88%, 05/17/30	170,000	136,194
0.75%, 09/23/30	500,000	392,745
1.25%, 02/14/31	500,000	406,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 05/13/31	250,000	208,438
4.88%, 02/15/36	500,000	532,980
Inter-American Development Bank
0.25%, 11/15/23	1,250,000	1,207,200
2.63%, 01/16/24	500,000	488,840
3.00%, 02/21/24	1,000,000	978,730
0.50%, 09/23/24	250,000	232,933
2.13%, 01/15/25	1,000,000	951,070
1.75%, 03/14/25	500,000	470,145
0.88%, 04/03/25	300,000	276,681
0.63%, 07/15/25	400,000	363,904
0.88%, 04/20/26	250,000	223,375
2.00%, 06/02/26	524,000	482,766
2.00%, 07/23/26	300,000	275,991
2.38%, 07/07/27	350,000	323,026
0.63%, 09/16/27	1,000,000	848,430
1.13%, 07/20/28	500,000	424,910
3.13%, 09/18/28	650,000	612,514
2.25%, 06/18/29	700,000	621,789
1.13%, 01/13/31	750,000	598,267
4.38%, 01/24/44	350,000	348,187
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	238,158
International Bank for Reconstruction & Development
2.50%, 03/19/24	1,150,000	1,118,202
1.50%, 08/28/24	500,000	474,555
2.50%, 11/25/24	600,000	575,580
1.63%, 01/15/25	750,000	706,777
0.75%, 03/11/25	850,000	783,768
0.63%, 04/22/25	1,500,000	1,373,835
0.38%, 07/28/25	1,250,000	1,129,062
2.50%, 07/29/25	1,150,000	1,093,765
0.50%, 10/28/25	1,000,000	898,030
0.88%, 07/15/26	750,000	665,985
1.88%, 10/27/26	200,000	182,714
3.13%, 06/15/27	500,000	475,735
2.50%, 11/22/27	350,000	323,096
0.75%, 11/24/27	1,000,000	848,970
1.38%, 04/20/28	500,000	433,590
1.13%, 09/13/28	500,000	422,885
1.75%, 10/23/29	450,000	386,316
3.88%, 02/14/30	250,000	244,943
0.88%, 05/14/30	500,000	397,840
0.75%, 08/26/30	750,000	585,802
1.25%, 02/10/31	750,000	605,572
1.63%, 11/03/31	1,000,000	824,140
2.50%, 03/29/32	750,000	663,307
4.75%, 02/15/35	480,000	501,950
International Finance Corp.
1.38%, 10/16/24	350,000	330,278
0.38%, 07/16/25	450,000	407,255
3.63%, 09/15/25	500,000	488,125
2.13%, 04/07/26	200,000	186,060
0.75%, 08/27/30	400,000	312,792
Nordic Investment Bank
2.25%, 05/21/24	250,000	241,263
2.63%, 04/04/25	250,000	239,150
0.38%, 09/11/25	450,000	404,235
0.50%, 01/21/26	250,000	222,560
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	972,230
2.25%, 05/16/24	400,000	385,828
See financial notes
76Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 05/28/25	500,000	453,290
0.50%, 01/27/26	750,000	663,405
		56,510,147
Total Government Related (Cost $245,693,243)		218,943,483

SECURITIZED 29.6% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2 Class A
3.06%, 04/15/26 (a)	172,000	167,441
Toyota Auto Receivables Owner Trust
Series 2016-A Class A4
1.68%, 05/15/25 (a)	1,030,000	1,008,231
		1,175,672
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2018-2, Class A
3.01%, 10/15/25 (a)	1,800,000	1,798,598
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	909,099
		2,707,697
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	93,817	88,524
4.26%, 06/01/38	100,000	93,537
4.45%, 12/01/49	200,000	180,044
4.67%, 12/01/53	200,000	186,802
		548,907
		4,432,276

Commercial Mortgage-Backed Security 2.2%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	150,000	138,737
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	1,190,000	1,106,277
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	950,000	880,866
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	600,000	531,772
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	300,000	251,401
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	150,553	140,209
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	421,415
Benchmark Mortgage Trust
Series 2019-B10 Class A4
3.72%, 03/15/62(a)	5,090,000	4,688,566
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	700,000	620,161
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	3,500,000	3,056,207
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	600,000	562,253
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,000,000	855,713
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	224,136
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	402,000	383,083
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	430,000	400,022
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	2,200,000	2,071,163
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	253,748	245,640
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	2,260,000	2,134,019
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	100,000	93,795
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,700,000	5,258,769
COMM Mortgage Trust
Series 2014-LC15, Class A4
4.01%, 04/10/47(a)	250,000	245,823
Series 2014-LC17 Class A5
3.92%, 10/10/47(a)	45,000	43,651
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	1,148,000	1,098,057
Series 2015-DC1 Class A5
3.35%, 02/10/48(a)	500,000	477,987
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	330,000	314,644
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	602,000	572,589
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	300,000	285,311
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50(a)	1,405,000	1,347,413
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,500,000	2,186,226
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,890,693
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23(a)	37,375	37,121
Series 2015-M13, Class A2
2.70%, 06/25/25(a)(k)	135,677	129,137
Series 2016-M11 Class A2
2.37%, 07/25/26(a)(k)	749,342	695,610
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042, Class A2
2.67%, 12/25/24(a)	400,000	383,690
Series K047 Class A2
3.33%, 05/25/25(a)(k)	400,000	385,757
Series K048, Class A2
3.28%, 06/25/25(a)(k)	1,150,000	1,107,588
Series K052 Class A2
3.15%, 11/25/25(a)	100,000	95,626
Series K054, Class A2
2.75%, 01/25/26(a)	10,000	9,441
Series K058, Class A2
2.65%, 08/25/26(a)	600,000	559,927
See financial notes
Schwab Taxable Bond Funds | Semiannual Report77

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K061, Class A2
3.35%, 11/25/26(a)(k)	2,500,000	2,384,602
Series K062, Class A2
3.41%, 12/25/26(a)	300,000	286,424
Series K064, Class A2
3.22%, 03/25/27(a)	750,000	710,537
Series K066 Class A2
3.12%, 06/25/27(a)	1,200,000	1,130,252
Series K070, Class A2
3.30%, 11/25/27(a)(k)	500,000	473,364
Series K071, Class A2
3.29%, 11/25/27(a)	2,000,000	1,891,271
Series K072, Class A2
3.44%, 12/25/27(a)	900,000	856,860
Series K074 Class A1
3.60%, 09/25/27(a)	68,445	66,863
Series K074, Class A2
3.60%, 01/25/28(a)	3,500,000	3,354,235
Series K078, Class A2
3.85%, 06/25/28(a)	1,182,367	1,144,403
Series K083, Class A2
4.05%, 09/25/28(a)(k)	250,000	243,820
Series K085, Class A2
4.06%, 10/25/28(a)(k)	700,000	681,318
Series K087, Class A2
3.77%, 12/25/28(a)	100,000	96,103
Series K088, Class A2
3.69%, 01/25/29(a)	975,000	932,554
Series K089, Class A2
3.56%, 01/25/29(a)	1,500,000	1,424,355
Series K099 Class A2
2.60%, 09/25/29(a)	2,210,000	1,969,412
Series K112, Class A2
1.31%, 05/25/30(a)	1,910,000	1,536,187
Series K-1512, Class A2
2.99%, 05/25/31(a)	2,500,000	2,244,521
Series K154, Class A2
3.42%, 04/25/32(a)	700,000	656,493
Series K157, Class A2
3.99%, 05/25/33(a)	360,000	347,877
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,400,000	1,360,034
Series K735, Class A2
2.86%, 05/25/26(a)	823,509	778,375
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	150,000	145,379
GS Mortgage Securities Trust
Series 2014-GC20 Class A5
4.00%, 04/10/47(a)	225,000	221,285
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,000,000	2,598,274
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4 Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,904,004
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47(a)	200,000	197,366
Series 2015-C33 Class A3
3.50%, 12/15/48(a)	659,208	625,678
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	2,550,000	2,436,670
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class A5
3.72%, 03/15/50 (a)	2,430,000	2,273,095
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48(a)	1,000,000	940,387
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-C8 Class A3
3.94%, 06/15/51(a)	300,000	284,039
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.16%, 08/15/46(a)(k)	350,000	347,123
Series 2013-C13 Class A4
4.04%, 11/15/46(a)	360,000	354,837
Series 2016-C28 Class A4
3.54%, 01/15/49(a)	1,300,000	1,226,191
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48(a)	50,000	47,833
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	379,290
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	231,333
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	1,000,000	807,957
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	200,000	181,205
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	600,000	555,656
Wells Fargo Commercial Mortgage Trust
Series 2013-C33 Class A3
3.16%, 03/15/59(a)	106,474	100,008
Series 2013-LC12, Class A4
4.22%, 07/15/46(a)(k)	1,409,000	1,401,908
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	240,912	230,200
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	200,000	190,927
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,100,000	1,997,864
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	1,200,000	1,133,589
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	700,000	672,276
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	1,330,400	1,258,729
Series 2016-NXS6 Class ASB
2.83%, 11/15/49(a)	231,146	222,194
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,020,000	946,397
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	300,000	276,777
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	1,400,000	1,289,891
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	950,000	903,519
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	500,000	473,258
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	675,000	619,071
Series 2019-C51 Class A4
3.31%, 06/15/52(a)	1,800,000	1,607,942
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	500,000	437,876
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	1,950,000	1,658,377
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	1,645,000	1,323,254
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class A4
4.15%, 08/15/46(a)(k)	657,126	652,821
See financial notes
78Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2013-C18 Class A4
3.90%, 12/15/46(a)	326,462	321,626
		93,976,461

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.50%, 12/01/24 to 09/01/52 (a)	15,756,754	15,518,130
3.50%, 10/01/25 to 09/01/50 (a)	56,127,708	52,292,555
3.00%, 10/01/26 to 05/01/52 (a)	78,865,349	71,359,317
4.00%, 06/01/27 to 08/01/50 (a)	35,434,905	34,027,403
2.50%, 07/01/27 to 05/01/52 (a)	132,621,533	114,231,421
2.00%, 12/01/27 to 04/01/52 (a)	173,326,226	144,529,011
5.50%, 03/01/33 to 10/01/52 (a)	4,046,559	4,134,549
5.00%, 11/01/33 to 08/01/52 (a)	7,297,457	7,313,353
6.50%, 08/01/34 to 05/01/40 (a)	128,985	137,134
6.00%, 04/01/35 to 07/01/41 (a)	1,148,650	1,201,800
1.50%, 08/01/35 to 11/01/51 (a)	33,587,784	27,857,868
1.00%, 03/01/36 to 07/01/36 (a)	832,523	715,325
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	171,447,648	142,076,392
3.50%, 01/01/26 to 09/01/51 (a)	25,297,550	23,527,377
4.00%, 05/01/26 to 08/01/52 (a)	16,206,303	15,515,967
3.00%, 08/01/26 to 05/01/52 (a)	48,475,272	43,713,297
2.50%, 04/01/27 to 05/01/52 (a)	101,190,788	86,799,761
6.00%, 05/01/32 to 07/01/40 (a)	2,771,373	2,894,605
5.50%, 06/01/33 to 08/01/41 (a)	1,188,560	1,221,377
5.00%, 11/01/33 to 09/01/52 (a)	5,478,032	5,473,358
4.50%, 05/01/34 to 09/01/52 (a)	12,940,430	12,697,294
1.50%, 08/01/35 to 08/01/51 (a)	43,052,694	34,868,500
6.50%, 02/01/36(a)	79,443	84,157
1.00%, 10/01/36(a)	351,029	300,136
Ginnie Mae
3.00%, 04/20/27 to 04/20/52 (a)	45,151,367	40,813,170
2.50%, 08/20/27 to 04/20/52 (a)	69,884,351	60,805,066
3.50%, 09/20/32 to 06/20/51 (a)	34,629,058	32,454,945
5.00%, 02/20/33 to 11/20/52 (a)	9,382,807	9,356,035
5.50%, 04/15/33 to 01/20/53 (a)	4,319,457	4,345,181
2.00%, 04/20/36 to 03/20/52 (a)	68,090,344	57,424,130
4.00%, 06/15/39 to 09/20/52 (a)	22,050,033	21,134,882
4.50%, 07/15/39 to 10/20/52 (a)	14,523,277	14,236,168
6.00%, 04/20/44(a)	150,871	159,398
1.50%, 03/20/51 to 10/20/51 (a)	849,550	672,115
Ginnie Mae TBA
3.00%, 03/21/53(a)(l)	6,000,000	5,354,459
3.50%, 03/21/53(a)(l)	4,500,000	4,137,118
4.00%, 03/21/53(a)(l)	3,000,000	2,836,343
4.50%, 03/21/53(a)(l)	3,000,000	2,907,697
5.00%, 03/21/53(a)(l)	2,000,000	1,976,636
UMBS TBA
2.50%, 03/16/38(a)(l)	2,500,000	2,281,212
4.00%, 03/16/38 to 03/13/53 (a)(l)	17,000,000	15,969,881
3.00%, 03/13/53(a)(l)	9,500,000	8,357,482
3.50%, 03/13/53(a)(l)	10,000,000	9,105,307
4.50%, 03/13/53(a)(l)	14,000,000	13,481,507
5.00%, 03/13/53(a)(l)	15,000,000	14,740,383
5.50%, 03/13/53(a)(l)	12,000,000	11,980,033
		1,177,019,235
Total Securitized (Cost $1,472,270,153)		1,275,427,972

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

Money Market Funds 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (m)	95,286,071	95,286,071
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (m)(n)	826,100	826,100
		96,112,171
Total Short-Term Investments (Cost $96,112,171)		96,112,171
Total Investments in Securities (Cost $4,908,080,169)		4,383,327,889

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $18,499,276 or 0.4% of net assets.

(d)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy. The security was subsequently sold.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	All or a portion of this security is on loan. Securities on loan were valued at $798,155.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report79

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/23	FACE AMOUNT AT 2/28/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$49,913	$—	($49,223)	($2,092)	$2,179	($777)	$—	$—	$888
0.75%, 03/18/24	239,367	—	—	—	(437)	(345)	238,585	250,000	937
3.75%, 04/01/24	49,968	—	—	—	(86)	(757)	49,125	50,000	937
3.00%, 03/10/25	48,960	—	—	—	(849)	(215)	47,896	50,000	750
4.20%, 03/24/25	100,495	—	—	—	(1,450)	(682)	98,363	100,000	2,100
3.63%, 04/01/25	49,456	—	—	—	(393)	(590)	48,473	50,000	906
3.85%, 05/21/25	100,186	—	—	—	(2,166)	(788)	97,232	100,000	1,925
3.45%, 02/13/26	49,390	—	—	—	(1,212)	(299)	47,879	50,000	863
0.90%, 03/11/26	180,064	—	—	—	(3,395)	(157)	176,512	200,000	900
1.15%, 05/13/26	135,407	—	—	—	(2,697)	(92)	132,618	150,000	863
3.20%, 03/02/27	96,891	—	—	—	(2,088)	(1,060)	93,743	100,000	1,600
2.45%, 03/03/27	233,380	—	—	—	(7,181)	743	226,942	250,000	3,062
3.30%, 04/01/27	97,111	—	—	—	(2,115)	(816)	94,180	100,000	1,650
3.20%, 01/25/28	95,581	—	—	—	(2,578)	(332)	92,671	100,000	1,600
2.00%, 03/20/28	179,930	—	—	—	(5,242)	(158)	174,530	200,000	2,000
4.00%, 02/01/29	98,538	—	—	—	(3,191)	(772)	94,575	100,000	2,000
3.25%, 05/22/29	93,953	—	—	—	(2,755)	(429)	90,769	100,000	1,625
2.75%, 10/01/29	45,143	—	—	—	(1,450)	(150)	43,543	50,000	688
4.63%, 03/22/30	50,752	—	—	—	(1,160)	(263)	49,329	50,000	1,156
1.65%, 03/11/31	80,833	—	—	—	(2,644)	40	78,229	100,000	825
2.30%, 05/13/31	85,348	—	—	—	(2,768)	(178)	82,402	100,000	1,150
1.95%, 12/01/31	102,176	—	—	—	(4,141)	1	98,036	125,000	1,219
2.90%, 03/03/32	132,528	—	—	—	(5,783)	257	127,002	150,000	2,175
Total	$2,395,370	$—	($49,223)	($2,092)	($53,602)	($7,819)	$2,282,634		$31,819

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,043,422,455	$—	$1,043,422,455
Treasuries[1]	—	1,749,421,808	—	1,749,421,808
Government Related[1]	—	218,943,483	—	218,943,483
Securitized[1]	—	1,275,427,972	—	1,275,427,972
Short-Term Investments[1]	96,112,171	—	—	96,112,171
Total	$96,112,171	$4,287,215,718	$—	$4,383,327,889

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
80Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,571,837)		$2,282,634
Investments in securities, at value - unaffiliated (cost $4,905,508,332) including securities on loan of $798,155		4,381,045,255
Cash		1,285,767
Deposits with brokers for TBA margin		970,000
Receivables:
Investments sold		90,697,629
Interest		24,563,032
Fund shares sold		8,274,826
Dividends		408,373
Foreign tax reclaims		3,227
Income from securities on loan	+	884
Total assets		4,509,531,627

Liabilities
Collateral held for securities on loan		826,100
Payables:
Investments bought - delayed-delivery		118,679,369
Investments bought		75,171,521
Fund shares redeemed		2,833,373
Distributions to shareholders		2,480,855
Investment adviser fees	+	136,026
Total liabilities		200,127,244
Net assets		$4,309,404,383

Net Assets by Source
Capital received from investors		$5,060,276,514
Total distributable loss	+	(750,872,131)
Net assets		$4,309,404,383

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,309,404,383		488,370,030		$8.82

See financial notes
Schwab Taxable Bond Funds | Semiannual Report81

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $233)		$57,218,232
Dividends received from securities - unaffiliated		1,986,877
Interest received from securities - affiliated		24,000
Securities on loan, net	+	8,158
Total investment income		59,237,267

Expenses
Investment adviser fees		852,444
Proxy fees[1]	+	4,669
Total expenses	–	857,113
Net investment income		58,380,154

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(2,092)
Net realized losses on sales of securities - unaffiliated	+	(108,277,467)
Net realized losses		(108,279,559)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(53,602)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(49,503,581)
Net change in unrealized appreciation (depreciation)	+	(49,557,183)
Net realized and unrealized losses		(157,836,742)
Decrease in net assets resulting from operations		($99,456,588)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
82Schwab Taxable Bond Funds | Semiannual Report

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$58,380,154	$98,062,922
Net realized losses		(108,279,559)	(79,418,547)
Net change in unrealized appreciation (depreciation)	+	(49,557,183)	(644,541,365)
Decrease in net assets from operations		($99,456,588)	($625,896,990)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($60,529,908)	($110,844,252)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		108,305,181	$964,319,751	166,924,590	$1,647,505,674
Shares reinvested		5,257,111	46,402,669	8,762,027	86,114,483
Shares redeemed	+	(110,507,484)	(981,095,457)	(211,514,955)	(2,066,769,920)
Net transactions in fund shares		3,054,808	$29,626,963	(35,828,338)	($333,149,763)

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		485,315,222	$4,439,763,916	521,143,560	$5,509,654,921
Total increase (decrease)	+	3,054,808	(130,359,533)	(35,828,338)	(1,069,891,005)
End of period		488,370,030	$4,309,404,383	485,315,222	$4,439,763,916
See financial notes
Schwab Taxable Bond Funds | Semiannual Report83

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$9.55	$10.28	$10.39	$10.13	$9.80	$10.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.11	0.10	0.19	0.24	0.19
Net realized and unrealized gains (losses)	(0.17)	(0.70)	(0.08)	0.27	0.33	(0.24)
Total from investment operations	(0.07)	(0.59)	0.02	0.46	0.57	(0.05)
Less distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.10)	(0.20)	(0.24)	(0.19)
Distributions from net realized gains	—	(0.03)	(0.03)	—	—	—
Total distributions	(0.10)	(0.14)	(0.13)	(0.20)	(0.24)	(0.19)
Net asset value at end of period	$9.38	$9.55	$10.28	$10.39	$10.13	$9.80
Total return	(0.68%)[2]	(5.81%)	0.18%	4.59%	5.89%	(0.51%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3,4]	0.06%[4]	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	2.22%[3]	1.07%	0.96%	1.89%	2.43%	1.92%
Portfolio turnover rate	55%[2]	59%	61%	65%	46%	61%
Net assets, end of period (x 1,000,000)	$1,583	$1,881	$2,228	$1,694	$877	$522

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
84Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 27.0% OF NET ASSETS

Financial Institutions 12.7%
Banking 10.2%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	100,000	97,973
5.13%, 09/30/24	150,000	148,767
4.63%, 03/30/25	100,000	97,964
5.80%, 05/01/25 (a)	200,000	200,406
7.10%, 11/15/27 (a)	150,000	155,922
American Express Co.
3.38%, 05/03/24	500,000	488,590
2.50%, 07/30/24 (a)	400,000	385,100
3.00%, 10/30/24 (a)	200,000	192,880
3.63%, 12/05/24 (a)	100,000	97,184
2.25%, 03/04/25 (a)	400,000	376,736
3.95%, 08/01/25 (a)	400,000	388,416
4.20%, 11/06/25 (a)	250,000	244,682
3.13%, 05/20/26 (a)	250,000	234,925
1.65%, 11/04/26 (a)	150,000	132,705
2.55%, 03/04/27 (a)	400,000	362,608
3.30%, 05/03/27 (a)	400,000	373,988
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	240,725
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,308
6.14%, 09/14/28 (a)(b)	200,000	202,568
Banco Santander S.A.
3.89%, 05/24/24	400,000	391,624
2.71%, 06/27/24	200,000	192,748
2.75%, 05/28/25	400,000	375,592
5.15%, 08/18/25	200,000	197,308
5.18%, 11/19/25	400,000	394,520
1.85%, 03/25/26	400,000	355,352
4.25%, 04/11/27	200,000	189,840
5.29%, 08/18/27	400,000	392,128
1.72%, 09/14/27 (a)(b)	400,000	345,224
4.18%, 03/24/28 (a)(b)	200,000	186,906
Bank of America Corp.
4.00%, 04/01/24	350,000	344,886
4.20%, 08/26/24	500,000	490,740
4.00%, 01/22/25	600,000	584,778
3.46%, 03/15/25 (a)(b)	500,000	488,825
3.95%, 04/21/25	400,000	387,956
0.98%, 04/22/25 (a)(b)	500,000	472,710
3.84%, 04/25/25 (a)(b)	100,000	97,952
3.88%, 08/01/25	350,000	340,133
0.98%, 09/25/25 (a)(b)	550,000	510,444
3.09%, 10/01/25 (a)(b)	300,000	288,177
2.46%, 10/22/25 (a)(b)	450,000	427,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.53%, 12/06/25 (a)(b)	400,000	371,932
3.37%, 01/23/26 (a)(b)	500,000	478,690
2.02%, 02/13/26 (a)(b)	350,000	326,144
4.45%, 03/03/26	400,000	389,164
3.38%, 04/02/26 (a)(b)	525,000	502,498
3.50%, 04/19/26	400,000	382,184
1.32%, 06/19/26 (a)(b)	650,000	589,797
4.25%, 10/22/26	500,000	480,865
1.20%, 10/24/26 (a)(b)	600,000	534,630
5.08%, 01/20/27 (a)(b)	300,000	296,820
1.66%, 03/11/27 (a)(b)	650,000	579,358
3.56%, 04/23/27 (a)(b)	550,000	517,132
1.73%, 07/22/27 (a)(b)	1,350,000	1,189,917
3.25%, 10/21/27 (a)	400,000	368,632
4.18%, 11/25/27 (a)	300,000	286,026
3.82%, 01/20/28 (a)(b)	500,000	470,400
2.55%, 02/04/28 (a)(b)	500,000	447,370
3.71%, 04/24/28 (a)(b)	400,000	372,472
4.38%, 04/27/28 (a)(b)	500,000	478,265
3.59%, 07/21/28 (a)(b)	400,000	369,452
4.95%, 07/22/28 (a)(b)	500,000	489,485
6.20%, 11/10/28 (a)(b)	150,000	154,272
3.42%, 12/20/28 (a)(b)	1,000,000	912,850
Bank of Montreal
2.15%, 03/08/24	250,000	242,040
2.50%, 06/28/24	250,000	240,653
0.63%, 07/09/24	250,000	234,608
4.25%, 09/14/24	300,000	294,924
1.50%, 01/10/25	250,000	232,985
1.85%, 05/01/25	350,000	325,570
3.70%, 06/07/25	200,000	193,442
1.25%, 09/15/26	300,000	262,128
0.95%, 01/22/27 (a)(b)	350,000	308,336
2.65%, 03/08/27	300,000	273,597
4.70%, 09/14/27 (a)	200,000	195,772
3.80%, 12/15/32 (a)(b)	200,000	179,050
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	195,804
Barclays Bank PLC
3.75%, 05/15/24	200,000	195,850
Barclays PLC
4.38%, 09/11/24	200,000	195,200
3.65%, 03/16/25	425,000	408,127
3.93%, 05/07/25 (a)(b)	600,000	584,424
4.38%, 01/12/26	650,000	628,725
2.85%, 05/07/26 (a)(b)	400,000	374,872
5.20%, 05/12/26	400,000	389,800
2.28%, 11/24/27 (a)(b)	400,000	352,208
4.34%, 01/10/28 (a)	200,000	186,876
5.50%, 08/09/28 (a)(b)	400,000	391,928
7.39%, 11/02/28 (a)(b)	200,000	210,512
See financial notes
Schwab Taxable Bond Funds | Semiannual Report85

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,526
BPCE S.A.
4.00%, 04/15/24	250,000	246,100
3.38%, 12/02/26	250,000	233,653
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	47,973
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	150,000	146,352
2.25%, 01/28/25	150,000	141,686
3.30%, 04/07/25	250,000	239,808
3.95%, 08/04/25	300,000	290,826
0.95%, 10/23/25	250,000	224,085
1.25%, 06/22/26	200,000	175,756
3.45%, 04/07/27 (c)	250,000	234,490
Capital One Financial Corp.
3.75%, 04/24/24 (a)	100,000	98,088
3.30%, 10/30/24 (a)	400,000	386,364
3.20%, 02/05/25 (a)	350,000	335,608
4.25%, 04/30/25 (a)	300,000	292,338
4.20%, 10/29/25 (a)	300,000	289,899
2.64%, 03/03/26 (a)(b)	300,000	282,321
3.75%, 07/28/26 (a)	250,000	235,148
3.75%, 03/09/27 (a)	300,000	281,562
3.65%, 05/11/27 (a)	250,000	233,153
1.88%, 11/02/27 (a)(b)	300,000	262,350
4.93%, 05/10/28 (a)(b)	400,000	387,336
Citigroup, Inc.
3.75%, 06/16/24	100,000	98,011
4.00%, 08/05/24	150,000	147,611
3.88%, 03/26/25	200,000	193,608
3.35%, 04/24/25 (a)(b)	500,000	486,670
3.30%, 04/27/25	350,000	335,160
0.98%, 05/01/25 (a)(b)	200,000	188,972
4.14%, 05/24/25 (a)(b)	200,000	196,424
4.40%, 06/10/25	400,000	391,492
5.50%, 09/13/25	200,000	201,002
3.70%, 01/12/26	500,000	479,880
2.01%, 01/25/26 (a)(b)	500,000	466,855
4.60%, 03/09/26	350,000	341,243
3.29%, 03/17/26 (a)(b)	300,000	286,272
3.11%, 04/08/26 (a)(b)	750,000	712,297
3.40%, 05/01/26	500,000	472,470
5.61%, 09/29/26 (a)(b)	500,000	500,035
3.20%, 10/21/26 (a)	500,000	465,340
4.30%, 11/20/26	250,000	239,943
1.12%, 01/28/27 (a)(b)	650,000	576,979
1.46%, 06/09/27 (a)(b)	750,000	655,792
4.45%, 09/29/27	500,000	478,085
3.89%, 01/10/28 (a)(b)	600,000	564,618
3.07%, 02/24/28 (a)(b)	500,000	454,345
4.66%, 05/24/28 (a)(b)	350,000	338,922
3.67%, 07/24/28 (a)(b)	250,000	231,755
3.52%, 10/27/28 (a)(b)	400,000	366,760
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	233,703
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	194,312
2.85%, 07/27/26 (a)	250,000	232,070
Comerica Bank
2.50%, 07/23/24	250,000	239,660
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,642
Cooperatieve Rabobank UA
3.88%, 08/22/24	250,000	245,197
1.38%, 01/10/25	250,000	233,408
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/21/25	250,000	240,445
4.38%, 08/04/25	250,000	242,547
3.75%, 07/21/26	250,000	234,798
Credit Suisse AG
3.63%, 09/09/24	650,000	614,425
7.95%, 01/09/25	250,000	252,365
3.70%, 02/21/25	250,000	233,378
2.95%, 04/09/25	300,000	273,555
1.25%, 08/07/26	500,000	409,450
5.00%, 07/09/27	500,000	458,700
Credit Suisse Group AG
3.75%, 03/26/25	500,000	460,405
4.55%, 04/17/26	350,000	313,761
Deutsche Bank AG
0.90%, 05/28/24	300,000	282,942
3.70%, 05/30/24	300,000	293,034
1.45%, 04/01/25 (a)(b)	200,000	189,252
4.50%, 04/01/25	250,000	242,098
4.16%, 05/13/25	150,000	146,247
3.96%, 11/26/25 (a)(b)	600,000	576,666
4.10%, 01/13/26	200,000	193,202
1.69%, 03/19/26	200,000	179,642
2.13%, 11/24/26 (a)(b)	500,000	448,665
2.31%, 11/16/27 (a)(b)	500,000	434,815
2.55%, 01/07/28 (a)(b)	200,000	174,172
4.88%, 12/01/32 (a)(b)	200,000	177,174
Discover Bank
3.45%, 07/27/26 (a)	250,000	232,820
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	97,466
3.75%, 03/04/25 (a)	100,000	96,405
4.50%, 01/30/26 (a)	250,000	242,188
4.10%, 02/09/27 (a)	150,000	142,268
Fifth Third Bancorp
2.38%, 01/28/25 (a)	150,000	141,723
2.55%, 05/05/27 (a)	175,000	158,643
1.71%, 11/01/27 (a)(b)	200,000	177,590
6.36%, 10/27/28 (a)(b)	250,000	257,665
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	243,797
3.85%, 03/15/26 (a)	200,000	189,390
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	47,149
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	96,813
HSBC Holdings PLC
4.25%, 03/14/24	450,000	443,358
3.80%, 03/11/25 (a)(b)	400,000	391,624
0.98%, 05/24/25 (a)(b)	400,000	376,332
4.25%, 08/18/25	350,000	338,768
2.63%, 11/07/25 (a)(b)	400,000	379,064
4.18%, 12/09/25 (a)(b)	200,000	194,736
4.30%, 03/08/26	400,000	386,932
3.00%, 03/10/26 (a)(b)	400,000	378,588
1.65%, 04/18/26 (a)(b)	425,000	389,810
3.90%, 05/25/26	600,000	572,286
2.10%, 06/04/26 (a)(b)	550,000	507,083
4.29%, 09/12/26 (a)(b)	600,000	578,184
4.38%, 11/23/26	300,000	288,624
1.59%, 05/24/27 (a)(b)	400,000	350,224
2.25%, 11/22/27 (a)(b)	500,000	440,265
4.04%, 03/13/28 (a)(b)	600,000	560,754
4.76%, 06/09/28 (a)(b)	550,000	527,791
5.21%, 08/11/28 (a)(b)	450,000	440,271
2.01%, 09/22/28 (a)(b)	200,000	169,634
7.39%, 11/03/28 (a)(b)	250,000	264,187
See financial notes
86Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC USA, Inc.
3.75%, 05/24/24	250,000	244,977
3.50%, 06/23/24	100,000	97,553
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	336,756
ING Groep N.V.
3.55%, 04/09/24	250,000	244,632
3.87%, 03/28/26 (a)(b)	300,000	289,005
3.95%, 03/29/27	200,000	189,664
1.73%, 04/01/27 (a)(b)	200,000	177,668
4.02%, 03/28/28 (a)(b)	300,000	282,147
JPMorgan Chase & Co.
3.63%, 05/13/24	450,000	441,985
3.88%, 09/10/24	600,000	586,002
3.13%, 01/23/25 (a)	400,000	385,576
3.22%, 03/01/25 (a)(b)	550,000	536,860
0.82%, 06/01/25 (a)(b)	550,000	516,081
0.97%, 06/23/25 (a)(b)	300,000	281,775
3.90%, 07/15/25 (a)	400,000	388,656
7.75%, 07/15/25	100,000	105,333
0.77%, 08/09/25 (a)(b)	250,000	232,313
2.30%, 10/15/25 (a)(b)	350,000	331,579
1.56%, 12/10/25 (a)(b)	250,000	232,445
2.60%, 02/24/26 (a)(b)	350,000	331,128
2.01%, 03/13/26 (a)(b)	550,000	511,885
3.30%, 04/01/26 (a)	500,000	473,335
2.08%, 04/22/26 (a)(b)	850,000	789,837
4.08%, 04/26/26 (a)(b)	500,000	486,235
3.20%, 06/15/26 (a)	350,000	329,714
2.95%, 10/01/26 (a)	600,000	558,522
1.05%, 11/19/26 (a)(b)	650,000	576,082
4.13%, 12/15/26	550,000	529,815
3.96%, 01/29/27 (a)(b)	500,000	478,530
1.04%, 02/04/27 (a)(b)	500,000	439,270
1.58%, 04/22/27 (a)(b)	600,000	531,012
1.47%, 09/22/27 (a)(b)	450,000	390,532
4.25%, 10/01/27	300,000	288,552
3.78%, 02/01/28 (a)(b)	650,000	611,273
2.95%, 02/24/28 (a)(b)	400,000	363,180
4.32%, 04/26/28 (a)(b)	500,000	478,210
3.54%, 05/01/28 (a)(b)	600,000	556,314
2.18%, 06/01/28 (a)(b)	350,000	306,610
4.85%, 07/25/28 (a)(b)	750,000	733,312
KeyBank NA
3.30%, 06/01/25	250,000	239,675
5.85%, 11/15/27 (a)	250,000	256,047
4.39%, 12/14/27	250,000	240,460
KeyCorp
4.15%, 10/29/25	250,000	243,675
2.25%, 04/06/27	250,000	222,818
Lloyds Banking Group PLC
3.90%, 03/12/24	200,000	196,664
4.50%, 11/04/24	200,000	196,050
4.45%, 05/08/25	450,000	439,173
3.87%, 07/09/25 (a)(b)	500,000	487,085
4.58%, 12/10/25	250,000	240,995
2.44%, 02/05/26 (a)(b)	400,000	375,120
4.65%, 03/24/26	400,000	385,740
3.75%, 01/11/27	200,000	187,020
1.63%, 05/11/27 (a)(b)	250,000	219,115
3.75%, 03/18/28 (a)(b)	250,000	231,793
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	238,708
4.65%, 01/27/26 (a)	250,000	245,275
4.70%, 01/27/28 (a)	250,000	242,922
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	350,000	342,765
2.80%, 07/18/24	200,000	192,756
2.19%, 02/25/25	550,000	515,658
3.78%, 03/02/25	250,000	243,097
1.41%, 07/17/25	400,000	363,756
0.95%, 07/19/25 (a)(b)	500,000	467,125
0.96%, 10/11/25 (a)(b)	250,000	230,940
3.85%, 03/01/26	650,000	621,660
2.76%, 09/13/26	200,000	183,690
3.68%, 02/22/27	250,000	238,630
1.54%, 07/20/27 (a)(b)	550,000	481,338
3.29%, 07/25/27	200,000	185,962
1.64%, 10/13/27 (a)(b)	250,000	217,225
2.34%, 01/19/28 (a)(b)	350,000	310,450
4.08%, 04/19/28 (a)(b)	200,000	189,420
5.35%, 09/13/28 (a)(b)	250,000	248,102
5.42%, 02/22/29 (a)(b)	200,000	198,664
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	200,000	191,454
2.56%, 09/13/25 (a)(b)	200,000	189,760
2.65%, 05/22/26 (a)(b)	200,000	186,980
2.23%, 05/25/26 (a)(b)	250,000	231,125
1.23%, 05/22/27 (a)(b)	400,000	347,088
1.55%, 07/09/27 (a)(b)	400,000	348,796
5.41%, 09/13/28 (a)(b)	200,000	199,352
Morgan Stanley
3.88%, 04/29/24	550,000	541,618
3.70%, 10/23/24	400,000	389,768
0.79%, 05/30/25 (a)(b)	550,000	515,333
2.72%, 07/22/25 (a)(b)	500,000	479,565
4.00%, 07/23/25	500,000	487,315
0.86%, 10/21/25 (a)(b)	250,000	230,530
1.16%, 10/21/25 (a)(b)	500,000	463,150
5.00%, 11/24/25	500,000	495,045
3.88%, 01/27/26	650,000	625,807
2.63%, 02/18/26 (a)(b)	200,000	188,726
2.19%, 04/28/26 (a)(b)	650,000	605,956
4.68%, 07/17/26 (a)(b)	400,000	392,392
3.13%, 07/27/26	650,000	605,351
6.25%, 08/09/26	250,000	257,720
4.35%, 09/08/26	500,000	481,060
0.99%, 12/10/26 (a)(b)	500,000	439,990
3.63%, 01/20/27	550,000	520,487
5.05%, 01/28/27 (a)(b)	250,000	247,422
3.95%, 04/23/27	300,000	283,629
1.59%, 05/04/27 (a)(b)	700,000	618,310
1.51%, 07/20/27 (a)(b)	600,000	523,914
2.48%, 01/21/28 (a)(b)	550,000	490,776
4.21%, 04/20/28 (a)(b)	600,000	570,600
3.59%, 07/22/28 (a)(b)	500,000	462,620
6.30%, 10/18/28 (a)(b)	400,000	411,612
3.77%, 01/24/29 (a)(b)	250,000	231,175
5.12%, 02/01/29 (a)(b)	500,000	491,400
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	249,060
2.50%, 07/12/26	400,000	367,604
3.91%, 06/09/27	275,000	263,037
4.94%, 01/12/28	250,000	249,487
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	244,447
Natwest Group PLC
5.13%, 05/28/24	250,000	249,120
4.27%, 03/22/25 (a)(b)	400,000	393,080
4.80%, 04/05/26	400,000	389,716
1.64%, 06/14/27 (a)(b)	400,000	351,568
3.07%, 05/22/28 (a)(b)	200,000	180,464
See financial notes
Schwab Taxable Bond Funds | Semiannual Report87

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 09/30/28 (a)(b)	200,000	198,542
3.75%, 11/01/29 (a)(b)	200,000	188,476
Northern Trust Corp.
3.95%, 10/30/25	200,000	193,646
4.00%, 05/10/27 (a)	200,000	193,952
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	239,410
3.88%, 04/10/25 (a)	250,000	242,408
3.25%, 06/01/25 (a)	250,000	239,873
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	187,018
Royal Bank of Canada
2.55%, 07/16/24	250,000	240,918
0.75%, 10/07/24	200,000	186,272
5.66%, 10/25/24	300,000	302,145
2.25%, 11/01/24	200,000	190,416
1.60%, 01/21/25	250,000	234,148
3.38%, 04/14/25	350,000	336,770
1.15%, 06/10/25	300,000	274,035
0.88%, 01/20/26	500,000	442,900
4.65%, 01/27/26	250,000	244,537
1.20%, 04/27/26	200,000	177,240
1.15%, 07/14/26	250,000	219,485
1.40%, 11/02/26	250,000	218,225
2.05%, 01/21/27	150,000	134,633
3.63%, 05/04/27	250,000	236,005
4.24%, 08/03/27	250,000	240,428
6.00%, 11/01/27	250,000	257,512
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	97,414
3.45%, 06/02/25 (a)	300,000	285,609
4.50%, 07/17/25 (a)	250,000	242,885
3.24%, 10/05/26 (a)(d)	200,000	184,492
4.40%, 07/13/27 (a)	250,000	237,723
2.49%, 01/06/28 (a)(b)	250,000	218,058
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	200,000	189,638
1.53%, 08/21/26 (a)(b)	200,000	178,886
1.67%, 06/14/27 (a)(b)	250,000	218,453
2.47%, 01/11/28 (a)(b)	250,000	219,393
3.82%, 11/03/28 (a)(b)	200,000	182,072
6.53%, 01/10/29 (a)(b)	250,000	253,237
Santander UK PLC
4.00%, 03/13/24	200,000	197,352
2.88%, 06/18/24	200,000	193,210
Signature Bank
4.00%, 10/15/30 (a)(b)(e)	100,000	91,580
State Street Corp.
3.30%, 12/16/24	200,000	193,784
3.55%, 08/18/25	400,000	386,072
2.35%, 11/01/25 (a)(b)	250,000	237,883
2.90%, 03/30/26 (a)(b)	150,000	142,929
2.20%, 02/07/28 (a)(b)	200,000	180,070
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	400,000	385,128
2.45%, 09/27/24	200,000	190,782
2.35%, 01/15/25	200,000	188,876
1.47%, 07/08/25	500,000	455,435
0.95%, 01/12/26	250,000	221,200
3.78%, 03/09/26	400,000	382,780
2.63%, 07/14/26	400,000	365,488
1.40%, 09/17/26	500,000	434,220
3.01%, 10/19/26	200,000	184,380
3.45%, 01/11/27	200,000	186,698
2.17%, 01/14/27	200,000	178,000
3.36%, 07/12/27	400,000	370,472
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 01/13/28	250,000	250,202
3.54%, 01/17/28	200,000	184,728
SVB Financial Group
3.50%, 01/29/25 (f)	100,000	96,573
1.80%, 10/28/26 (a)(f)	150,000	131,112
4.35%, 04/29/28 (a)(b)(f)	100,000	95,590
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	246,450
5.63%, 08/23/27 (a)	250,000	245,240
Synchrony Financial
4.38%, 03/19/24 (a)	175,000	172,596
4.25%, 08/15/24 (a)	200,000	195,170
4.50%, 07/23/25 (a)	250,000	240,925
The Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	100,000	97,118
2.10%, 10/24/24	400,000	380,920
0.85%, 10/25/24 (a)	250,000	233,350
3.00%, 02/24/25 (a)	200,000	191,944
1.60%, 04/24/25 (a)	200,000	185,508
3.95%, 11/18/25 (a)	250,000	242,707
0.75%, 01/28/26 (a)	250,000	221,903
2.80%, 05/04/26 (a)	200,000	186,812
2.45%, 08/17/26 (a)	300,000	275,553
2.05%, 01/26/27 (a)	250,000	224,415
3.25%, 05/16/27 (a)	200,000	187,586
3.44%, 02/07/28 (a)(b)	250,000	235,295
3.99%, 06/13/28 (a)(b)	150,000	144,048
5.80%, 10/25/28 (a)(b)	200,000	205,036
The Bank of Nova Scotia
2.44%, 03/11/24	200,000	194,246
0.70%, 04/15/24	300,000	284,697
1.45%, 01/10/25	250,000	232,883
2.20%, 02/03/25	200,000	188,636
3.45%, 04/11/25	250,000	240,500
1.30%, 06/11/25	200,000	182,706
4.50%, 12/16/25	250,000	242,508
1.05%, 03/02/26	200,000	176,332
1.35%, 06/24/26	250,000	220,235
2.70%, 08/03/26	200,000	183,676
1.30%, 09/15/26	250,000	217,740
1.95%, 02/02/27	175,000	155,883
2.95%, 03/11/27	200,000	183,742
The Goldman Sachs Group, Inc.
4.00%, 03/03/24	400,000	394,116
3.00%, 03/15/24	500,000	487,155
3.85%, 07/08/24 (a)	500,000	489,580
3.50%, 01/23/25 (a)	425,000	410,822
3.50%, 04/01/25 (a)	650,000	625,969
3.75%, 05/22/25 (a)	500,000	483,440
3.27%, 09/29/25 (a)(b)	550,000	528,891
4.25%, 10/21/25	500,000	484,670
0.86%, 02/12/26 (a)(b)	250,000	226,995
3.75%, 02/25/26 (a)	300,000	286,743
3.50%, 11/16/26 (a)	500,000	469,635
1.09%, 12/09/26 (a)(b)	550,000	484,363
5.95%, 01/15/27	150,000	152,814
3.85%, 01/26/27 (a)	600,000	568,308
1.43%, 03/09/27 (a)(b)	550,000	485,133
1.54%, 09/10/27 (a)(b)	550,000	477,735
1.95%, 10/21/27 (a)(b)	1,000,000	876,140
2.64%, 02/24/28 (a)(b)	600,000	536,610
3.62%, 03/15/28 (a)(b)	750,000	696,697
3.69%, 06/05/28 (a)(b)	575,000	534,376
The Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,970
See financial notes
88Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (a)	200,000	196,818
2.20%, 11/01/24 (a)	150,000	143,220
2.60%, 07/23/26 (a)	250,000	231,043
1.15%, 08/13/26 (a)	200,000	175,836
4.76%, 01/26/27 (a)(b)	250,000	246,215
5.35%, 12/02/28 (a)(b)	350,000	351,127
The Toronto-Dominion Bank
3.25%, 03/11/24	150,000	146,778
2.65%, 06/12/24	300,000	290,178
0.70%, 09/10/24	200,000	186,446
4.29%, 09/13/24	250,000	246,147
1.45%, 01/10/25	100,000	93,344
3.77%, 06/06/25	400,000	386,768
1.15%, 06/12/25	250,000	228,098
0.75%, 09/11/25	400,000	357,572
0.75%, 01/06/26	250,000	220,700
1.20%, 06/03/26	350,000	307,177
1.25%, 09/10/26	200,000	174,374
1.95%, 01/12/27	200,000	178,132
2.80%, 03/10/27	250,000	228,593
4.11%, 06/08/27 (c)	350,000	336,220
4.69%, 09/15/27	300,000	293,781
5.16%, 01/10/28	200,000	199,136
3.63%, 09/15/31 (a)(b)	400,000	372,380
Truist Bank
3.20%, 04/01/24 (a)	200,000	195,474
2.15%, 12/06/24 (a)	250,000	237,188
1.50%, 03/10/25 (a)	500,000	464,575
3.63%, 09/16/25 (a)	300,000	288,186
3.30%, 05/15/26 (a)	200,000	187,600
3.80%, 10/30/26 (a)	250,000	236,633
2.64%, 09/17/29 (a)(b)	250,000	235,683
Truist Financial Corp.
2.50%, 08/01/24 (a)	200,000	192,202
2.85%, 10/26/24 (a)	150,000	144,920
4.00%, 05/01/25 (a)	250,000	243,767
1.20%, 08/05/25 (a)	250,000	227,675
1.27%, 03/02/27 (a)(b)	200,000	178,254
1.13%, 08/03/27 (a)	250,000	213,130
4.12%, 06/06/28 (a)(b)	200,000	191,360
US Bancorp
2.40%, 07/30/24 (a)	150,000	144,156
3.60%, 09/11/24 (a)	300,000	293,010
1.45%, 05/12/25 (a)	400,000	369,324
3.95%, 11/17/25 (a)	250,000	242,925
3.10%, 04/27/26 (a)	300,000	282,045
2.38%, 07/22/26 (a)	200,000	183,634
2.22%, 01/27/28 (a)(b)	200,000	179,556
4.55%, 07/22/28 (a)(b)	400,000	389,192
4.65%, 02/01/29 (a)(b)	300,000	291,525
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	236,188
2.80%, 01/27/25 (a)	250,000	239,808
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	88,665
Wells Fargo & Co.
3.30%, 09/09/24	400,000	388,528
3.00%, 02/19/25	500,000	478,750
0.81%, 05/19/25 (a)(b)	250,000	236,068
3.55%, 09/29/25	400,000	383,180
2.41%, 10/30/25 (a)(b)	500,000	474,360
2.16%, 02/11/26 (a)(b)	650,000	609,043
3.00%, 04/22/26	700,000	653,716
3.91%, 04/25/26 (a)(b)	500,000	482,830
2.19%, 04/30/26 (a)(b)	600,000	558,504
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 06/03/26	500,000	480,310
4.54%, 08/15/26 (a)(b)	200,000	195,306
3.00%, 10/23/26	600,000	554,514
3.20%, 06/17/27 (a)(b)	450,000	417,924
4.30%, 07/22/27	500,000	484,005
3.53%, 03/24/28 (a)(b)	750,000	695,145
3.58%, 05/22/28 (a)(b)	700,000	648,200
2.39%, 06/02/28 (a)(b)	700,000	619,549
4.81%, 07/25/28 (a)(b)	500,000	487,100
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	174,412
Westpac Banking Corp.
1.02%, 11/18/24	300,000	279,651
2.35%, 02/19/25	200,000	189,536
3.74%, 08/26/25	150,000	145,173
2.85%, 05/13/26	400,000	372,992
1.15%, 06/03/26	250,000	220,518
2.70%, 08/19/26	300,000	277,407
3.35%, 03/08/27	250,000	235,213
5.46%, 11/18/27	250,000	254,405
3.40%, 01/25/28	200,000	185,942
2.89%, 02/04/30 (a)(b)	200,000	186,106
4.32%, 11/23/31 (a)(b)	400,000	377,500
		160,865,243
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	96,224
Ameriprise Financial, Inc.
3.70%, 10/15/24	200,000	195,448
3.00%, 04/02/25 (a)	150,000	143,571
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	95,645
BlackRock, Inc.
3.50%, 03/18/24	250,000	245,832
3.20%, 03/15/27	100,000	94,376
Brookfield Corp.
4.00%, 01/15/25 (a)	100,000	97,690
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	200,000	196,838
3.90%, 01/25/28 (a)	200,000	186,454
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	143,522
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	192,926
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,072
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	194,986
3.75%, 12/01/25	400,000	385,504
3.10%, 09/15/27	100,000	92,778
4.00%, 09/15/27	250,000	243,062
Invesco Finance PLC
3.75%, 01/15/26	150,000	144,884
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	196,344
Lazard Group LLC
3.75%, 02/13/25	100,000	96,646
3.63%, 03/01/27 (a)	150,000	140,325
Legg Mason, Inc.
4.75%, 03/15/26	150,000	148,447
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	143,745
See financial notes
Schwab Taxable Bond Funds | Semiannual Report89

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	378,448
1.85%, 07/16/25	400,000	365,188
1.65%, 07/14/26	200,000	174,702
2.33%, 01/22/27	200,000	177,132
5.39%, 07/06/27	200,000	198,416
5.84%, 01/18/28	200,000	201,762
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,346
The Charles Schwab Corp.
0.75%, 03/18/24 (a)(g)	250,000	238,585
3.75%, 04/01/24 (a)(g)	50,000	49,125
3.00%, 03/10/25 (a)(g)	50,000	47,896
4.20%, 03/24/25 (a)(g)	100,000	98,363
3.63%, 04/01/25 (a)(g)	50,000	48,473
3.85%, 05/21/25 (a)(g)	100,000	97,232
3.45%, 02/13/26 (a)(g)	50,000	47,879
0.90%, 03/11/26 (a)(g)	200,000	176,512
1.15%, 05/13/26 (a)(g)	150,000	132,618
3.20%, 03/02/27 (a)(g)	100,000	93,743
2.45%, 03/03/27 (a)(g)	250,000	226,942
3.30%, 04/01/27 (a)(g)	100,000	94,180
		6,515,861
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (a)	150,000	142,963
1.65%, 10/29/24 (a)	550,000	510,713
1.75%, 10/29/24 (a)	250,000	232,255
3.50%, 01/15/25 (a)	150,000	143,020
6.50%, 07/15/25 (a)	200,000	200,818
4.45%, 10/01/25 (a)	150,000	144,094
1.75%, 01/30/26 (a)	250,000	221,137
4.45%, 04/03/26 (a)	150,000	143,100
2.45%, 10/29/26 (a)	700,000	617,603
3.65%, 07/21/27 (a)	200,000	181,374
4.63%, 10/15/27 (a)	150,000	141,777
Air Lease Corp.
0.80%, 08/18/24 (a)	100,000	92,885
4.25%, 09/15/24 (a)	100,000	97,973
2.30%, 02/01/25 (a)	200,000	186,850
3.25%, 03/01/25 (a)	200,000	189,962
3.38%, 07/01/25 (a)	225,000	212,236
2.88%, 01/15/26 (a)	200,000	184,460
3.75%, 06/01/26 (a)	150,000	141,014
1.88%, 08/15/26 (a)	250,000	218,442
2.20%, 01/15/27 (a)	200,000	175,924
5.85%, 12/15/27 (a)	200,000	199,200
Aircastle Ltd.
4.13%, 05/01/24 (a)	100,000	97,697
4.25%, 06/15/26 (a)	150,000	142,351
Ares Capital Corp.
4.20%, 06/10/24 (a)	200,000	195,602
4.25%, 03/01/25 (a)	100,000	96,099
3.25%, 07/15/25 (a)	150,000	139,830
3.88%, 01/15/26 (a)	250,000	232,142
2.15%, 07/15/26 (a)	250,000	215,772
2.88%, 06/15/27 (a)	100,000	87,116
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	89,156
2.55%, 10/13/26 (a)	100,000	86,248
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	88,749
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,756
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
1.75%, 09/15/24	100,000	93,215
2.35%, 11/22/24	100,000	93,324
2.70%, 01/15/25 (a)	125,000	116,600
4.70%, 03/24/25	200,000	193,366
2.63%, 12/15/26 (a)	300,000	255,390
3.25%, 03/15/27 (a)	200,000	172,430
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	183,720
2.75%, 09/16/26 (a)	200,000	174,370
2.13%, 02/15/27 (a)	100,000	84,261
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	97,935
1.65%, 10/12/24	100,000	92,580
4.13%, 02/01/25 (a)	50,000	47,828
3.40%, 01/15/26 (a)	250,000	226,640
2.63%, 01/15/27 (a)	150,000	127,368
GATX Corp.
3.25%, 09/15/26 (a)	100,000	92,782
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,232
2.88%, 01/15/26 (a)	150,000	138,506
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	86,696
2.05%, 02/15/27 (a)	100,000	83,811
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	88,098
3.38%, 01/20/27 (a)	100,000	88,562
Main Street Capital Corp.
5.20%, 05/01/24	50,000	49,405
3.00%, 07/14/26 (a)	150,000	132,483
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	94,179
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,844
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	50,000	49,473
4.00%, 03/30/25 (a)	50,000	47,619
3.75%, 07/22/25 (a)	150,000	140,357
4.25%, 01/15/26 (a)	100,000	93,293
3.40%, 07/15/26 (a)	250,000	223,270
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	150,000	130,047
4.70%, 02/08/27 (a)	150,000	137,010
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	61,517
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	135,402
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	75,000	72,321
2.50%, 08/01/26 (a)	100,000	87,941
		10,027,193
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	192,562
Insurance 0.8%
Aetna, Inc.
3.50%, 11/15/24 (a)	200,000	193,936
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	89,080
2.88%, 10/15/26 (a)	100,000	93,142
See financial notes
90Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	144,006
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	98,382
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	157,309
3.90%, 04/01/26 (a)	200,000	192,036
Anthem, Inc.
3.35%, 12/01/24 (a)	200,000	193,524
2.38%, 01/15/25 (a)	300,000	284,001
1.50%, 03/15/26 (a)	200,000	178,966
3.65%, 12/01/27 (a)	250,000	234,730
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	182,008
Aon PLC
3.50%, 06/14/24 (a)	100,000	97,667
3.88%, 12/15/25 (a)	200,000	193,032
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	144,852
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	74,251
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	98,000	97,650
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	187,178
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	500,000	477,760
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	175,000	163,870
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	97,933
Centene Corp.
4.25%, 12/15/27 (a)	400,000	370,812
Chubb INA Holdings, Inc.
3.35%, 05/15/24	100,000	97,760
3.15%, 03/15/25	175,000	168,196
3.35%, 05/03/26 (a)	200,000	190,636
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,241
4.50%, 03/01/26 (a)	150,000	146,839
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	198,014
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(d)	250,000	239,332
3.65%, 04/05/27 (a)(d)	300,000	280,161
6.88%, 12/15/52 (a)(b)(d)	150,000	147,910
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(d)	100,000	100,099
Humana, Inc.
3.85%, 10/01/24 (a)	100,000	97,644
4.50%, 04/01/25 (a)	150,000	147,465
1.35%, 02/03/27 (a)	150,000	129,218
3.95%, 03/15/27 (a)	150,000	143,496
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	99,275
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,659
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	94,351
Loews Corp.
3.75%, 04/01/26 (a)	150,000	144,282
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manulife Financial Corp.
4.15%, 03/04/26	250,000	243,547
4.06%, 02/24/32 (a)(b)	200,000	185,606
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	196,816
3.50%, 06/03/24 (a)	100,000	97,720
3.50%, 03/10/25 (a)	150,000	144,760
3.75%, 03/14/26 (a)	50,000	48,015
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	95,647
MetLife, Inc.
3.60%, 04/10/24	150,000	147,153
3.00%, 03/01/25	150,000	143,969
3.60%, 11/13/25 (a)	100,000	96,336
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	99,137
3.88%, 08/26/26 (a)	150,000	142,805
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,197
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	90,222
5.20%, 03/15/44 (a)(b)	100,000	98,438
5.38%, 05/15/45 (a)(b)	250,000	243,832
4.50%, 09/15/47 (a)(b)	100,000	92,708
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	140,702
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	96,613
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	133,154
3.28%, 12/15/26 (a)	100,000	94,440
The Progressive Corp.
2.45%, 01/15/27	150,000	137,063
2.50%, 03/15/27 (a)	100,000	91,184
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	144,894
UnitedHealth Group, Inc.
2.38%, 08/15/24	100,000	96,074
3.75%, 07/15/25	500,000	485,405
5.15%, 10/15/25	200,000	200,496
3.70%, 12/15/25	100,000	96,644
1.25%, 01/15/26	250,000	226,112
3.10%, 03/15/26	200,000	189,726
3.45%, 01/15/27	100,000	94,904
3.70%, 05/15/27 (a)(c)	200,000	191,060
2.95%, 10/15/27	150,000	137,819
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,767
Willis North America, Inc.
3.60%, 05/15/24 (a)	150,000	146,581
4.65%, 06/15/27 (a)	200,000	193,276
		11,820,525
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	95,856
4.30%, 01/15/26 (a)	100,000	97,199
3.95%, 01/15/27 (a)	100,000	95,528
3.95%, 01/15/28 (a)	150,000	141,573
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	96,863
3.45%, 06/01/25 (a)	200,000	192,372
3.50%, 11/15/25 (a)	50,000	47,771
See financial notes
Schwab Taxable Bond Funds | Semiannual Report91

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 05/15/27 (a)	100,000	93,110
3.20%, 01/15/28 (a)	100,000	91,952
Boston Properties LP
3.20%, 01/15/25 (a)	200,000	191,062
3.65%, 02/01/26 (a)	100,000	94,810
2.75%, 10/01/26 (a)	250,000	225,775
6.75%, 12/01/27 (a)	100,000	103,848
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	100,000	84,426
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	96,880
3.85%, 02/01/25 (a)	100,000	96,260
4.13%, 06/15/26 (a)	100,000	94,505
3.90%, 03/15/27 (a)	100,000	92,809
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,505
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	138,488
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	185,400
5.55%, 01/15/28 (a)	150,000	149,607
EPR Properties
4.50%, 04/01/25 (a)	100,000	96,514
4.75%, 12/15/26 (a)	100,000	91,553
4.50%, 06/01/27 (a)	100,000	89,115
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	95,957
2.85%, 11/01/26 (a)	150,000	138,278
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	97,787
3.50%, 04/01/25 (a)	100,000	96,138
3.38%, 04/15/26 (a)	150,000	140,436
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	200,000	177,860
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	139,692
Healthpeak Properties Interim, Inc.
3.40%, 02/01/25 (a)	100,000	96,348
4.00%, 06/01/25 (a)	100,000	97,063
3.25%, 07/15/26 (a)	150,000	140,691
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	97,821
4.00%, 06/15/25 (a)	100,000	97,308
4.50%, 02/01/26 (a)	100,000	96,938
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	100,000	86,637
5.95%, 02/15/28 (a)	100,000	95,358
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	95,953
Kimco Realty Corp.
3.30%, 02/01/25 (a)	200,000	192,014
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	93,959
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,678
LifeStorage LP
3.50%, 07/01/26 (a)	200,000	189,014
Mid-America Apartments LP
3.75%, 06/15/24 (a)	100,000	97,827
4.00%, 11/15/25 (a)	100,000	96,548
3.60%, 06/01/27 (a)	150,000	141,942
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	97,767
4.00%, 11/15/25 (a)	200,000	192,900
3.50%, 10/15/27 (a)	100,000	91,595
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	100,000	97,590
5.25%, 01/15/26 (a)	150,000	147,070
4.50%, 04/01/27 (a)	200,000	189,054
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,284
3.95%, 01/15/28 (a)	100,000	92,399
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	100,000	98,862
Prologis LP
3.25%, 06/30/26 (a)	100,000	94,728
2.13%, 04/15/27 (a)	100,000	90,120
Public Storage
0.88%, 02/15/26 (a)	150,000	132,909
1.50%, 11/09/26 (a)	100,000	88,657
Realty Income Corp.
3.88%, 04/15/25 (a)	50,000	48,521
4.63%, 11/01/25 (a)	250,000	245,727
4.88%, 06/01/26 (a)	150,000	148,612
4.13%, 10/15/26 (a)	150,000	144,660
3.00%, 01/15/27 (a)	150,000	138,660
3.95%, 08/15/27 (a)	150,000	142,902
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	141,187
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	142,086
Simon Property Group LP
2.00%, 09/13/24 (a)	300,000	285,813
3.38%, 10/01/24 (a)	200,000	193,912
3.50%, 09/01/25 (a)	200,000	192,064
3.30%, 01/15/26 (a)	100,000	94,955
3.25%, 11/30/26 (a)	150,000	140,243
1.38%, 01/15/27 (a)	150,000	131,159
3.38%, 06/15/27 (a)	100,000	93,254
3.38%, 12/01/27 (a)	200,000	185,178
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	47,719
4.25%, 02/01/26 (a)	100,000	94,731
4.70%, 06/01/27 (a)	100,000	93,841
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,706
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	90,914
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	139,734
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,339
3.75%, 05/01/24 (a)	100,000	97,760
2.65%, 01/15/25 (a)	100,000	94,623
3.50%, 02/01/25 (a)	100,000	96,026
4.13%, 01/15/26 (a)	150,000	144,528
3.25%, 10/15/26 (a)	100,000	92,380
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	95,173
2.15%, 06/01/26 (a)	100,000	86,260
Welltower, Inc.
3.63%, 03/15/24 (a)	200,000	196,000
4.00%, 06/01/25 (a)	250,000	241,685
4.25%, 04/01/26 (a)	100,000	96,614
2.70%, 02/15/27 (a)	100,000	90,282
See financial notes
92Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	244,257
		11,780,468
		201,201,852

Industrial 12.9%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	97,527
1.50%, 10/15/25 (a)	200,000	182,596
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	146,458
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	97,388
6.55%, 11/29/27 (a)	200,000	205,192
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,440
5.90%, 07/05/24	400,000	399,632
6.05%, 03/15/25	200,000	199,328
1.40%, 08/05/26 (a)	150,000	127,890
6.17%, 07/15/27 (a)	400,000	397,048
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	196,762
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	393,472
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	194,078
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	184,568
3.25%, 12/01/27 (a)	150,000	139,731
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	92,280
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	97,976
5.50%, 01/17/27	200,000	199,934
FMC Corp.
3.20%, 10/01/26 (a)	150,000	140,114
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	150,000	147,442
5.00%, 09/01/27 (a)	100,000	98,046
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	143,175
Linde, Inc.
2.65%, 02/05/25 (a)	100,000	95,491
3.20%, 01/30/26 (a)	100,000	96,367
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	134,526
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	93,031
4.30%, 05/23/27 (a)	200,000	194,088
Nutrien Ltd.
5.90%, 11/07/24	250,000	251,387
3.00%, 04/01/25 (a)	100,000	95,111
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	97,616
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	47,995
1.20%, 03/15/26 (a)	200,000	177,110
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	90,391
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Copper Corp.
3.88%, 04/23/25	150,000	145,309
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	143,063
2.40%, 06/15/25 (a)	100,000	93,346
1.65%, 10/15/27 (a)	100,000	84,470
The Mosaic Co.
4.05%, 11/15/27 (a)	150,000	142,191
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	97,218
3.45%, 08/01/25 (a)	150,000	143,873
3.95%, 01/15/26 (a)	100,000	96,575
3.45%, 06/01/27 (a)	300,000	281,400
Vale Overseas Ltd.
6.25%, 08/10/26	200,000	204,332
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	188,344
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,234
3.75%, 03/15/25 (a)	100,000	96,942
4.65%, 03/15/26 (a)	200,000	196,118
		7,360,605
Capital Goods 1.4%
3M Co.
2.00%, 02/14/25 (a)	100,000	94,025
2.65%, 04/15/25 (a)	100,000	94,879
2.88%, 10/15/27 (a)	200,000	182,092
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,320
3.55%, 10/01/27 (a)	100,000	92,161
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	94,623
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	200,000	193,408
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	97,638
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,771
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	223,085
1.65%, 01/15/27 (a)	100,000	86,068
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	96,499
Carrier Global Corp.
2.24%, 02/15/25 (a)	100,000	93,983
2.49%, 02/15/27 (a)	300,000	270,633
Caterpillar Financial Services Corp.
0.45%, 05/17/24	300,000	283,494
2.85%, 05/17/24	100,000	97,204
3.30%, 06/09/24	100,000	97,597
2.15%, 11/08/24	200,000	190,760
3.25%, 12/01/24	100,000	97,108
3.40%, 05/13/25	400,000	386,268
1.45%, 05/15/25	200,000	184,982
0.80%, 11/13/25	200,000	179,320
0.90%, 03/02/26	350,000	310,982
1.15%, 09/14/26	150,000	131,903
3.60%, 08/12/27	200,000	191,150
1.10%, 09/14/27	200,000	171,114
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	98,005
See financial notes
Schwab Taxable Bond Funds | Semiannual Report93

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	200,000	182,212
1.45%, 07/15/26 (a)	150,000	132,765
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,798
Deere & Co.
2.75%, 04/15/25 (a)	250,000	238,567
Dover Corp.
3.15%, 11/15/25 (a)	100,000	94,893
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	92,475
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	172,928
1.80%, 10/15/27 (a)	100,000	87,314
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	233,592
General Dynamics Corp.
3.25%, 04/01/25 (a)	325,000	313,105
1.15%, 06/01/26 (a)	150,000	132,849
2.13%, 08/15/26 (a)	100,000	91,691
3.50%, 04/01/27 (a)	200,000	189,882
2.63%, 11/15/27 (a)	150,000	136,286
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	141,465
Honeywell International, Inc.
2.30%, 08/15/24 (a)	150,000	144,058
1.35%, 06/01/25 (a)	300,000	277,248
2.50%, 11/01/26 (a)	400,000	369,748
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	94,837
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	137,339
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	185,334
John Deere Capital Corp.
2.60%, 03/07/24	150,000	146,274
0.45%, 06/07/24	100,000	94,235
2.65%, 06/24/24	100,000	96,872
2.05%, 01/09/25	100,000	94,792
3.45%, 03/13/25	400,000	387,692
0.70%, 01/15/26	300,000	266,244
1.05%, 06/17/26	250,000	221,035
2.25%, 09/14/26	200,000	183,198
1.30%, 10/13/26	150,000	131,882
1.70%, 01/11/27	200,000	178,458
1.75%, 03/09/27	400,000	357,136
4.15%, 09/15/27	200,000	194,622
4.75%, 01/20/28	200,000	199,134
1.50%, 03/06/28	200,000	171,306
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	97,822
3.90%, 02/14/26 (a)	100,000	96,415
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	290,151
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	150,000	145,854
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	181,938
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	241,667
5.10%, 11/15/27 (a)	150,000	152,043
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	147,823
3.50%, 12/15/27 (a)	100,000	93,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
1.50%, 02/15/28 (a)	100,000	82,892
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	400,000	383,100
3.20%, 02/01/27 (a)	100,000	94,083
3.25%, 01/15/28 (a)	250,000	231,052
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	326,823
Owens Corning
3.40%, 08/15/26 (a)	150,000	140,463
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	241,295
3.30%, 11/21/24 (a)	50,000	48,382
3.25%, 03/01/27 (a)	200,000	186,354
4.25%, 09/15/27 (a)	200,000	191,566
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	240,655
Raytheon Technologies Corp.
3.20%, 03/15/24 (a)	150,000	146,953
3.95%, 08/16/25 (a)	350,000	340,193
2.65%, 11/01/26 (a)	200,000	184,308
3.50%, 03/15/27 (a)	300,000	284,286
3.13%, 05/04/27 (a)	150,000	139,139
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	200,000	198,354
Republic Services, Inc.
2.50%, 08/15/24 (a)	200,000	192,060
3.20%, 03/15/25 (a)	100,000	95,769
0.88%, 11/15/25 (a)	250,000	222,070
3.38%, 11/15/27 (a)	150,000	139,007
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	95,675
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	100,000	95,486
1.00%, 09/15/25 (a)	250,000	225,255
3.80%, 12/15/26 (a)	150,000	142,878
1.40%, 09/15/27 (a)	100,000	84,837
Snap-on, Inc.
3.25%, 03/01/27 (a)	150,000	140,817
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	93,644
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	189,424
4.00%, 03/15/60 (a)(b)	200,000	172,710
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	100,000	95,116
1.60%, 04/01/26 (a)	100,000	89,378
Textron, Inc.
4.30%, 03/01/24 (a)	150,000	148,242
4.00%, 03/15/26 (a)	100,000	96,923
3.65%, 03/15/27 (a)	100,000	94,559
The Boeing Co.
4.88%, 05/01/25 (a)	700,000	690,375
2.75%, 02/01/26 (a)	200,000	185,462
2.20%, 02/04/26 (a)	1,000,000	908,340
3.10%, 05/01/26 (a)	150,000	139,656
2.25%, 06/15/26 (a)	200,000	180,512
2.70%, 02/01/27 (a)	200,000	181,472
5.04%, 05/01/27 (a)	450,000	443,358
The Timken Co.
3.88%, 09/01/24 (a)	150,000	146,349
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,135
3.50%, 03/21/26 (a)	100,000	95,049
See financial notes
94Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	131,235
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	98,711
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	96,065
0.75%, 11/15/25 (a)	200,000	178,326
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	94,183
3.45%, 11/15/26 (a)	200,000	185,560
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	93,825
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	93,483
1.95%, 01/30/28 (a)	100,000	85,926
		21,941,645
Communications 1.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	200,000	189,182
American Tower Corp.
3.38%, 05/15/24 (a)	100,000	97,332
2.95%, 01/15/25 (a)	100,000	95,318
2.40%, 03/15/25 (a)	200,000	187,800
4.00%, 06/01/25 (a)	150,000	145,238
4.40%, 02/15/26 (a)	150,000	145,667
1.60%, 04/15/26 (a)	100,000	89,053
1.45%, 09/15/26 (a)	250,000	217,645
3.38%, 10/15/26 (a)	250,000	232,435
2.75%, 01/15/27 (a)	200,000	180,716
3.13%, 01/15/27 (a)	100,000	91,734
3.65%, 03/15/27 (a)	200,000	186,406
3.60%, 01/15/28 (a)	200,000	182,996
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	381,632
3.88%, 01/15/26 (a)	50,000	48,242
5.54%, 02/20/26 (a)	350,000	348,491
1.70%, 03/25/26 (a)	600,000	539,586
2.95%, 07/15/26 (a)	50,000	46,809
3.80%, 02/15/27 (a)	200,000	190,008
4.25%, 03/01/27 (a)	200,000	194,050
2.30%, 06/01/27 (a)	500,000	445,980
4.10%, 02/15/28 (a)	500,000	476,830
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	850,000	831,912
4.20%, 03/15/28 (a)	150,000	137,892
Comcast Corp.
3.70%, 04/15/24 (a)	450,000	442,084
3.38%, 02/15/25 (a)	150,000	145,016
3.38%, 08/15/25 (a)	350,000	336,245
3.95%, 10/15/25 (a)	550,000	534,770
5.25%, 11/07/25	150,000	150,755
3.15%, 03/01/26 (a)	400,000	378,188
2.35%, 01/15/27 (a)	550,000	498,679
3.30%, 02/01/27 (a)	200,000	187,884
3.30%, 04/01/27 (a)	150,000	140,651
5.35%, 11/15/27 (a)	150,000	152,247
3.55%, 05/01/28 (a)	150,000	139,938
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	96,654
1.35%, 07/15/25 (a)	200,000	181,776
4.45%, 02/15/26 (a)	250,000	243,122
3.70%, 06/15/26 (a)	200,000	189,406
1.05%, 07/15/26 (a)	200,000	173,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/15/27 (a)	200,000	181,952
3.65%, 09/01/27 (a)	150,000	139,568
5.00%, 01/11/28 (a)	250,000	246,420
Discovery Communications LLC
3.80%, 03/13/24 (a)	100,000	98,017
3.90%, 11/15/24 (a)	200,000	193,882
3.45%, 03/15/25 (a)	50,000	47,705
4.90%, 03/11/26 (a)	200,000	195,102
Fox Corp.
3.05%, 04/07/25 (a)	150,000	143,264
Grupo Televisa S.A.B.
4.63%, 01/30/26 (a)	200,000	194,666
Magallanes, Inc.
3.64%, 03/15/25 (d)	400,000	381,568
3.76%, 03/15/27 (a)(d)	800,000	734,296
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	550,000	517,374
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	194,258
3.60%, 04/15/26 (a)	300,000	286,089
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(d)	300,000	284,724
3.63%, 12/15/25 (a)	150,000	142,611
3.20%, 03/15/27 (a)(d)	300,000	276,162
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	250,000	244,300
3.70%, 04/14/27 (a)	200,000	188,942
Telefonica Emisiones S.A.
4.10%, 03/08/27	400,000	379,052
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	91,912
3.70%, 09/15/27 (a)	150,000	141,639
The Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	332,836
3.70%, 09/15/24 (a)	100,000	98,057
3.35%, 03/24/25	375,000	362,434
1.75%, 01/13/26	300,000	274,173
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	575,000	550,879
1.50%, 02/15/26 (a)	250,000	223,857
2.25%, 02/15/26 (a)	400,000	364,260
2.63%, 04/15/26 (a)	200,000	183,364
3.75%, 04/15/27 (a)	850,000	799,578
5.38%, 04/15/27 (a)	100,000	100,240
4.95%, 03/15/28 (a)	250,000	245,565
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	190,354
3.00%, 02/13/26	350,000	330,575
1.85%, 07/30/26	300,000	270,258
2.95%, 06/15/27	150,000	139,062
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	238,270
3.50%, 11/01/24 (a)	100,000	97,480
3.38%, 02/15/25	300,000	289,842
0.85%, 11/20/25 (a)	350,000	312,952
1.45%, 03/20/26 (a)	350,000	313,540
2.63%, 08/15/26	300,000	275,643
4.13%, 03/16/27	600,000	577,746
3.00%, 03/22/27 (a)	200,000	184,642
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	266,000	260,989
2.90%, 01/15/27 (a)	200,000	180,974
Vodafone Group PLC
4.13%, 05/30/25	250,000	243,437
See financial notes
Schwab Taxable Bond Funds | Semiannual Report95

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	193,134
WPP Finance 2010
3.75%, 09/19/24	100,000	96,989
		22,708,176
Consumer Cyclical 2.1%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	84,933
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	400,000	387,448
3.40%, 12/06/27 (a)	400,000	367,668
Amazon.com, Inc.
0.45%, 05/12/24	450,000	426,051
2.80%, 08/22/24 (a)	350,000	338,884
3.80%, 12/05/24 (a)	250,000	244,815
3.00%, 04/13/25	400,000	385,188
0.80%, 06/03/25 (a)	200,000	182,518
4.60%, 12/01/25	250,000	248,265
5.20%, 12/03/25 (a)	150,000	151,072
1.00%, 05/12/26 (a)	550,000	487,124
3.30%, 04/13/27 (a)	600,000	567,216
1.20%, 06/03/27 (a)	250,000	216,010
3.15%, 08/22/27 (a)	700,000	654,171
4.55%, 12/01/27 (a)	400,000	395,784
American Honda Finance Corp.
2.40%, 06/27/24	50,000	48,150
0.55%, 07/12/24	100,000	93,821
0.75%, 08/09/24	150,000	140,774
2.15%, 09/10/24	200,000	190,930
1.50%, 01/13/25	250,000	233,980
1.20%, 07/08/25	250,000	228,050
1.00%, 09/10/25	250,000	225,815
1.30%, 09/09/26	200,000	175,888
2.35%, 01/08/27	150,000	136,617
4.70%, 01/12/28	100,000	98,653
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,460
4.50%, 10/01/25 (a)	150,000	145,848
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	97,465
3.63%, 04/15/25 (a)	100,000	96,602
3.75%, 06/01/27 (a)	200,000	190,050
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,124
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	286,056
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	47,994
2.65%, 07/01/27 (a)	200,000	179,794
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	195,880
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	50,000	48,579
3.00%, 05/18/27 (a)	250,000	235,410
1.38%, 06/20/27 (a)	250,000	218,700
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	135,509
D.R. Horton, Inc.
2.50%, 10/15/24 (a)	100,000	95,404
2.60%, 10/15/25 (a)	50,000	46,469
1.30%, 10/15/26 (a)	200,000	172,614
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	191,046
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	97,493
3.88%, 04/15/27 (a)	200,000	190,422
4.63%, 11/01/27 (a)	100,000	97,724
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	194,418
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	195,234
1.90%, 03/11/25 (a)	200,000	187,036
1.40%, 05/10/26 (a)	200,000	177,744
3.60%, 06/05/27 (a)	150,000	141,504
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	197,376
4.63%, 08/01/27 (a)	150,000	143,399
General Motors Co.
4.00%, 04/01/25	200,000	194,082
6.13%, 10/01/25 (a)	500,000	505,610
6.80%, 10/01/27 (a)	200,000	208,894
General Motors Financial Co., Inc.
3.95%, 04/13/24 (a)	350,000	343,353
3.50%, 11/07/24 (a)	200,000	193,108
4.00%, 01/15/25 (a)	200,000	194,022
2.90%, 02/26/25 (a)	200,000	189,536
4.35%, 04/09/25 (a)	250,000	242,830
2.75%, 06/20/25 (a)	250,000	234,575
4.30%, 07/13/25 (a)	200,000	194,310
1.25%, 01/08/26 (a)	350,000	309,627
5.25%, 03/01/26 (a)	350,000	346,080
1.50%, 06/10/26 (a)	350,000	305,798
4.00%, 10/06/26 (a)	200,000	189,756
4.35%, 01/17/27 (a)	150,000	143,322
2.35%, 02/26/27 (a)	250,000	221,155
5.00%, 04/09/27 (a)	300,000	292,851
2.70%, 08/20/27 (a)	200,000	176,438
6.00%, 01/09/28 (a)	150,000	151,035
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	100,000	95,999
5.25%, 06/01/25 (a)	200,000	196,262
5.38%, 04/15/26 (a)	200,000	195,262
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	144,554
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	96,916
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	250,000	229,657
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	200,000	188,680
5.63%, 04/23/25 (a)	100,000	99,477
4.85%, 03/15/26 (a)	100,000	98,402
JD.com, Inc.
3.88%, 04/29/26	200,000	190,820
Lear Corp.
3.80%, 09/15/27 (a)	150,000	140,334
Lennar Corp.
4.50%, 04/30/24 (a)	150,000	148,054
4.75%, 05/30/25 (a)	200,000	196,110
5.00%, 06/15/27 (a)	100,000	98,065
4.75%, 11/29/27 (a)	150,000	143,867
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	193,464
4.00%, 04/15/25 (a)	175,000	170,401
2.50%, 04/15/26 (a)	300,000	277,575
3.35%, 04/01/27 (a)	200,000	187,258
3.10%, 05/03/27 (a)	300,000	278,769
See financial notes
96Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	97,659
4.15%, 10/01/25 (a)	250,000	242,457
Marriott International, Inc.
3.60%, 04/15/24 (a)	250,000	244,732
5.75%, 05/01/25 (a)	100,000	100,951
3.13%, 06/15/26 (a)	200,000	187,040
5.00%, 10/15/27 (a)	150,000	148,368
McDonald's Corp.
3.25%, 06/10/24	100,000	97,804
3.38%, 05/26/25 (a)	150,000	144,384
3.30%, 07/01/25 (a)	200,000	192,474
1.45%, 09/01/25 (a)	150,000	137,171
3.70%, 01/30/26 (a)	350,000	337,781
3.50%, 03/01/27 (a)	200,000	188,974
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	143,162
2.38%, 11/01/26 (a)	250,000	230,235
2.75%, 03/27/27 (a)	250,000	232,007
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	143,663
PACCAR Financial Corp.
2.15%, 08/15/24	100,000	95,744
1.80%, 02/06/25	200,000	187,888
2.00%, 02/04/27	200,000	180,238
4.60%, 01/10/28	100,000	99,256
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	149,415
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	146,623
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	144,668
Ross Stores, Inc.
4.60%, 04/15/25 (a)	150,000	147,772
0.88%, 04/15/26 (a)	150,000	131,358
Starbucks Corp.
3.80%, 08/15/25 (a)	150,000	145,492
2.45%, 06/15/26 (a)	150,000	138,372
2.00%, 03/12/27 (a)	100,000	88,997
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	97,659
Target Corp.
3.50%, 07/01/24	200,000	195,622
2.25%, 04/15/25 (a)	300,000	283,542
2.50%, 04/15/26	250,000	234,137
1.95%, 01/15/27 (a)	150,000	135,233
The Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	288,504
3.00%, 04/01/26 (a)	400,000	377,744
2.13%, 09/15/26 (a)	300,000	273,159
2.50%, 04/15/27 (a)	200,000	182,884
2.80%, 09/14/27 (a)	200,000	184,072
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	225,000	205,596
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	98,699
4.88%, 03/15/27 (a)	150,000	144,461
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	381,352
2.36%, 07/02/24	100,000	96,285
1.34%, 03/25/26 (a)	300,000	269,376
Toyota Motor Credit Corp.
2.50%, 03/22/24	200,000	194,348
2.90%, 04/17/24	100,000	97,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 09/13/24	200,000	186,800
2.00%, 10/07/24	200,000	190,402
1.45%, 01/13/25	300,000	280,842
1.80%, 02/13/25	300,000	281,391
3.00%, 04/01/25	350,000	335,160
3.40%, 04/14/25	150,000	144,799
3.95%, 06/30/25	250,000	244,030
0.80%, 10/16/25	350,000	313,988
0.80%, 01/09/26	100,000	89,146
1.13%, 06/18/26	200,000	176,694
3.20%, 01/11/27	200,000	188,112
1.90%, 01/13/27	50,000	44,729
3.05%, 03/22/27	400,000	372,528
4.55%, 09/20/27	200,000	196,948
5.45%, 11/10/27	150,000	153,282
3.05%, 01/11/28	100,000	92,105
4.63%, 01/12/28	200,000	197,494
VF Corp.
2.40%, 04/23/25 (a)	150,000	140,663
2.80%, 04/23/27 (a)	200,000	181,466
VICI Properties LP
4.38%, 05/15/25	325,000	313,248
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200,000	194,438
3.45%, 06/01/26 (a)	250,000	234,500
Walmart, Inc.
3.30%, 04/22/24 (a)	350,000	343,325
2.85%, 07/08/24 (a)	200,000	194,280
3.55%, 06/26/25 (a)	150,000	146,388
3.90%, 09/09/25	250,000	245,042
3.05%, 07/08/26 (a)	200,000	189,858
1.05%, 09/17/26 (a)	100,000	87,864
3.95%, 09/09/27 (a)	200,000	194,988
		33,136,786
Consumer Non-Cyclical 3.1%
Abbott Laboratories
2.95%, 03/15/25 (a)	245,000	235,479
3.75%, 11/30/26 (a)	300,000	290,259
AbbVie, Inc.
3.85%, 06/15/24 (a)	50,000	49,071
2.60%, 11/21/24 (a)	600,000	572,514
3.80%, 03/15/25 (a)	600,000	582,168
3.60%, 05/14/25 (a)	700,000	673,715
3.20%, 05/14/26 (a)	350,000	329,119
2.95%, 11/21/26 (a)	850,000	784,465
Altria Group, Inc.
2.35%, 05/06/25 (a)	50,000	46,916
4.40%, 02/14/26 (a)	200,000	195,886
2.63%, 09/16/26 (a)	150,000	137,799
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	146,367
3.25%, 03/01/25 (a)	97,000	92,986
3.45%, 12/15/27 (a)	150,000	139,698
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	244,605
1.90%, 02/21/25 (a)	100,000	93,570
5.25%, 03/02/25	150,000	149,727
3.13%, 05/01/25 (a)	200,000	191,168
5.51%, 03/02/26 (a)	275,000	274,557
2.60%, 08/19/26 (a)	300,000	275,535
2.20%, 02/21/27 (a)	400,000	358,612
3.20%, 11/02/27 (a)	200,000	184,936
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	575,160
See financial notes
Schwab Taxable Bond Funds | Semiannual Report97

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	230,370
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	350,000	331,285
1.20%, 05/28/26 (a)	250,000	221,447
AstraZeneca PLC
3.38%, 11/16/25	200,000	192,138
0.70%, 04/08/26 (a)	200,000	175,420
3.13%, 06/12/27 (a)	200,000	187,364
BAT Capital Corp.
3.22%, 08/15/24 (a)	450,000	433,854
2.79%, 09/06/24 (a)	150,000	143,820
3.22%, 09/06/26 (a)	200,000	184,566
4.70%, 04/02/27 (a)	200,000	193,500
3.56%, 08/15/27 (a)	700,000	638,694
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	266,757
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	193,956
Baxter International, Inc.
1.32%, 11/29/24	200,000	186,372
2.60%, 08/15/26 (a)	200,000	182,138
1.92%, 02/01/27 (a)	300,000	261,396
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	243,680
3.73%, 12/15/24 (a)	200,000	194,446
3.70%, 06/06/27 (a)	250,000	236,135
4.69%, 02/13/28 (a)	150,000	146,777
Biogen, Inc.
4.05%, 09/15/25 (a)	400,000	387,304
Boston Scientific Corp.
3.45%, 03/01/24 (a)	88,000	86,318
1.90%, 06/01/25 (a)	200,000	186,066
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	550,000	533,219
3.88%, 08/15/25 (a)	80,000	77,297
0.75%, 11/13/25 (a)	200,000	179,400
3.20%, 06/15/26 (a)	500,000	473,600
1.13%, 11/13/27 (a)	175,000	148,764
3.45%, 11/15/27 (a)	100,000	94,467
3.40%, 07/26/29 (a)	100,000	91,788
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	139,910
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	136,836
3.25%, 08/15/26 (a)	250,000	232,972
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,228
3.30%, 03/19/25 (a)	100,000	96,146
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	100,000	96,885
3.75%, 09/15/25 (a)	150,000	144,198
3.41%, 06/15/27 (a)	250,000	233,172
Cigna Corp.
3.50%, 06/15/24 (a)	97,000	94,676
3.25%, 04/15/25 (a)	100,000	95,989
4.13%, 11/15/25 (a)	400,000	389,288
4.50%, 02/25/26 (a)	300,000	293,394
1.25%, 03/15/26 (a)	250,000	222,177
3.40%, 03/01/27 (a)	350,000	327,775
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	141,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	144,053
1.55%, 10/01/25 (a)	100,000	90,684
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	197,282
4.60%, 11/01/25 (a)	150,000	147,063
1.38%, 11/01/27 (a)	150,000	124,916
Constellation Brands, Inc.
3.60%, 05/09/24	100,000	97,976
4.75%, 11/15/24	50,000	49,519
4.40%, 11/15/25 (a)	150,000	146,613
5.00%, 02/02/26 (a)	100,000	99,134
3.50%, 05/09/27 (a)	200,000	188,350
4.35%, 05/09/27 (a)	200,000	193,388
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	97,211
2.63%, 08/15/24 (a)	100,000	96,342
4.10%, 03/25/25 (a)	150,000	147,052
3.88%, 07/20/25 (a)	500,000	484,550
5.00%, 02/20/26 (a)	275,000	273,584
2.88%, 06/01/26 (a)	500,000	465,295
3.00%, 08/15/26 (a)	200,000	185,822
3.63%, 04/01/27 (a)	175,000	164,944
1.30%, 08/21/27 (a)	400,000	337,264
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	150,000	142,809
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	182,088
5.30%, 10/24/27 (a)	200,000	203,082
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	142,659
3.10%, 05/15/27 (a)	100,000	93,708
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	150,000	140,693
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (d)	200,000	199,594
5.60%, 11/15/25 (a)(d)	300,000	300,627
5.65%, 11/15/27 (a)(d)	250,000	253,527
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	97,427
5.24%, 11/18/25 (a)	100,000	99,437
3.20%, 02/10/27 (a)	200,000	188,988
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	250,000	245,615
3.50%, 02/01/25 (a)	280,000	271,264
3.65%, 03/01/26 (a)	700,000	668,773
2.95%, 03/01/27 (a)	300,000	277,920
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	200,000	194,910
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	200,000	194,130
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)	250,000	243,147
3.13%, 03/24/25	250,000	238,127
3.38%, 03/24/27 (a)	250,000	232,537
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	95,978
3.55%, 11/19/26 (a)	200,000	186,184
3.50%, 09/15/27 (a)	100,000	91,732
HCA, Inc.
5.00%, 03/15/24	350,000	347,795
5.38%, 02/01/25	400,000	396,312
5.25%, 04/15/25	300,000	297,150
5.88%, 02/15/26 (a)	200,000	200,048
See financial notes
98Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/26 (a)	200,000	197,204
5.38%, 09/01/26 (a)	200,000	197,120
4.50%, 02/15/27 (a)	250,000	239,632
3.13%, 03/15/27 (a)(d)	250,000	227,627
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,597
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(d)	200,000	174,374
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	96,071
0.55%, 09/01/25 (a)	200,000	181,026
2.45%, 03/01/26 (a)	400,000	374,868
2.95%, 03/03/27 (a)	250,000	235,597
0.95%, 09/01/27 (a)	200,000	171,418
2.90%, 01/15/28 (a)	275,000	255,843
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	141,053
Kellogg Co.
3.25%, 04/01/26	200,000	188,912
Keurig Dr Pepper, Inc.
0.75%, 03/15/24 (a)	200,000	190,328
3.40%, 11/15/25 (a)	200,000	190,514
3.43%, 06/15/27 (a)	150,000	140,301
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	143,391
2.75%, 02/15/26	100,000	94,604
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	400,000	372,436
3.88%, 05/15/27 (a)	300,000	285,324
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	250,000	242,137
2.30%, 12/01/24 (a)	100,000	94,612
3.60%, 02/01/25 (a)	150,000	144,777
1.55%, 06/01/26 (a)	150,000	132,977
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,079
0.90%, 02/15/26 (a)	200,000	176,078
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	147,634
0.90%, 12/03/25 (a)	200,000	179,032
5.25%, 02/15/26 (a)	100,000	99,466
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	195,010
Merck & Co., Inc.
2.90%, 03/07/24 (a)	100,000	97,677
2.75%, 02/10/25 (a)	400,000	383,808
0.75%, 02/24/26 (a)	250,000	221,387
1.70%, 06/10/27 (a)	300,000	265,074
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	370,068
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	92,275
2.63%, 03/17/27 (a)	200,000	182,730
Novartis Capital Corp.
3.40%, 05/06/24	400,000	391,852
1.75%, 02/14/25 (a)	200,000	187,884
3.00%, 11/20/25 (a)	300,000	285,630
2.00%, 02/14/27 (a)	250,000	226,367
3.10%, 05/17/27 (a)	200,000	188,112
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	134,600
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	284,463
2.75%, 04/30/25 (a)	150,000	143,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 07/17/25 (a)	200,000	193,746
4.55%, 02/13/26 (a)	100,000	99,366
2.85%, 02/24/26 (a)	200,000	189,120
2.38%, 10/06/26 (a)	200,000	184,632
2.63%, 03/19/27 (a)	100,000	92,554
3.00%, 10/15/27 (a)	300,000	279,393
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	200,000	186,206
Pfizer, Inc.
2.95%, 03/15/24 (a)	150,000	146,540
3.40%, 05/15/24	150,000	146,948
0.80%, 05/28/25 (a)	100,000	91,742
2.75%, 06/03/26	300,000	281,994
3.00%, 12/15/26	300,000	282,315
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	194,282
3.25%, 11/10/24	200,000	193,906
1.50%, 05/01/25 (a)	100,000	92,596
3.38%, 08/11/25 (a)	200,000	191,854
5.00%, 11/17/25	200,000	199,038
4.88%, 02/13/26	225,000	222,489
2.75%, 02/25/26 (a)	200,000	186,560
0.88%, 05/01/26 (a)	150,000	131,321
5.13%, 11/17/27 (a)	300,000	298,905
4.88%, 02/15/28 (a)	200,000	195,880
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	144,423
3.45%, 06/01/26 (a)	200,000	189,528
Reynolds American, Inc.
4.45%, 06/12/25 (a)	500,000	486,730
Royalty Pharma PLC
1.20%, 09/02/25 (a)	200,000	179,150
1.75%, 09/02/27 (a)	150,000	127,187
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	600,000	558,606
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	97,701
1.15%, 06/15/25 (a)	100,000	91,177
3.38%, 11/01/25 (a)	200,000	191,348
3.50%, 03/15/26 (a)	250,000	239,107
Sutter Health
1.32%, 08/15/25 (a)	150,000	135,761
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	192,678
3.30%, 07/15/26 (a)	300,000	282,018
The Clorox Co.
3.10%, 10/01/27 (a)	100,000	92,668
The Coca-Cola Co.
1.75%, 09/06/24	150,000	144,153
3.38%, 03/25/27	250,000	238,697
1.45%, 06/01/27	300,000	263,835
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	142,403
The Hershey Co.
0.90%, 06/01/25 (a)	100,000	91,406
2.30%, 08/15/26 (a)	150,000	138,434
The JM Smucker Co.
3.50%, 03/15/25	200,000	192,800
3.38%, 12/15/27 (a)	100,000	92,640
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	190,384
2.65%, 10/15/26 (a)	200,000	184,408
See financial notes
Schwab Taxable Bond Funds | Semiannual Report99

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Procter & Gamble Co.
0.55%, 10/29/25	150,000	135,023
2.70%, 02/02/26	100,000	94,565
1.00%, 04/23/26	250,000	222,737
2.45%, 11/03/26	100,000	92,384
1.90%, 02/01/27	250,000	227,620
2.80%, 03/25/27	150,000	139,950
3.95%, 01/26/28	150,000	146,561
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	468,720
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	300,000	294,384
4.00%, 03/01/26 (a)	150,000	144,944
3.55%, 06/02/27 (a)	300,000	280,770
Unilever Capital Corp.
3.25%, 03/07/24 (a)	150,000	147,117
2.60%, 05/05/24 (a)	200,000	194,012
0.63%, 08/12/24 (a)	100,000	93,632
3.10%, 07/30/25	200,000	191,228
2.00%, 07/28/26	150,000	136,385
2.90%, 05/05/27 (a)	200,000	186,264
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	173,640
UPMC
1.80%, 04/15/26 (a)	150,000	134,487
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	450,000	421,177
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	136,620
2.30%, 06/22/27 (a)	150,000	129,776
Whirlpool Corp.
4.00%, 03/01/24	100,000	98,542
3.70%, 05/01/25	100,000	96,475
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	300,000	288,741
3.05%, 01/15/26 (a)	200,000	188,164
Zoetis, Inc.
4.50%, 11/13/25 (a)	200,000	196,354
3.00%, 09/12/27 (a)	150,000	138,501
		49,652,948
Energy 1.4%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	184,776
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	134,264
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	98,497
4.45%, 07/15/27 (a)	150,000	143,081
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	195,696
3.41%, 02/11/26 (a)	100,000	95,564
3.12%, 05/04/26 (a)	300,000	283,524
3.02%, 01/16/27 (a)	200,000	186,042
3.59%, 04/14/27 (a)	200,000	189,340
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	186,500
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,116
3.90%, 02/01/25 (a)	100,000	97,004
2.05%, 07/15/25 (a)	150,000	138,782
3.85%, 06/01/27 (a)	250,000	234,885
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	350,000	351,288
5.13%, 06/30/27 (a)	300,000	296,373
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	146,692
1.55%, 05/11/25 (a)	500,000	464,400
3.33%, 11/17/25 (a)	100,000	96,135
2.95%, 05/16/26 (a)	500,000	470,900
2.00%, 05/11/27 (a)	200,000	179,270
Chevron USA, Inc.
3.90%, 11/15/24 (a)	100,000	98,417
0.69%, 08/12/25 (a)	200,000	180,552
3.85%, 01/15/28 (a)	150,000	144,405
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	195,914
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	97,159
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	244,035
4.38%, 01/15/28 (a)	200,000	185,590
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	187,902
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	198,422
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	50,000	49,785
5.85%, 12/15/25 (a)	150,000	151,251
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	185,352
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	95,499
3.60%, 12/15/24 (a)	67,000	65,091
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	151,785
Enbridge, Inc.
3.50%, 06/10/24 (a)	100,000	97,452
2.50%, 01/15/25 (a)	100,000	94,666
1.60%, 10/04/26 (a)	150,000	131,922
4.25%, 12/01/26 (a)	200,000	191,848
Energy Transfer LP
4.25%, 04/01/24 (a)	100,000	98,424
4.50%, 04/15/24 (a)	200,000	197,428
3.90%, 05/15/24 (a)	100,000	97,745
4.05%, 03/15/25 (a)	50,000	48,538
2.90%, 05/15/25 (a)	200,000	188,792
4.75%, 01/15/26 (a)	250,000	244,727
3.90%, 07/15/26 (a)	200,000	188,886
4.40%, 03/15/27 (a)	200,000	191,114
4.20%, 04/15/27 (a)	200,000	189,422
5.50%, 06/01/27 (a)	200,000	198,892
5.55%, 02/15/28 (a)	200,000	199,462
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	200,000	194,294
5.05%, 01/10/26	150,000	149,826
3.70%, 02/15/26 (a)	250,000	240,227
3.95%, 02/15/27 (a)	100,000	95,575
5.25%, 08/16/77 (a)(b)	200,000	179,180
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	95,910
4.15%, 01/15/26 (a)	200,000	195,526
EQT Corp.
6.13%, 02/01/25 (a)(h)	250,000	250,565
3.90%, 10/01/27 (a)	200,000	183,668
See financial notes
100Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	100,000	97,929
2.02%, 08/16/24 (a)	250,000	239,247
2.71%, 03/06/25 (a)	200,000	191,096
2.99%, 03/19/25 (a)	450,000	432,189
3.04%, 03/01/26 (a)	500,000	473,965
2.28%, 08/16/26 (a)	250,000	229,585
3.29%, 03/19/27 (a)	250,000	238,320
Halliburton Co.
3.80%, 11/15/25 (a)	140,000	135,422
Hess Corp.
4.30%, 04/01/27 (a)	250,000	239,597
HF Sinclair Corp.
2.63%, 10/01/23	200,000	196,680
5.88%, 04/01/26 (a)	150,000	150,126
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (a)	100,000	98,592
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	390,888
1.75%, 11/15/26 (a)	150,000	131,597
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	198,004
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	190,762
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	97,471
4.70%, 05/01/25 (a)	250,000	246,525
5.13%, 12/15/26 (a)	200,000	198,938
MPLX LP
4.88%, 12/01/24 (a)	200,000	197,430
4.00%, 02/15/25 (a)	50,000	48,586
4.88%, 06/01/25 (a)	250,000	246,235
1.75%, 03/01/26 (a)	200,000	178,948
4.13%, 03/01/27 (a)	300,000	286,341
4.25%, 12/01/27 (a)	150,000	141,939
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	98,730
5.50%, 01/15/26 (a)	100,000	99,792
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	98,625
ONEOK, Inc.
2.75%, 09/01/24 (a)	100,000	95,690
5.85%, 01/15/26 (a)	275,000	277,326
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	100,000	99,254
Phillips 66
1.30%, 02/15/26 (a)	100,000	89,226
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(d)	100,000	94,350
3.55%, 10/01/26 (a)	150,000	139,965
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	133,598
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	100,000	96,789
4.65%, 10/15/25 (a)	100,000	97,733
4.50%, 12/15/26 (a)	200,000	191,914
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	250,010
5.63%, 03/01/25 (a)	400,000	399,600
5.88%, 06/30/26 (a)	175,000	176,190
5.00%, 03/15/27 (a)	400,000	390,508
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	137,409
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	285,462
3.25%, 05/11/25	500,000	481,665
2.88%, 05/10/26	500,000	468,480
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	150,000	144,463
3.38%, 10/15/26 (a)	150,000	140,313
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	196,784
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	143,532
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	97,793
3.90%, 05/25/27 (a)	100,000	94,563
The Williams Cos., Inc.
4.30%, 03/04/24 (a)	200,000	197,502
4.55%, 06/24/24 (a)	200,000	197,298
3.90%, 01/15/25 (a)	200,000	194,160
4.00%, 09/15/25 (a)	200,000	192,954
3.75%, 06/15/27 (a)	250,000	235,245
TotalEnergies Capital International S.A.
3.75%, 04/10/24	150,000	147,442
2.43%, 01/10/25 (a)	150,000	143,471
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	300,000	278,532
4.88%, 01/15/26 (a)	100,000	98,634
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	265,195
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	87,960
		22,780,946
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	191,116
Yale University
0.87%, 04/15/25 (a)	150,000	137,710
		328,826
Technology 2.6%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	94,474
3.25%, 02/01/25 (a)	100,000	96,869
2.15%, 02/01/27 (a)	200,000	181,912
Alphabet, Inc.
0.45%, 08/15/25 (a)	250,000	226,295
2.00%, 08/15/26 (a)	450,000	412,123
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	335,104
Apple Inc.
3.45%, 05/06/24	425,000	417,312
2.85%, 05/11/24 (a)	300,000	292,482
1.80%, 09/11/24 (a)	100,000	95,296
2.75%, 01/13/25 (a)	200,000	192,388
2.50%, 02/09/25	250,000	239,122
1.13%, 05/11/25 (a)	450,000	415,701
3.20%, 05/13/25	500,000	483,045
0.55%, 08/20/25 (a)	350,000	315,679
0.70%, 02/08/26 (a)	300,000	266,292
3.25%, 02/23/26 (a)	750,000	718,132
2.45%, 08/04/26 (a)	600,000	555,450
2.05%, 09/11/26 (a)	300,000	273,192
3.35%, 02/09/27 (a)	400,000	381,376
3.20%, 05/11/27 (a)	500,000	472,745
See financial notes
Schwab Taxable Bond Funds | Semiannual Report101

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 06/20/27 (a)	250,000	235,000
2.90%, 09/12/27 (a)	350,000	325,538
3.00%, 11/13/27 (a)	250,000	233,033
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	194,842
3.30%, 04/01/27 (a)	200,000	189,154
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	96,593
3.88%, 01/12/28 (a)	100,000	91,786
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	93,946
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	241,030
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	144,260
Baidu, Inc.
4.38%, 05/14/24 (a)	250,000	246,137
3.08%, 04/07/25 (a)	250,000	237,142
1.72%, 04/09/26 (a)	200,000	178,156
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	200,000	191,524
3.88%, 01/15/27 (a)	675,000	637,112
3.50%, 01/15/28 (a)	200,000	182,846
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	145,590
3.15%, 11/15/25 (a)	100,000	94,220
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	93,921
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	98,509
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,274
2.67%, 12/01/26 (a)	250,000	222,665
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,042
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	94,775
2.50%, 09/20/26 (a)	400,000	370,260
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	150,000	147,036
5.85%, 07/15/25 (a)	150,000	151,034
6.02%, 06/15/26 (a)	850,000	860,225
4.90%, 10/01/26 (a)	300,000	293,451
6.10%, 07/15/27 (a)	100,000	102,880
5.25%, 02/01/28 (a)	200,000	196,808
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	174,018
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	95,153
2.60%, 12/15/25 (a)	100,000	92,615
5.10%, 12/15/27 (a)	150,000	148,671
Equinix, Inc.
2.63%, 11/18/24 (a)	100,000	95,245
1.25%, 07/15/25 (a)	150,000	135,762
1.00%, 09/15/25 (a)	150,000	134,064
1.45%, 05/15/26 (a)	200,000	176,556
2.90%, 11/18/26 (a)	150,000	137,078
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	92,128
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	190,638
1.15%, 03/01/26 (a)	350,000	307,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
2.75%, 07/01/24 (a)	350,000	336,990
3.85%, 06/01/25 (a)	150,000	144,498
3.20%, 07/01/26 (a)	300,000	280,179
2.25%, 06/01/27 (a)	250,000	221,958
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	146,600
3.75%, 02/01/26 (a)	100,000	95,131
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	131,604
Genpact Luxembourg Sarl
1.75%, 04/10/26 (a)	150,000	133,911
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,137
2.65%, 02/15/25 (a)	250,000	235,975
1.20%, 03/01/26 (a)	200,000	174,966
4.80%, 04/01/26 (a)	250,000	243,610
2.15%, 01/15/27 (a)	175,000	153,524
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	150,000	143,580
4.90%, 10/15/25 (a)	500,000	495,920
1.75%, 04/01/26 (a)	150,000	134,769
HP, Inc.
2.20%, 06/17/25 (a)	350,000	327,061
1.45%, 06/17/26 (a)	250,000	219,643
3.00%, 06/17/27 (a)	175,000	159,301
Intel Corp.
2.88%, 05/11/24 (a)	150,000	146,061
3.40%, 03/25/25 (a)	300,000	290,418
3.70%, 07/29/25 (a)	550,000	532,158
4.88%, 02/10/26	275,000	272,426
2.60%, 05/19/26 (a)	250,000	232,225
3.75%, 03/25/27 (a)	250,000	238,937
3.75%, 08/05/27 (a)	250,000	237,737
4.88%, 02/10/28 (a)	350,000	345,033
International Business Machines Corp.
3.00%, 05/15/24	650,000	632,157
3.45%, 02/19/26	400,000	381,404
3.30%, 05/15/26	600,000	567,474
3.30%, 01/27/27	100,000	93,875
2.20%, 02/09/27 (a)	200,000	179,924
1.70%, 05/15/27 (a)	300,000	263,082
4.15%, 07/27/27 (a)	200,000	193,404
4.50%, 02/06/28 (a)	200,000	194,854
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	136,251
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	133,790
4.25%, 05/15/27 (a)	100,000	95,128
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,060
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,516
4.60%, 04/06/27 (a)	200,000	196,130
KLA Corp.
4.65%, 11/01/24 (a)	200,000	198,224
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	86,251
Lam Research Corp.
3.80%, 03/15/25 (a)	100,000	97,414
3.75%, 03/15/26 (a)	100,000	96,400
Leidos, Inc.
3.63%, 05/15/25 (a)	100,000	96,179
See financial notes
102Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	89,312
Mastercard, Inc.
3.38%, 04/01/24	350,000	343,591
2.00%, 03/03/25 (a)	100,000	94,397
3.30%, 03/26/27 (a)	250,000	236,625
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	193,940
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	98,742
4.19%, 02/15/27 (a)	200,000	189,382
Microsoft Corp.
2.70%, 02/12/25 (a)	400,000	385,080
3.13%, 11/03/25 (a)	600,000	575,064
2.40%, 08/08/26 (a)	700,000	649,082
3.30%, 02/06/27 (a)	800,000	764,536
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	96,835
3.25%, 01/15/28 (a)	150,000	138,132
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	98,169
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	230,460
2.38%, 06/22/27 (a)	125,000	112,440
Nokia Oyj
4.38%, 06/12/27	100,000	93,596
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	235,873
3.20%, 09/16/26 (a)	100,000	94,965
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	200,000	198,200
3.15%, 05/01/27 (a)	100,000	91,314
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	93,945
3.88%, 06/18/26 (a)	200,000	189,978
4.40%, 06/01/27 (a)	50,000	47,978
Oracle Corp.
3.40%, 07/08/24 (a)	450,000	437,994
2.95%, 11/15/24 (a)	300,000	287,820
2.50%, 04/01/25 (a)	700,000	660,289
2.95%, 05/15/25 (a)	400,000	379,540
1.65%, 03/25/26 (a)	600,000	536,196
2.65%, 07/15/26 (a)	750,000	685,597
2.80%, 04/01/27 (a)	400,000	363,176
3.25%, 11/15/27 (a)	400,000	366,192
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	191,618
1.65%, 06/01/25 (a)	200,000	185,370
2.65%, 10/01/26 (a)	200,000	184,748
3.90%, 06/01/27 (a)(c)	150,000	144,578
Qorvo, Inc.
1.75%, 12/15/24 (a)(d)	150,000	139,185
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	300,000	289,893
3.25%, 05/20/27 (a)	400,000	376,352
S&P Global, Inc.
2.45%, 03/01/27 (a)(d)	300,000	273,173
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	150,000	132,170
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	100,000	93,422
1.75%, 08/09/26 (a)	200,000	172,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	209,619
1.13%, 09/15/26 (a)	150,000	132,059
2.90%, 11/03/27 (a)	100,000	92,595
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	142,506
1.35%, 03/15/26 (a)	150,000	131,976
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	309,599
3.88%, 04/22/27 (a)	200,000	192,138
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	97,499
4.50%, 02/13/26	100,000	98,736
3.13%, 08/15/27 (a)	100,000	92,150
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,801
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	193,804
Visa, Inc.
3.15%, 12/14/25 (a)	750,000	716,325
1.90%, 04/15/27 (a)	200,000	179,654
2.75%, 09/15/27 (a)	150,000	138,846
VMware, Inc.
1.00%, 08/15/24 (a)	300,000	280,431
4.50%, 05/15/25 (a)	150,000	146,946
1.40%, 08/15/26 (a)	200,000	172,776
4.65%, 05/15/27 (a)	100,000	96,648
3.90%, 08/21/27 (a)	250,000	233,780
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	471,935
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	233,715
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	145,776
		40,806,418
Transportation 0.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	98,003
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	100,000	98,570
3.40%, 09/01/24 (a)	100,000	97,495
3.00%, 04/01/25 (a)	150,000	143,684
7.00%, 12/15/25	100,000	105,217
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	96,286
2.75%, 03/01/26 (a)	150,000	140,495
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	200,000	186,412
2.90%, 02/01/25 (a)	200,000	190,766
1.75%, 12/02/26 (a)	200,000	177,228
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26 (a)	55,202	53,700
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,104
3.35%, 11/01/25 (a)	100,000	95,477
3.25%, 06/01/27 (a)	250,000	233,195
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25 (a)	100,000	98,071
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	142,035
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	85,869
See financial notes
Schwab Taxable Bond Funds | Semiannual Report103

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	192,286
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	200,000	192,474
2.90%, 06/15/26 (a)	150,000	139,470
Ryder System, Inc.
3.65%, 03/18/24 (a)	100,000	97,929
4.63%, 06/01/25 (a)	200,000	195,516
3.35%, 09/01/25 (a)	75,000	71,154
1.75%, 09/01/26 (a)	100,000	88,375
2.85%, 03/01/27 (a)	200,000	181,854
Southwest Airlines Co.
5.25%, 05/04/25 (a)	400,000	398,428
5.13%, 06/15/27 (a)	350,000	345,240
Union Pacific Corp.
3.15%, 03/01/24 (a)	100,000	97,931
3.75%, 03/15/24 (a)	100,000	98,424
3.25%, 01/15/25 (a)	100,000	96,625
2.75%, 03/01/26 (a)	200,000	187,612
2.15%, 02/05/27 (a)	200,000	181,146
3.00%, 04/15/27 (a)	100,000	93,176
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	26,621	26,114
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27 (a)	57,818	55,796
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (a)	88,296	82,642
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	91,190	85,755
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	377,267	374,531
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	144,700	140,071
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	95,745
2.80%, 11/15/24 (a)	75,000	72,255
3.90%, 04/01/25 (a)	200,000	195,504
3.05%, 11/15/27 (a)	150,000	139,371
		6,114,031
		204,830,381

Utility 1.4%
Electric 1.3%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	140,633
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	143,217
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	95,470
3.65%, 02/15/26 (a)	250,000	238,572
American Electric Power Co., Inc.
2.03%, 03/15/24	200,000	192,524
1.00%, 11/01/25 (a)	250,000	223,262
3.88%, 02/15/62 (a)(b)	150,000	125,823
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	240,357
3.20%, 04/15/25 (a)	100,000	95,027
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	137,202
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	100,000	96,893
4.05%, 04/15/25 (a)	250,000	244,770
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
1.04%, 08/23/24 (a)	100,000	93,562
3.15%, 01/15/27 (a)	100,000	92,414
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	95,606
1.45%, 06/01/26 (a)	150,000	133,502
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	187,864
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	93,262
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	138,831
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	237,780
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	144,735
3.30%, 03/15/25 (a)	100,000	95,833
3.90%, 10/01/25 (a)	150,000	145,166
1.45%, 04/15/26 (a)	200,000	177,770
5.75%, 10/01/54 (a)(b)	122,000	118,000
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	98,232
DTE Energy Co.
2.53%, 10/01/24 (i)	100,000	95,535
4.22%, 11/01/24 (i)	250,000	244,750
1.05%, 06/01/25 (a)	200,000	181,222
2.85%, 10/01/26 (a)	200,000	183,800
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	186,310
Duke Energy Corp.
3.75%, 04/15/24 (a)	200,000	196,328
0.90%, 09/15/25 (a)	150,000	134,261
2.65%, 09/01/26 (a)	200,000	182,760
5.00%, 12/08/27 (a)	150,000	148,855
3.25%, 01/15/82 (a)(b)	100,000	79,689
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	188,026
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	95,741
Edison International
3.55%, 11/15/24 (a)	100,000	96,763
4.95%, 04/15/25 (a)	150,000	147,972
5.75%, 06/15/27 (a)	150,000	150,828
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	235,307
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	145,600
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	97,991
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	98,100
3.50%, 04/01/26 (a)	200,000	191,356
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	223,087
2.95%, 09/01/26 (a)	200,000	184,104
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	250,000	233,287
5.40%, 11/01/24	100,000	100,463
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	137,703
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	238,292
See financial notes
104Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eversource Energy
2.90%, 10/01/24 (a)	50,000	48,087
0.80%, 08/15/25 (a)	100,000	89,575
2.90%, 03/01/27 (a)	200,000	183,302
4.60%, 07/01/27 (a)	200,000	195,314
3.30%, 01/15/28 (a)	150,000	138,305
Exelon Corp.
3.95%, 06/15/25 (a)	100,000	96,849
3.40%, 04/15/26 (a)	200,000	188,692
2.75%, 03/15/27 (a)	150,000	136,704
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	239,160
3.13%, 12/01/25 (a)	200,000	190,882
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	232,225
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	139,034
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	96,419
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	48,444
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	97,510
3.35%, 11/15/27 (a)	150,000	138,642
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	97,376
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	100,000	95,731
1.88%, 02/07/25	150,000	140,795
3.25%, 11/01/25 (a)	200,000	189,984
1.00%, 06/15/26 (a)	200,000	175,032
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	350,000	341,428
4.20%, 06/20/24	150,000	147,498
4.45%, 06/20/25	250,000	244,845
1.88%, 01/15/27 (a)	250,000	220,437
3.55%, 05/01/27 (a)	350,000	327,337
4.63%, 07/15/27 (a)	250,000	243,280
4.80%, 12/01/77 (a)(b)	100,000	88,891
3.80%, 03/15/82 (a)(b)	100,000	85,807
NSTAR Electric Co.
3.20%, 05/15/27 (a)	200,000	186,640
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	96,893
2.95%, 04/01/25 (a)	100,000	95,348
0.55%, 10/01/25 (a)	100,000	89,265
Pacific Gas & Electric Co.
3.50%, 06/15/25 (a)	150,000	142,412
3.45%, 07/01/25	300,000	284,577
3.15%, 01/01/26	300,000	278,688
2.95%, 03/01/26 (a)	200,000	184,558
5.45%, 06/15/27 (a)	300,000	293,775
3.30%, 12/01/27 (a)	150,000	134,130
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	125,000	113,578
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	187,220
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	88,825
2.25%, 09/15/26 (a)	200,000	181,982
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	193,130
0.80%, 08/15/25 (a)	250,000	224,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	189,988
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	137,961
Southern California Edison Co.
1.10%, 04/01/24 (a)	150,000	143,040
3.70%, 08/01/25 (a)	250,000	240,322
1.20%, 02/01/26 (a)	100,000	88,679
4.70%, 06/01/27 (a)	150,000	147,739
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	97,769
0.90%, 01/15/26 (a)	100,000	88,621
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	134,252
2.75%, 10/01/26 (a)	100,000	91,364
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	97,548
The AES Corp.
1.38%, 01/15/26 (a)	150,000	132,828
The Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	188,260
The Southern Co.
4.48%, 08/01/24 (i)	200,000	197,092
3.25%, 07/01/26 (a)	500,000	466,940
4.00%, 01/15/51 (a)(b)	250,000	234,227
3.75%, 09/15/51 (a)(b)	250,000	215,150
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	143,516
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	100,000	95,460
3.15%, 01/15/26 (a)	200,000	189,526
2.95%, 11/15/26 (a)	150,000	138,626
3.50%, 03/15/27 (a)	100,000	94,158
3.75%, 05/15/27 (a)	150,000	142,503
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	200,000	190,624
5.15%, 10/01/27 (a)	150,000	149,190
1.38%, 10/15/27 (a)	150,000	127,206
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	140,670
1.75%, 03/15/27 (a)	100,000	87,908
		19,848,535
Natural Gas 0.1%
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	315,791
3.49%, 05/15/27 (a)	225,000	210,740
ONE Gas, Inc.
1.10%, 03/11/24 (a)	135,000	129,161
Sempra Energy
3.30%, 04/01/25 (a)	100,000	95,740
3.25%, 06/15/27 (a)	200,000	184,226
4.13%, 04/01/52 (a)(b)	200,000	169,836
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	120,916
2.60%, 06/15/26 (a)	150,000	138,729
2.95%, 04/15/27 (a)	100,000	92,599
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	94,810
		1,552,548
See financial notes
Schwab Taxable Bond Funds | Semiannual Report105

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	144,650
2.95%, 09/01/27 (a)	100,000	91,783
		236,433
		21,637,516
Total Corporates (Cost $459,414,424)		427,669,749

TREASURIES 64.0% OF NET ASSETS
Bonds
7.50%, 11/15/24	600,000	626,121
7.63%, 02/15/25	800,000	841,797
6.88%, 08/15/25	1,000,000	1,051,758
6.00%, 02/15/26	1,500,000	1,562,871
6.75%, 08/15/26	1,000,000	1,074,609
6.50%, 11/15/26	1,000,000	1,072,578
6.63%, 02/15/27	700,000	758,434
6.38%, 08/15/27	1,000,000	1,084,258
6.13%, 11/15/27	1,600,000	1,729,562
Notes
0.25%, 03/15/24	1,400,000	1,331,313
2.13%, 03/31/24	9,750,000	9,440,742
2.25%, 03/31/24	10,500,000	10,181,309
0.38%, 04/15/24	9,000,000	8,538,223
2.00%, 04/30/24	5,800,000	5,596,094
2.25%, 04/30/24	7,150,000	6,919,859
2.50%, 04/30/24	9,500,000	9,218,154
0.25%, 05/15/24	9,500,000	8,963,027
2.50%, 05/15/24	11,000,000	10,665,059
2.00%, 05/31/24	6,550,000	6,304,887
2.50%, 05/31/24	9,000,000	8,716,289
0.25%, 06/15/24	10,000,000	9,399,219
1.75%, 06/30/24	6,200,000	5,936,258
2.00%, 06/30/24	5,685,000	5,457,933
3.00%, 06/30/24	9,000,000	8,757,949
0.38%, 07/15/24	9,100,000	8,536,582
1.75%, 07/31/24	6,300,000	6,014,900
2.13%, 07/31/24	4,200,000	4,032,000
3.00%, 07/31/24	7,400,000	7,191,297
0.38%, 08/15/24	9,800,000	9,161,086
2.38%, 08/15/24	11,000,000	10,587,500
1.25%, 08/31/24	5,400,000	5,105,742
1.88%, 08/31/24	4,800,000	4,581,000
3.25%, 08/31/24	7,300,000	7,112,510
0.38%, 09/15/24	9,500,000	8,854,853
1.50%, 09/30/24	2,900,000	2,747,637
2.13%, 09/30/24	4,310,000	4,125,057
4.25%, 09/30/24	7,000,000	6,921,523
0.63%, 10/15/24	12,000,000	11,194,922
1.50%, 10/31/24	5,850,000	5,529,964
2.25%, 10/31/24	4,600,000	4,401,984
4.38%, 10/31/24	13,800,000	13,671,164
0.75%, 11/15/24	4,700,000	4,379,996
2.25%, 11/15/24	11,000,000	10,523,477
1.50%, 11/30/24	6,850,000	6,461,477
2.13%, 11/30/24	4,100,000	3,910,375
4.50%, 11/30/24	10,000,000	9,927,930
1.00%, 12/15/24	10,500,000	9,802,119
1.75%, 12/31/24	6,600,000	6,242,156
2.25%, 12/31/24	5,000,000	4,771,289
4.25%, 12/31/24	8,500,000	8,405,039
1.13%, 01/15/25	10,550,000	9,852,093
1.38%, 01/31/25	5,250,000	4,922,080
2.50%, 01/31/25	5,600,000	5,364,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/31/25	8,000,000	7,896,562
1.50%, 02/15/25	9,500,000	8,914,785
2.00%, 02/15/25	10,000,000	9,480,078
1.13%, 02/28/25	4,700,000	4,374,029
2.75%, 02/28/25	4,600,000	4,422,559
4.63%, 02/28/25	12,500,000	12,460,449
1.75%, 03/15/25	8,800,000	8,282,313
0.50%, 03/31/25	5,988,600	5,489,160
2.63%, 03/31/25	2,200,000	2,108,219
2.63%, 04/15/25	8,700,000	8,326,852
0.38%, 04/30/25	7,400,000	6,742,672
2.88%, 04/30/25	4,200,000	4,039,875
2.13%, 05/15/25	9,600,000	9,082,875
2.75%, 05/15/25	8,000,000	7,670,000
0.25%, 05/31/25	6,050,000	5,480,922
2.88%, 05/31/25	4,400,000	4,229,328
2.88%, 06/15/25	7,400,000	7,112,383
0.25%, 06/30/25	6,900,000	6,238,301
2.75%, 06/30/25	900,000	862,102
3.00%, 07/15/25	7,300,000	7,029,102
0.25%, 07/31/25	7,500,000	6,757,617
2.88%, 07/31/25	2,705,000	2,597,751
2.00%, 08/15/25	8,500,000	7,987,676
3.13%, 08/15/25	6,000,000	5,792,578
0.25%, 08/31/25	4,600,000	4,131,914
2.75%, 08/31/25	2,750,000	2,629,795
3.50%, 09/15/25	3,000,000	2,921,367
0.25%, 09/30/25	2,800,000	2,510,375
3.00%, 09/30/25	2,400,000	2,307,375
4.25%, 10/15/25	13,400,000	13,287,984
0.25%, 10/31/25	5,565,000	4,970,675
3.00%, 10/31/25	3,100,000	2,978,059
2.25%, 11/15/25	7,500,000	7,062,891
4.50%, 11/15/25	7,950,000	7,937,578
0.38%, 11/30/25	5,341,600	4,772,803
2.88%, 11/30/25	3,800,000	3,638,797
4.00%, 12/15/25	5,600,000	5,525,406
0.38%, 12/31/25	10,050,000	8,967,270
2.63%, 12/31/25	3,500,000	3,328,555
3.88%, 01/15/26	7,000,000	6,880,508
0.38%, 01/31/26	11,200,000	9,951,375
2.63%, 01/31/26	3,973,000	3,773,419
1.63%, 02/15/26	10,000,000	9,212,891
4.00%, 02/15/26	7,700,000	7,593,824
0.50%, 02/28/26	11,500,000	10,226,465
2.50%, 02/28/26	4,300,000	4,064,844
0.75%, 03/31/26	4,550,000	4,072,072
2.25%, 03/31/26	4,900,000	4,593,559
0.75%, 04/30/26	10,600,000	9,450,977
2.38%, 04/30/26	4,000,000	3,759,063
1.63%, 05/15/26	9,500,000	8,705,859
0.75%, 05/31/26	11,000,000	9,781,836
2.13%, 05/31/26	4,600,000	4,281,594
0.88%, 06/30/26	9,500,000	8,468,359
1.88%, 06/30/26	4,350,000	4,014,404
0.63%, 07/31/26	10,500,000	9,251,484
1.88%, 07/31/26	4,650,000	4,282,359
1.50%, 08/15/26	10,000,000	9,077,344
0.75%, 08/31/26	11,000,000	9,709,219
1.38%, 08/31/26	4,200,000	3,792,797
0.88%, 09/30/26	10,700,000	9,466,574
1.63%, 09/30/26	2,900,000	2,639,000
1.13%, 10/31/26	10,500,000	9,354,844
1.63%, 10/31/26	4,500,000	4,086,562
2.00%, 11/15/26	9,700,000	8,922,484
1.25%, 11/30/26	11,000,000	9,826,094
1.63%, 11/30/26	4,300,000	3,900,738
1.25%, 12/31/26	11,000,000	9,808,906
See financial notes
106Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 12/31/26	4,500,000	4,097,812
1.50%, 01/31/27	14,100,000	12,672,926
2.25%, 02/15/27	8,600,000	7,959,703
1.13%, 02/28/27	2,900,000	2,567,633
1.88%, 02/28/27	10,000,000	9,108,203
0.63%, 03/31/27	5,500,000	4,753,633
2.50%, 03/31/27	9,800,000	9,140,414
0.50%, 04/30/27	6,850,000	5,874,678
2.75%, 04/30/27	9,800,000	9,223,867
2.38%, 05/15/27	10,750,000	9,963,486
0.50%, 05/31/27	6,000,000	5,127,891
2.63%, 05/31/27	9,000,000	8,423,086
0.50%, 06/30/27	7,400,000	6,308,211
3.25%, 06/30/27	8,700,000	8,348,941
0.38%, 07/31/27	8,300,000	7,018,687
2.75%, 07/31/27	8,550,000	8,032,992
2.25%, 08/15/27	7,800,000	7,171,125
0.50%, 08/31/27	7,400,000	6,276,992
3.13%, 08/31/27	8,300,000	7,921,637
0.38%, 09/30/27	9,000,000	7,570,195
4.13%, 09/30/27	8,100,000	8,058,234
0.50%, 10/31/27	8,700,000	7,341,984
4.13%, 10/31/27	9,900,000	9,850,887
2.25%, 11/15/27	8,000,000	7,331,250
0.63%, 11/30/27	9,200,000	7,795,922
3.88%, 11/30/27	10,100,000	9,956,391
0.63%, 12/31/27	11,000,000	9,300,586
3.88%, 12/31/27	14,600,000	14,387,844
0.75%, 01/31/28	13,000,000	11,034,766
3.50%, 01/31/28	8,000,000	7,757,500
2.75%, 02/15/28	11,000,000	10,291,875
Total Treasuries (Cost $1,046,176,931)		1,013,528,298

GOVERNMENT RELATED 8.5% OF NET ASSETS

Agency 4.3%
Foreign 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	200,000	187,276
0.38%, 09/17/25	500,000	448,530
0.50%, 02/02/26	500,000	443,555
		1,079,361
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	243,745
3.00%, 05/25/27	650,000	614,400
		858,145
Germany 0.8%
FMS Wertmanagement
2.75%, 01/30/24 (j)	250,000	244,563
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24(j)	950,000	925,974
0.25%, 03/08/24(j)	1,100,000	1,045,484
1.63%, 05/10/24(j)	350,000	335,391
1.38%, 08/05/24(j)	850,000	806,437
0.50%, 09/20/24(j)	350,000	326,305
2.50%, 11/20/24(j)	1,850,000	1,773,650
1.25%, 01/31/25(j)	750,000	700,448
0.38%, 07/18/25(j)	1,500,000	1,356,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 01/22/26(j)	1,600,000	1,430,768
1.00%, 10/01/26(j)	1,000,000	886,500
3.00%, 05/20/27(j)	1,150,000	1,089,498
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(j)	250,000	237,080
0.50%, 05/27/25(j)	500,000	454,465
2.38%, 06/10/25(j)	450,000	426,191
0.88%, 03/30/26(j)	500,000	447,190
1.75%, 07/27/26(j)	400,000	365,024
2.50%, 11/15/27(j)	200,000	184,456
		13,035,559
Japan 0.3%
Japan Bank for International Cooperation
2.50%, 05/23/24	450,000	434,542
3.00%, 05/29/24	200,000	194,198
1.75%, 10/17/24	200,000	189,098
2.13%, 02/10/25	200,000	188,870
2.50%, 05/28/25	1,000,000	945,040
0.63%, 07/15/25	250,000	225,670
2.75%, 01/21/26	250,000	235,568
2.38%, 04/20/26	500,000	463,200
1.88%, 07/21/26	350,000	316,530
2.25%, 11/04/26	500,000	455,765
2.88%, 06/01/27	400,000	370,308
2.75%, 11/16/27	250,000	229,680
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	181,342
2.75%, 04/27/27	200,000	184,038
		4,613,849
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	193,000	188,812
3.70%, 03/01/24	200,000	196,958
3.25%, 11/10/24	100,000	97,169
2.88%, 04/06/25(a)	300,000	287,019
1.75%, 01/22/26(a)	250,000	228,422
3.00%, 04/06/27(a)	200,000	186,284
		1,184,664
Republic of Korea 0.3%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	192,620
0.63%, 06/29/24	200,000	188,156
2.88%, 01/21/25	200,000	191,660
0.75%, 09/21/25	500,000	446,940
3.25%, 11/10/25	500,000	475,130
0.63%, 02/09/26	200,000	175,514
2.63%, 05/26/26	400,000	369,784
1.13%, 12/29/26	200,000	172,050
1.63%, 01/18/27	250,000	221,638
2.38%, 04/21/27	200,000	181,578
The Korea Development Bank
3.75%, 01/22/24	450,000	444,064
0.40%, 03/09/24	200,000	190,410
0.40%, 06/19/24	500,000	469,545
2.00%, 02/24/25	250,000	234,898
3.38%, 09/16/25	250,000	239,052
0.80%, 07/19/26	200,000	172,984
1.38%, 04/25/27	400,000	348,120
		4,714,143
See financial notes
Schwab Taxable Bond Funds | Semiannual Report107

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 03/11/24	300,000	285,108
0.38%, 07/30/24	300,000	280,173
0.63%, 10/07/24	300,000	279,126
0.63%, 05/14/25	225,000	204,694
0.50%, 08/26/25	350,000	314,527
2.25%, 03/22/27	250,000	228,268
		1,591,896
		27,077,617
U.S. 2.6%
Fannie Mae
1.75%, 07/02/24	500,000	478,395
1.63%, 10/15/24	2,700,000	2,560,950
1.63%, 01/07/25	1,500,000	1,414,065
0.63%, 04/22/25	2,500,000	2,289,775
0.50%, 06/17/25	1,500,000	1,363,290
0.38%, 08/25/25	2,000,000	1,799,160
0.50%, 11/07/25	3,000,000	2,693,190
1.88%, 09/24/26	1,000,000	917,090
Federal Farm Credit Banks Funding Corp.
0.30%, 03/18/24	1,000,000	949,750
3.38%, 08/26/24	1,250,000	1,219,512
0.88%, 11/18/24	1,000,000	932,680
4.50%, 11/18/24	1,000,000	991,970
1.13%, 01/06/25	1,000,000	933,330
1.75%, 02/14/25	2,000,000	1,884,600
2.51%, 04/01/25	1,000,000	953,330
Federal Home Loan Bank
4.75%, 03/08/24	1,000,000	994,790
4.88%, 06/14/24	1,000,000	996,110
3.00%, 07/08/24	1,000,000	972,640
1.50%, 08/15/24	200,000	190,432
4.88%, 09/13/24	1,000,000	994,790
4.50%, 10/03/24	2,000,000	1,984,180
1.00%, 12/20/24	1,000,000	934,160
0.50%, 04/14/25	3,000,000	2,746,770
0.50%, 06/13/25	500,000	453,830
0.38%, 09/04/25	2,000,000	1,803,640
1.25%, 12/21/26	3,000,000	2,669,250
Freddie Mac
1.50%, 02/12/25	2,700,000	2,532,519
0.38%, 07/21/25	1,000,000	902,910
0.38%, 09/23/25	2,000,000	1,798,660
		41,355,768
		68,433,385

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.05%, 07/07/24	300,000	310,269
Province of Alberta
1.88%, 11/13/24	450,000	426,240
1.00%, 05/20/25	500,000	459,610
Province of British Columbia
1.75%, 09/27/24	250,000	237,330
2.25%, 06/02/26	300,000	278,376
0.90%, 07/20/26	450,000	398,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Manitoba
2.60%, 04/16/24	250,000	242,595
3.05%, 05/14/24	200,000	194,760
2.13%, 06/22/26	100,000	92,147
Province of Ontario
3.20%, 05/16/24	200,000	195,038
0.63%, 01/21/26	650,000	578,981
1.05%, 04/14/26	500,000	447,375
2.50%, 04/27/26	250,000	233,723
2.30%, 06/15/26	300,000	278,226
3.10%, 05/19/27	500,000	471,905
1.05%, 05/21/27	500,000	433,095
Province of Quebec
7.13%, 02/09/24	100,000	101,537
2.50%, 04/09/24	250,000	242,452
2.88%, 10/16/24	500,000	482,505
1.50%, 02/11/25	450,000	421,357
0.60%, 07/23/25	650,000	589,199
2.50%, 04/20/26	500,000	468,660
Province of Saskatchewan Canada
3.25%, 06/08/27	225,000	213,575
		7,797,367
U.S. 0.1%
Illinois
4.95%, 06/01/23	34,091	34,029
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	296,141
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	320,434
University of California
0.88%, 05/15/25 (a)	250,000	228,833
		879,437
		8,676,804

Sovereign 0.6%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	600,000	565,872
2.88%, 04/28/25(c)	750,000	721,027
0.75%, 05/19/26(c)	675,000	601,567
		1,888,466
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	238,883
2.75%, 01/31/27(a)	400,000	367,928
		606,811
Hungary 0.0%
Hungary Government International Bond
5.38%, 03/25/24	400,000	399,628
Indonesia 0.0%
Indonesia Government International Bond
4.15%, 09/20/27 (a)	200,000	193,442
See financial notes
108Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Italy 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	250,000	235,268
2.38%, 10/17/24	550,000	520,663
1.25%, 02/17/26	750,000	658,507
		1,414,438
Mexico 0.1%
Mexico Government International Bond
3.90%, 04/27/25(a)(c)	200,000	196,418
4.13%, 01/21/26	500,000	488,005
4.15%, 03/28/27	500,000	485,250
		1,169,673
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	200,000	193,930
7.13%, 01/29/26	350,000	368,893
8.88%, 09/30/27	250,000	288,060
		850,883
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	369,138
2.39%, 01/23/26(a)	300,000	279,729
		648,867
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	350,000	347,189
10.63%, 03/16/25	500,000	557,520
5.50%, 03/30/26	300,000	305,346
3.23%, 03/29/27	200,000	187,768
		1,397,823
Poland 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	600,000	593,232
3.25%, 04/06/26	300,000	285,270
		878,502
Republic of Korea 0.0%
Korea International Bond
2.00%, 06/19/24	200,000	192,144
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24 (c)	200,000	199,772
		9,840,449

Supranational* 3.0%
African Development Bank
0.88%, 03/23/26	500,000	447,040
0.88%, 07/22/26	600,000	530,484
4.38%, 11/03/27	500,000	500,125
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (d)	500,000	445,070
Asian Development Bank
2.63%, 01/30/24	600,000	585,918
0.38%, 06/11/24	1,000,000	941,060
0.63%, 10/08/24	500,000	466,345
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 10/18/24	900,000	850,518
2.00%, 01/22/25	450,000	426,632
0.63%, 04/29/25	1,250,000	1,143,850
0.38%, 09/03/25	1,000,000	899,440
0.50%, 02/04/26	1,000,000	889,040
1.00%, 04/14/26	1,250,000	1,122,100
2.00%, 04/24/26	500,000	462,870
1.75%, 08/14/26	250,000	228,538
1.50%, 01/20/27	750,000	672,090
3.13%, 08/20/27	1,000,000	950,950
Corp. Andina de Fomento
1.25%, 10/26/24	250,000	232,518
1.63%, 09/23/25	200,000	182,210
Council of Europe Development Bank
2.50%, 02/27/24	400,000	389,252
1.38%, 02/27/25	150,000	140,096
0.88%, 09/22/26	250,000	219,888
European Bank for Reconstruction & Development
1.63%, 09/27/24	150,000	142,359
1.50%, 02/13/25	150,000	140,685
0.50%, 05/19/25	600,000	546,132
0.50%, 11/25/25	300,000	268,497
0.50%, 01/28/26	600,000	533,826
European Investment Bank
3.25%, 01/29/24	1,000,000	982,430
2.63%, 03/15/24	700,000	681,534
2.25%, 06/24/24	600,000	578,292
2.50%, 10/15/24	200,000	192,354
1.88%, 02/10/25	950,000	897,807
1.63%, 03/14/25	800,000	750,936
0.63%, 07/25/25	750,000	682,147
0.38%, 12/15/25	750,000	668,527
0.38%, 03/26/26	1,500,000	1,323,375
1.38%, 03/15/27	750,000	668,055
2.38%, 05/24/27	750,000	693,292
3.25%, 11/15/27	800,000	765,856
Inter-American Development Bank
2.63%, 01/16/24	600,000	586,608
3.00%, 02/21/24	600,000	587,238
0.50%, 09/23/24	250,000	232,933
2.13%, 01/15/25	900,000	855,963
1.75%, 03/14/25	400,000	376,116
0.88%, 04/03/25	150,000	138,341
0.63%, 07/15/25	1,100,000	1,000,736
0.88%, 04/20/26	1,150,000	1,027,525
2.00%, 06/02/26	750,000	690,982
2.00%, 07/23/26	400,000	367,988
1.50%, 01/13/27	850,000	761,557
2.38%, 07/07/27	600,000	553,758
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	238,158
International Bank for Reconstruction & Development
2.50%, 03/19/24	550,000	534,792
1.50%, 08/28/24	550,000	522,010
2.50%, 11/25/24	800,000	767,440
1.63%, 01/15/25	800,000	753,896
2.13%, 03/03/25	100,000	94,903
0.75%, 03/11/25	950,000	875,976
0.63%, 04/22/25	1,700,000	1,557,013
0.38%, 07/28/25	1,050,000	948,412
2.50%, 07/29/25	1,000,000	951,100
0.50%, 10/28/25	1,100,000	987,833
0.88%, 07/15/26	500,000	443,990
1.88%, 10/27/26	500,000	456,785
3.13%, 06/15/27	900,000	856,323
0.75%, 11/24/27	1,000,000	848,970
See financial notes
Schwab Taxable Bond Funds | Semiannual Report109

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Finance Corp.
1.38%, 10/16/24	450,000	424,643
0.38%, 07/16/25	450,000	407,255
2.13%, 04/07/26	250,000	232,575
0.75%, 10/08/26	600,000	526,014
Nordic Investment Bank
2.25%, 05/21/24	400,000	386,020
2.63%, 04/04/25	300,000	286,980
0.38%, 09/11/25	400,000	359,320
0.50%, 01/21/26	250,000	222,560
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	600,000	578,742
0.50%, 10/30/24	650,000	602,504
0.50%, 05/28/25	500,000	453,290
0.50%, 01/27/26	850,000	751,859
		46,491,246
Total Government Related (Cost $143,382,550)		133,441,884

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (k)	3,233,957	3,233,957
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (k)(l)	1,645,028	1,645,028
		4,878,985
Total Short-Term Investments (Cost $4,878,985)		4,878,985
Total Investments in Securities (Cost $1,653,852,890)		1,579,518,916

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,601,511.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,131,033 or 0.3% of net assets.

(e)
Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023. The security was subsequently sold.

(f)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy. The security was subsequently sold.

(g)	Issuer is affiliated with the fund’s investment adviser.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(j)	Guaranteed by the Republic of Germany.
(k)	The rate shown is the annualized 7-day yield.
(l)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/23	FACE AMOUNT AT 2/28/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$99,826	$—	($98,220)	($4,660)	$3,469	($415)	$—	$—	$602
0.75%, 03/18/24	287,241	—	(47,402)	(2,800)	1,890	(344)	238,585	250,000	1,021
3.75%, 04/01/24	49,968	—	—	—	(194)	(649)	49,125	50,000	937
3.00%, 03/10/25	48,960	—	—	—	(484)	(580)	47,896	50,000	750
4.20%, 03/24/25	100,495	—	—	—	(1,472)	(660)	98,363	100,000	2,100
3.63%, 04/01/25	49,456	—	—	—	(393)	(590)	48,473	50,000	906
See financial notes
110Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/23	FACE AMOUNT AT 2/28/23	INTEREST INCOME EARNED
3.85%, 05/21/25	$150,279	$—	($48,954)	($4,422)	$2,079	($1,750)	$97,232	$100,000	$2,353
3.45%, 02/13/26	49,390	—	—	—	(932)	(579)	47,879	50,000	862
0.90%, 03/11/26	225,080	—	(44,252)	(5,429)	902	211	176,512	200,000	1,000
1.15%, 05/13/26	180,542	—	(44,205)	(5,869)	2,181	(31)	132,618	150,000	990
3.20%, 03/02/27	96,891	—	—	—	(3,347)	199	93,743	100,000	1,600
2.45%, 03/03/27	280,056	—	(45,690)	(2,210)	(6,665)	1,451	226,942	250,000	3,335
3.30%, 04/01/27	145,666	—	(47,277)	(2,331)	(1,978)	100	94,180	100,000	2,017
Total	$1,763,850	$—	($376,000)	($27,721)	($4,944)	($3,637)	$1,351,548		$18,473

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$427,669,749	$—	$427,669,749
Treasuries[1]	—	1,013,528,298	—	1,013,528,298
Government Related[1]	—	133,441,884	—	133,441,884
Short-Term Investments[1]	4,878,985	—	—	4,878,985
Total	$4,878,985	$1,574,639,931	$—	$1,579,518,916

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Taxable Bond Funds | Semiannual Report111

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,453,221)		$1,351,548
Investments in securities, at value - unaffiliated (cost $1,652,399,669) including securities on loan of $1,601,511		1,578,167,368
Receivables:
Investments sold		52,148,816
Interest		8,995,338
Fund shares sold		2,145,952
Dividends		5,398
Foreign tax reclaims		2,446
Income from securities on loan	+	899
Total assets		1,642,817,765

Liabilities
Collateral held for securities on loan		1,645,028
Payables:
Investments bought		54,770,271
Fund shares redeemed		1,596,699
Distributions to shareholders		1,416,980
Investment adviser fees	+	73,241
Total liabilities		59,502,219
Net assets		$1,583,315,546

Net Assets by Source
Capital received from investors		$1,749,053,365
Total distributable loss	+	(165,737,819)
Net assets		$1,583,315,546

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,583,315,546		168,841,085		$9.38

See financial notes
112Schwab Taxable Bond Funds | Semiannual Report

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $521)		$18,995,960
Dividends received from securities - unaffiliated		33,051
Interest received from securities - affiliated		14,836
Securities on loan, net	+	7,941
Total investment income		19,051,788

Expenses
Investment adviser fees		500,813
Proxy fees[1]	+	2,443
Total expenses	–	503,256
Net investment income		18,548,532

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(27,721)
Net realized losses on sales of securities - unaffiliated	+	(61,970,566)
Net realized losses		(61,998,287)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(4,944)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	29,729,393
Net change in unrealized appreciation (depreciation)	+	29,724,449
Net realized and unrealized losses		(32,273,838)
Decrease in net assets resulting from operations		($13,725,306)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Taxable Bond Funds | Semiannual Report113

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$18,548,532	$22,430,002
Net realized losses		(61,998,287)	(27,845,068)
Net change in unrealized appreciation (depreciation)	+	29,724,449	(123,026,533)
Decrease in net assets from operations		($13,725,306)	($128,441,599)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,539,283)	($29,083,571)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,276,514	$304,075,390	97,602,779	$965,900,940
Shares reinvested		1,156,648	10,884,803	1,835,806	18,212,156
Shares redeemed	+	(61,613,626)	(580,370,372)	(119,025,853)	(1,173,346,028)
Net transactions in fund shares		(28,180,464)	($265,410,179)	(19,587,268)	($189,232,932)

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		197,021,549	$1,880,990,314	216,608,817	$2,227,748,416
Total decrease	+	(28,180,464)	(297,674,768)	(19,587,268)	(346,758,102)
End of period		168,841,085	$1,583,315,546	197,021,549	$1,880,990,314
See financial notes
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Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
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2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2023 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2023, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of February 28, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. (Schwab U.S. Aggregate Bond Index Fund only). A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2023, as applicable:
	UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	—%	5.3%	—%
Schwab MarketTrack Balanced Portfolio	—%	4.4%	0.3%
Schwab MarketTrack Conservative Portfolio	—%	2.9%	0.1%
Schwab MarketTrack Growth Portfolio	—%	3.1%	—%
Schwab Monthly Income Fund - Flexible Payout	—%	0.3%	—%
Schwab Monthly Income Fund - Income Payout	—%	0.4%	—%
Schwab Monthly Income Fund - Target Payout	—%	0.2%	—%
Schwab Target 2010 Fund	0.1%	0.3%	0.2%
Schwab Target 2015 Fund	0.1%	0.3%	0.3%
Schwab Target 2020 Fund	0.9%	2.0%	1.7%
Schwab Target 2025 Fund	0.8%	2.2%	1.9%
Schwab Target 2030 Fund	0.5%	2.8%	2.4%
Schwab Target 2035 Fund	—%	1.1%	0.9%
Schwab Target 2040 Fund	—%	1.5%	1.2%
Schwab Target 2045 Fund	—%	0.2%	0.2%
Schwab Target 2050 Fund	—%	0.1%	0.1%
Schwab Target 2055 Fund	—%	0.1%	0.1%
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Target 2065 Fund	—%	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2023, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$712,054,300	$—	$712,054,300
Schwab U.S. Aggregate Bond Index Fund	1,647,359,397	114,905,232	1,762,264,629
Schwab Short-Term Bond Index Fund	876,701,875	47,993,533	924,695,408
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$783,721,846	$—	$783,721,846
Schwab U.S. Aggregate Bond Index Fund	1,623,377,923	107,917,363	1,731,295,286
Schwab Short-Term Bond Index Fund	1,068,801,848	119,946,442	1,188,748,290
*
Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,855,934,578	$-	($304,128,396)	($304,128,396)
Schwab U.S. Aggregate Bond Index Fund	4,938,565,320	-	(555,237,431)	(555,237,431)
Schwab Short-Term Bond Index Fund	1,658,862,567	190,983	(79,534,634)	(79,343,651)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the Schwab U.S. Aggregate Bond Index Fund had capital loss carryforwards of $86,452,926. The Schwab Treasury Inflation Protected Securities Index Fund and Schwab Short-Term Bond Index Fund had no capital loss carryforwards.
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2022, the Schwab Short-Term Bond Index Fund had capital losses deferred of $21,448,198.
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2023. The tax-basis components of distributions paid during the fiscal year ended August 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$155,458,497	$3,460,987
Schwab U.S. Aggregate Bond Index Fund	110,844,252	—
Schwab Short-Term Bond Index Fund	22,648,972	6,434,599
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
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discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
Schwab Taxable Bond Funds | Semiannual Report131

Schwab Taxable Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-27
00284392

Semiannual Report | February 28, 2023
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

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Three ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Bond Funds | Semiannual Report1

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2023
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	0.67%
Bloomberg Municipal 3-15 Year Blend Index	0.91%
Fund Category: Morningstar Muni National Intermediate*	0.48%
Performance Details	page 4

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	0.50%
Bloomberg California Municipal 3-15 Year Blend Index	0.90%
S&P California AMT-Free Municipal Bond Index	0.78%
Fund Category: Morningstar Muni California Intermediate*	0.57%
Performance Details	page 5

Schwab Opportunistic Municipal Bond Fund (Ticker Symbol: SWHYX)	-0.69%
Bloomberg Municipal Bond Index	0.66%
Fund Category: Morningstar Muni National Long*	0.05%
Performance Details	page 6
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Fund Management

Jason D. Diefenthaler, Head of Tax-Exempt Strategies for Schwab Asset Management, is responsible for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Previously, Mr. Diefenthaler led the portfolio management team for the Wasmer Schroder
Municipal Bond Strategies and was responsible for day-to-day co-management of several tax-exempt
Schwab Funds. Prior to that, he was the director of tax-exempt portfolio management at Wasmer Schroeder
& Company, LLC (Schwab Asset Management became the investment adviser for Wasmer Schroeder
Strategies in 2020). He oversaw all tax-exempt strategies and the management of the Wasmer Schroeder
High Yield Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond
Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst for taxable and tax-exempt strategies before becoming a portfolio manager.

Kenneth Salinger, CFA, Head of Municipal Bond Funds for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Previously, Mr. Salinger served as Co-Head for the Schwab
Municipal Bond Funds. Prior to joining Schwab in 2008, he was a senior portfolio manager at Wells Capital
Management, on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of several national and state-specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

James Cortez, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Mr. Cortez joined the firm in 2006 as a director on Schwab Asset
Management’s municipal research team, responsible for conducting credit research for municipal fixed-income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining Schwab, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds. Previous to Eaton
Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and
Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr.
Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

Schwab Municipal Bond Funds | Semiannual Report3

Schwab Tax-Free Bond Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	0.67%	-4.44%	1.20%	1.58%
Bloomberg Municipal 3-15 Year Blend Index	0.91%	-3.07%	1.88%	2.08%
Fund Category: Morningstar Muni National Intermediate [3]	0.48%	-4.87%	1.33%	1.58%
Fund Expense Ratios[4]: Net 0.38%; Gross 0.40%

Yields
30-Day SEC Yield[1,2]	3.08%
30-Day SEC Yield-No Waiver[1,5]	3.06%
Taxable Equivalent Yield[6]	5.20%
12-Month Distribution Yield[1,2]	2.50%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[7]	6.1 Yrs
Weighted Average Duration[7]	6.1 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
5
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
6
Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
7
See Glossary for definitions of maturity and duration.
8
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
4Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	0.50%	-4.40%	1.08%	1.66%
Bloomberg California Municipal 3-15 Year Blend Index [3]	0.90%	-2.83%	1.69%	N/A4
S&P California AMT-Free Municipal Bond Index	0.78%	-4.45%	1.54%	2.16%
Fund Category: Morningstar Muni California Intermediate [5]	0.57%	-3.79%	1.16%	1.50%
Fund Expense Ratios[6]: Net 0.38%; Gross 0.41%
Yields
30-Day SEC Yield[1,2]	2.80%
30-Day SEC Yield-No Waiver[1,7]	2.77%
Taxable Equivalent Yield[8]	6.09%
12-Month Distribution Yield[1,2]	2.23%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[9]	5.5 Yrs
Weighted Average Duration[9]	4.9 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
4
Information not available to the fund.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
8
Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
9
See Glossary for definitions of maturity and duration.
10
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Municipal Bond Funds | Semiannual Report5

Schwab Opportunistic Municipal Bond Fund as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Opportunistic Municipal Bond Fund (3/31/14)[4]	-0.69%	-9.73%	0.21%	2.84%
Bloomberg Municipal Bond Index	0.66%	-5.10%	1.66%	2.38%
Fund Category: Morningstar Muni National Long [5]	0.05%	-7.67%	1.21%	N/A
Fund Expense Ratios[6]: Net 0.50%; Gross 0.55%

Yields
30-Day SEC Yield[1,2]	4.78%
30-Day SEC Yield-No Waiver[1,7]	4.59%
Taxable Equivalent Yield[8]	8.08%
12-Month Distribution Yield[1,2]	3.48%

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type

Weighted Average Maturity[9]	9.8 Yrs
Weighted Average Duration[9]	8.7 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
8
Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
9
See Glossary for definitions of maturity and duration.
10
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
6Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,006.70	$1.89
Hypothetical 5% Return	0.38%	$1,000.00	$1,022.91	$1.91
Schwab California Tax-Free Bond Fund
Actual Return	0.38%	$1,000.00	$1,005.00	$1.89
Hypothetical 5% Return	0.38%	$1,000.00	$1,022.91	$1.91
Schwab Opportunistic Municipal Bond Fund
Actual Return	0.50%	$1,000.00	$993.10	$2.47
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

Schwab Municipal Bond Funds | Semiannual Report7

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$10.93	$12.22	$12.13	$12.12	$11.52	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.22	0.21	0.26	0.28	0.27
Net realized and unrealized gains (losses)	(0.08)	(1.24)	0.16	0.04[2]	0.60	(0.30)
Total from investment operations	0.07	(1.02)	0.37	0.30	0.88	(0.03)
Less distributions:
Distributions from net investment income	(0.15)	(0.22)	(0.21)	(0.26)	(0.28)	(0.27)
Distributions from net realized gains	—	(0.05)	(0.07)	(0.03)	—	—
Total distributions	(0.15)	(0.27)	(0.28)	(0.29)	(0.28)	(0.27)
Net asset value at end of period	$10.85	$10.93	$12.22	$12.13	$12.12	$11.52
Total return	0.67%[3]	(8.48%)	3.03%	2.52%	7.77%	(0.22%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%[4]	0.48%[5,6]	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.42%[4]	0.53%[6]	0.55%	0.55%	0.56%	0.57%
Net investment income (loss)	2.83%[4]	1.88%	1.72%	2.14%	2.41%	2.35%
Portfolio turnover rate	43%[3]	87%	53%	99%	129%	82%
Net assets, end of period (x 1,000)	$587,443	$542,993	$801,234	$757,844	$751,353	$650,020

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
ALABAMA 2.2%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	4,000,000	3,999,182
RB Series 2022C1	5.25%	12/01/23 (a)	525,000	528,799
RB Series 2022C1	5.25%	06/01/24 (a)	380,000	384,282
RB Series 2022C1	5.25%	06/01/25 (a)	1,175,000	1,197,508
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (b)	2,000,000	1,990,939
RB Series 2022A1	5.50%	01/01/53 (a)(b)	2,000,000	2,144,660
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	211,103
RB Series 2017	5.00%	05/01/27	250,000	268,980
RB Series 2017	5.00%	05/01/42 (b)	2,150,000	2,278,222
				13,003,675
ARIZONA 2.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C	2.45%	01/01/46 (a)(b)(c)	1,600,000	1,600,000
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,000,193
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	505,928
RB Series 2021A	4.00%	11/01/31	1,270,000	1,282,936
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (b)	2,000,000	2,068,789
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A	5.00%	01/01/47 (b)	5,000,000	5,476,332
Tucson
Refunding COP Series 2014	4.00%	07/01/23	700,000	701,685
				12,635,863
ARKANSAS 0.8%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (b)	1,310,000	1,272,560
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (b)	830,000	806,632
See financial notes
Schwab Municipal Bond Funds | Semiannual Report9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (b)	855,000	740,220
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	734,790
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	555,697
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (b)	5,000	5,000
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (b)	715,000	713,081
				4,827,980
CALIFORNIA 6.8%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (b)(d)	1,500,000	733,204
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.87%	04/01/56 (b)(e)	5,000,000	4,952,923
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(f)	2,625,000	2,613,222
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	606,651
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,018,344
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (b)	1,500,000	1,506,378
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,033,010
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(b)	1,700,000	1,938,446
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,170,704
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	1.55%	07/01/34 (a)(b)(c)	700,000	700,000
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (b)(g)	1,380,000	550,042
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,359,759
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (b)	585,000	611,652
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,373,950
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	776,963
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (b)	460,000	520,456
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (g)	1,250,000	950,040
GO Bonds Series 2010C	0.00%	07/01/32 (g)	1,500,000	1,093,902
GO Bonds Series 2010C	0.00%	07/01/33 (g)	1,000,000	694,610
GO Bonds Series 2010C	0.00%	07/01/35 (g)	1,300,000	812,614
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,552,127
RB 2nd Series 2019E	5.00%	05/01/40 (b)	425,000	441,043
See financial notes
10Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2022A	5.00%	05/01/30	800,000	871,581
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,865,176
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (b)	2,685,000	2,747,895
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	378,166
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,083,750
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	303,257
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	308,329
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	523,101
				40,091,295
COLORADO 1.4%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (b)	420,000	468,710
Water & Wastewater RB Series 2019	5.00%	12/01/35 (b)	500,000	554,032
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,440,494
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,669,169
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	323,112
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	540,877
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (b)	800,000	798,019
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	458,138
Airport System RB Series 2022A	5.50%	11/15/53 (b)	1,500,000	1,618,143
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (b)(g)	380,000	274,168
				8,144,862
CONNECTICUT 1.2%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (b)	475,000	504,181
Special Obligation Tax Bonds Series 2022A	5.00%	07/01/26	1,195,000	1,271,926
Special Obligation Tax Refunding Bonds Series 2022B	5.00%	07/01/26	2,250,000	2,394,841
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/31	525,000	587,338
RB (Sacred Heart Univ) Series L	5.00%	07/01/32	1,000,000	1,130,252
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/36 (a)(b)	935,000	1,010,643
				6,899,181
DISTRICT OF COLUMBIA 0.5%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (b)(f)	3,000,000	2,891,648
FLORIDA 6.3%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (b)	2,000,000	2,270,657
See financial notes
Schwab Municipal Bond Funds | Semiannual Report11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	458,796
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	787,166
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	711,198
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,044,266
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (b)	910,000	977,206
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	1,000,000	913,731
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	406,492
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	254,340
Miami-Dade Cnty
RB Series 2022	5.00%	07/01/49 (b)	6,080,000	6,543,568
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,165,393
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,731,884
Toll System RB Series 2014A	5.00%	07/01/24	625,000	636,089
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (b)	5,000,000	5,433,661
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	2,000,000	1,474,368
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	353,162
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,050,929
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (b)	1,495,000	1,554,648
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (b)(g)	1,550,000	921,532
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (b)(g)	800,000	448,781
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (b)(g)	855,000	454,270
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (b)(g)	1,000,000	502,470
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (b)(g)	1,200,000	316,660
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (b)	1,500,000	1,665,941
Utility System RB Series 2022	5.00%	10/01/52 (b)	1,625,000	1,754,026
				36,831,234
GEORGIA 1.9%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (b)	4,640,000	5,012,275
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	3.99%	08/01/48 (b)(e)	5,000,000	4,986,461
Main Street Natural Gas
Gas Supply RB Series 2023B	5.00%	09/01/24 (a)	550,000	556,865
Gas Supply RB Series 2023B	5.00%	03/01/25 (a)	390,000	396,432
				10,952,033
See financial notes
12Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (b)	750,000	754,843
Harbor System RB Series 2020A	4.00%	07/01/35 (b)	500,000	498,512
				1,253,355
IDAHO 0.6%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (a)	450,000	481,626
GO Bonds Series 2019A	5.00%	09/15/27 (a)	400,000	437,251
GO Bonds Series 2019A	5.00%	09/15/28 (a)	425,000	474,478
GO Bonds Series 2019A	5.00%	09/15/29 (a)(b)	400,000	451,378
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(b)	500,000	556,312
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(b)	1,000,000	1,120,395
				3,521,440
ILLINOIS 6.5%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,755,004
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,975,059
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,518,853
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,039,740
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,593,608
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (b)	400,000	412,752
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	1,804,791
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,135,000	1,169,963
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (b)	400,000	420,977
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,051,944
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,061,933
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,081,212
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	2,100,000	2,337,279
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (b)	1,000,000	1,046,198
GO Bonds Series 2020	5.38%	05/01/23	500,000	501,163
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,018,223
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,549,838
GO Bonds Series 2021A	5.00%	03/01/46 (b)	700,000	707,353
GO Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,561,397
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,563,204
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (b)	500,000	514,065
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (b)	150,000	153,105
RB (NorthShore Univ Health System) Series 2020B	2.48%	08/15/49 (a)(b)(c)	700,000	700,000
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (b)(f)	1,150,000	1,167,083
See financial notes
Schwab Municipal Bond Funds | Semiannual Report13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (b)	900,000	930,864
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (b)	960,000	987,192
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,363,154
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	728,660
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (b)	400,000	420,165
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,379,872
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (a)	400,000	429,464
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (a)	450,000	485,464
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(b)	500,000	538,240
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(b)	1,050,000	1,045,789
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(b)	600,000	582,078
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (a)	250,000	261,564
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (a)	325,000	344,111
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (a)	325,000	348,361
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (a)	300,000	323,855
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (a)	325,000	352,251
				38,225,828
INDIANA 2.0%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (b)	500,000	575,672
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (b)	1,140,000	1,289,507
RB (Fulcrum Centerpoint) Series 2022	4.50%	12/15/46 (a)(b)	10,000,000	9,974,350
				11,839,529
IOWA 0.9%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (b)(f)	5,000,000	5,146,604
KANSAS 1.1%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	266,924
GO Bonds Series 2017	5.00%	09/01/27	450,000	490,505
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (b)	375,000	380,726
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (b)	400,000	405,750
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (b)	440,000	421,643
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (b)	445,000	451,201
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (b)	150,000	151,871
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	266,667
GO Bonds Series 2018A	5.00%	09/01/27	800,000	870,248
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,834,906
				6,540,441
See financial notes
14Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 0.7%
Kentucky
COP 2015	4.00%	06/15/24	400,000	403,067
COP 2015	5.00%	06/15/25	400,000	415,316
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (b)(f)	1,450,000	1,451,115
Gas Supply RB Series 2022A1	4.00%	08/01/52 (b)(f)	2,000,000	1,957,966
				4,227,464
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	528,448
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	2,000,000	2,000,395
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (b)	1,600,000	1,567,311
				4,096,154
MAINE 1.0%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (b)	550,000	615,829
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	883,956
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (b)	1,000,000	980,705
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (b)	560,000	614,070
General Airport Refunding RB Series 2019	5.00%	01/01/33 (b)	695,000	756,959
General Airport Refunding RB Series 2019	5.00%	01/01/34 (b)	620,000	671,993
South Portland ME
GO Bonds Series 2022A	5.00%	10/01/34 (b)	775,000	907,359
GO Bonds Series 2022A	5.00%	10/01/35 (b)	625,000	724,071
				6,154,942
MARYLAND 2.2%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (b)	4,000,000	4,144,080
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (b)	600,000	539,375
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,003,344
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	981,631
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,138,292
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,444,018
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24 (h)	320,000	324,415
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (h)	550,000	566,766
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27 (h)	645,000	690,951
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28 (h)	1,405,000	1,535,560
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29 (h)	505,000	562,626
				12,931,058
See financial notes
Schwab Municipal Bond Funds | Semiannual Report15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 2.7%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	549,555
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (b)	1,120,000	1,237,098
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (b)	500,000	551,742
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,948,892
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (b)	240,000	255,584
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	509,002
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	686,354
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	905,278
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (b)	800,000	837,819
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	950,000	991,475
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (b)	1,065,000	1,093,433
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (b)	1,065,000	1,070,450
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	680,000	671,881
S/F Housing RB Series 203	4.50%	12/01/48 (b)	1,180,000	1,184,609
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	2,000,000	2,152,809
				15,645,981
MICHIGAN 1.9%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	620,454
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,232,590
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)	4,500,000	4,812,097
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,658,437
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,107,395
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	540,000	538,245
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	565,738
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	642,348
				11,177,304
MINNESOTA 0.6%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	314,880
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (b)	330,000	328,167
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (b)	170,000	152,378
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (a)	375,000	386,508
Refunding COP Series 2019C	5.00%	02/01/26 (a)	400,000	418,957
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2022B	5.00%	01/01/31	1,000,000	1,090,581
Sub Airport RB Series 2022B	5.00%	01/01/32	1,000,000	1,099,249
				3,790,720
See financial notes
16Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.4%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007B	2.55%	12/01/30 (b)(c)	300,000	300,000
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,042,666
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	626,871
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)(h)	345,000	345,497
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)	150,000	150,202
				2,465,236
MISSOURI 3.0%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(b)	5,000,000	5,623,421
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(b)	2,440,000	2,853,701
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	323,511
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	844,934
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,082,602
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,130,770
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (b)	2,490,000	2,687,751
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (b)	635,000	631,070
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (b)	1,300,000	1,299,126
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,015,788
				17,492,674
MONTANA 0.6%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (b)	890,000	884,489
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	3.87%	11/15/35 (b)(e)	2,815,000	2,814,984
				3,699,473
NEBRASKA 1.2%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,609,321
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,114,610
Power System Refunding RB Series 2022A	5.00%	04/01/31	1,600,000	1,836,838
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,574,226
				7,134,995
See financial notes
Schwab Municipal Bond Funds | Semiannual Report17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	616,649
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	637,230
				1,253,879
NEW JERSEY 4.6%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	202,971
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	309,361
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	267,543
New Jersey
GO Bonds Series 2020A	4.00%	06/01/30	10,150,000	10,859,313
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (b)	3,500,000	3,774,507
Transportation RB Series 2015AA	5.25%	06/15/41 (b)	4,050,000	4,132,012
Transportation System RB Series 2019AA	5.00%	06/15/31 (b)	1,250,000	1,358,085
Transportation System RB Series 2019BB	5.00%	06/15/44 (b)	2,550,000	2,617,980
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (b)	1,750,000	1,751,935
RB Series 2022B	4.50%	01/01/48 (b)	1,500,000	1,515,716
				26,789,423
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (b)	1,045,000	1,038,528
NEW YORK 12.2%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (h)	250,000	261,629
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	520,000	556,062
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (b)	500,000	495,675
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (b)	575,000	559,906
Long Island Power Auth
Electric System RB Series 2020A	5.00%	09/01/37 (b)	2,000,000	2,199,068
Electric System RB Series 2021B	1.50%	09/01/51 (b)(f)	2,450,000	2,264,919
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (b)(f)	2,845,000	3,017,346
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	1,200,000	1,179,295
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	500,000	508,730
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	254,675
New York City
GO Bonds Fiscal 2014 Series D4	2.45%	08/01/40 (a)(b)(c)	1,000,000	1,000,000
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (h)	315,000	315,000
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	805,000
GO Bonds Fiscal 2018 Series E-5	2.45%	03/01/48 (a)(b)(c)	700,000	700,000
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/47 (b)	750,000	825,396
See financial notes
18Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (b)	2,000,000	2,211,908
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (b)	600,000	667,567
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3	2.45%	06/15/49 (a)(b)(c)	200,000	200,000
Water & Sewer System RB Fiscal 2010 Series CC	2.45%	06/15/41 (a)(b)(c)	1,100,000	1,100,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	2,000,000	2,182,901
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (b)	1,450,000	1,570,601
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,228,391
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (b)	1,000,000	1,084,451
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	3.77%	10/01/35 (a)(b)(i)(j)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,748,692
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	1,475,000	1,514,845
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,100,598
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/40 (b)	540,000	592,465
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/42 (b)	700,000	764,347
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	1,000,000	933,270
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	5,000,000	5,286,639
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	5,000,000	5,292,318
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	1,600,000	1,703,470
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,056,292
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (b)	500,000	536,042
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (b)	2,835,000	3,098,051
Consolidated Bonds 236th Series	5.00%	01/15/37 (b)	1,000,000	1,076,874
Consolidated Bonds 236th Series	5.00%	01/15/38 (b)	1,000,000	1,066,495
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (b)(h)	5,330,000	5,493,409
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	5,000,000	5,338,920
Sr Lien Refunding RB Series 2023A	5.00%	11/15/24	5,000,000	5,156,094
				71,697,341
NORTH CAROLINA 1.9%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,152,876
Airport System RB Series 2022A	5.50%	07/01/52 (b)	1,500,000	1,605,610
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	515,252
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,812,877
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (b)	1,000,000	1,048,683
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (b)	1,305,000	1,366,066
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (b)	1,255,000	1,312,630
See financial notes
Schwab Municipal Bond Funds | Semiannual Report19

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (b)	450,000	408,730
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (b)	1,000,000	990,729
				11,213,453
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	406,415
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	477,071
Refunding Bonds Series 2019B	4.00%	05/01/27 (b)	125,000	128,405
				1,011,891
OHIO 1.4%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,135,427
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (b)	5,000,000	5,347,429
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,076,229
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	205,951
General Refunding RB Series 2021A	3.00%	12/01/40 (b)	475,000	367,595
General Refunding RB Series 2021A	4.00%	12/01/45 (b)	225,000	197,463
				8,330,094
OKLAHOMA 0.4%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (b)	1,050,000	1,009,182
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (b)	29,000	29,311
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,007,851
				2,046,344
OREGON 2.7%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	253,129
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	147,922
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(b)(g)	300,000	191,495
GO Bonds Series 2019	0.00%	06/15/35 (a)(b)(g)	265,000	159,539
GO Bonds Series 2019	0.00%	06/15/36 (a)(b)(g)	420,000	238,401
GO Bonds Series 2019	0.00%	06/15/37 (a)(b)(g)	500,000	268,596
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (a)(g)	1,600,000	1,333,443
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(b)(g)	1,400,000	851,003
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (a)	205,000	214,254
GO Bonds Series 2021A	4.00%	06/15/29 (a)	150,000	160,887
See financial notes
20Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (b)(f)	3,000,000	2,979,594
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (b)(h)	330,000	331,472
GO Obligations Series 2016	5.00%	12/01/31 (b)(h)	375,000	376,673
GO Obligations Series 2016	5.00%	12/01/36 (b)(h)	1,155,000	1,160,153
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,291,152
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (b)	1,875,000	2,011,605
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(d)	340,000	364,695
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(d)	300,000	321,325
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(d)	300,000	321,309
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(d)	350,000	374,599
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(d)	520,000	555,905
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(d)	350,000	373,768
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(d)	410,000	435,692
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(b)(g)	640,000	287,406
				16,004,017
PENNSYLVANIA 2.8%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (a)(h)	510,000	540,197
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (b)	1,000,000	1,036,973
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	788,764
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/38 (b)	2,150,000	2,270,534
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,063,600
RB Series 2022B	5.25%	12/01/52 (b)	750,000	814,033
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	2,000,000	2,198,584
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,024,803
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	774,711
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,059,851
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	540,165
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	330,418
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	274,714
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	324,642
GO Refunding Bonds Series 2019A	5.00%	08/01/31	200,000	231,067
Southeastern Pennsylvania Transportation Auth
RB Series 2022	5.00%	06/01/30	1,000,000	1,144,625
RB Series 2022	5.00%	06/01/31	750,000	868,200
RB Series 2022	5.00%	06/01/32	750,000	876,905
				16,162,786
See financial notes
Schwab Municipal Bond Funds | Semiannual Report21

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH CAROLINA 1.0%
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,556,657
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,713,746
Refunding RB Series 2022A	5.00%	12/01/29	500,000	545,406
				5,815,809
SOUTH DAKOTA 0.4%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (b)	150,000	150,746
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (b)	325,000	326,616
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (b)	1,000,000	1,043,956
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	538,836
				2,060,154
TENNESSEE 0.8%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	453,201
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	611,727
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	968,154
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,572,335
RB Series 2022B	5.50%	07/01/52 (b)	1,250,000	1,338,009
				4,943,426
TEXAS 15.0%
Alamo Heights ISD
ULT Refunding RB Series 2020A	5.00%	02/01/27 (a)	425,000	457,179
ULT Refunding RB Series 2020A	5.00%	02/01/28 (a)	325,000	356,590
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(b)	200,000	210,737
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/25 (a)	150,000	153,053
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (a)	310,000	320,064
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	553,096
Airport System RB Series 2022	5.00%	11/15/33 (b)	750,000	826,547
Airport System RB Series 2022	5.00%	11/15/37 (b)	2,000,000	2,132,373
Airport System RB Series 2022	5.25%	11/15/47 (b)	2,500,000	2,624,377
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	170,000	174,317
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	500,000	543,684
See financial notes
22Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,142,432
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)(h)	1,520,000	1,584,737
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	559,735
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	5,039,924
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	323,564
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	621,466
Utility System Jr. Lien RB Series 2022B	5.00%	07/15/52 (b)	5,000,000	5,365,443
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (b)	1,000,000	1,001,571
Refunding RB Series 2021	4.00%	08/15/33 (b)	1,000,000	996,184
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(h)	270,000	265,956
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(f)	1,730,000	1,687,736
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (a)	775,000	838,281
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (a)	425,000	469,800
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (a)	575,000	649,226
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	931,416
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	400,000	416,360
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(b)(f)	2,200,000	2,049,661
Fort Worth ISD
ULT GO Bonds Series 2023	5.00%	02/15/40 (a)(b)	1,750,000	1,966,578
Frisco ISD
ULT GO Refunding Bonds Series 2022B	5.00%	02/15/27 (a)	3,500,000	3,778,977
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (a)	240,000	271,782
Granger ISD
ULT GO Bonds Series 2022	5.00%	02/15/52 (a)(b)	10,000,000	10,512,304
Gulf Coast IDA
RB (ExxonMobil) Series 2012	2.45%	11/01/41 (b)(c)	2,675,000	2,675,000
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2020B	2.50%	12/01/59 (b)(c)	400,000	400,000
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,023,107
Houston ISD
LT GO Refunding Bonds Series 2023A	5.00%	02/15/24 (a)(k)	1,700,000	1,727,643
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	2.65%	11/01/29 (b)(c)	505,000	505,000
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/37 (b)	365,000	410,049
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (b)	1,090,000	1,218,343
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (b)	1,200,000	1,327,097
New Braunfels
Utility System Refunding RB Series 2022	5.00%	07/01/53 (b)	2,000,000	2,148,105
See financial notes
Schwab Municipal Bond Funds | Semiannual Report23

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Newark Higher Education Finance Corp
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(b)	500,000	546,952
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(b)	600,000	642,005
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(b)	680,000	719,488
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(b)	500,000	525,988
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	1,000,000	1,042,919
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (b)	1,000,000	1,009,459
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(b)(f)	2,940,000	2,841,949
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (a)(b)	2,000,000	2,166,886
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	464,162
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (a)	620,000	682,954
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	769,262
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,565,673
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (a)	625,000	630,102
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (b)	1,000,000	1,050,873
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (b)	1,245,000	1,257,578
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (b)	875,000	882,190
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,309,159
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (b)	635,000	634,484
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (b)	3,900,000	3,991,005
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	503,807
Van Alstyne ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	1,500,000	1,652,137
Waller ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)	3,500,000	3,247,184
				88,395,710
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (b)	360,000	372,150
Student Building Fee RB Series 2018	5.00%	03/01/28 (b)	425,000	438,511
				810,661
See financial notes
24Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
VERMONT 0.7%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (b)	465,000	462,847
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (b)	2,485,000	2,471,110
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (b)	1,294,000	1,305,719
				4,239,676
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (b)	580,000	539,616
WASHINGTON 3.2%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,527,686
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/37 (b)	3,980,000	4,456,081
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (h)	205,000	211,294
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	500,309
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(b)(k)	1,000,000	975,825
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(b)	1,000,000	1,109,297
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(b)	1,000,000	1,104,035
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(b)	1,250,000	1,371,016
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	544,378
Refunding RB 2019	5.00%	12/01/28	460,000	510,622
Refunding RB 2019	5.00%	12/01/29 (b)	500,000	558,749
Refunding RB 2019	5.00%	12/01/30 (b)	625,000	694,986
Port of Seattle
Intermediate Lien Refunding RB Series 2022B	5.50%	08/01/47 (b)	1,000,000	1,076,218
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(b)	2,830,000	3,091,905
				18,732,401
WISCONSIN 1.6%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (b)(g)	1,820,000	1,119,610
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (b)(g)	2,900,000	1,675,343
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (b)(g)	3,000,000	1,629,088
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	4.07%	08/15/54 (b)(e)	1,700,000	1,700,463
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (b)(h)	1,000,000	1,083,420
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (b)(h)	1,025,000	1,110,506
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,021,933
				9,340,363
See financial notes
Schwab Municipal Bond Funds | Semiannual Report25

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.3%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	457,768
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (b)	495,000	503,856
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (b)	1,000,000	751,920
				1,713,544
Total Municipal Securities (Cost $595,228,064)				583,760,085
Total Investments in Securities (Cost $595,228,064)				583,760,085

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Zero coupon bond.
(h)	Refunded bond.
(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.6% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
26Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$583,760,085	$—	$583,760,085
Total	$—	$583,760,085	$—	$583,760,085

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report27

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $595,228,064)		$583,760,085
Cash		14,635,118
Receivables:
Interest		6,185,576
Fund shares sold		69,457
Prepaid expenses	+	25,369
Total assets		604,675,605

Liabilities
Payables:
Investments bought		13,103,335
Investments bought - delayed-delivery		2,696,443
Fund shares redeemed		690,632
Distributions to shareholders		503,995
Investment adviser fees		88,033
Shareholder service fees		77,737
Independent trustees’ fees		235
Accrued expenses	+	71,825
Total liabilities		17,232,235
Net assets		$587,443,370

Net Assets by Source
Capital received from investors		$622,543,596
Total distributable loss	+	(35,100,226)
Net assets		$587,443,370

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$587,443,370		54,151,835		$10.85

See financial notes
28Schwab Municipal Bond Funds | Semiannual Report

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$8,834,508

Expenses
Investment adviser and administrator fees		605,990
Shareholder service fees		409,089
Portfolio accounting fees		53,473
Registration fees		27,948
Professional fees		19,265
Shareholder reports		9,642
Independent trustees’ fees		6,597
Custodian fees		5,812
Transfer agent fees		1,106
Other expenses	+	4,549
Total expenses		1,143,471
Expense reduction	–	96,549
Net expenses	–	1,046,922
Net investment income		7,787,586

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(7,256,817)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	3,941,398
Net realized and unrealized losses		(3,315,419)
Increase in net assets resulting from operations		$4,472,167
See financial notes
Schwab Municipal Bond Funds | Semiannual Report29

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$7,787,586	$13,145,754
Net realized losses		(7,256,817)	(16,420,637)
Net change in unrealized appreciation (depreciation)	+	3,941,398	(59,174,175)
Increase (decrease) in net assets resulting from operations		$4,472,167	($62,449,058)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,783,986)	($16,116,194)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,706,951	$201,273,043	23,892,302	$272,856,307
Shares reinvested		456,018	4,917,112	809,394	9,374,441
Shares redeemed	+	(14,694,681)	(158,428,029)	(40,607,080)	(461,906,122)
Net transactions in fund shares		4,468,288	$47,762,126	(15,905,384)	($179,675,374)

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,683,547	$542,993,063	65,588,931	$801,233,689
Total increase (decrease)	+	4,468,288	44,450,307	(15,905,384)	(258,240,626)
End of period		54,151,835	$587,443,370	49,683,547	$542,993,063
See financial notes
30Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$11.01	$12.24	$12.26	$12.23	$11.69	$11.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.21	0.20	0.24	0.29	0.28
Net realized and unrealized gains (losses)	(0.08)	(1.17)	0.07	0.07	0.54	(0.27)
Total from investment operations	0.05	(0.96)	0.27	0.31	0.83	0.01
Less distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.20)	(0.24)	(0.29)	(0.28)
Distributions from net realized gains	—	(0.06)	(0.09)	(0.04)	—	—
Total distributions	(0.13)	(0.27)	(0.29)	(0.28)	(0.29)	(0.28)
Net asset value at end of period	$10.93	$11.01	$12.24	$12.26	$12.23	$11.69
Total return	0.50%[2]	(7.97%)	2.25%	2.54%	7.19%	0.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%[3]	0.48%[4,5]	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.42%[3]	0.56%[5]	0.58%	0.58%	0.60%	0.60%
Net investment income (loss)	2.47%[3]	1.78%	1.64%	1.97%	2.42%	2.42%
Portfolio turnover rate	21%[2]	67%	43%	78%	75%	59%
Net assets, end of period (x 1,000)	$408,008	$419,849	$504,491	$488,458	$487,502	$395,147

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
CALIFORNIA 97.3%
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,682,030
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,461,878
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/23	575,000	580,139
Refunding RB Series 2015	5.00%	09/02/25	690,000	722,432
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	679,661
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	4.32%	04/01/45 (a)(c)	5,000,000	5,001,351
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,906,853
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (e)	555,000	497,910
GO Bonds Series 2017	0.00%	08/01/34 (a)(e)	7,705,000	4,938,058
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,834,182
GO Bonds	5.00%	10/01/26 (a)	7,000,000	7,012,209
GO Bonds Series 2003A1	1.55%	05/01/33 (a)(f)(g)	300,000	300,000
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,215,000	2,204,525
GO Refunding Bonds	5.00%	08/01/27	2,730,000	2,983,520
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,377,639
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,131,316
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,060,217
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	190,000	187,973
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,474,974
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	300,153
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	326,819
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	882,626
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	213,800
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	180,425
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	234,280
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	100,000	105,181
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	159,068
See financial notes
32Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Community Choice Finance Auth
RB Series 2021A	4.00%	10/01/52 (a)(d)	4,000,000	3,983,723
RB Series 2021B1	4.00%	02/01/52 (a)(d)	5,715,000	5,684,963
California Community Choice Financing Auth
RB Series 2022A1	4.00%	05/01/53 (a)(f)	5,000,000	4,995,323
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,295,882
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	3,000,000	2,983,937
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (f)	175,000	175,985
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,625,000	2,613,222
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	539,739
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	570,362
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,414,479
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,536,365
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	677,537
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,021,915
RB (Sutter Health) Series 2018A	5.00%	11/15/23	1,000,000	1,011,344
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(f)	200,000	206,112
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(f)	800,000	831,149
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,655,135
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(f)	1,715,000	1,708,721
RB Series 2021B	4.00%	11/01/36 (a)	360,000	349,420
RB Series 2021B	4.00%	11/01/38 (a)	600,000	574,285
RB Series 2021B	4.00%	11/01/39 (a)	630,000	597,304
RB Series 2021B	4.00%	11/01/40 (a)	650,000	609,494
Refunding RB (Los Angeles Cnty Museum of Art) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,600,678
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	1,500,000	1,367,637
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	471,178
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,074,700
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,063,589
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	265,608
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	351,174
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	372,729
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	105,483
COP Series 2022A	5.00%	11/01/28	115,000	122,499
COP Series 2022A	5.00%	11/01/29	125,000	134,675
COP Series 2022A	5.00%	11/01/30	100,000	108,814
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,107,719
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (f)	360,000	381,504
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (f)	350,000	378,437
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(f)	1,040,000	1,132,765
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	818,102
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(f)	500,000	493,904
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	689,152
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,188,645
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,143,461
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,079,754
See financial notes
Schwab Municipal Bond Funds | Semiannual Report33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021	4.00%	10/01/46 (a)	2,000,000	1,838,118
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	630,465
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,211,070
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	658,672
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	753,960
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	502,499
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(f)	250,000	273,615
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(f)	575,000	630,227
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(f)	250,000	273,931
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(f)	250,000	273,636
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	250,791
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	256,331
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/36 (a)	115,000	107,542
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	440,760
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	591,820
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1	1.55%	07/15/62 (a)(f)(g)	25,000	25,000
RB (Sharp Healthcare) Series 2017B	1.55%	08/01/52 (a)(f)(g)	1,575,000	1,575,000
RB (Sharp Healthcare) Series 2017C	1.55%	08/01/52 (a)(f)(g)	3,260,000	3,260,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,031,199
Lease Refunding RB Series 2022A	5.00%	08/01/33 (a)	2,000,000	2,337,904
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	199,922
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	166,962
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	603,787
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	879,644
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,801,608
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,434,076
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(f)	750,000	843,069
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(f)	735,000	807,091
M/F Housing Refunding RB (Kelvin Court) Series 2012B	2.92%	06/15/51 (a)(f)(g)	335,000	335,000
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,783,860
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(d)	1,715,000	1,803,690
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,424,906
RB (Montage Health) Series 2021A	4.00%	06/01/29	1,000,000	1,069,163
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	834,555
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	729,626
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(f)	300,000	333,022
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(f)	235,000	260,777
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(f)	900,000	995,431
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(f)	275,000	279,875
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(f)	425,000	429,512
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	516,216
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,283,339
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,195,588
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,610,518
See financial notes
34Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	140,199
Refunding RB Series 2020A	5.00%	07/01/30	150,000	170,965
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	165,242
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	282,633
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	653,324
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	599,631
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	475,000	492,403
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	256,714
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,018,514
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(h)	1,300,000	1,315,357
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	518,811
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	512,342
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	790,672
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	420,540
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	343,405
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	465,679
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	503,312
Sewer Refunding RB Series 2020	5.00%	12/01/29	50,000	56,759
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/31 (e)	500,000	374,683
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,127,310
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	271,935
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	544,492
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	816,732
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	668,227
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (e)	2,400,000	2,070,258
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	740,839
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	168,549
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(h)	415,000	418,331
GO Bonds Series 2018	5.00%	08/01/38 (a)(h)	500,000	504,014
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	486,152
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	513,607
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	530,295
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	504,223
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,396,618
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	237,345
See financial notes
Schwab Municipal Bond Funds | Semiannual Report35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	258,527
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	275,213
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)	1,315,000	1,473,972
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	498,255
East Bay Regional Park District
GO Bonds Series 2022A1	5.00%	09/01/23	2,500,000	2,524,070
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,021,229
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,287,917
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/23	775,000	780,512
Foothill Eastern Transportation Corridor Agency
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,814,434
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,090,422
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(e)(h)	1,000,000	341,162
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	904,554
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,544,405
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(e)(h)	1,120,000	761,122
GO Bonds Series 2016A	0.00%	08/01/34 (a)(e)(h)	1,900,000	1,230,396
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,727,250
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	912,381
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	798,287
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	774,311
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,399,451
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	413,567
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	187,430
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	194,001
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,192,791
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,207,000
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(h)	1,430,000	1,578,184
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	786,337
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	821,895
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,059,230
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,084,341
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,311,776
See financial notes
36Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	525,601
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(h)	685,000	693,790
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	161,301
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	214,679
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	133,942
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	213,541
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	760,980
Kern CCD
GO BANs 2020	0.00%	08/01/23 (e)	4,200,000	4,141,883
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,054,386
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,607,076
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	996,479
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	565,979
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	394,488
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	643,146
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,390,806
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	879,354
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	445,494
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	336,763
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	346,937
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	966,663
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,433,901
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,056,353
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F	5.00%	12/01/26	250,000	270,409
Lease RB Series 2021F	5.00%	12/01/27	250,000	276,622
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,428,314
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,100,085
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	988,032
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,798,468
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,557,721
Sr. RB Series 2020C	5.00%	05/15/27	1,290,000	1,363,396
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,336,381
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,548,707
See financial notes
Schwab Municipal Bond Funds | Semiannual Report37

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Water & Power
Power System RB Series 2001B	2.15%	07/01/34 (a)(f)(g)	500,000	500,000
Power System RB Series 2001B6	1.55%	07/01/34 (a)(f)(g)	3,000,000	3,000,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,134,007
Water System RB Series 2022B	5.00%	07/01/47 (a)	2,135,000	2,334,373
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,186,017
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,499,090
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	894,418
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(h)	1,050,000	1,072,409
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	690,157
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	783,826
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(e)	2,290,000	864,066
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,335,273
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(e)(h)	2,550,000	638,735
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,317,009
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (f)	3,000,000	3,044,242
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	100,930
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	152,670
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	153,959
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	207,319
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	209,014
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	148,993
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	298,681
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	654,866
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/23	700,000	704,953
GO Bonds Series 2015A	5.00%	08/01/24	600,000	614,630
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,645,049
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	547,640
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,171,757
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	554,328
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	731,486
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	387,585
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	801,350
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	615,209
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	235,063
See financial notes
38Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,380,857
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,362,705
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	843,165
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	502,168
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,788,202
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(h)	1,365,000	1,430,772
GO Bonds Series D	5.00%	08/01/32 (a)(h)	1,490,000	1,561,795
GO Bonds Series D	5.00%	08/01/33 (a)(h)	1,685,000	1,766,191
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,126,967
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26	3,000,000	3,219,793
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,677,533
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,153,827
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	623,731
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/23	2,500,000	2,518,827
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,538,880
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,559,519
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,154,247
GO Bonds Series 2023	4.00%	08/01/49 (a)	1,670,000	1,558,009
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	382,722
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	867,005
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	840,828
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,249,300
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (h)	55,000	55,956
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,822,485
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,340,510
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	2,018,118
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	565,475
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	303,229
Refunding RB Series 2021A	4.00%	09/01/26	400,000	409,493
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,002,795
See financial notes
Schwab Municipal Bond Funds | Semiannual Report39

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (h)	180,000	188,537
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,073,455
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(h)	710,000	713,812
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,823,972
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/24	500,000	506,898
Refunding RB Series 2020A	5.00%	01/01/25	545,000	561,712
Refunding RB Series 2020A	5.00%	01/01/26	825,000	865,460
Refunding RB Series 2020A	5.00%	01/01/28	810,000	881,080
Refunding RB Series 2020A	5.00%	01/01/29	855,000	945,790
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	202,160
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,009,587
Sacramento Cnty
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	1,746,892
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,459,644
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,580,150
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	748,782
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	566,030
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	367,150
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,054,160
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,430,980
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,082,499
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,025,890
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B	2.21%	04/01/38 (a)(f)(g)	1,000,000	1,000,000
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/23	550,000	554,345
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	247,383
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,552,127
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	441,043
RB 2nd Series 2022A	5.00%	05/01/30	800,000	871,581
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,859,674
RB Series 2018G	5.00%	05/01/27	2,700,000	2,840,155
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,707,104
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,046,849
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	266,974
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	154,041
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	169,746
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	314,536
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	443,723
See financial notes
40Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,268,250
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,002,092
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr. Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,289,171
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,149,811
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,260,294
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/36 (a)	400,000	437,881
RB Series 2020A	5.00%	05/01/37 (a)	250,000	272,002
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	750,000	732,801
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,733
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	179,414
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	169,069
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	327,624
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	626,737
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/35 (a)	100,000	107,140
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	929,208
RB Series 2019	4.00%	07/01/25	1,270,000	1,275,844
Refunding RB Series 2020	4.00%	07/01/26	300,000	303,112
Refunding RB Series 2020	5.00%	07/01/27	630,000	665,862
Refunding RB Series 2020	5.00%	07/01/30	645,000	702,631
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,192,227
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	413,472
Water Refunding RB Series 2022B	3.00%	07/01/28	5,000,000	5,102,714
Southern California Public Power Auth
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,042,623
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	572,823
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	645,316
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	715,300
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	610,315
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	899,185
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	200,000	190,000
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	658,833
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	689,114
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	726,020
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,925,000	4,289,357
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,212,418
See financial notes
Schwab Municipal Bond Funds | Semiannual Report41

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	505,864
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,086,366
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	543,750
Electric RB Series 2022A	5.00%	05/01/32	500,000	550,970
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (e)	2,885,000	2,740,859
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	333,216
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	477,532
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	639,916
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	682,841
				396,990,646
GUAM 0.8%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,208,837
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,252,538
				3,461,375
PUERTO RICO 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	748,356
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	601,366
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	909,715
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	847,043
				3,106,480
Total Municipal Securities (Cost $414,751,662)				403,558,501
Total Investments in Securities (Cost $414,751,662)				403,558,501

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(h)	Refunded bond.

See financial notes
42Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$403,558,501	$—	$403,558,501
Total	$—	$403,558,501	$—	$403,558,501

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report43

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $414,751,662)		$403,558,501
Cash		1,203,220
Receivables:
Interest		4,348,991
Fund shares sold		251,073
Prepaid expenses	+	12,845
Total assets		409,374,630

Liabilities
Payables:
Fund shares redeemed		798,158
Distributions to shareholders		376,234
Investment adviser fees		62,728
Shareholder service fees		56,877
Independent trustees’ fees		179
Accrued expenses	+	72,261
Total liabilities		1,366,437
Net assets		$408,008,193

Net Assets by Source
Capital received from investors		$433,163,900
Total distributable loss	+	(25,155,707)
Net assets		$408,008,193

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$408,008,193		37,317,496		$10.93

See financial notes
44Schwab Municipal Bond Funds | Semiannual Report

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$5,741,288

Expenses
Investment adviser and administrator fees		442,993
Shareholder service fees		298,149
Portfolio accounting fees		47,261
Professional fees		21,183
Registration fees		13,372
Independent trustees’ fees		6,276
Shareholder reports		5,759
Custodian fees		4,193
Transfer agent fees		712
Other expenses	+	3,397
Total expenses		843,295
Expense reduction	–	77,864
Net expenses	–	765,431
Net investment income		4,975,857

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(5,523,057)
Net realized gains on futures contracts	+	259,290
Net realized losses		(5,263,767)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	2,165,391
Net realized and unrealized losses		(3,098,376)
Increase in net assets resulting from operations		$1,877,481
See financial notes
Schwab Municipal Bond Funds | Semiannual Report45

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$4,975,857	$8,143,788
Net realized losses		(5,263,767)	(8,667,778)
Net change in unrealized appreciation (depreciation)	+	2,165,391	(38,196,409)
Increase (decrease) in net assets resulting from operations		$1,877,481	($38,720,399)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,971,200)	($10,507,043)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,746,484	$73,377,159	14,257,320	$162,492,017
Shares reinvested		281,393	3,056,980	581,738	6,790,680
Shares redeemed	+	(7,833,598)	(85,181,633)	(17,919,503)	(204,696,513)
Net transactions in fund shares		(805,721)	($8,747,494)	(3,080,445)	($35,413,816)

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,123,217	$419,849,406	41,203,662	$504,490,664
Total decrease	+	(805,721)	(11,841,213)	(3,080,445)	(84,641,258)
End of period		37,317,496	$408,008,193	38,123,217	$419,849,406
See financial notes
46Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/22– 2/28/23*	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$9.20	$10.64	$10.42	$11.25	$10.61	$10.63	$10.44
Income (loss) from investment operations:
Net investment income (loss)[3]	0.17	0.27	0.32	0.20	0.38	0.40	0.36
Net realized and unrealized gains (losses)	(0.24)	(1.43)	0.23	(0.83)	0.73	0.01	0.20
Total from investment operations	(0.07)	(1.16)	0.55	(0.63)	1.11	0.41	0.56
Less distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.26)	(0.20)	(0.38)	(0.41)	(0.35)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)	(0.02)	(0.02)
Total distributions	(0.16)	(0.28)	(0.33)	(0.20)	(0.47)	(0.43)	(0.37)
Redemption fees[3]	—	—	—[4]	0.00[5]	0.00[5]	0.00[5]	0.00[5]
Net asset value at end of period	$8.97	$9.20	$10.64	$10.42	$11.25	$10.61	$10.63
Total return	(0.69%)[6]	(11.10%)	5.36%	(5.56%)[6]	10.71%	3.93%	5.42%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%[7]	0.50%[8]	0.58%[9]	0.73%[7,10]	0.75%	0.75%	0.92%[11]
Gross operating expenses	0.67%[7]	0.55%[8]	0.70%	0.90%[7]	0.78%	0.76%	0.88%[12]
Net investment income (loss)	3.84%[7]	2.63%	2.99%	3.81%[7]	3.48%	3.80%	3.30%
Portfolio turnover rate	57%[6]	126%	83%	36%[6]	27%	18%	11%
Net assets, end of period (x 1,000)	$37,589	$48,588	$69,314	$66,290	$82,969	$77,029	$118,300

*	Unaudited.
[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High
Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal
Fund prior to the acquisition date of August 10, 2020 and Schwab Opportunistic Municipal Bond Fund subsequent to that date.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2021, redemption fees were eliminated.
[5]	Amount is less than $0.01 per share.
[6]	Not annualized.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021 is a blended ratio.
[10]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020 is a blended ratio.
[11]	Includes predecessor adviser recoupment of previously waived fees.
[12]	Excludes predecessor adviser recoupment of previously waived fees.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable-rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.4% OF NET ASSETS
ALABAMA 2.7%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	1,000,000	999,795
ARIZONA 1.9%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (b)	700,000	703,926
CALIFORNIA 1.6%
California Infrastructure & Economic Development Bank
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(b)	285,000	283,956
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/39 (b)(c)	600,000	296,077
				580,033
COLORADO 3.8%
Colorado Health Facilities Auth
RB (Intermountain Healthcare) Series 2022A	5.00%	05/15/47 (b)	200,000	212,766
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	458,138
Park Creek Metropolitan District
Sr LT RB Series 2019A	4.00%	12/01/34 (b)	745,000	769,129
				1,440,033
CONNECTICUT 1.4%
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (b)	500,000	522,048
FLORIDA 8.2%
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (b)	500,000	514,227
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	500,000	456,866
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (b)	500,000	475,237
See financial notes
48Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty
Refunding RB Series 2022A	5.25%	10/01/52 (b)	750,000	783,026
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	500,000	368,592
Tampa
RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/53 (b)(c)	250,000	52,415
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	500,000	444,135
				3,094,498
GUAM 1.3%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (b)	500,000	503,874
ILLINOIS 2.3%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (b)	500,000	501,543
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(b)	400,000	370,523
				872,066
LOUISIANA 2.6%
Louisiana Public Facilities Auth
RB Series 2020A	4.00%	04/01/50 (b)(d)	60,000	64,462
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (b)	500,000	509,081
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	400,000	400,079
				973,622
MARYLAND 2.8%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (b)	500,000	518,010
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (b)	500,000	522,295
				1,040,305
MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (b)	500,000	521,270
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (b)	300,000	303,515
				824,785
MICHIGAN 1.4%
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)	500,000	534,678
MINNESOTA 10.0%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.36%	02/01/00 (e)	15,000	5,550
Pooled Housing Development RB Series 1993	4.71%	02/01/02 (e)	30,000	11,100
See financial notes
Schwab Municipal Bond Funds | Semiannual Report49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pooled Housing Development RB Series 1993	4.91%	02/01/05 (e)	20,000	7,400
Pooled Housing Development RB Series 1993	4.95%	02/01/06 (e)	20,000	7,400
Pooled Housing Development RB Series 1993	5.03%	02/01/07 (e)	65,000	24,050
Pooled Housing Development RB Series 1993	5.05%	02/01/08 (e)	10,000	3,700
Pooled Housing Development RB Series 1993	5.23%	02/01/17 (e)	450,000	166,500
Pooled Housing Development RB Series 1993	5.58%	02/01/25 (b)(e)	9,500,000	3,515,000
				3,740,700
NEW JERSEY 6.1%
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (b)	500,000	505,239
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (b)	1,000,000	999,513
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (b)	750,000	775,268
				2,280,020
NEW YORK 16.7%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	500,000	491,373
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	500,000	512,213
New York City
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	545,000	515,245
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (b)	250,000	281,096
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3	2.45%	06/15/49 (a)(b)(f)	500,000	500,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (b)	500,000	521,546
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (b)	500,000	474,176
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	561,468
New York State Dormitory Auth
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	500,000	513,507
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/41 (b)	500,000	546,853
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (b)	500,000	504,310
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	400,000	425,867
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (b)	500,000	435,933
				6,283,587
NORTH CAROLINA 2.0%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (b)	250,000	225,606
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (b)	500,000	535,203
				760,809
See financial notes
50Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (b)	500,000	452,354
OREGON 0.4%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(c)	500,000	143,176
PENNSYLVANIA 5.6%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (b)	500,000	530,546
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (b)	500,000	531,800
Sub RB Series 2017B1	5.25%	06/01/47 (b)	250,000	259,630
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	250,000	274,823
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (b)	500,000	520,393
				2,117,192
SOUTH CAROLINA 3.5%
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (b)	750,000	814,781
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (b)	500,000	499,982
				1,314,763
SOUTH DAKOTA 1.4%
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	538,836
TENNESSEE 2.7%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (b)	500,000	503,948
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (b)	500,000	524,112
				1,028,060
TEXAS 9.4%
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	380,578
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (b)	400,000	439,661
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (b)	500,000	451,206
Newark Higher Education Finance Corp
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	500,000	521,460
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (b)	500,000	522,326
See financial notes
Schwab Municipal Bond Funds | Semiannual Report51

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/25	400,000	414,709
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (b)	800,000	813,014
				3,542,954
VIRGINIA 2.2%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B	2.60%	01/01/47 (a)(b)(f)	335,000	335,000
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (b)	520,000	483,793
				818,793
WASHINGTON 3.8%
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/38 (b)	800,000	891,345
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	550,561
				1,441,906
WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Auth
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (b)	500,000	430,178
Total Municipal Securities (Cost $39,029,232)				36,982,991
Total Investments in Securities (Cost $39,029,232)				36,982,991

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)
The securities are in default and are not making full payments of interest and principal when due. The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on or about April 13, 2023, with residual distributions to be paid in 2024 and possibly 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. These amounts were determined by factors including, but not limited to, property occupancy levels, per unit rental rates, capital reinvestment expenses, and county tax levy payments. The coupon accrual rate utilized by the fund was reviewed at least semiannually and was generally based on interest payments received historically along with any known changes in the previously mentioned factors.

(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
GO —	General obligation
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
ULT —	Unlimited tax
USD —	Unified school district
See financial notes
52Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$36,982,991	$—	$36,982,991
Total	$—	$36,982,991	$—	$36,982,991

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Report53

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of February 28, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $39,029,232)		$36,982,991
Cash		51,602
Receivables:
Interest		644,611
Fund shares sold		28,100
Prepaid expenses	+	9,815
Total assets		37,717,119

Liabilities
Payables:
Fund shares redeemed		40,683
Distributions to shareholders		36,583
Investment adviser fees		6,121
Independent trustees’ fees		157
Accrued expenses	+	44,447
Total liabilities		127,991
Net assets		$37,589,128

Net Assets by Source
Capital received from investors		$45,181,779
Total distributable loss	+	(7,592,651)
Net assets		$37,589,128

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$37,589,128		4,192,778		$8.97

See financial notes
54Schwab Municipal Bond Funds | Semiannual Report

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2022 through February 28, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$891,278

Expenses
Investment adviser and administrator fees		82,114
Portfolio accounting fees		15,747
Professional fees		14,556
Registration fees		11,581
Independent trustees’ fees		5,562
Shareholder reports		3,211
Custodian fees		1,396
Transfer agent fees		877
Other expenses	+	1,510
Total expenses		136,554
Expense reduction	–	33,757
Net expenses	–	102,797
Net investment income		788,481

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(2,307,364)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	781,829
Net realized and unrealized losses		(1,525,535)
Decrease in net assets resulting from operations		($737,054)
See financial notes
Schwab Municipal Bond Funds | Semiannual Report55

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/22-2/28/23		9/1/21-8/31/22
Net investment income		$788,481	$1,634,539
Net realized losses		(2,307,364)	(2,561,194)
Net change in unrealized appreciation (depreciation)	+	781,829	(6,054,888)
Decrease in net assets from operations		($737,054)	($6,981,543)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($746,812)	($1,675,306)

TRANSACTIONS IN FUND SHARES
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		737,843	$6,623,611	3,399,370	$34,667,631
Shares reinvested		46,344	413,551	83,181	830,520
Shares redeemed	+	(1,871,651)	(16,552,398)	(4,719,224)	(47,566,667)
Net transactions in fund shares		(1,087,464)	($9,515,236)	(1,236,673)	($12,068,516)

SHARES OUTSTANDING AND NET ASSETS
	9/1/22-2/28/23			9/1/21-8/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,280,242	$48,588,230	6,516,915	$69,313,595
Total decrease	+	(1,087,464)	(10,999,102)	(1,236,673)	(20,725,365)
End of period		4,192,778	$37,589,128	5,280,242	$48,588,230
See financial notes
56Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab Municipal Bond Funds | Semiannual Report57

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Delayed-Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity to the purchaser. At February 28, 2023, as a percentage of the total assets, 17% of the Schwab Tax-Free Bond Fund investments in securities had credit and/or liquidity enhancements, with no single entity providing greater than 10%. Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The funds may also invest in derivative instruments, principally futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Portfolio Turnover Risk. The Schwab Opportunistic Municipal Bond Fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2023, each fund’s total purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Tax-Free Bond Fund	$—	$12,845,153	$0
Schwab California Tax-Free Bond Fund	3,901,517	1,901,106	0
Schwab Opportunistic Municipal Bond Fund	—	1,200,558	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 4 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Tax-Free Bond Fund	$—	—
Schwab California Tax-Free Bond Fund	642,737	5
Schwab Opportunistic Municipal Bond Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2023, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$291,716,854	$241,363,487
Schwab California Tax-Free Bond Fund	86,369,111	94,167,207
Schwab Opportunistic Municipal Bond Fund	23,593,414	32,823,962

10. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$595,228,064	$5,136,253	($16,604,232)	($11,467,979)
Schwab California Tax-Free Bond Fund	415,029,733	1,492,652	(12,963,884)	(11,471,232)
Schwab Opportunistic Municipal Bond Fund	39,029,232	160,681	(2,206,922)	(2,046,241)
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$—
Schwab California Tax-Free Bond Fund	8,678,510
Schwab Opportunistic Municipal Bond Fund	3,589,018
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended February 28, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. Total capital losses realized as of the ownership change date were $3,812,347, the availability of those losses will be limited to $1,158,839 annually.
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2022, the Schwab Tax-Free Bond Fund had capital losses deferred of $16,428,979.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2023. The tax-basis components of distributions paid during the fiscal year ended August 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Tax-Free Bond Fund	$13,141,181	$966,096	$2,008,917
Schwab California Tax-Free Bond Fund	8,142,264	968,705	1,396,074
Schwab Opportunistic Municipal Bond Fund	1,670,528	4,778	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond Funds
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Municipal Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Schwab Municipal Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Municipal Bond Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab Municipal Bond Funds | Semiannual Report69

Schwab Municipal Bond Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
70Schwab Municipal Bond Funds | Semiannual Report

Schwab Municipal Bond Funds
Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg California Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal 3-15 Year Blend Index An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal Bond Index An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

Schwab Municipal Bond Funds | Semiannual Report71

Schwab Municipal Bond Funds
credit quality The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
72Schwab Municipal Bond Funds | Semiannual Report

Notes

Notes

Notes

Schwab Municipal Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-26
00284393

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	April 17, 2023